Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (1.2%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,000	1,012
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/21	3,000	3,146
Alabama Economic Settlement Authority BP
Settlement Revenue	4.000%	9/15/33	7,500	8,312
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/29	3,220	4,100
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/30	7,950	9,323
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	4.000%	6/1/37	10,030	11,506
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/22 (Prere.)	6,905	7,626
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/22 (Prere.)	7,245	8,001

Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/22 (Prere.)	7,000	7,731
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/21	4,895	5,147
Auburn University Alabama General Fee
Revenue	5.000%	6/1/31	3,000	3,251
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,520	1,796
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	2,061
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,232
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,522
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,429
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,341
Birmingham AL GO	5.000%	3/1/32	5,000	5,552
Birmingham AL Special Care Facilities
Financing Authority Revenue (Children's
Hospital of Alabama)	5.000%	6/1/29	2,195	2,596
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/26	1,795	2,205
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/27	3,945	4,968
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/27	1,100	1,385
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/28	1,250	1,610
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/33	4,000	4,942
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/35	5,000	6,100
Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/32	1,150	1,437
Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/33	1,500	1,870

Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/34	1,825	2,270
Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/35	2,155	2,674
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	36,515	39,917
1 Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT, 67% of
1M USD LIBOR + 0.900%	2.093%	12/1/23	16,500	16,501
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25	25,000	28,372
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	78,110	81,020
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	8,715	9,294
Hoover AL GO	4.000%	7/1/30	2,485	2,894
Huntsville AL Electric System Revenue	5.000%	12/1/26	650	819
Huntsville AL Electric System Revenue	5.000%	12/1/26	300	378
Huntsville AL Electric System Revenue	5.000%	12/1/27	400	509
Huntsville AL Electric System Revenue	5.000%	12/1/27	275	350
Huntsville AL Electric System Revenue	5.000%	12/1/28	500	634
Huntsville AL Electric System Revenue	5.000%	12/1/28	395	501
Huntsville AL Electric System Revenue	5.000%	12/1/29	1,000	1,260
Huntsville AL Electric System Revenue	5.000%	12/1/29	500	630
Huntsville AL Electric System Revenue	5.000%	12/1/31	365	456
Huntsville AL Electric System Revenue	5.000%	12/1/32	1,010	1,256
Huntsville AL Electric System Revenue	5.000%	12/1/33	1,000	1,241
Huntsville AL Electric System Revenue	5.000%	12/1/34	1,880	2,326
Huntsville AL Electric System Revenue	5.000%	12/1/35	2,000	2,471
Huntsville AL Electric System Revenue	5.000%	12/1/36	2,025	2,496
Huntsville AL Electric System Revenue	5.000%	12/1/37	1,500	1,842
Huntsville AL Electric System Revenue	5.000%	12/1/38	1,325	1,622
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,050	2,153
Huntsville AL GO	5.000%	5/1/21	2,330	2,449
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,375	2,494
Huntsville AL GO	5.000%	9/1/21 (Prere.)	2,245	2,388
Huntsville AL GO	5.000%	5/1/24	2,410	2,824
Huntsville AL GO	5.000%	5/1/25	2,535	3,069
Huntsville AL GO	5.000%	5/1/25	2,955	3,577
Huntsville AL GO	5.000%	3/1/26	295	314
Huntsville AL GO	5.000%	5/1/26	2,660	3,314
Huntsville AL GO	5.000%	5/1/33	575	602
Huntsville AL GO	5.000%	5/1/34	3,515	4,420
Huntsville AL GO	5.000%	5/1/35	3,690	4,630
Huntsville AL GO	5.000%	5/1/35	3,000	3,764
Huntsville AL GO	5.000%	5/1/36	5,055	6,536
Huntsville AL GO	5.000%	5/1/36	3,875	4,850
Huntsville AL GO	5.000%	5/1/36	4,330	5,419
Huntsville AL GO	5.000%	5/1/37	5,055	6,516
Huntsville AL GO	5.000%	5/1/37	4,070	5,080
Huntsville AL GO	5.000%	5/1/37	3,050	3,807
Huntsville AL GO	5.000%	5/1/38	2,245	2,793
Huntsville AL Water System Revenue	5.000%	11/1/25	1,500	1,815
Huntsville AL Water System Revenue	5.000%	11/1/27	1,655	1,994
Huntsville AL Water System Revenue	5.000%	11/1/28	1,525	1,833

Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	2,845
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	5,450	5,450
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	3,630	3,630
Jefferson County AL GO	5.000%	4/1/26	3,610	4,430
Jefferson County AL Revenue	5.000%	9/15/25	3,680	4,435
Jefferson County AL Revenue	5.000%	9/15/27	5,340	6,636
Jefferson County AL Revenue	5.000%	9/15/28	2,500	3,094
Jefferson County AL Revenue	5.000%	9/15/29	5,285	6,513
Jefferson County AL Revenue	5.000%	9/15/30	7,405	9,080
Jefferson County AL Revenue	5.000%	9/15/32	5,000	6,098
Jefferson County AL Revenue	5.000%	9/15/33	6,700	8,155
Jefferson County AL Revenue	5.000%	9/15/34	3,305	4,015
Jefferson County AL Revenue	4.000%	9/15/36	5,105	5,724
Jefferson County AL Revenue	4.000%	9/15/37	5,245	5,863
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,895
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,899
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	824
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	1,088
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	1,080
Lower AL Gas District Gas Project Revenue
PUT	4.000%	12/1/25	47,000	53,426
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/27	3,505	4,236
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/29	3,575	4,288
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/30	2,500	2,987
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/31	3,000	3,581
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	4/1/24	250,000	274,875
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	6/1/24	25,595	28,192
Troy University AL Facilities Revenue	5.000%	11/1/27 (15)	1,175	1,476
Troy University AL Facilities Revenue	5.000%	11/1/28 (15)	330	423
Troy University AL Facilities Revenue	5.000%	11/1/29 (15)	1,000	1,304
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/30	1,600	1,947
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/34	1,020	1,233
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/35	1,500	1,808
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/36	2,025	2,436
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/27	450	572
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/28	625	810
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/29	800	1,053
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/30	600	786
University of Alabama General Revenue	5.000%	7/1/21	10,530	11,142
University of South Alabama University Facilities
Revenue	5.000%	11/1/24 (4)	1,675	1,965

University of South Alabama University Facilities
Revenue	5.000%	11/1/25 (4)	1,700	2,053
University of South Alabama University Facilities
Revenue	5.000%	11/1/27 (4)	2,035	2,506
University of South Alabama University Facilities
Revenue	5.000%	11/1/28 (4)	2,240	2,748
University of South Alabama University Facilities
Revenue	5.000%	11/1/29 (4)	1,110	1,356
University of South Alabama University Facilities
Revenue	5.000%	11/1/33 (4)	5,110	6,175
				902,707
Alaska (0.1%)
Alaska GO	5.000%	8/1/24	5,000	5,613
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	1.100%	2/7/20	20,125	20,125
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	2,600	2,845
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	4,505	4,930
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	1,690	1,849
Alaska Housing Finance Corp. Revenue	5.000%	12/1/25	475	518
Alaska Housing Finance Corp. Revenue	5.000%	12/1/26	825	898
Alaska Housing Finance Corp. Revenue	5.000%	12/1/29	310	336
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,855	5,336
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,778
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	5,272
Anchorage AK GO	5.000%	9/1/26	6,590	8,011
Anchorage AK Wastewater Revenue	5.000%	5/1/30	1,565	1,966
Anchorage AK Wastewater Revenue	5.000%	5/1/31	2,000	2,495
Anchorage AK Water Revenue	5.000%	5/1/30	2,050	2,575
Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,959
Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,949
Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,932
Anchorage AK Water Revenue	5.000%	5/1/36	3,470	4,268
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	15,000	17,792
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/32	5,000	5,919
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	1,575	1,577
				106,943
Arizona (1.8%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22 (Prere.)	800	877
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22 (Prere.)	715	784
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/26	810	1,011
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/27	315	345
2 Arizona Board of Regents Arizona State
University System Revenue	5.000%	8/1/27	940	1,126
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/28	840	1,066
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/28	285	312
2 Arizona Board of Regents Arizona State
University System Revenue	5.000%	8/1/28	1,000	1,221

Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	710	828
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/31	725	869
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/32	750	872
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/32	875	1,046
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/33	750	871
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/33	700	835
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	750	870
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	1,250	1,559
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	1,000	1,192
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/35	750	869
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/35	1,280	1,593
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/35	600	714
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/36	1,000	1,157
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/37	1,500	1,857
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/22 (Prere.)	1,000	1,094
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/22 (Prere.)	1,290	1,412
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	3,510	4,236
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,860	2,245
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/30	2,065	2,475
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,100	1,312
Arizona COP	5.000%	9/1/20	1,700	1,740
Arizona COP	5.000%	10/1/26	10,590	13,281
Arizona COP	5.000%	10/1/27	13,400	17,164
Arizona COP	5.000%	10/1/28	11,330	14,837
Arizona COP	5.000%	10/1/29	17,335	23,063
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	3,480	3,615
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/22	3,100	3,326
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/23	5,000	5,368
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/27	6,500	6,997

Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,146
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,810	4,504
Arizona Industrial Development Authority
Education Revenue (Academies of Math &
Science Project)	5.000%	7/1/39	1,000	1,137
Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/31	685	814
Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/35	1,820	2,139
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/27 (15)	400	494
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/28 (15)	325	408
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/29 (15)	700	892
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/31 (15)	325	410
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/32 (15)	325	407
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/33 (15)	350	437
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	4.000%	6/1/34 (15)	250	284
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/35 (15)	530	659
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/36 (15)	555	688
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/37 (15)	775	957
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/38 (15)	650	800
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	4.000%	6/1/39 (15)	500	556
Arizona Lottery Revenue	5.000%	7/1/26	6,390	7,987
Arizona Lottery Revenue	5.000%	7/1/27	7,000	8,963
Arizona Lottery Revenue	5.000%	7/1/28	5,500	7,199
Arizona School Facilities Board COP	5.000%	9/1/21	5,130	5,459
Arizona State Industrial Development Authority
Revenue (Pinecrest Academy)	5.750%	7/15/38	1,810	2,079
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/24	1,625	1,909

Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/34	2,900	3,537
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/35	2,000	2,435
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/36	2,530	3,073
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	6,755	7,147
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	10,275	11,279
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	12,015	13,663
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	27,590	32,459
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	9,940	10,108
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	9,331
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	7,580	8,330
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	1,925	2,116
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	4,225	4,637
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	7,518
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,060
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	4,375	5,396
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,000	17,167
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	5,125	6,261
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20 (ETM)	2,155	2,214
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20	1,345	1,382
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/21 (ETM)	1,450	1,549
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/21	2,235	2,388
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22 (ETM)	1,490	1,653
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	6,010	6,664
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/27	12,000	14,235
Chandler AZ GO	4.000%	7/1/22	3,515	3,780
Chandler AZ GO	5.000%	7/1/23	3,400	3,875
Chandler AZ GO	5.000%	7/1/24	5,905	6,964
Gilbert AZ GO	5.000%	7/1/20	14,000	14,237
Gilbert AZ GO	5.000%	7/1/21	7,290	7,715
Gilbert AZ Water Resource Municipal Property
Corp. Revenue	5.000%	7/1/27	2,555	3,201
Glendale AZ Excise Tax Revenue	5.000%	7/1/27	3,495	4,424
Glendale AZ Excise Tax Revenue	5.000%	7/1/29	2,500	3,137
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,517
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,517
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,539
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	3,847

Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	3,791
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	2,921
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,054
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	14,151
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	2,816
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,162
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,448
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/25	9,445	11,455
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	10,442
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,647
Goodyear AZ Public Improvement Corp.
Municipal Facilities Revenue	5.000%	7/1/20	1,695	1,723
Goodyear AZ Public Improvement Corp.
Municipal Facilities Revenue	4.000%	7/1/30	1,775	2,034
Goodyear AZ Public Improvement Corp.
Municipal Facilities Revenue	4.000%	7/1/31	1,500	1,713
Goodyear AZ Public Improvement Corp.
Municipal Facilities Revenue	4.000%	7/1/31	1,400	1,599
La Paz County AZ Industrial Development
Authority (Harmony Public Schools Project)
Revenue	5.000%	2/15/28	350	405
La Paz County AZ Industrial Development
Authority (Harmony Public Schools Project)
Revenue	5.000%	2/15/38	600	700
Maricopa AZ Industrial Development Authority
Revenue (Legacy Traditional School)	4.000%	7/1/34	500	565
Maricopa AZ Industrial Development Authority
Revenue (Legacy Traditional School)	5.000%	7/1/39	750	920
Maricopa AZ Industrial Development Authority
Revenue (Legacy Traditional School)	5.000%	7/1/39	2,500	2,841
Maricopa County AZ Elementary School District
No. 14 (Creighton) GO	3.000%	7/1/30	2,150	2,369
Maricopa County AZ Elementary School District
No. 14 (Creighton) GO	3.000%	7/1/31	2,415	2,640
Maricopa County AZ Elementary School District
No. 14 (Creighton) GO	3.000%	7/1/32	1,500	1,623
Maricopa County AZ Elementary School District
No. 14 (Creighton) GO	3.000%	7/1/33	2,310	2,474
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/27	8,050	10,120
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/28	15,345	19,681
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	4.000%	1/1/32	12,020	13,682
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/32	9,045	11,096
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/34	7,510	9,153

Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/38	1,615	1,945
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT	5.000%	5/15/26	15,000	18,440
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/32	1,035	1,306
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/34	1,000	1,253
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/35	1,000	1,247
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/36	2,140	2,662
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/37	2,520	3,124
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/20	1,775	1,798
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.250%	7/1/23 (Prere.)	690	792
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/23 (Prere.)	480	555
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/23 (Prere.)	375	433
Maricopa County AZ Unified School District No.
GO	5.000%	7/1/22	8,465	9,296
Maricopa County AZ Unified School District No.
4 (Mesa) GO	5.000%	7/1/23	2,250	2,555
Maricopa County AZ Unified School District No.
48 (Scottsdale) GO	4.000%	7/1/29	1,620	1,919
Maricopa County AZ Unified School District No.
48 (Scottsdale) GO	4.000%	7/1/30	1,425	1,674
Maricopa County AZ Unified School District No.
48 (Scottsdale) GO	4.000%	7/1/31	2,000	2,334
Maricopa County AZ Unified School District No.
97 (Deer Valley) GO	5.000%	7/1/25	6,685	8,107
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,955	12,650
Mesa AZ Utility System Revenue	4.000%	7/1/32	6,700	7,659
Northern AZ University Revenue	5.000%	6/1/36 (15)	3,335	4,339
Northern AZ University Revenue	5.000%	6/1/37 (15)	3,275	4,246
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	9,555	9,715
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	13,330	13,553
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	3,895	4,895
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/31	12,540	15,656
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/32	1,580	1,974
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/33	4,500	5,610
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/35	2,000	2,483
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/35	24,550	30,382

Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/36	4,190	5,189
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/36	10,025	12,377
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/37	3,085	3,810
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/37	20,065	24,703
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/38	4,000	4,926
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	6,320	6,941
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	11,000	12,080
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/28	6,440	7,660
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/28	2,730	3,247
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/33	6,845	8,154
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/26	1,790	2,233
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/27	2,035	2,597
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	4.000%	7/1/28	16,000	17,985
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/32	5,120	6,285
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/33	3,250	3,986
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/34	8,520	10,421
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	3,010	3,061
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	11,060	12,146
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	7,195	8,184
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/24	7,835	9,221
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/25	9,040	10,650
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	11,000	12,945
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/27	2,565	3,008
Phoenix AZ Civic Improvement Corp. Water
System Revenue	4.000%	7/1/29	30,000	33,498
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/31	9,530	11,724
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/32	13,065	16,038
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/33	11,525	14,135
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	12,815	15,674

Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/35	10,000	12,207
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/36	8,750	10,659
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/37	8,700	10,572
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/39	10,000	12,096
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/26	250	302
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/29	700	870
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/31	700	859
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/33	300	366
Pima County AZ Community College District
Revenue	5.000%	7/1/32	650	824
Pima County AZ Community College District
Revenue	5.000%	7/1/33	750	948
Pima County AZ Community College District
Revenue	5.000%	7/1/34	1,245	1,571
Pima County AZ Community College District
Revenue	5.000%	7/1/36	500	628
Pima County AZ GO	4.000%	7/1/21	6,000	6,264
Pima County AZ Industrial Development
Authority Revenue (American Leadership
Academy Inc.)	4.125%	6/15/29	2,450	2,523
Pima County AZ Industrial Development
Authority Revenue (American Leadership
Academy Inc.)	5.000%	6/15/34	2,180	2,363
Pima County AZ Industrial Development
Authority Revenue (American Leadership
Academy Inc.)	5.000%	6/15/39	1,310	1,407
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	12,000	12,759
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/22	3,140	3,436
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/23	3,585	4,065
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,062
Pima County AZ Sewer Revenue	5.000%	7/1/20	4,000	4,067
Pima County AZ Sewer Revenue	5.000%	7/1/21	4,400	4,655
Pima County AZ Sewer Revenue	5.000%	7/1/24	5,800	6,826
Pima County AZ Sewer Revenue	5.000%	7/1/25	5,245	6,380
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/22	2,025	2,236
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/23	1,155	1,325

Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/25	1,655	1,969
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/26	10,750	13,286
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	5,000	6,306
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/29	3,135	3,945
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/30	18,440	23,711
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/32	6,650	8,489
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/34	5,030	6,223
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/34	23,970	28,563
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/35	25,020	29,761
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	14,000	17,248
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/38	6,240	7,646
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	4,045	4,328
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	4,335	4,788
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,440	9,610
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,286
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	23,039
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,790	3,435
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	345
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,297
Scottsdale AZ GO	4.000%	7/1/24	3,115	3,539
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	13,644
Tempe AZ GO	4.000%	7/1/25	5,765	6,722
Tucson AZ Water System Revenue	5.000%	7/1/23	3,540	4,027
Tucson AZ Water System Revenue	5.000%	7/1/28	1,765	2,248
Tucson AZ Water System Revenue	5.000%	7/1/29	1,750	2,223
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/27	1,245	1,558
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/39	1,020	1,275
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/24	1,260	1,462
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/25	1,250	1,450
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/32	1,010	1,160
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.250%	8/1/32	1,500	1,740
				1,376,020

Arkansas (0.2%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/33	1,085	1,376
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	4.000%	12/1/38	1,085	1,224
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	49,000	49,383
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	380	408
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/24	10,105	11,997
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/32	3,000	3,606
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/33	3,305	3,959
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/34	2,815	3,367
Rogers AR School District No. 30 GO	3.000%	2/1/31	4,810	5,023
Springdale AR Sales and Use Revenue	5.000%	4/1/26 (15)	2,695	3,131
Springdale AR Sales and Use Revenue	5.000%	4/1/27 (15)	1,500	1,736
Springdale AR Sales and Use Revenue	5.000%	4/1/28 (15)	1,025	1,181
Springdale AR Sales and Use Revenue	4.000%	4/1/30 (15)	2,670	2,919
Springdale AR Sales and Use Revenue	4.000%	4/1/31 (15)	2,860	3,113
Springdale AR Sales and Use Revenue	5.000%	4/1/37 (15)	18,550	21,072
Springdale AR School District No. 50 GO	4.000%	6/1/26	4,505	4,838
Springdale AR School District No. 50 GO	4.000%	6/1/27	3,500	3,751
Springdale AR School District No. 50 GO	4.000%	6/1/32	4,500	4,774
Springdale AR School District No. 50 GO	4.000%	6/1/33	5,500	5,830
University of Arkansas Revenue	5.000%	11/1/20	855	881
University of Arkansas Revenue	5.000%	11/1/25	570	694
University of Arkansas Revenue	5.000%	11/1/26	600	749
University of Arkansas Revenue	5.000%	11/1/29	710	881
University of Arkansas Revenue	5.000%	11/1/31	835	1,028
University of Arkansas Revenue	5.000%	11/1/33	1,000	1,225
University of Arkansas Revenue	5.000%	11/1/34	1,000	1,222
University of Arkansas Revenue	5.000%	11/1/36	1,200	1,460
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/21 (Prere.)	1,815	1,944
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/21 (Prere.)	1,075	1,151
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/21 (Prere.)	1,695	1,815
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/22	2,000	2,224
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	1,280	1,474
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	2,020	2,353
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	2,205	2,561
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/28	3,210	3,711
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/29	3,355	3,860
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/30	2,555	2,930

University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/27	1,000	1,142
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/28	3,000	3,423
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/29	1,970	2,247
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/30	2,000	2,277
				173,940
California (9.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,506
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,059
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	155	166
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	1,450	1,606
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26 (4)	1,970	2,486
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/27 (4)	2,345	3,032
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/33 (4)	750	939
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/34 (4)	600	749
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	6,510	7,797
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/27	3,000	3,499
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/30	12,395	14,263
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	2,195	2,349
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/27	4,015	4,537
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/29	5,000	5,641
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/30	9,000	10,133
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	5,000	5,610
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/35	5,000	5,589

Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,030	5,298
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,300	5,582
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	7,900	9,444
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,680	5,558
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	11,840	13,914
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/34	25,295	29,580
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	40,120	46,729
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	26,415	30,539
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/38	20,000	23,033
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,625	15,753
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	7,200	7,355
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	64,500	67,864
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	19,850	21,548
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	54,000	58,667
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	33,875	37,328
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	4.000%	4/1/32	12,970	15,329
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.700%	1.640%	4/1/21	14,500	14,561
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.900%	1.840%	5/1/23	13,500	13,722
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	4,422
Beverly Hills CA Unified School District GO	0.000%	8/1/29	7,950	6,887
3 California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,150	20,357
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	12,410	12,538
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,200	6,264
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	80	93
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	35	42
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	55	66

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	2,490	2,980
California Educational Facilities Authority
Revenue (Loyola Marymount University)	0.000%	10/1/37 (14)	6,340	4,115
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/29	3,000	3,640
California GO	5.000%	10/1/20	3,000	3,082
California GO	5.000%	11/1/20	68,080	70,184
California GO	5.000%	3/1/22	26,540	28,819
California GO	5.000%	8/1/22	19,000	20,955
California GO	5.000%	8/1/22	4,880	5,382
California GO	5.000%	9/1/22	4,900	5,421
California GO	5.000%	9/1/22	5,620	6,217
California GO	5.000%	9/1/22	17,000	18,806
California GO	5.000%	12/1/22	11,000	12,281
California GO	5.000%	9/1/23	9,770	11,204
California GO	5.000%	11/1/23	9,700	11,189
California GO	5.000%	12/1/23	34,000	39,332
California GO	5.000%	3/1/24	30,065	35,069
California GO	5.000%	4/1/24	6,000	7,019
California GO	5.000%	5/1/24	35,000	41,059
California GO	5.000%	10/1/24	10,500	12,493
California GO	5.000%	10/1/24	38,425	45,718
California GO	5.000%	3/1/25	15,410	18,590
California GO	5.000%	10/1/25	20,000	22,592
California GO	5.000%	10/1/25	34,000	41,784
California GO	5.000%	11/1/25	33,000	39,356
California GO	5.000%	4/1/26	48,005	59,876
California GO	5.000%	10/1/26	31,195	35,237
California GO	5.000%	4/1/27	52,120	66,680
California GO	3.500%	8/1/27	21,000	24,810
California GO	5.000%	10/1/27	11,250	12,704
California GO	5.250%	10/1/27	26,440	28,338
California GO	5.000%	11/1/27	17,380	20,040
California GO	5.000%	2/1/28	12,500	14,016
California GO	5.000%	11/1/28	9,175	10,565
California GO	5.000%	11/1/28	7,770	10,049
California GO	5.000%	12/1/28	3,575	4,128
California GO	5.000%	9/1/29	5,600	7,028
California GO	5.250%	9/1/29	10,460	12,063
California GO	5.000%	10/1/29	10,000	11,873
California GO	5.250%	3/1/30	29,500	29,604
California GO	5.000%	4/1/30	15,000	20,473
California GO	5.000%	5/1/30	30,000	35,084
California GO	4.000%	8/1/30	12,400	14,561
California GO	5.000%	8/1/30	15,000	18,707
California GO	5.000%	9/1/30	4,500	4,787
California GO	5.250%	9/1/30	25,480	29,365
California GO	5.000%	4/1/31	2,000	2,778
California GO	4.000%	8/1/31	27,000	31,609
California GO	4.000%	9/1/31	7,660	8,982
California GO	5.000%	10/1/31	24,000	28,410
California GO	5.000%	11/1/31	10,000	12,833

California GO	5.000%	2/1/32	50,640	56,670
California GO	5.000%	4/1/32	5,000	7,076
California GO	5.000%	4/1/32	26,035	34,306
California GO	4.000%	8/1/32	8,000	9,302
California GO	5.250%	8/1/32 (4)	21,500	30,607
California GO	4.000%	9/1/32	5,000	5,822
California GO	5.000%	9/1/32	6,500	8,082
3 California GO	5.000%	10/1/32	11,000	12,999
California GO	4.000%	11/1/32	4,805	5,683
California GO	5.000%	2/1/33	60,000	67,106
California GO	5.000%	4/1/33	12,000	15,764
California GO	4.000%	8/1/33	26,000	30,134
California GO	5.000%	8/1/33	14,000	17,326
California GO	4.000%	9/1/33	26,050	30,239
California GO	3.000%	10/1/33	9,000	10,054
California GO	5.000%	10/1/33	6,000	7,081
California GO	4.000%	8/1/34	4,980	5,745
California GO	5.000%	9/1/34	1,655	2,047
California GO	3.000%	10/1/34	18,575	20,610
California GO	5.000%	10/1/34	10,000	11,802
California GO	4.000%	9/1/35	7,900	9,108
California GO	4.000%	9/1/35	10,000	11,529
California GO	3.000%	10/1/35	44,000	48,670
California GO	3.000%	10/1/36	29,800	32,860
California GO	3.000%	10/1/37	6,800	7,436
California GO PUT	4.000%	12/1/21	13,300	13,858
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	19,857
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,180	9,592
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,519
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,516
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,237
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,475	2,755
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	42,940	50,016
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,095	5,655
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	51,370	69,112
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	41,815	47,680
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	5.000%	10/1/25	81,500	99,652
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	1,510	1,676
California Health Facilities Financing Authority
Revenue (Stanford Health Care Obligated
Group)	5.000%	11/15/33	5,000	6,342
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/20 (Prere.)	4,500	4,614

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	10,000	10,273
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	1,750	2,259
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	2,750	3,533
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	2,050	2,626
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	2,320	2,962
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	4,030	5,139
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	2,250	2,869
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	3,400	4,326
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/37	2,000	2,497
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/38	5,645	7,030
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/29	1,000	1,221
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/32	2,190	2,648
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/35	1,755	2,110
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/20 (Prere.)	8,525	8,664
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/20 (Prere.)	3,000	3,053
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	7,420	8,109
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/27	1,325	1,587
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	5,657
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/23	750	863
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/24	900	1,071
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	10,000	10,743
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	7,555
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	5,399
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/27	3,145	3,527
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	13,961
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	8,588
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	4,250	4,760
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	11,486

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/30	3,930	4,395
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/31	5,000	5,587
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	3,350	3,738
3 California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	8,782
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	2,718
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	8,975	9,065
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/21	5,000	5,183
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	5,000	5,258
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	3,075	3,233
3 California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	10,782
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	6,075	6,638
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	3,065	3,474
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	4,510	5,111
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	3,085	3,351
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/30	8,245	9,580
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	2,495	2,899
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	4,260	4,553
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/31	20,000	23,149
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	9,650	10,455
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	2,100	2,790
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/33	2,615	3,466
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/34	2,580	3,411
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/35	5,365	7,072
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/36	3,100	4,074
California State University Systemwide Revenue	5.000%	11/1/28	3,550	4,445
California State University Systemwide Revenue	5.250%	11/1/28	7,395	7,967
California State University Systemwide Revenue	5.250%	11/1/29	7,790	8,384
California State University Systemwide Revenue	5.000%	11/1/30	24,865	29,565
California State University Systemwide Revenue	5.000%	11/1/30	8,400	10,708
California State University Systemwide Revenue	5.000%	11/1/30	3,350	4,157
California State University Systemwide Revenue	5.250%	11/1/30	7,960	8,564
California State University Systemwide Revenue	5.000%	11/1/31	21,630	25,663
California State University Systemwide Revenue	5.000%	11/1/31	5,955	7,571

California State University Systemwide Revenue	5.000%	11/1/31	4,600	5,694
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,302
California State University Systemwide Revenue	5.000%	11/1/32	10,000	12,351
California State University Systemwide Revenue	5.000%	11/1/32	10,030	11,880
California State University Systemwide Revenue	5.000%	11/1/32	2,535	3,215
California State University Systemwide Revenue	5.000%	11/1/33	20,000	23,637
California State University Systemwide Revenue	5.000%	11/1/33	8,000	10,126
California State University Systemwide Revenue	5.000%	11/1/33	1,000	1,266
California State University Systemwide Revenue	4.000%	11/1/34	2,000	2,301
California State University Systemwide Revenue	5.000%	11/1/34	24,190	28,504
California State University Systemwide Revenue	5.000%	11/1/34	10,270	12,957
California State University Systemwide Revenue	5.000%	11/1/34	1,000	1,262
California State University Systemwide Revenue	4.000%	11/1/35	2,000	2,294
California State University Systemwide Revenue	5.000%	11/1/35	4,355	5,123
California State University Systemwide Revenue	5.000%	11/1/35	12,825	16,144
California State University Systemwide Revenue	5.000%	11/1/35	4,645	6,202
California State University Systemwide Revenue	5.000%	11/1/36	12,660	15,879
California State University Systemwide Revenue	5.000%	11/1/36	7,095	9,430
California State University Systemwide Revenue	5.000%	11/1/38	10,000	13,174
California Statewide Communities Development
Authority Revenue (Kaiser Foundation
Hospitals) PUT	5.000%	11/1/29	3,200	4,305
California Statewide Communities Development
Authority Revenue (Kaiser Foundation
Hospitals) PUT	5.000%	11/1/29	2,020	2,718
California Statewide Communities Development
Authority Revenue (Kaiser Foundation
Hospitals) PUT	5.000%	11/1/29	28,065	37,758
California Statewide Communities Development
Authority Revenue (Kaiser Foundation
Hospitals) PUT	5.000%	11/1/29	16,290	21,916
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	45,180	60,784
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	16,700	22,468
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	22,750	30,607
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	5,925	6,949
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/29	2,000	2,336
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	5,000	5,818
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/30	3,500	4,072
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living
Project)	3.000%	7/1/27	5,000	5,086
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/25	1,000	1,191

California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/26	1,000	1,220
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/27	1,000	1,213
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/30	2,000	2,389
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	877
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,533
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	807
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	7,000	7,996
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	15,000	17,084
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	5,000	5,685
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	17,000	19,299
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,467
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,344
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/26 (4)	800	980
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/27 (4)	2,340	2,857
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29 (4)	1,300	1,573
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	1,080	1,229
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/24	1,130	1,329
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/25	1,145	1,386
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/26	1,255	1,510
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/27	1,320	1,576
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/28	1,380	1,638
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/29	1,445	1,709
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/30	1,400	1,648
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/31	1,600	1,878
Clovis CA Unified School District GO	0.000%	8/1/25 (14)	2,485	2,334
Contra Costa CA Community College District
GO	5.000%	8/1/23 (Prere.)	2,000	2,296
Contra Costa CA Community College District
GO	5.000%	8/1/23 (Prere.)	3,000	3,444
Contra Costa CA Community College District
GO	5.000%	8/1/23 (Prere.)	4,000	4,592
Corona-Norco CA Unified School District GO	4.000%	8/1/35	5,240	6,029

Corona-Norco CA Unified School District GO	4.000%	8/1/36	5,550	6,361
Cupertino CA Union School District GO	5.000%	8/1/22 (Prere.)	1,000	1,106
Desert Sands CA Unified School District GO	5.000%	8/1/32	1,500	1,901
Desert Sands CA Unified School District GO	5.000%	8/1/33	1,305	1,646
Desert Sands CA Unified School District GO	5.000%	8/1/34	1,000	1,257
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	10,900	13,886
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	7,645	9,681
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/26	2,575	2,942
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/27	2,000	2,284
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	3,000	3,424
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	2,655	2,926
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/33 (4)	6,920	7,401
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/34 (4)	4,600	4,903
Eastern California Municipal Water District
Water & Sewer Revenue	4.000%	7/1/34	5,730	6,612
Eastern California Municipal Water District
Water & Wastewater Revenue	4.000%	7/1/35	8,125	9,357
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	1.180%	2/3/20	26,800	26,800
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	1,903
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,087
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,701
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,293
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,172
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,527
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	2,358
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	7,337
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	7,550
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/23	775	885
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/24	1,000	1,181
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/25	750	913
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/26	1,155	1,398
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/30 (15)	1,130	1,352
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/31 (15)	1,750	2,091
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/32 (15)	1,365	1,627
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	2,751
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	1,603

Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,906
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	2,711
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	2,472
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	2,000	2,350
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	40,500	44,776
4 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 6.125% coupon
rate effective 1/15/2024	0.000%	1/15/28	20,090	20,601
4 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 6.200% coupon
rate effective 1/15/2024	0.000%	1/15/29	2,000	2,099
Gavilan CA Joint Community College District
GO	5.000%	8/1/30	5,000	6,062
Gavilan CA Joint Community College District
GO	5.000%	8/1/31	6,000	7,253
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	217
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	4,327
Gilroy CA Unified School District GO	0.000%	8/1/32 (12)	3,400	2,651
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	7,500	8,851
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/26 (4)	5,000	4,618
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	5,000	4,499
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/28 (2)	52,135	45,720
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	17,000	20,204
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	6,000	7,121
5 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	1.040%	2/7/20 LOC	600	600
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	2,720	3,181
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	3,795	4,439
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	2,575	3,003
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	4,315	5,035
Huntington Beach CA City School District GO	4.000%	8/1/36	1,000	1,167
Huntington Beach CA City School District GO	4.000%	8/1/37	1,000	1,159
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	5,200	5,365
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/34	3,735	4,402
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/28	1,025	1,249
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29	1,000	1,216
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31	1,190	1,441
Kern CA Community College District GO	0.000%	11/1/26 (4)	10,210	9,252
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,100	2,014
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	3,368

La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	1,328
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	2,736
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	3,125	3,662
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	50	52
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	290	332
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	170	199
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/28	235	306
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,364
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,272
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	3,986
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,921
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,475	1,356
Long Beach CA Unified School District GO	3.000%	8/1/40	3,090	3,318
Los Angeles CA Community College District GO	5.000%	8/1/27	24,895	29,478
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,548
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	36,012
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	23,611
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	22,454
Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	10,399
Los Angeles CA Community College District GO	4.000%	8/1/37	28,000	30,578
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	12,914
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,064
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	7,985	9,425
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	22,715	25,846
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	11,185	12,711
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	3,000	3,773
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,500	3,139
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	36,000	46,682
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	23,055	28,815
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,500	3,128
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	2,750	3,352
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	18,000	23,279
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	16,270	20,264
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	17,150	22,148
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	21,535	27,763
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	11,140	13,838

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	705	896
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	10,500	13,518
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	11,000	14,135
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	17,720	21,951
Los Angeles CA Department of Water & Power
System Revenue	5.000%	7/1/37	10,760	13,942
Los Angeles CA Department of Water & Power
System Revenue	5.000%	7/1/39	6,895	8,880
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/33	18,030	23,655
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/35	5,000	6,521
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	7,000	8,801
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	10,000	12,521
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	10,875	12,451
Los Angeles CA Unified School District GO	5.000%	7/1/22	49,000	53,899
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	23,577
Los Angeles CA Unified School District GO	5.000%	7/1/27	10,625	13,674
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	8,145
Los Angeles CA Unified School District GO	5.000%	7/1/29	13,650	16,027
Los Angeles CA Unified School District GO	3.000%	7/1/31	20,135	21,616
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	2,020	2,562
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,120	6,494
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	5,140	6,504
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	2,500	3,156
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	1,050	1,269
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	3,000	3,770
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	5,795	7,000
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,000	2,513
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	4,000	5,008
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,625	10,816
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,255	11,579
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	20,532
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	24,156
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,250	6,504
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	18,922
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	15,925
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	21,413
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	20,290
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	25,923

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/27	1,475	1,630
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/28	2,000	2,208
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/29	2,365	2,609
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/32	3,000	3,300
Los Angeles County CA School District GO	5.000%	7/1/34 (15)	10,000	12,752
Los Angeles County CA School District GO	5.000%	7/1/35 (15)	27,000	34,349
Los Angeles County CA School District GO	5.000%	7/1/36 (15)	25,525	32,347
Los Angeles County CA School District GO	5.000%	7/1/37 (15)	12,500	15,794
Los Angeles County CA Unified School District
GO	5.000%	7/1/30	6,500	8,721
Los Angeles County CA Unified School District
GO	5.000%	7/1/31	5,720	7,630
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	9,465
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/21	1,090	1,154
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/23	1,000	1,133
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/27	1,000	1,234
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/31 (14)	1,310	1,596
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,068
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,065
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,184
4 Mount San Antonio CA Community College
District GO, 5.875% coupon rate effective
8/1/2023	0.000%	8/1/28	3,000	3,350
Napa Valley CA Unified School District GO	4.000%	8/1/26	2,655	2,942
Napa Valley CA Unified School District GO	4.000%	8/1/27	5,130	5,668
Napa Valley CA Unified School District GO	4.000%	8/1/28	6,000	6,613
4 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/29	6,065	6,705
4 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/32	6,000	6,504
Northern California Energy Authority Commodity
Supply Revenue PUT	4.000%	7/1/24	10,000	11,098
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	4,786
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,655
Oakland CA Unified School District GO	5.000%	8/1/23 (4)	2,000	2,283
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/33	14,000	18,633
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/34	16,200	21,484
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/35	9,820	12,991
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/36	10,000	13,171
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/37	15,000	19,701
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/39	8,000	10,421

Palo Alto CA Unified School District GO	0.000%	8/1/23	14,050	13,581
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	17,970
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	16,918
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	10,195
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	7,100
Palomar Pomerado Health California GO	4.000%	8/1/34	5,725	6,484
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	4,315
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,531
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/22	1,135	1,264
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23	1,200	1,386
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24	1,260	1,509
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/25	1,315	1,626
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/31	3,220	3,868
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/24	3,550	4,283
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/25	5,580	6,952
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/28	2,190	2,703
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/28	2,190	2,702
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/29	4,830	5,937
Poway CA Unified School District GO	0.000%	8/1/29	6,160	5,291
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27 (15)	1,365	1,676
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29 (15)	2,230	2,725
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,735	2,114
Rancho Santiago CA Community College
District GO	5.000%	9/1/25	6,690	7,687
Rancho Santiago CA Community College
District GO	5.000%	9/1/26	16,145	18,539
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	2,885	3,475
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	3,050	3,661
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,125	3,742
Riverside CA Electric Revenue	5.000%	10/1/33	6,030	7,993
Riverside CA Electric Revenue	5.000%	10/1/35	6,250	8,242
Riverside CA Electric Revenue	5.000%	10/1/36	5,000	6,570
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/30 (4)	1,375	1,742
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/31	9,575	11,522
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	3,495	4,197

Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/34	12,070	14,471
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	4,980	5,723
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	7,365	8,464
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/37	2,600	3,269
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/37	4,060	5,172
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/25	8,790	8,057
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/26	3,375	3,030
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/27	6,430	5,632
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/28	9,395	8,018
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/29	11,075	9,186
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	5,307
Roseville CA Joint Union High School District
GO	0.000%	8/1/27 (4)	2,915	2,598
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,745	4,751
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	115	128
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	235	276
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/26	200	241
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	160	200
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/21 (15)	1,920	2,069
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/23 (15)	1,240	1,439
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/24 (15)	1,760	2,112
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/25 (14)	13,125	12,017
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	11,000	8,751
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	270	277
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	445	456
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/26	755	772
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	1.050%	2/7/20 LOC	28,665	28,665
Sacramento County CA GO	5.500%	2/1/20	4,700	4,700
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/28	1,130	1,384
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30	2,000	2,348

Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/31	1,000	1,214
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/31	3,000	3,517
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/35	1,000	1,201
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	1,960	2,222
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	1,180	1,337
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	1,320	1,492
San Bernardino CA City Unified School District
GO	5.000%	8/1/32 (4)	1,400	1,588
San Bernardino CA Community College District
GO	0.000%	8/1/22 (4)	3,535	3,442
San Bernardino CA Community College District
GO	0.000%	8/1/23 (4)	5,000	4,810
San Bernardino CA Community College District
GO	5.000%	8/1/23 (Prere.)	14,080	16,138
San Bernardino CA Community College District
GO	5.000%	8/1/24	12,065	13,836
San Bernardino CA Community College District
GO	5.000%	8/1/25	13,965	16,009
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	7,400	7,879
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,895	4,147
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,350	8,891
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,000	4,259
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,315	4,595
San Diego CA Community College District GO	4.000%	8/1/32	19,065	22,361
5 San Diego CA Community College District GO
TOB VRDO	0.990%	2/7/20 (Prere.)	1,800	1,800
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	8,560	10,726
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/31	5,160	6,413
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,805	5,955
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/33	15,835	19,586
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/34	12,645	15,614
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/35	12,100	14,903
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	9,255	11,368
San Diego CA Unified School District GO	0.000%	7/1/30	17,320	14,291
San Diego CA Unified School District GO	0.000%	7/1/36	1,000	700
San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,429
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,544
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/31	1,900	2,522
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/31	1,500	1,987
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	1,680	2,221

San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	2,500	3,301
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/33	1,975	2,594
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/33	2,150	2,831
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	1,325	1,732
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	1,340	1,761
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	1,250	1,626
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	1,875	2,457
San Diego County CA Regional Airport Authority
Revenue	4.000%	7/1/37	1,500	1,800
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/38	1,400	1,804
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/39	1,375	1,767
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,275	6,543
San Diego County CA Water Authority Revenue	5.000%	5/1/34	10,540	12,964
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	5,000	6,113
San Francisco CA City & County COP	5.000%	4/1/28	10,790	13,240
San Francisco CA City & County COP	4.000%	4/1/30	16,775	19,348
San Francisco CA City & County COP	4.000%	4/1/33	12,465	14,253
San Francisco CA City & County COP	4.000%	4/1/35	10,000	11,364
San Francisco CA City & County COP	4.000%	4/1/36	10,000	11,318
San Francisco CA City & County GO	5.000%	6/15/27	10,000	11,389
San Francisco CA City & County GO	4.000%	6/15/28	25,000	27,574
San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,506
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,157
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	3,900	3,940
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	2,865	2,895
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/33	10,000	13,070
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/34	14,000	18,244
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/35	10,350	13,442
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/33	9,030	10,997
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/33	2,545	3,099
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	2,015	2,594
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	3,715	4,783
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	14,000	15,340
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	8,040	9,780

San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	1,870	2,275
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	7,000	8,830
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	10,000	11,066
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,000	2,405
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	20,060	25,793
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/37	9,225	11,790
San Francisco CA City & County Unified School
District GO	4.000%	6/15/31	13,670	14,689
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	3,950	4,245
San Francisco CA City & County Unified School
District GO	4.000%	6/15/33	8,885	10,332
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/31	1,650	2,086
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/33	2,580	3,368
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/34	3,000	3,740
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/34	2,400	3,121
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/35	3,110	3,870
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/35	3,155	4,093
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/36	3,045	3,778
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	12,210
San Jose CA Airport Revenue	5.000%	3/1/27	2,275	2,651
San Jose CA Airport Revenue	5.000%	3/1/28	2,235	2,596
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/20 (Prere.)	2,400	2,453
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/20 (Prere.)	1,175	1,202
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/29	1,510	1,792
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	2,745	3,249
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	3,445	4,077
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,010	3,556
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,840	4,537
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/32	3,095	3,651
San Marcos CA Unified School District GO	5.000%	8/1/36	3,330	4,175
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,363

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/28	2,520	2,973
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/29	1,675	1,971
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/29 (2)	3,535	2,924
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/30 (2)	3,535	2,828
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/32 (2)	3,535	2,649
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26	3,385	3,879
San Ramon Valley CA Unified School District
GO	5.000%	8/1/27	1,080	1,236
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	2,766
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,200	1,783
Santa Clara CA Financing Authority Revenue	3.000%	5/1/36	5,200	5,664
Santa Clara CA Financing Authority Revenue	3.000%	5/1/37	5,485	5,955
Santa Clara CA Financing Authority Revenue	3.000%	5/1/38	5,525	5,955
Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	7,440	7,951
Santa Clara CA Financing Authority Revenue	3.000%	5/1/40	8,920	9,491
Santa Clara CA Unified School District GO	3.000%	7/1/32	4,770	5,227
Santa Clara CA Unified School District GO	3.000%	7/1/34	4,435	4,785
Santa Clara CA Unified School District GO	3.000%	7/1/36	6,150	6,531
Santa Clara CA Unified School District GO	3.000%	7/1/37	3,590	3,787
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/28	1,000	1,210
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/29	1,035	1,248
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/30	1,010	1,214
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/31	1,000	1,200
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32	1,500	1,797
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/33	1,500	1,793
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/35	2,650	3,160
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/36	1,750	2,081
Santa Clara Valley CA Water District Revenue	5.000%	6/1/32	2,000	2,460
Santa Clara Valley CA Water District Revenue	5.000%	6/1/33	2,000	2,455
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	8,725
Santa Monica CA Community College District
GO	5.000%	8/1/25	5,000	5,747
Santa Monica CA Community College District
GO	0.000%	8/1/27	7,065	6,377
Santa Monica CA Community College District
GO	5.000%	8/1/27	5,145	5,900
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,295	6,440
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	10,878

Santa Monica CA Community College District
GO	5.000%	8/1/35	4,000	5,049
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	9,883
Simi Valley CA Unified School District GO	0.000%	6/1/29 (14)	6,000	5,060
Simi Valley CA Unified School District GO	0.000%	8/1/29 (4)	5,000	4,215
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,543
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/27	445	559
State Center California Community College
District GO	5.000%	8/1/29	6,005	7,327
State Center California Community College
District GO	5.000%	8/1/30	3,335	4,051
State Center California Community College
District GO	5.000%	8/1/31	5,070	6,144
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,820
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/29	440	550
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/30	805	1,003
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/31	600	745
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/33	1,070	1,323
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/36	1,610	1,972
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	3,000	3,304
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/35	2,000	2,200
Union CA Elementary School District GO	0.000%	9/1/27 (14)	7,295	6,549
Union CA Elementary School District GO	0.000%	9/1/28 (14)	4,625	4,049
Union CA Elementary School District GO	0.000%	9/1/28 (14)	6,275	5,494
University of California Revenue	5.000%	5/15/21 (Prere.)	235	248
University of California Revenue	5.000%	5/15/21 (Prere.)	5,535	5,836
University of California Revenue	5.000%	5/15/21 (Prere.)	2,145	2,262
University of California Revenue	5.000%	5/15/21 (Prere.)	1,210	1,276
University of California Revenue	5.000%	5/15/23	1,265	1,335
University of California Revenue	5.000%	5/15/23 (Prere.)	8,050	9,142
University of California Revenue	5.000%	5/15/27	6,115	7,454
University of California Revenue	5.000%	5/15/28	5,500	6,685
University of California Revenue	5.000%	5/15/28	12,500	15,179
University of California Revenue	5.000%	5/15/28	17,945	20,384
University of California Revenue	5.000%	5/15/29	19,010	23,073
University of California Revenue	5.000%	5/15/30	5	6
University of California Revenue	5.000%	5/15/30	1,620	1,706
University of California Revenue	4.000%	5/15/31	18,505	22,357
University of California Revenue	5.000%	5/15/31	11,000	13,250
University of California Revenue	5.000%	5/15/31	3,775	4,938
University of California Revenue	5.000%	5/15/32	21,820	24,687
University of California Revenue	5.000%	5/15/32	4,050	4,872
University of California Revenue	5.000%	5/15/32	9,000	11,727
University of California Revenue	4.000%	5/15/33	33,500	39,582
University of California Revenue	5.000%	5/15/33	31,200	35,256
University of California Revenue	5.000%	5/15/33	5,750	7,462
University of California Revenue	4.000%	5/15/34	28,825	33,952
University of California Revenue	4.000%	5/15/34	17,000	18,898
University of California Revenue	5.000%	5/15/34	38,420	43,374
University of California Revenue	5.000%	5/15/34	5,625	7,244
University of California Revenue	4.000%	5/15/35	5,665	6,658
University of California Revenue	5.000%	5/15/35	6,000	7,703
University of California Revenue	5.000%	5/15/36	7,175	8,814

University of California Revenue	5.000%	5/15/36	9,000	11,540
University of California Revenue	5.000%	5/15/37	6,640	8,465
University of California Revenue	5.000%	5/15/38	1,850	2,347
University of California Revenue PUT	5.000%	5/15/23	127,200	144,399
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	5,941
Ventura County CA Community College District
GO	5.000%	2/1/24 (Prere.)	1,000	1,169
Ventura County CA Community College District
GO	5.000%	2/1/24 (Prere.)	1,000	1,169
Ventura County CA Community College District
GO	5.000%	2/1/24 (Prere.)	1,000	1,169
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	7,671
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	7,518
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	7,841
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	7,695
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/32	6,155	7,445
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/33	6,815	8,228
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/34	7,355	8,867
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	5,974
West Contra Costa CA Unified School District
GO	5.000%	8/1/27	2,405	2,838
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	5,230	4,548
West Contra Costa CA Unified School District
GO	5.000%	8/1/29	3,500	4,106
West Contra Costa CA Unified School District
GO	0.000%	8/1/30 (4)	13,450	11,097
West Contra Costa CA Unified School District
GO	0.000%	8/1/31 (14)	6,670	5,322
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (4)	18,000	14,017
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (12)	5,000	3,894
West Contra Costa CA Unified School District
GO	5.000%	8/1/32 (4)	6,270	6,922
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	2,126
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (3)	5,030	3,791
West Contra Costa CA Unified School District
GO	0.000%	8/1/34 (14)	17,000	12,476
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,104
				6,907,382
Colorado (1.8%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/28	6,000	6,665
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/32	4,050	5,024

Adams & Weld County CO School District No.
27J GO	5.000%	12/1/32	2,300	2,789
Adams County CO COP	5.000%	12/1/30	600	723
Adams County CO COP	5.000%	12/1/33	1,000	1,199
Adams County CO COP	5.000%	12/1/34	725	868
Arvada CO Revenue	5.000%	12/1/30	3,665	4,783
Boulder Valley CO School District GO	4.000%	12/1/30	5,000	5,874
Boulder Valley CO School District GO	5.000%	12/1/34	3,055	3,802
Boulder Valley CO School District GO	5.000%	12/1/35	8,590	10,665
Boulder Valley CO School District GO	5.000%	12/1/36	9,020	11,173
Boulder Valley CO School District GO	5.000%	12/1/37	3,915	4,834
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,685	2,777
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,820	2,916
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,965	3,066
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	7,470	7,725
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/23	5,080	5,882
Colorado Building Excellent Schools COP	5.000%	3/15/33	1,350	1,742
Colorado Building Excellent Schools COP	5.000%	3/15/34	1,375	1,771
Colorado Building Excellent Schools COP	5.000%	3/15/35	1,255	1,612
Colorado Building Excellent Schools COP	5.000%	3/15/36	2,840	3,624
Colorado Building Excellent Schools COP	4.000%	3/15/39	7,135	8,292
Colorado COP	4.000%	12/15/33	23,200	27,496
Colorado COP	4.000%	12/15/34	13,400	15,807
Colorado COP	4.000%	12/15/35	11,375	13,360
Colorado COP	4.000%	12/15/37	9,540	11,087
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/31	880	1,011
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/32	1,030	1,180
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/33	1,000	1,143
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/34	1,075	1,227
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group)	5.000%	11/15/37	17,455	22,227
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group)	4.000%	11/15/38	8,000	9,277
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group)	5.000%	11/15/39	10,955	13,880
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group) PUT	5.000%	11/19/26	10,000	12,499
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/27	3,020	3,737
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/27	3,000	3,712
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/28	4,000	5,035
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/28	3,750	4,720
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/29	3,000	3,832

Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/29	5,015	6,405
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/30	5,000	6,360
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/30	4,000	5,088
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/31	4,000	5,059
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/31	3,750	4,743
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/32	3,000	3,777
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/33	5,000	6,278
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/34	3,750	4,698
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/35	5,000	6,246
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/35	3,820	4,772
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/36	7,000	8,719
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/36	6,245	7,779
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/37	6,000	7,447
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/38	5,260	6,506
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health) PUT	5.000%	8/1/25	11,000	12,871
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health) PUT	5.000%	8/1/26	7,000	8,379
Colorado Health Facilities Authority Hospital
Revenue (SCL Health System)	4.000%	1/1/35	6,810	8,002
Colorado Health Facilities Authority Hospital
Revenue (SCL Health System)	4.000%	1/1/36	5,800	6,794
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/26 (ETM)	915	1,140
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/27 (ETM)	1,025	1,311
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/27 (Prere.)	1,405	1,796
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/27 (Prere.)	1,605	2,052
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/27 (Prere.)	2,960	3,785
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/27 (Prere.)	3,015	3,855
Colorado Health Facilities Authority Retirement
Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	52,000	49,546

Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	19,510	22,385
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/26	20,605	25,748
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/21 (Prere.)	22,000	22,936
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	1/1/23 (Prere.)	8,385	9,347
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/25	600	677
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/26	750	844
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,272
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	2,919
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	3,000
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,193
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,608
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,217
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,201
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,623
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,326
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/26 (Prere.)	8,500	10,037
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/26 (Prere.)	5,410	6,388
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/26 (Prere.)	5,500	6,495
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/26 (Prere.)	5,145	6,075
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,800
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,786
Denver City & County CO Better Denver & Zoo
GO	5.000%	8/1/22	7,125	7,856
Denver City & County CO Better Denver & Zoo
GO	5.000%	8/1/25	9,225	11,272
Denver City & County CO GO	5.000%	8/1/22	4,365	4,813
Denver City & County CO GO	5.000%	8/1/25	9,195	11,235
Denver CO City & County Airport Revenue	5.000%	11/15/24	3,080	3,665
Denver CO City & County Airport Revenue	5.000%	11/15/25	4,160	5,098
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,190	16,846
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,369
Denver CO City & County Airport Revenue	5.000%	12/1/27	750	958
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,040	3,501
Denver CO City & County Airport Revenue	5.000%	12/1/28	550	715
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,749
Denver CO City & County Airport Revenue	5.000%	12/1/29	750	967

Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	16,522
Denver CO City & County Airport Revenue	5.000%	12/1/30	760	974
Denver CO City & County Airport Revenue	5.000%	11/15/31	4,130	5,084
Denver CO City & County Airport Revenue	5.000%	12/1/31	845	1,079
Denver CO City & County Airport Revenue	5.000%	11/15/32	6,040	7,418
Denver CO City & County Airport Revenue	5.000%	11/15/32	6,000	7,818
Denver CO City & County Airport Revenue	5.000%	12/1/32	1,175	1,494
Denver CO City & County Airport Revenue	5.000%	11/15/33	6,625	8,248
Denver CO City & County Airport Revenue	5.000%	11/15/33	7,250	9,424
Denver CO City & County Airport Revenue	5.000%	12/1/33	600	761
Denver CO City & County Airport Revenue	5.000%	11/15/34	6,750	8,752
Denver CO City & County Airport Revenue	5.000%	12/1/34	2,000	2,532
Denver CO City & County Airport Revenue	5.000%	11/15/35	7,110	9,192
Denver CO City & County Airport Revenue	4.000%	12/1/36	2,000	2,336
Denver CO City & County Airport Revenue	5.000%	12/1/36	4,725	5,949
Denver CO City & County Airport Revenue	5.000%	12/1/37	5,505	6,904
Denver CO City & County Airport Revenue	5.000%	12/1/38	5,985	7,486
Denver CO City & County COP	5.000%	6/1/33	760	921
Denver CO City & County COP	5.000%	6/1/34	1,000	1,210
Denver CO City & County COP	5.000%	6/1/35	2,100	2,537
Denver CO City & County COP	5.000%	6/1/36	3,925	4,732
Denver CO City & County COP	5.000%	6/1/37	3,000	3,608
Denver CO City & County COP	5.000%	6/1/38	3,375	4,048
Denver CO City & County COP VRDO	1.180%	2/3/20	4,500	4,500
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/30	1,000	776
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/31	1,000	739
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/32	1,000	707
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/33	2,100	1,421
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/34	2,200	1,422
Denver CO City & County GO	5.000%	8/1/23	8,340	9,536
Denver CO City & County GO	5.000%	8/1/23	7,000	8,004
Denver CO City & County GO	5.000%	8/1/24	8,760	10,364
Denver CO City & County School District GO	4.000%	12/1/31	7,000	7,912
Denver CO City & County School District GO	5.000%	12/1/33	5,095	6,309
Denver CO City & County School District GO	5.000%	12/1/34	11,455	14,158
Denver CO City & County School District GO	5.000%	12/1/35	14,630	18,042
Denver CO City & County School District GO	5.000%	12/1/36	23,510	28,930
Douglas County CO School District GO	5.000%	12/15/32	11,425	14,834
Douglas County CO School District GO	5.000%	12/15/33	7,330	9,496
Dove Valley CO Metropolitan District GO	4.000%	12/1/29 (15)	600	733
Dove Valley CO Metropolitan District GO	4.000%	12/1/30 (15)	500	602
Dove Valley CO Metropolitan District GO	4.000%	12/1/31 (15)	550	659
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21 (14)	27,500	27,037
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/22 (14)	11,315	10,963
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	15,435	14,728
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	18,766
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,510	1,547

E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,500	2,562
Eagle County CO School District GO	5.000%	12/1/32	4,600	5,706
Eagle County CO School District GO	5.000%	12/1/33	7,475	9,239
Eagle County CO School District GO	5.000%	12/1/34	6,000	7,389
Eagle County CO School District GO	5.000%	12/1/35	3,335	4,093
Eagle County CO School District GO	5.000%	12/1/36	1,400	1,715
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/33	2,900	3,594
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/34	2,015	2,485
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/35	1,775	2,185
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/36	2,000	2,456
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/37	2,000	2,448
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/28	620	688
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/32	710	787
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/32	4,010	4,569
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/33	7,535	8,549
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	7,075	7,993
Interlocken Metropolitan District GO	5.000%	12/1/26 (4)	500	619
Interlocken Metropolitan District GO	5.000%	12/1/26 (4)	200	248
Interlocken Metropolitan District GO	5.000%	12/1/27 (4)	1,000	1,260
Interlocken Metropolitan District GO	5.000%	12/1/28 (4)	750	963
Jefferson County CO School District No. R-1 GO	4.000%	12/15/29	1,000	1,202
Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	18,000	23,052
Jefferson County CO School District No. R-1 GO	5.000%	12/15/37	23,500	29,978
Larimer County School District No. R-1 Poudre
GO	5.000%	12/15/28	2,265	2,986
Larimer County School District No. R-1 Poudre
GO	5.000%	12/15/29	2,000	2,626
Larimer County School District No. R-1 Poudre
GO	5.000%	12/15/30	3,000	3,918
Larimer County School District No. R-1 Poudre
GO	4.000%	12/15/32	3,000	3,563
Larimer County School District No. R-1 Poudre
GO	4.000%	12/15/33	2,510	2,975
Larimer County School District No. R-1 Poudre
GO	4.000%	12/15/35	3,340	3,938
Larimer Weld & Boulder County CO School
District No. R-2J Thompson GO	5.000%	12/15/32	6,000	7,807
Mesa County CO School District No. 51 GO	5.000%	12/1/29	2,030	2,592
Mesa County CO School District No. 51 GO	5.000%	12/1/30	1,795	2,278
Metro CO Wastewater Reclamation District
Revenue	5.000%	4/1/23	6,500	7,336
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/23	1,520	1,729
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/26	1,000	1,202

Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/29	2,000	2,376
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/31	1,500	1,772
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/33	1,080	1,268
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/34	1,250	1,465
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/35	1,125	1,316
Public Authority for Colorado Energy Revenue	6.250%	11/15/28	2,000	2,595
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	2,000	2,027
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,000	1,013
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,000	1,013
2 Regional Transportation District of Colorado
COP	5.000%	6/1/28	2,370	3,070
2 Regional Transportation District of Colorado
COP	5.000%	6/1/29	2,455	3,240
2 Regional Transportation District of Colorado
COP	5.000%	6/1/30	3,565	4,678
2 Regional Transportation District of Colorado
COP	5.000%	6/1/31	3,000	3,910
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/26	2,970	3,022
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	5,555
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	6,526
Southlands CO Metropolitan District GO	3.500%	12/1/27	600	636
Thornton CO COP	4.000%	12/1/35	3,940	4,573
Thornton CO COP	4.000%	12/1/36	4,100	4,746
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	1,250	1,369
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,085	2,284
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,480	2,717
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,445	2,679
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,720	2,980
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	1,850	2,027
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	1,950	2,136
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	3,155	3,457
University of Colorado Enterprise System
Revenue	5.000%	6/1/24 (Prere.)	1,500	1,760
University of Colorado Enterprise System
Revenue	5.000%	6/1/24 (Prere.)	2,000	2,347
University of Colorado Enterprise System
Revenue	5.000%	6/1/24 (Prere.)	2,250	2,640

University of Colorado Enterprise System
Revenue	5.000%	6/1/26	3,105	3,864
University of Colorado Enterprise System
Revenue	4.000%	6/1/28	5,600	6,281
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	4,010	5,215
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	2,535	3,213
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	5,080	6,572
University of Colorado Enterprise System
Revenue	4.000%	6/1/33	3,700	4,232
University of Colorado Enterprise System
Revenue	4.000%	6/1/33	1,375	1,591
University of Colorado Enterprise System
Revenue	4.000%	6/1/34	10,000	11,727
University of Colorado Enterprise System
Revenue	4.000%	6/1/35	5,150	6,024
University of Colorado Enterprise System
Revenue	4.000%	6/1/36	8,405	9,805
University of Colorado Enterprise System
Revenue PUT	2.000%	10/15/24	21,000	21,807
University of Colorado Hospital Authority
Revenue	5.000%	11/15/27	6,000	6,640
University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	6,250	6,861
2 Vauxmont CO Metropolitan District GO	5.000%	12/1/28 (4)	210	255
Vauxmont CO Metropolitan District GO	5.000%	12/15/28 (4)	250	292
2 Vauxmont CO Metropolitan District GO	5.000%	12/1/29 (4)	210	259
2 Vauxmont CO Metropolitan District GO	5.000%	12/1/30 (4)	220	270
2 Vauxmont CO Metropolitan District GO	5.000%	12/1/31 (4)	230	281
Vauxmont CO Metropolitan District GO	5.000%	12/15/31 (4)	265	307
2 Vauxmont CO Metropolitan District GO	5.000%	12/1/32 (4)	250	305
Vauxmont CO Metropolitan District GO	5.000%	12/15/32 (4)	160	185
2 Vauxmont CO Metropolitan District GO	5.000%	12/1/33 (4)	255	310
2 Vauxmont CO Metropolitan District GO	5.000%	12/1/34 (4)	285	346
2 Vauxmont CO Metropolitan District GO	5.000%	12/1/35 (4)	100	121
Westminster CO Public School COP	5.000%	12/1/30 (4)	635	811
Westminster CO Public School COP	5.000%	12/1/32 (4)	310	393
Westminster CO Public School COP	4.000%	12/1/33 (4)	1,815	2,102
Westminster CO Public School COP	4.000%	12/1/34 (4)	1,050	1,213
Westminster CO Public School COP	5.000%	12/1/35 (4)	775	973
Westminster CO Public School COP	5.000%	12/1/36 (4)	1,210	1,514
				1,335,275
Connecticut (1.4%)
Connecticut GO	5.000%	3/15/20	7,770	7,806
Connecticut GO	5.000%	11/1/20	4,970	5,121
Connecticut GO	5.000%	11/1/21	5,000	5,352
Connecticut GO	4.000%	3/15/22	14,405	15,326
Connecticut GO	5.000%	4/15/22	6,005	6,534
Connecticut GO	5.000%	5/15/22	11,310	11,898
Connecticut GO	5.000%	6/1/22	8,010	8,756
Connecticut GO	5.000%	6/15/22	9,355	10,241
Connecticut GO	5.000%	9/15/22	6,830	7,544
Connecticut GO	5.000%	11/15/22	5,000	5,555
Connecticut GO	5.000%	11/15/22	7,120	7,911
Connecticut GO	5.000%	3/15/23	14,555	16,348

Connecticut GO	5.000%	11/1/23	10,125	10,826
Connecticut GO	5.000%	11/15/23	7,715	8,864
Connecticut GO	5.000%	11/15/23	14,275	16,402
Connecticut GO	5.000%	3/15/24	10,000	11,614
Connecticut GO	5.000%	5/15/24	4,500	5,255
Connecticut GO	5.000%	6/1/24	10,260	11,198
Connecticut GO	5.000%	9/1/24	20,000	23,581
Connecticut GO	5.000%	10/15/24	10,805	11,946
Connecticut GO	5.000%	11/15/24	6,440	7,644
Connecticut GO	5.000%	11/15/24	10,025	11,899
Connecticut GO	5.000%	2/15/25	11,830	14,154
Connecticut GO	5.000%	3/1/25	19,440	21,802
Connecticut GO	5.000%	4/15/25	1,375	1,654
Connecticut GO	5.000%	6/15/25	1,025	1,239
Connecticut GO	5.000%	9/1/25	19,395	22,859
Connecticut GO	5.000%	2/15/26	11,000	13,520
Connecticut GO	5.000%	6/15/26	1,935	2,335
Connecticut GO	5.000%	9/1/26	13,170	15,492
Connecticut GO	5.000%	11/1/26	9,650	10,313
Connecticut GO	5.000%	2/15/27	12,000	15,036
Connecticut GO	5.000%	3/15/27	9,800	11,701
Connecticut GO	4.000%	9/15/27	3,000	3,202
Connecticut GO	5.000%	4/15/28	2,700	3,468
Connecticut GO	5.000%	8/15/28	550	674
Connecticut GO	5.000%	3/1/30	8,900	10,202
Connecticut GO	5.000%	4/15/30	3,400	4,405
Connecticut GO	5.000%	4/15/32	4,000	4,312
Connecticut GO	5.000%	8/15/32	20,000	22,476
Connecticut GO	5.000%	4/15/35	1,000	1,218
1 Connecticut GO, SIFMA Municipal Swap Index
Yield + 0.750%	1.690%	3/1/21	4,355	4,387
1 Connecticut GO, SIFMA Municipal Swap Index
Yield + 1.250%	2.190%	4/15/20	17,000	17,039
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/29	1,905	2,500
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/30	3,610	4,710
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/31	2,210	2,873
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/27	1,000	1,232
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/33	1,000	1,205
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/34	1,045	1,257
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/35	1,000	1,198
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/36	1,235	1,476

Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/37	1,605	1,918
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,145	4,361
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	4.000%	7/1/37	2,500	2,889
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	4.000%	7/1/38	3,200	3,684
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	4.000%	7/1/39	3,500	4,018
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	4.000%	7/1/40	2,250	2,575
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/27	9,000	11,176
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/28	5,000	6,320
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/29	4,000	5,138
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/30	10,150	12,873
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	3.000%	7/1/37	15,170	15,483
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/24	5,475	6,374
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/25	5,215	6,258
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,148
Connecticut Health & Educational Facilities
Authority Revenue (University of Hartford)	5.000%	7/1/27	430	531
Connecticut Health & Educational Facilities
Authority Revenue (University of Hartford)	5.000%	7/1/28	530	664
Connecticut Health & Educational Facilities
Authority Revenue (University of Hartford)	5.000%	7/1/29	485	615
Connecticut Health & Educational Facilities
Authority Revenue (University of Hartford)	5.000%	7/1/30	875	1,099
Connecticut Health & Educational Facilities
Authority Revenue (University of Hartford)	5.000%	7/1/32	560	691
Connecticut Health & Educational Facilities
Authority Revenue (University of Hartford)	5.000%	7/1/33	470	576
Connecticut Health & Educational Facilities
Authority Revenue (University of Hartford)	5.000%	7/1/34	455	557
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/26	1,140	1,364
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/27	1,150	1,401
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/28	1,125	1,394
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/29	1,500	1,849
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/30	2,470	3,025
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/20 (Prere.)	8,550	8,695
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	23,580	23,837

Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	22,970	23,221
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	33,505	36,737
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/23	32,275	36,067
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	30,620	32,265
Connecticut Special Tax Revenue	5.000%	10/1/31	10,105	12,789
Connecticut Special Tax Revenue	5.000%	10/1/32	12,080	15,222
Connecticut Special Tax Revenue	5.000%	10/1/34	18,005	22,537
Connecticut Special Tax Revenue	5.000%	10/1/36	5,000	6,225
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/22	5,000	5,510
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	20,455	22,802
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/25	3,000	3,528
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/26	8,225	9,165
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/27	15,030	16,711
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/28	11,000	13,966
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/31	15,015	18,729
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/31	10,025	11,669
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/31 (15)	5,825	7,156
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/32	6,000	6,975
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/33	15,000	18,549
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/34	3,745	4,344
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/35	1,900	2,236
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/36	10,000	12,276
Harbor Point CT Infrastructure Improvement
District Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	13,717
Hartford County CT Metropolitan District GO	5.000%	7/15/26	1,000	1,244
Hartford County CT Metropolitan District GO	5.000%	7/15/27	1,605	2,040
Hartford County CT Metropolitan District GO	5.000%	7/15/29	1,845	2,378
Hartford County CT Metropolitan District GO	5.000%	7/15/30	1,575	2,061
Hartford County CT Metropolitan District GO	5.000%	7/15/30	1,350	1,731
Hartford County CT Metropolitan District GO	5.000%	7/15/31	2,190	2,847
Hartford County CT Metropolitan District GO	5.000%	7/15/31	1,490	1,903
Hartford County CT Metropolitan District GO	5.000%	7/15/32	1,750	2,266
Hartford County CT Metropolitan District GO	5.000%	7/15/32	1,765	2,249
Hartford County CT Metropolitan District GO	5.000%	7/15/33	1,325	1,711
Hartford County CT Metropolitan District GO	5.000%	7/15/33	1,000	1,291
Hartford County CT Metropolitan District GO	5.000%	7/15/34	1,425	1,836
Hartford County CT Metropolitan District GO	5.000%	7/15/34	1,000	1,288
Hartford County CT Metropolitan District GO	4.000%	7/15/35	1,880	2,216
Hartford County CT Metropolitan District GO	5.000%	7/15/35	1,750	2,212

Hartford County CT Metropolitan District GO	4.000%	7/15/36	1,425	1,675
Hartford County CT Metropolitan District GO	4.000%	7/15/36	1,200	1,410
Hartford County CT Metropolitan District GO	4.000%	7/15/37	2,030	2,378
Hartford County CT Metropolitan District GO	4.000%	7/15/38	1,115	1,301
Hartford County CT Metropolitan District GO	4.000%	7/15/39	500	582
Hartford County CT Metropolitan District GO	4.000%	7/15/39	1,050	1,222
Stratford CT GO	4.000%	1/1/35 (15)	3,890	4,403
Stratford CT GO	4.000%	1/1/36 (15)	3,890	4,393
Stratford CT GO	4.000%	1/1/37 (15)	3,890	4,383
Stratford CT GO	4.000%	1/1/38 (15)	3,890	4,369
University of Connecticut GO	5.000%	2/15/27	8,000	9,524
University of Connecticut GO	5.000%	2/15/32	2,900	3,434
University of Connecticut GO	5.000%	4/15/32	1,580	1,972
University of Connecticut GO	5.000%	2/15/33	6,325	7,475
University of Connecticut Revenue	5.000%	11/1/26	1,000	1,247
University of Connecticut Revenue	5.000%	11/1/26	2,830	3,529
University of Connecticut Revenue	5.000%	11/1/27	1,350	1,720
University of Connecticut Revenue	5.000%	11/1/27	3,150	4,013
University of Connecticut Revenue	5.000%	11/1/28	1,250	1,619
University of Connecticut Revenue	5.000%	11/1/28	3,275	4,243
				1,037,634
Delaware (0.1%)
Delaware GO	5.000%	2/1/24	3,000	3,491
Delaware GO	5.000%	2/1/25	2,010	2,419
Delaware GO	5.000%	1/1/26	2,000	2,480
Delaware GO	5.000%	2/1/26	3,045	3,785
Delaware GO	5.000%	3/1/26	9,000	11,213
Delaware GO	5.000%	3/1/27	3,000	3,837
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/28	1,100	1,366
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/31	1,200	1,486
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/32	2,130	2,630
Delaware Health Facilities Authority Revenue
(Beebe Medical Center Inc.)	5.000%	6/1/29	1,215	1,519
Delaware River & Bay Authority Delaware
Revenue	3.000%	1/1/36	6,000	6,353
Delaware River & Bay Authority Delaware
Revenue	3.000%	1/1/37	4,090	4,315
Delaware River & Bay Authority Delaware
Revenue	3.000%	1/1/38	8,000	8,398
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/21	8,300	8,782
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/22	6,000	6,592
University of Delaware Revenue	5.000%	11/1/31	1,580	2,148
University of Delaware Revenue	5.000%	11/1/33	1,645	2,282
University of Delaware Revenue	5.000%	11/1/36	510	730
University of Delaware Revenue	5.000%	11/1/37	550	795
University of Delaware Revenue	5.000%	11/1/38	535	780
University of Delaware Revenue	5.000%	11/1/39	850	1,250
Wilmington DE GO	5.000%	11/1/28	4,000	4,120
				80,771
District of Columbia (0.9%)
District of Columbia GO	5.000%	6/1/21	5,070	5,347

District of Columbia GO	5.000%	10/15/25	9,000	11,074
District of Columbia GO	5.000%	6/1/28	2,155	2,753
District of Columbia GO	5.000%	6/1/29	1,040	1,322
District of Columbia GO	5.000%	6/1/30	5,435	6,772
District of Columbia GO	5.000%	6/1/31	5,500	6,830
District of Columbia GO	5.000%	6/1/31	6,280	7,315
District of Columbia GO	5.000%	6/1/31	7,300	9,177
District of Columbia GO	5.000%	6/1/31	7,615	8,870
District of Columbia GO	5.000%	10/15/31	7,000	9,195
District of Columbia GO	5.000%	6/1/32	9,500	11,049
District of Columbia GO	5.000%	6/1/32	8,395	10,402
District of Columbia GO	5.000%	6/1/32	4,520	5,257
District of Columbia GO	5.000%	6/1/32	9,000	11,000
District of Columbia GO	5.000%	10/15/32	10,000	13,085
District of Columbia GO	4.000%	6/1/33	7,000	8,119
District of Columbia GO	5.000%	6/1/33	19,325	23,892
District of Columbia GO	5.000%	10/15/33	7,255	9,471
District of Columbia GO	5.000%	6/1/34	5,055	6,305
District of Columbia GO	5.000%	6/1/34	10,000	12,342
District of Columbia GO	5.000%	6/1/35	4,480	5,518
District of Columbia GO	5.000%	6/1/35	18,355	22,846
District of Columbia GO	5.000%	6/1/36	17,365	21,562
District of Columbia GO	5.000%	6/1/36	10,250	12,727
District of Columbia GO	5.000%	6/1/36	4,530	5,567
District of Columbia GO	5.000%	10/15/36	22,780	29,410
District of Columbia GO	5.000%	6/1/37	3,380	4,186
District of Columbia GO	5.000%	10/15/37	17,425	22,411
District of Columbia GO	5.000%	6/1/38	11,020	13,606
District of Columbia GO	5.000%	6/1/38	11,485	14,463
District of Columbia GO	5.000%	10/15/38	16,120	20,669
5 District of Columbia GO TOB VRDO	0.970%	2/7/20	9,600	9,600
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/24	2,150	2,526
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/25	2,325	2,815
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,525	3,934
District of Columbia Income Tax Revenue	5.000%	12/1/24	4,000	4,462
District of Columbia Income Tax Revenue	5.000%	12/1/24	9,500	10,597
District of Columbia Income Tax Revenue	5.000%	10/1/29	5,000	6,749
District of Columbia Income Tax Revenue	5.000%	3/1/30	6,855	9,159
District of Columbia Income Tax Revenue	5.000%	10/1/30	12,000	16,014
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,772
District of Columbia Income Tax Revenue	5.000%	3/1/33	7,000	9,232
District of Columbia Income Tax Revenue	5.000%	10/1/33	12,000	15,837
District of Columbia Income Tax Revenue	5.000%	3/1/34	5,970	7,850
District of Columbia Income Tax Revenue	5.000%	10/1/34	19,000	24,995
District of Columbia Income Tax Revenue	4.000%	3/1/37	4,000	4,735
District of Columbia Income Tax Revenue	4.000%	3/1/39	2,000	2,349
District of Columbia Revenue (Methodist Home
of the District of Columbia)	4.500%	1/1/25	2,395	2,431
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/25	4,170	4,960
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/26	3,985	4,869
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/28	2,200	2,664

District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	9,595	10,567
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	5,115	5,633
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,501
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,501
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/36	7,000	8,498
2 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/29	1,555	2,022
2 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/31	1,410	1,850
2 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/32	3,000	3,923
2 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/33	2,100	2,736
2 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/34	2,005	2,602
2 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	4.000%	10/1/35	1,720	2,020
2 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	4.000%	10/1/36	1,195	1,400
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/31	1,000	1,279
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/32	600	764
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/33	1,500	1,933
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/34	2,000	2,533
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/34	1,500	1,928
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/35	1,500	1,761
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/35	2,000	2,526
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/36	2,000	2,341
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/36	2,000	2,519
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	51,700	30,014
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/37	2,000	2,332

Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/37	2,000	2,510
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/38	1,000	1,161
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/38	2,000	2,501
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/39	1,695	2,113
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/25	2,000	2,437
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/26	6,510	8,140
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/27	6,250	7,995
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/28	5,440	6,920
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/29	5,025	6,355
				646,407
Florida (4.9%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/25	1,000	1,177
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/26	1,350	1,586
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/27	1,325	1,555
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/34	22,010	25,753
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,470
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	1,110	1,244
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,677
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	2,985	3,457
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,260
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,826
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,587
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	6,929
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	3,021
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	7,010

Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,662
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	4,995
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,763
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	5,134
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	10,000	11,077
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	10,254
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,679
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,131
Broward County FL Airport System Revenue	5.000%	10/1/22 (Prere.)	2,745	3,041
Broward County FL Airport System Revenue	5.000%	10/1/22 (Prere.)	5,785	6,408
Broward County FL Airport System Revenue	5.000%	10/1/22 (Prere.)	5,000	5,539
Broward County FL Airport System Revenue	5.500%	10/1/23 (Prere.)	7,210	8,401
Broward County FL Airport System Revenue	5.500%	10/1/23 (Prere.)	7,610	8,867
Broward County FL Airport System Revenue	5.500%	10/1/23 (Prere.)	8,025	9,350
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,213
Broward County FL School Board COP	5.000%	7/1/26	15,315	19,002
Broward County FL School District GO	5.000%	7/1/33	5,605	7,162
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/27	1,285	1,638
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/29	1,100	1,397
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/35	1,500	1,713
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/36	1,400	1,595
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/37	4,000	4,543
Capital Trust Agency Florida Educational
Facilities Revenue (Advantage Academy of
Hillsborough Projects)	5.000%	12/15/39	1,770	1,963
Capital Trust Agency Florida Retirement Facility
Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/27	2,915	3,200
Capital Trust Agency Florida Retirement Facility
Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/32	2,040	2,222
Central Florida Expressway Authority Revenue	5.000%	7/1/27	5,640	6,988
Central Florida Expressway Authority Revenue	5.000%	7/1/28	4,365	5,386
Central Florida Expressway Authority Revenue	4.000%	7/1/29	10,000	11,647
Central Florida Expressway Authority Revenue	4.000%	7/1/32	6,500	7,498
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	10,937
Central Florida Expressway Authority Revenue	5.000%	7/1/33	4,950	6,013
Central Florida Expressway Authority Revenue	5.000%	7/1/34	7,055	8,561
Central Florida Expressway Authority Revenue	5.000%	7/1/37	2,125	2,606
Central Florida Expressway Authority Revenue	5.000%	7/1/38	4,190	5,124
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	30,835	33,078
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/25	20,645	24,550
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	21,235	21,515
4 Cityplace FL Community Development District
Special Assessment Revenue, 3.650%
coupon rate effective 11/1/2025	0.000%	5/1/28 (4)	3,000	2,750

4 Cityplace FL Community Development District
Special Assessment Revenue, 4.000%
coupon rate effective 11/1/2025	0.000%	5/1/33 (4)	4,000	3,823
Collier County FL Water Sewer District Revenue	5.000%	7/1/30	3,385	4,528
Collier County FL Water Sewer District Revenue	5.000%	7/1/31	1,715	2,284
Duval County FL School Board COP	5.000%	7/1/27	4,025	4,802
Duval County FL School Board COP	5.000%	7/1/33	14,415	17,023
2 Escambia County FL Health Facilities Authority
Revenue (Baptist Health Care Corp. Obligated
Group)	5.000%	8/15/31	3,500	4,487
2 Escambia County FL Health Facilities Authority
Revenue (Baptist Health Care Corp. Obligated
Group)	5.000%	8/15/32	3,500	4,465
2 Escambia County FL Health Facilities Authority
Revenue (Baptist Health Care Corp. Obligated
Group)	5.000%	8/15/33	3,400	4,322
2 Escambia County FL Health Facilities Authority
Revenue (Baptist Health Care Corp. Obligated
Group)	5.000%	8/15/34	2,750	3,481
2 Escambia County FL Health Facilities Authority
Revenue (Baptist Health Care Corp. Obligated
Group)	5.000%	8/15/35	3,500	4,404
2 Escambia County FL Health Facilities Authority
Revenue (Baptist Health Care Corp. Obligated
Group)	5.000%	8/15/36	3,515	4,409
2 Escambia County FL Health Facilities Authority
Revenue (Baptist Health Care Corp. Obligated
Group)	5.000%	8/15/37	7,000	8,755
2 Escambia County FL Health Facilities Authority
Revenue (Baptist Health Care Corp. Obligated
Group)	5.000%	8/15/40	5,000	6,196
Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,979
Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,919
Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	4,356
Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,725
Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,530
Florida Board of Education Lottery Revenue	5.000%	7/1/26	25,950	32,471
Florida Board of Education Lottery Revenue	5.000%	7/1/26	3,520	4,405
Florida Board of Education Lottery Revenue	4.000%	7/1/27	2,750	2,944
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	10,000	10,135
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	9,020	9,141
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	7,945	8,380
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	35,250	37,178
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	8,200	8,648
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	4,170	4,398
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	7,050	7,724
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	10,085	11,049
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,050	3,342

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	8,700	9,532
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	10,440	11,841
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	10,230	11,603
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	8,178
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	9,275	10,881
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	1,835	2,153
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/27	12,000	12,860
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/28	13,030	13,919
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/29	2,700	3,173
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/29	16,000	17,106
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/30	2,590	3,071
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,265
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/32	16,000	18,140
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/33	5,570	6,414
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/35	15,580	18,114
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/36	17,715	20,480
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	4,155	4,224
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	4,849	5,709
Florida Department of Transportation (Sunshine
Skyway Bridge) Revenue	5.000%	7/1/27	3,305	4,170
Florida Department of Transportation GO	5.000%	7/1/21	4,130	4,370
Florida Department of Transportation GO	5.000%	7/1/22	22,060	24,243
Florida Department of Transportation GO	5.000%	7/1/26	5,540	6,928
Florida Department of Transportation GO	5.000%	7/1/26	15,845	19,816
Florida Department of Transportation GO	5.000%	7/1/27	4,500	5,766
Florida Department of Transportation GO	4.000%	7/1/28	12,415	12,945
Florida Department of Transportation GO	4.000%	7/1/29	16,805	17,510
Florida Department of Transportation GO	4.000%	7/1/34	4,030	4,759
Florida Department of Transportation GO	4.000%	7/1/35	8,350	9,828
Florida Department of Transportation GO	4.000%	7/1/36	7,000	8,217
Florida GO	4.000%	6/1/27	15,000	16,521
Florida GO	5.000%	7/1/27	5,000	6,244
Florida Governmental Utility Authority Revenue	4.000%	10/1/35 (4)	1,000	1,190
Florida Governmental Utility Authority Revenue	4.000%	10/1/36 (4)	1,580	1,874
Florida Governmental Utility Authority Revenue	4.000%	10/1/38 (4)	2,000	2,349
Florida Governmental Utility Authority Revenue	4.000%	10/1/39 (4)	1,000	1,169
Florida Governmental Utility Authority Revenue	4.000%	10/1/40 (4)	1,055	1,228
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue	5.000%	2/1/28	400	502

Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue	5.000%	2/1/29	435	555
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue	5.000%	2/1/30	1,000	1,290
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue	5.000%	2/1/31	1,000	1,279
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue	5.000%	2/1/32	1,180	1,504
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue	5.000%	2/1/33	750	952
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue	5.000%	2/1/34	800	1,012
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue	5.000%	2/1/35	850	1,072
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue	4.000%	2/1/36	1,090	1,240
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue	4.000%	2/1/37	1,135	1,287
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/33	1,830	2,141
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/34	1,500	1,752
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,458
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,748
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/35	3,615	4,289
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/36	3,795	4,495
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.000%	4/1/32	1,000	1,080
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23	2,060	2,321
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24	1,750	2,025
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25	1,250	1,486
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,750	3,197
Florida Municipal Power Agency Revenue	5.000%	10/1/21	5,015	5,353
Florida Municipal Power Agency Revenue	5.000%	10/1/23	1,800	2,062
Florida Municipal Power Agency Revenue	5.000%	10/1/24	1,075	1,273
Florida Municipal Power Agency Revenue	5.000%	10/1/25	1,765	2,146
Florida Municipal Power Agency Revenue	5.000%	10/1/26	1,060	1,290
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,370	1,659
Florida Municipal Power Agency Revenue	4.000%	10/1/28	3,580	4,247
Florida Municipal Power Agency Revenue	5.000%	10/1/28	1,385	1,670
Florida Municipal Power Agency Revenue	5.000%	10/1/29	5,025	6,210
Florida Municipal Power Agency Revenue	5.000%	10/1/29	3,475	4,180
Florida Municipal Power Agency Revenue	5.000%	10/1/30	10,020	12,353
Florida Municipal Power Agency Revenue	5.000%	10/1/31	8,535	10,500
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,213
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,513
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,130
Florida Turnpike Authority Revenue	5.000%	7/1/25	9,275	11,276
Florida Turnpike Authority Revenue	3.000%	7/1/26	3,000	3,146
Florida Turnpike Authority Revenue	4.000%	7/1/33	9,030	10,307

Florida Turnpike Authority Revenue	4.000%	7/1/34	7,000	7,976
Florida Turnpike Authority Revenue	4.000%	7/1/34	12,355	13,828
Florida Turnpike Authority Revenue	4.000%	7/1/38	11,635	13,559
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/37	4,645	5,351
Fort Lauderdale FL Water & Sewer Revenue	4.000%	9/1/37	4,770	5,485
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/38	4,840	5,549
Gainesville FL Utilities System Revenue	5.000%	10/1/25	3,560	4,353
Gainesville FL Utilities System Revenue	5.000%	10/1/26	3,790	4,756
Gainesville FL Utilities System Revenue	5.000%	10/1/27	3,185	4,090
Gainesville FL Utilities System Revenue	5.000%	10/1/28	5,000	6,419
Gainesville FL Utilities System Revenue	5.000%	10/1/29	7,060	9,011
Gainesville FL Utilities System Revenue	5.000%	10/1/30	4,000	5,074
Gainesville FL Utilities System Revenue	5.000%	10/1/34	5,000	6,265
Gainesville FL Utilities System Revenue	5.000%	10/1/35	5,000	6,258
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/25	1,690	1,737
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/36	745	905
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/37	2,550	3,089
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/23	1,320	1,478
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/24	1,110	1,280
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/25	1,375	1,629
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/27	1,460	1,759
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/28	2,100	2,519
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/29	2,045	2,445
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/30	2,020	2,405
Hernando County FL School District COP	5.000%	7/1/27 (4)	6,000	7,338
Hernando County FL School District COP	5.000%	7/1/31 (4)	5,925	7,151
Highlands County FL Health Facilities Authority
Revenue (Adventist Health System) VRDO	0.950%	2/7/20	19,140	19,140
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/26	28,000	35,102
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,300	13,861
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	26,515	29,520
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,070	3,393
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/22 (Prere.)	5,030	5,521
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/22 (Prere.)	13,590	14,918
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	2,590	3,293
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	13,545	14,783

Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	5,405	6,844
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	410	447
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	15,070	16,414
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	16,570
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,096
Hillsborough County FL School Board COP	5.000%	7/1/30	9,040	11,658
5 Jacksonville Electric System Revenue TOB
VRDO	1.090%	2/7/20	8,565	8,565
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/20 (Prere.)	2,500	2,516
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/20 (Prere.)	3,900	3,926
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/20 (Prere.)	2,075	2,089
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/21 (Prere.)	3,805	3,985
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	2,665	2,952
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	4,360	4,830
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	285	316
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	755	836
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	1,705	1,889
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	465	515
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	1,305	1,446
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (ETM)	655	725
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/24 (Prere.)	1,020	1,188
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/26	15,000	18,432
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	2,785	3,076
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	10,000	12,629
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	980	1,137
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,355	2,461
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	6,090	7,656
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/30	5,205	6,513
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/31	7,000	8,704
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/32	7,000	8,681
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/33	9,000	11,138

Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/35	2,000	2,285
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/36	2,500	2,839
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/37	4,000	4,528
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20 (ETM)	22,255	22,848
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/26	1,235	1,534
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/27	21,000	26,810
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/28	3,145	3,985
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/28	1,340	1,557
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	5,580	7,038
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/30	3,000	3,296
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/30	1,925	2,417
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/33	11,205	12,943
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.970%	2/7/20 LOC	19,235	19,235
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/26	1,010	1,257
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/29	2,255	2,842
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/31	1,785	2,232
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/33	1,635	2,031
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)
VRDO	0.950%	2/7/20	12,500	12,500
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)
VRDO	0.950%	2/7/20	14,250	14,250
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/29	3,890	4,771
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/30	3,000	3,655
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/31	3,790	4,595
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/32	4,510	5,443
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/33	4,730	5,685
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/34	4,970	5,962
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/35	5,220	6,246
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/36	5,475	6,536

Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/37	5,755	6,847
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/38	2,965	3,514
Jacksonville FL Sales Tax Revenue	5.000%	10/1/28	2,350	2,587
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	15,832
Jacksonville FL Special Revenue	5.000%	10/1/25	4,550	5,032
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	9,088
Jacksonville FL Special Revenue	5.000%	10/1/27	4,960	6,237
Jacksonville FL Special Revenue	5.000%	10/1/27	8,650	10,869
Jacksonville FL Special Revenue	5.000%	10/1/28	1,735	2,184
Jacksonville FL Special Revenue	5.000%	10/1/28	6,485	7,602
Jacksonville FL Special Revenue	5.000%	10/1/28	7,000	8,981
Jacksonville FL Special Revenue	5.000%	10/1/28	4,785	5,993
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	9,053
Jacksonville FL Special Revenue	5.000%	10/1/29	8,570	11,311
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,663
Jacksonville FL Special Revenue	5.000%	10/1/30	2,000	2,442
Jacksonville FL Special Revenue	5.000%	10/1/30	9,000	11,206
Jacksonville FL Special Revenue	5.000%	10/1/30	9,930	13,020
Jacksonville FL Special Revenue	5.000%	10/1/31	10,300	13,412
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	1,920
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,595
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	2,040
Jacksonville FL Special Revenue	5.000%	10/1/34	2,000	2,462
Jacksonville FL Special Revenue	5.000%	10/1/35	2,930	3,723
Jacksonville FL Special Revenue	5.000%	10/1/36	2,840	3,598
Jacksonville FL Special Revenue	5.000%	10/1/37	3,245	4,095
Jacksonville FL Special Revenue	5.000%	10/1/38	2,000	2,516
Jacksonville FL Transportation Authority Local
Option Gas Tax Revenue	5.000%	8/1/34	2,550	3,046
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27	7,400	9,355
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/28	2,340	2,965
Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	8,000	9,199
Key West FL Utility Board Electricity Revenue	5.000%	10/1/32	1,340	1,723
Key West FL Utility Board Electricity Revenue	5.000%	10/1/35	1,495	1,894
Key West FL Utility Board Electricity Revenue	5.000%	10/1/36	1,200	1,513
Key West FL Utility Board Electricity Revenue	5.000%	10/1/38	1,275	1,596
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,730
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	2,014
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,442
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	5,885
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	500	539
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/25	2,000	2,406
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/27	5,000	6,118
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/33	3,755	4,306
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/35	3,135	3,587
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,785	1,976
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,152
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,020	3,579
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,758
Lee County FL School Board COP	5.000%	8/1/23	1,150	1,308

Lee County FL School Board COP	5.000%	8/1/24	2,330	2,740
Lee County FL School Board COP	5.000%	8/1/27	5,000	5,863
Lee County FL School Board COP	5.000%	8/1/28	4,080	4,761
Lee County FL School Board COP	5.000%	8/1/34	3,500	4,241
Lee County FL School Board COP	5.000%	8/1/35	4,270	5,161
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/26 (4)	1,000	1,173
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/28 (4)	3,055	3,568
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/30 (4)	3,300	3,848
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/32 (4)	1,820	2,118
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/33 (4)	1,000	1,162
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/34 (4)	1,000	1,161
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/35 (4)	1,000	1,159
Lee County FL Water & Sewer Revenue	5.250%	10/1/21 (Prere.)	5,950	6,377
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/27	2,250	2,810
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/28	7,165	9,106
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/29	3,270	4,226
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/35	4,500	5,685
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/36	5,520	6,943
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,388
Manatee County FL Revenue	5.000%	10/1/23	1,310	1,500
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,522
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,745
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,812
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,780
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,293
Miami Beach FL GO	5.000%	5/1/24	1,010	1,182
Miami Beach FL GO	3.000%	5/1/32	4,440	4,875
Miami Beach FL GO	3.000%	5/1/33	2,340	2,553
Miami Beach FL GO	5.000%	5/1/34	2,920	3,799
Miami Beach FL GO	5.000%	5/1/35	4,000	5,187
Miami Beach FL GO	5.000%	5/1/36	2,700	3,494
Miami Beach FL GO	5.000%	5/1/37	5,695	7,352
Miami Beach FL GO	5.000%	5/1/38	5,980	7,679
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	2,850	2,935
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	3,645
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,311
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,670	2,935
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,355	1,486
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,150

Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/34	4,000	4,545
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/35	5,200	5,898
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26	1,060	1,288
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28	1,300	1,571
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29	1,015	1,221
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30	1,585	1,902
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35	1,500	1,779
Miami Beach FL Stormwater Revenue	5.000%	9/1/26	1,560	1,954
Miami Beach FL Stormwater Revenue	5.000%	9/1/28	1,550	1,970
Miami Beach FL Stormwater Revenue	5.000%	9/1/29	3,920	4,968
Miami Beach FL Stormwater Revenue	4.000%	9/1/30	3,165	3,725
Miami Beach FL Stormwater Revenue	4.000%	9/1/31	2,500	2,933
Miami Beach FL Stormwater Revenue	4.000%	9/1/32	2,230	2,601
Miami Beach FL Stormwater Revenue	4.000%	9/1/33	2,400	2,774
Miami Beach FL Stormwater Revenue	4.000%	9/1/34	2,555	2,938
Miami Beach FL Stormwater Revenue	4.000%	9/1/35	2,760	3,156
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/26	1,005	1,259
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/28	720	915
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/29	1,000	1,267
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/30	1,200	1,517
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	7,000	8,420
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/31	10,000	12,012
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/32	11,500	13,766
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/33	10,000	11,939
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34	11,000	12,714
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	10,000	11,522
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	23,025	26,412
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/36	3,225	4,086
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	11,510	13,151
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/37	5,370	6,780
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	18,605	21,200
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	13,500	15,383
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	4,720	5,941
Miami FL Packaging System Revenue	5.000%	10/1/28 (15)	1,890	2,421
Miami FL Packaging System Revenue	5.000%	10/1/29 (15)	2,005	2,623
Miami FL Packaging System Revenue	5.000%	10/1/30 (15)	2,630	3,413
Miami FL Packaging System Revenue	5.000%	10/1/31 (15)	2,765	3,560
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/27 (4)	1,430	1,764
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/28 (4)	3,010	3,773
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/29 (4)	3,160	4,002
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/31 (4)	3,495	4,401
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/33 (4)	3,865	4,821
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/34 (4)	4,060	5,045
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/35 (4)	2,000	2,476
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	6,500	6,675
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	5,500	5,648

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	555	570
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	6,645	6,824
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,499
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	2,701
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	2,885	3,418
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	6,775	8,324
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	2,055	2,403
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	4,005	4,890
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/35	2,450	2,987
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/27	3,710	4,622
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/27	3,055	3,227
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/29	5,100	6,305
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/34	1,705	2,080
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/35	15,390	18,723
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/35	8,210	9,988
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	14,000	16,987
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	8,620	10,459
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/23	4,410	4,964
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	4,880	5,668
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	4,785	5,571
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26	3,420	3,969
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	2,920	3,383
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	1,245	1,447
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/31	2,000	2,306
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/32	2,550	2,937
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/33	6,450	7,414
Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,433
Miami-Dade County FL GO	5.000%	7/1/33	4,710	6,116
Miami-Dade County FL GO	5.000%	7/1/38	5,010	6,045
Miami-Dade County FL GO	5.000%	7/1/39	6,460	8,241

Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/35	1,020	1,243
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/37	1,000	1,212
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30	2,625	2,746
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/31	6,270	7,417
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	4,775	5,633
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/33	6,785	7,983
Miami-Dade County FL School Board COP	5.000%	11/1/26	8,020	9,470
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,775
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,045	11,796
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,707
Miami-Dade County FL School District GO	5.000%	3/15/35	1,000	1,205
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,664
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	3,012
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	2,000	2,206
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/25	3,000	3,309
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/26	11,340	12,498
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/27	2,510	2,764
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/28	8,840	9,730
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/29	5,000	4,094
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	10,035	11,046
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	2,500	3,097
Miami-Dade County FL Special Obligation
Revenue	4.000%	4/1/30	12,555	14,372
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	12,160	13,384
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	4,000	4,403
Miami-Dade County FL Special Obligation
Revenue	4.000%	4/1/31	11,270	12,785
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	2,155	1,657
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	13,500	14,861
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/32	3,285	4,243
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/32	2,890	2,156
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	11,550	12,705
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/34	3,625	4,658
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/34	4,815	6,188

Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/35	5,675	7,274
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/36	5,955	7,611
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/37	3,195	4,071
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/37	5,000	6,371
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/38	4,405	5,591
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/38	6,565	8,333
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/39	4,625	5,855
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/39	6,895	8,729
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/39	14,500	8,494
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/22	3,420	3,754
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/23	3,840	4,367
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/26	8,955	11,168
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/27	4,000	4,368
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/28	2,060	2,251
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/30	10,965	12,536
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/30	8,000	8,739
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/31	10,000	11,397
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31	6,265	6,841
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/32	1,680	1,834
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	21,446
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	14,055	15,584
North Brevard County FL Hospital District
Revenue	5.000%	1/1/28	5,200	6,474
North Brevard County FL Hospital District
Revenue	5.000%	1/1/29	4,795	5,959
North Brevard County FL Hospital District
Revenue	5.000%	1/1/30	5,000	6,183
North Brevard County FL Hospital District
Revenue	5.000%	1/1/31	5,000	6,153
North Brevard County FL Hospital District
Revenue	5.000%	1/1/32	4,535	5,560
North Brevard County FL Hospital District
Revenue	5.000%	1/1/33	9,480	11,582
North Brevard County FL Hospital District
Revenue	5.000%	1/1/34	3,955	4,813
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/26	7,930	9,835

Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	4.000%	10/1/28	1,890	1,993
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29	3,055	3,747
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,832
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33	5,185	6,290
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35	6,415	7,734
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36	5,000	6,008
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/31	2,400	2,734
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/36	4,750	5,368
Orange County FL School Board COP	5.000%	8/1/33	21,500	26,173
Orange County FL Tourist Development
Revenue	5.000%	10/1/26	6,715	8,416
Orange County FL Tourist Development
Revenue	5.000%	10/1/27	2,150	2,750
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	7,780	7,910
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	3,500	3,559
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	5,000	5,084
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/31	13,030	14,676
Orlando FL Capital Improvement Revenue	5.000%	10/1/21	1,050	1,122
Orlando FL Capital Improvement Revenue	5.000%	10/1/24	1,145	1,362
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,285	1,618
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,265	1,593
Orlando FL Capital Improvement Revenue	5.000%	10/1/37	3,000	3,804
Orlando FL Capital Improvement Revenue	5.000%	10/1/38	3,030	3,808
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/26 (4)	2,285	2,866
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/27 (4)	1,325	1,695
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28 (4)	2,010	2,550
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/29 (4)	2,020	2,554
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/31 (4)	5,425	6,820
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/33 (4)	2,095	2,611
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/34 (4)	4,000	4,965
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/35 (4)	3,125	3,862
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/37 (4)	2,020	2,474
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,270	3,645
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	4,045	4,644
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	1,505	1,882
4 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
5.550% coupon rate effective 10/1/2024	0.000%	10/1/29 (ETM)	1,000	1,093

4 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
5.650% coupon rate effective 10/1/2024	0.000%	10/1/30 (ETM)	1,400	1,575
4 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
5.750% coupon rate effective 10/1/2024	0.000%	10/1/31 (ETM)	1,625	1,872
4 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
5.800% coupon rate effective 10/1/2024	0.000%	10/1/31 (Prere.)	2,060	2,379
4 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
5.900% coupon rate effective 10/1/2024	0.000%	10/1/31 (Prere.)	3,000	3,482
Osceola County FL Transportation Revenue	0.000%	10/1/28	600	495
Osceola County FL Transportation Revenue	0.000%	10/1/29	700	560
Osceola County FL Transportation Revenue	5.000%	10/1/29	500	643
Osceola County FL Transportation Revenue	0.000%	10/1/30	1,500	1,154
Osceola County FL Transportation Revenue	5.000%	10/1/30	600	774
Osceola County FL Transportation Revenue	0.000%	10/1/31	1,500	1,114
Osceola County FL Transportation Revenue	5.000%	10/1/31	500	642
Osceola County FL Transportation Revenue	0.000%	10/1/32	2,100	1,502
Osceola County FL Transportation Revenue	5.000%	10/1/32	500	640
Osceola County FL Transportation Revenue	0.000%	10/1/33	3,500	2,409
Osceola County FL Transportation Revenue	5.000%	10/1/33	800	1,022
Osceola County FL Transportation Revenue	5.000%	10/1/34	1,300	1,656
Osceola County FL Transportation Revenue	5.000%	10/1/35	1,300	1,652
Osceola County FL Transportation Revenue	0.000%	10/1/36	2,535	1,551
Osceola County FL Transportation Revenue	5.000%	10/1/36	700	887
Osceola County FL Transportation Revenue	0.000%	10/1/37	2,000	1,175
Osceola County FL Transportation Revenue	5.000%	10/1/37	700	883
Osceola County FL Transportation Revenue	0.000%	10/1/38	2,000	1,128
Osceola County FL Transportation Revenue	5.000%	10/1/38	1,000	1,258
Osceola County FL Transportation Revenue	5.000%	10/1/39	1,200	1,505
Palm Beach County FL Health Facilities
Authority Hospital Revenue (Baptist Health
South Florida Obligated Group)	5.000%	8/15/30	600	784
Palm Beach County FL Health Facilities
Authority Hospital Revenue (Baptist Health
South Florida Obligated Group)	5.000%	8/15/31	600	781
Palm Beach County FL Health Facilities
Authority Hospital Revenue (Baptist Health
South Florida Obligated Group)	5.000%	8/15/32	860	1,115
Palm Beach County FL Health Facilities
Authority Hospital Revenue (Baptist Health
South Florida Obligated Group)	5.000%	8/15/33	1,000	1,290
Palm Beach County FL Health Facilities
Authority Hospital Revenue (Baptist Health
South Florida Obligated Group)	5.000%	8/15/34	1,100	1,413
Palm Beach County FL Health Facilities
Authority Hospital Revenue (Baptist Health
South Florida Obligated Group)	5.000%	8/15/35	1,510	1,929
Palm Beach County FL Health Facilities
Authority Hospital Revenue (Baptist Health
South Florida Obligated Group)	5.000%	8/15/36	1,000	1,274
Palm Beach County FL Health Facilities
Authority Hospital Revenue (Baptist Health
South Florida Obligated Group)	5.000%	8/15/37	1,295	1,644

Palm Beach County FL Health Facilities
Authority Hospital Revenue (Baptist Health
South Florida Obligated Group)	5.000%	8/15/38	2,365	2,992
Palm Beach County FL Health Facilities
Authority Hospital Revenue (Baptist Health
South Florida Obligated Group)	5.000%	8/15/39	1,750	2,208
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/22 (ETM)	910	1,011
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/23 (ETM)	1,250	1,437
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/24 (ETM)	1,000	1,185
Palm Beach County FL Public Improvement
Revenue	5.000%	6/1/25	1,000	1,094
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	6,000	7,307
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/37	7,810	9,417
Palm Beach County FL School Board COP	5.000%	8/1/25	15,000	18,248
Palm Beach County FL School Board COP	5.000%	8/1/26	2,080	2,598
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	6,694
Palm Beach County FL School Board COP	5.000%	8/1/29	3,595	4,307
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,526
Palm Beach County FL School Board COP	5.000%	8/1/31	10,000	11,598
Palm Beach County FL School Board COP	5.000%	8/1/31	10,660	12,680
Palm Beach County FL School Board COP	5.000%	8/1/32	12,010	14,237
Palm Beach County FL School Board COP	5.000%	8/1/32	3,445	4,084
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/26	2,275	2,743
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/27	4,010	4,819
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,611
Pembroke Pines FL Capital Improvement
Revenue	3.000%	7/1/36	4,825	5,119
Port St. Lucie FL Utility Revenue	5.000%	9/1/27	980	1,217
Port St. Lucie FL Utility Revenue	5.000%	9/1/28	3,160	3,915
Port St. Lucie FL Utility Revenue	5.000%	9/1/29	2,115	2,613
Port St. Lucie FL Utility Revenue	4.000%	9/1/30	2,210	2,527
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,269
Port St. Lucie FL Utility Revenue	4.000%	9/1/31	2,510	2,862
Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,383
Reedy Creek FL Improvement District GO	4.000%	6/1/31	3,025	3,514
Reedy Creek FL Improvement District GO	4.000%	6/1/32	3,110	3,597
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	10,879
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,325
Reedy Creek FL Improvement District GO	4.000%	6/1/34	10,000	11,296
Reedy Creek FL Improvement District GO	4.000%	6/1/35	4,685	5,363
Reedy Creek FL Improvement District GO	5.000%	6/1/37	5,000	6,134
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/23	2,515	2,875
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/23	1,110	1,274
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/24	1,575	1,869

Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.000%	7/1/38	13,550	16,722
Sarasota County FL Public Hospital District
Revenue VRDO	1.000%	2/7/20 LOC	4,780	4,780
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	2,903
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,380	5,471
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,050	5,136
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/20	2,060	2,066
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21	1,750	1,828
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/22	1,995	2,165
South Broward FL Hospital District Revenue	4.000%	5/1/33	11,090	12,448
South Florida Water Management District COP	5.000%	10/1/26	9,265	11,454
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/26	4,345	5,413
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/27	5,010	6,362
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/28	3,500	4,430
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/29	4,000	5,042
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	4.000%	8/15/33	9,025	10,323
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/20 (Prere.)	1,500	1,535
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,794
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/24	500	571
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/28	500	564
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/29	500	562
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.125%	7/1/34	1,135	1,271
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	6,365
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	4,925
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/27	4,250	4,833

Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/28	4,450	5,054
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program) VRDO	0.940%	2/7/20 LOC	25,000	25,000
Tallahassee FL Energy System Revenue	5.000%	10/1/29	3,000	3,522
Tallahassee FL Energy System Revenue	5.000%	10/1/30	2,000	2,341
Tallahassee FL Energy System Revenue	5.000%	10/1/31	2,080	2,430
Tallahassee FL Energy System Revenue	5.000%	10/1/34	5,000	5,987
Tallahassee FL Energy System Revenue	5.000%	10/1/35	6,455	7,500
Tallahassee FL Energy System Revenue	5.000%	10/1/36	3,350	3,886
Tallahassee FL Energy System Revenue	5.000%	10/1/37	3,000	3,476
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/24	955	1,117
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/25	1,800	2,166
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/27	1,100	1,315
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/28	1,450	1,728
Tallahassee FL Utility System Revenue	5.000%	10/1/25	1,270	1,508
Tallahassee FL Utility System Revenue	5.000%	10/1/26	1,210	1,437
Tallahassee FL Utility System Revenue	5.000%	10/1/27	1,020	1,209
Tallahassee FL Utility System Revenue	5.000%	10/1/28	1,000	1,183
Tallahassee FL Utility System Revenue	5.000%	10/1/31	1,250	1,468
Tallahassee FL Utility System Revenue	5.000%	10/1/32	1,335	1,569
Tallahassee FL Utility System Revenue	5.000%	10/1/33	2,000	2,342
Tallahassee FL Utility System Revenue	5.000%	10/1/35	2,100	2,450
Tallahassee FL Utility System Revenue	5.000%	10/1/36	2,100	2,446
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	14,206
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,621
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,250	1,328
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,538
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	3,142
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	3,135
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	4,628
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/21	18,420	18,635
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/22	13,395	13,548
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	14,686	15,875
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,054
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,172
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,085
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,095
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,622

Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,080
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/26	1,400	1,658
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/30	1,650	1,938
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/32	1,880	2,198
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/33	2,340	2,729
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/34	2,505	2,916
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/35	1,680	1,951
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/32	605	706
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/33	625	727
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/34	650	754
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/35	680	787
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/36	705	814
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/37	5,000	5,754
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	2,300	2,486
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/34	1,275	1,454
University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	7,192
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/27	1,125	1,324
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/27	1,000	1,268
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/28	1,000	1,172
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/28	1,500	1,890
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	1,110	1,304
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/30	1,845	2,160
5 Volusia County FL Hospital Revenue (Halifax
Hospital Medical Center) TOB VRDO	1.210%	2/3/20 LOC	27,705	27,705
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,139
Volusia County FL School Board COP	5.000%	8/1/24	635	747
Volusia County FL School Board COP	5.000%	8/1/25	1,675	1,958
Volusia County FL School Board COP	5.000%	8/1/27	1,835	2,135
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,913
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,723
Volusia County FL School Board COP	5.000%	8/1/30	3,895	4,509

Volusia County FL School Board COP	5.000%	8/1/31	2,375	2,747
				3,714,590
Georgia (2.9%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/27	2,325	2,784
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/28	2,500	2,990
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	2,000	2,239
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	1,795	2,077
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	3,000	3,444
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/30	5,000	5,730
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/31	5,025	5,746
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/32	5,515	6,302
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33	2,000	2,283
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/34	2,010	2,294
Atlanta GA Airport Revenue	5.000%	1/1/24	1,025	1,186
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,293
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,725
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,497
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	2,888
Atlanta GA Development Authority Revenue	5.000%	7/1/25	2,540	3,073
Atlanta GA Development Authority Revenue	5.000%	7/1/27	1,000	1,205
Atlanta GA Development Authority Revenue	5.000%	7/1/28	1,365	1,639
Atlanta GA Development Authority Revenue	5.000%	7/1/30	1,280	1,528
Atlanta GA GO	4.875%	12/1/26	7,450	8,842
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/20	1,370	1,412
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	10,602
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,160	3,636
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,110	3,701
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	3,022
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,565	8,339
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,280	19,992
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,610	7,534
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/34	2,265	2,650
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34	6,200	7,809
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34	3,260	4,106
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/35	2,250	2,618
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	4,000	5,026
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	4,000	5,026
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	11,915	14,188
Atlanta GA Water & Wastewater Revenue	3.000%	11/1/36	3,500	3,796
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	2,750	3,188
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	14,000	17,548
Augusta GA Water & Sewerage Revenue	5.000%	10/1/26	9,030	11,278
Augusta GA Water & Sewerage Revenue	5.000%	10/1/27	9,480	12,087
Augusta GA Water & Sewerage Revenue	5.000%	10/1/28	9,960	12,645
Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/32	1,250	1,624

Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/33	1,700	2,199
Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/34	2,500	3,221
Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/35	1,650	2,117
Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/36	2,850	3,640
Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/37	2,535	3,222
Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/38	2,990	3,786
Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/39	1,335	1,683
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/29	1,100	1,371
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/30	1,350	1,671
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/32	1,795	2,209
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/33	2,000	2,455
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project) VRDO	0.920%	2/7/20 LOC	28,045	28,045
Cherokee County GA Board of Education GO	5.000%	8/1/31	1,565	1,926
Cherokee County GA Board of Education GO	5.000%	8/1/33	1,780	2,182
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/20	750	762
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/30	3,285	4,031
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/31	3,250	3,965
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/20 (Prere.)	7,500	7,554
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/20 (Prere.)	1,100	1,109
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/25	400	474
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/26	700	851
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/27	900	1,117
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/28	1,000	1,236

Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/28	4,000	4,447
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/29	1,640	2,019
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/30	1,230	1,508
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/32	2,250	2,742
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/33	2,445	2,972
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/34	3,350	4,066
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/35	2,500	3,028
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/36	4,300	5,196
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/37	4,500	5,424
2 Coweta County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/35	1,130	1,421
2 Coweta County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/37	8,160	10,194
2 Coweta County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/38	9,100	11,328
2 Coweta County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/39	9,565	11,875
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/29	1,280	1,608
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/30	1,020	1,273
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	4.000%	7/1/32	1,000	1,141
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/34	1,100	1,346
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/36	1,160	1,410
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/22	1,675	1,834
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/23	1,975	2,162
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/24	1,000	1,092
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/27	6,880	7,485
5 Dalton Whitfield County Joint Development
Authority Revenue (Hamilton Health Care
System) TOB VRDO	0.980%	2/7/20	2,325	2,325
DeKalb County GA Private Hospital Authority
Revenue (Children's Healthcare of Atlanta Inc.
Project)	5.000%	7/1/31	2,000	2,610

DeKalb County GA Private Hospital Authority
Revenue (Children's Healthcare of Atlanta Inc.
Project)	4.000%	7/1/37	1,000	1,168
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,511
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,607
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,379
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,276
Forsyth County GA GO	5.000%	3/1/20	2,145	2,152
Forsyth County GA School District GO	5.000%	2/1/26	1,250	1,552
Forsyth County GA School District GO	5.000%	2/1/27	1,000	1,274
Forsyth County GA School District GO	5.000%	2/1/28	1,020	1,329
Forsyth County GA School District GO	5.000%	2/1/33	3,335	4,259
Forsyth County GA School District GO	5.000%	2/1/34	2,515	3,206
Forsyth County GA School District GO	5.000%	2/1/35	3,790	4,821
Forsyth County GA School District GO	5.000%	2/1/36	3,250	4,123
Forsyth County GA School District GO	5.000%	2/1/37	2,250	2,847
Forsyth County GA School District Revenue	5.000%	4/1/28	1,750	2,288
Forsyth County GA School District Revenue	5.000%	4/1/30	1,565	2,081
Forsyth County GA School District Revenue	5.000%	4/1/31	1,250	1,653
Fulton County GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/32	1,500	1,949
Fulton County GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/33	2,765	3,576
Fulton County GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/36	1,600	2,044
Fulton County GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/37	1,825	2,319
Fulton County GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/39	1,750	2,207
Fulton County GA Development Authority
Revenue (Georgia Institute of Technology
Project)	5.000%	6/15/32	1,445	1,880
Fulton County GA Development Authority
Revenue (Georgia Institute of Technology
Project)	5.000%	6/15/34	1,160	1,501
Fulton County GA Development Authority
Revenue (Georgia Institute of Technology
Project)	5.000%	6/15/36	1,015	1,306
Fulton County GA Development Authority
Revenue (Georgia Institute of Technology
Project)	5.000%	6/15/38	1,160	1,481
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/20	760	772
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/30	3,010	3,691
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/32	2,640	3,206
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,553
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	4,047

Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	2,500	2,883
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/25	400	474
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/26	600	729
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/27	530	658
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/28	560	692
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/29	500	616
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/30	870	1,067
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/31	900	1,099
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/35	4,700	5,692
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/37	2,820	3,399
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Canterbury
Court Project)	4.000%	4/1/29	4,240	4,535
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Canterbury
Court Project)	5.000%	4/1/37	10,165	11,279
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/25	2,080	2,276
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/26	1,680	1,834
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/31	7,500	8,318
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,064
Georgia GO	5.000%	7/1/20	3,000	3,051
Georgia GO	5.000%	7/1/20	10,000	10,169
Georgia GO	5.000%	11/1/20	9,240	9,523
Georgia GO	5.000%	10/1/21	8,025	8,574
Georgia GO	5.000%	1/1/22	9,415	10,155
Georgia GO	5.000%	2/1/22	13,585	14,702
Georgia GO	5.000%	2/1/22	6,690	7,240
Georgia GO	4.000%	10/1/22	13,270	14,373
Georgia GO	5.000%	12/1/22	9,000	10,045
Georgia GO	5.000%	1/1/23	6,050	6,773
Georgia GO	5.000%	2/1/23	5,025	5,642
Georgia GO	5.000%	2/1/23	18,395	20,655

Georgia GO	5.000%	7/1/23	20,160	22,158
Georgia GO	5.000%	7/1/24	22,865	26,965
Georgia GO	5.000%	7/1/24	29,915	35,280
Georgia GO	5.000%	7/1/24	32,685	38,546
Georgia GO	5.000%	12/1/24	10,100	12,079
Georgia GO	5.000%	2/1/25	3,000	3,488
Georgia GO	5.000%	2/1/25	10,000	12,026
Georgia GO	5.000%	7/1/25	1,615	1,968
Georgia GO	5.000%	7/1/25	20,970	25,556
Georgia GO	5.000%	1/1/26	4,960	6,140
Georgia GO	5.000%	2/1/26	9,660	11,989
Georgia GO	5.000%	7/1/26	1,470	1,845
Georgia GO	5.000%	7/1/26	10,040	12,599
Georgia GO	5.000%	12/1/26	4,655	5,903
Georgia GO	5.000%	2/1/27	10,000	11,584
Georgia GO	5.000%	2/1/27	14,870	18,936
Georgia GO	5.000%	12/1/27	5,175	6,533
Georgia GO	5.000%	7/1/28	34,000	44,755
Georgia GO	5.000%	7/1/29	15,000	19,641
Georgia GO	5.000%	7/1/32	38,000	49,204
Georgia GO	4.000%	7/1/34	25,675	30,408
Georgia GO	3.250%	7/1/37	9,750	10,753
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	12,120	12,982
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	4,465	4,952
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/25	1,300	1,442
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,586
Georgia Road & Tollway Authority Revenue	5.000%	6/1/26	465	578
Georgia Road & Tollway Authority Revenue	5.000%	6/1/27	650	826
Georgia Road & Tollway Authority Revenue	5.000%	6/1/28	700	884
Georgia Road & Tollway Authority Revenue	5.000%	6/1/29	565	713
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/30	4,365	5,055
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/34	11,930	13,718
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/26	500	608
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/30	500	613
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/32	1,000	1,219
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/34	1,250	1,517
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/36	2,300	2,779
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/37	2,100	2,531

Gwinnett County GA School District GO	5.000%	8/1/21	23,000	24,419
Gwinnett County GA School District GO	5.000%	2/1/38	17,000	21,869
Gwinnett County GA School District GO	5.000%	2/1/39	15,000	19,247
Gwinnett County GA Water & Sewerage
Authority Revenue	5.000%	8/1/22	10,010	11,035
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,198
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,458
Jackson County GA School District GO	5.000%	3/1/31	1,390	1,817
Jackson County GA School District GO	5.000%	3/1/32	1,000	1,303
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/25	450	533
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/26	630	766
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/28	835	1,032
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	24,073
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	38,538
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	6,765	7,042
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	10,720	11,545
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/33	5,500	6,875
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/34	2,500	3,116
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/35	1,750	2,347
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/36	1,250	1,686
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/38	2,000	2,715
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	127,400	139,562
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/1/23	200,205	220,406
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/2/24	28,045	31,610
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/26	43,000	49,639
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,810	6,093
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/29	7,745	8,494
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/30	5,225	6,462
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	9,000	11,097
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/33	14,000	16,355

Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/34	16,465	19,098
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/35	17,095	19,784
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	5,110	6,252
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/36	22,080	26,957
Municipal Electric Authority Georgia Revenue	4.000%	1/1/21	8,205	8,416
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,830	2,928
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,615	15,026
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	11,986
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	5,190	6,085
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	6,605	7,927
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,270	1,577
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	39,745	47,707
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	16,330	19,601
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28 (15)	28,000	33,855
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,140	1,441
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	14,000	17,446
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	8,000	9,969
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,025	1,288
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,095	1,259
Municipal Electric Authority Georgia Revenue	5.000%	1/1/31	1,385	1,731
Municipal Electric Authority Georgia Revenue	5.000%	1/1/32	1,450	1,808
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	1,200	1,491
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	2,115	2,416
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34	2,295	2,846
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34	2,000	2,281
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	925	1,144
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	5,650	6,436
Municipal Electric Authority Georgia Revenue	5.000%	1/1/36	1,145	1,413
Municipal Electric Authority Georgia Revenue	5.000%	1/1/37	1,115	1,372
Municipal Electric Authority Georgia Revenue	5.000%	1/1/38	1,150	1,409
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/34	9,000	10,949
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/39	16,230	19,435
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/28	500	622
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/31	1,265	1,565
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/32	600	740
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/33	500	615
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/34	2,050	2,517
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/35	725	888
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/36	2,055	2,511
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/37	2,420	2,949
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/38	2,355	2,859

Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/39	2,055	2,489
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/29	500	621
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/31	890	1,093
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/32	750	917
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/33	750	914
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/35	1,225	1,487
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/36	1,300	1,574
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/37	1,350	1,630
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/38	1,455	1,750
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/39	1,415	1,698
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,700	7,968
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/23	510	586
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	2,510	3,302
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/30	2,070	2,749
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/31	2,085	2,758
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,675	2,207
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/33	1,500	1,968
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/37	7,235	9,382
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/39	11,480	14,795
Rockdale County GA Development Authority
Revenue	4.000%	7/1/35	2,125	2,482
Rockdale County GA Development Authority
Revenue	4.000%	7/1/38	2,395	2,769
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,552
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,533
Valdosta & Lowndes County GA GO Hospital
Authority Revenue	5.000%	10/1/27	750	954
Valdosta & Lowndes County GA GO Hospital
Authority Revenue	5.000%	10/1/28	500	648
Valdosta & Lowndes County GA GO Hospital
Authority Revenue	5.000%	10/1/29	525	692
Valdosta & Lowndes County GA GO Hospital
Authority Revenue	5.000%	10/1/30	500	655
Valdosta & Lowndes County GA GO Hospital
Authority Revenue	5.000%	10/1/31	400	522

Valdosta & Lowndes County GA GO Hospital
Authority Revenue	5.000%	10/1/32	1,000	1,301
Valdosta & Lowndes County GA GO Hospital
Authority Revenue	5.000%	10/1/35	1,000	1,291
Valdosta & Lowndes County GA GO Hospital
Authority Revenue	5.000%	10/1/36	325	418
Valdosta & Lowndes County GA GO Hospital
Authority Revenue	5.000%	10/1/37	575	737
Valdosta & Lowndes County GA GO Hospital
Authority Revenue	4.000%	10/1/38	675	788
				2,208,019
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	1/1/26	1,145	1,219
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	4,655	4,943
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/23	1,175	1,251
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/23	8,070	9,080
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/24	9,240	10,668
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/25	7,210	8,528
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/26	3,000	3,535
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/30	3,100	3,599
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/26	750	902
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/27	600	734
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	2,065	2,500
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/30	1,000	1,204
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/32	2,230	2,665
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/35	1,000	1,188
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/36	300	348
Guam International Airport Authority Revenue	5.000%	10/1/23	2,280	2,439
Guam Power Authority Revenue	5.000%	10/1/26	1,225	1,470
Guam Power Authority Revenue	5.000%	10/1/27	1,230	1,498
Guam Power Authority Revenue	5.000%	10/1/28	1,245	1,414
Guam Power Authority Revenue	5.000%	10/1/28	2,585	3,131
Guam Power Authority Revenue	5.000%	10/1/29	5,425	6,532
Guam Power Authority Revenue	5.000%	10/1/30	5,695	6,821
Guam Power Authority Revenue	5.000%	10/1/32	2,680	3,188
Guam Power Authority Revenue	5.000%	10/1/34	1,825	2,162
Guam Power Authority Revenue	5.000%	10/1/35	2,690	3,179
Guam Power Authority Revenue	5.000%	10/1/36	3,525	4,156
Guam Power Authority Revenue	5.000%	10/1/37	3,000	3,526
				91,880
Hawaii (1.1%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	14,208

Hawaii County HI GO	5.000%	9/1/28	1,000	1,228
Hawaii County HI GO	5.000%	9/1/29	2,065	2,528
Hawaii County HI GO	5.000%	9/1/30	1,000	1,222
Hawaii GO	5.000%	10/1/20	5,520	5,670
Hawaii GO	5.000%	10/1/20	9,910	10,180
Hawaii GO	5.000%	12/1/20	4,480	4,633
Hawaii GO	5.000%	10/1/21	7,715	8,240
Hawaii GO	5.000%	10/1/21	3,250	3,471
Hawaii GO	5.000%	12/1/21 (Prere.)	13,120	14,094
Hawaii GO	5.000%	12/1/21 (Prere.)	2,020	2,170
Hawaii GO	5.000%	12/1/21 (Prere.)	3,770	4,050
Hawaii GO	5.000%	12/1/21 (Prere.)	3,685	3,962
Hawaii GO	5.000%	11/1/22	11,285	12,551
Hawaii GO	5.000%	12/1/22	10,125	10,885
Hawaii GO	5.000%	8/1/24	15,010	17,737
Hawaii GO	5.000%	8/1/24	8,970	10,600
Hawaii GO	5.000%	10/1/24	10,075	11,967
Hawaii GO	5.000%	11/1/24	22,305	24,800
Hawaii GO	5.000%	4/1/25	19,785	23,887
Hawaii GO	5.000%	8/1/25	2,500	2,953
Hawaii GO	5.000%	8/1/25	4,105	4,849
Hawaii GO	5.000%	10/1/25	12,000	14,732
Hawaii GO	5.000%	10/1/25	3,605	4,426
Hawaii GO	4.000%	4/1/26	26,025	30,818
Hawaii GO	5.000%	8/1/26	1,400	1,650
Hawaii GO	5.000%	1/1/27	8,015	10,143
Hawaii GO	5.000%	4/1/27	7,870	9,744
Hawaii GO	4.000%	4/1/28	5,050	5,892
Hawaii GO	5.000%	5/1/28	14,910	18,912
Hawaii GO	5.000%	10/1/28	9,085	11,353
Hawaii GO	5.000%	10/1/28	8,030	10,034
Hawaii GO	4.000%	4/1/29	10,000	11,604
Hawaii GO	5.000%	8/1/29	8,500	9,978
Hawaii GO	5.000%	8/1/29	31,900	36,238
Hawaii GO	5.000%	10/1/29	7,000	8,717
Hawaii GO	5.000%	1/1/30	6,000	7,897
Hawaii GO	4.000%	4/1/30	21,685	24,961
Hawaii GO	4.000%	5/1/30	13,765	16,134
Hawaii GO	4.000%	10/1/30	11,500	13,344
Hawaii GO	5.000%	1/1/31	6,000	7,844
Hawaii GO	4.000%	4/1/31	21,410	24,490
Hawaii GO	4.000%	5/1/31	14,060	16,395
Hawaii GO	4.000%	5/1/32	12,160	14,146
Hawaii GO	4.000%	10/1/32	5,285	6,083
Hawaii GO	5.000%	1/1/33	10,750	13,610
Hawaii GO	5.000%	8/1/33	2,865	3,329
Hawaii GO	4.000%	1/1/34	8,740	10,230
Hawaii GO	5.000%	1/1/34	8,745	11,051
Hawaii GO	4.000%	10/1/34	5,760	6,484
Hawaii GO	5.000%	1/1/36	22,345	28,104
Hawaii GO	5.000%	1/1/36	13,000	16,709
Hawaii GO	5.000%	1/1/38	6,000	7,660
Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,530
Hawaii Pacific Health Revenue	5.625%	7/1/20 (Prere.)	2,345	2,390
Honolulu HI City & County GO	5.000%	10/1/20	3,675	3,775
Honolulu HI City & County GO	5.000%	10/1/20	5,115	5,254
Honolulu HI City & County GO	5.000%	8/1/21 (Prere.)	5,000	5,308

Honolulu HI City & County GO	5.000%	8/1/21 (Prere.)	5,500	5,839
Honolulu HI City & County GO	5.000%	8/1/21 (Prere.)	4,535	4,814
Honolulu HI City & County GO	5.000%	10/1/22	1,130	1,253
Honolulu HI City & County GO	5.000%	10/1/22	4,015	4,451
Honolulu HI City & County GO	5.000%	10/1/22	4,220	4,678
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	3,500	3,893
Honolulu HI City & County GO	5.000%	11/1/22	3,245	3,608
Honolulu HI City & County GO	5.000%	10/1/26	7,500	9,160
Honolulu HI City & County GO	5.000%	10/1/26	5,100	6,229
Honolulu HI City & County GO	5.000%	10/1/27	4,020	4,901
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,860
Honolulu HI City & County GO	5.000%	10/1/28	8,415	10,225
Honolulu HI City & County GO	5.000%	10/1/29	2,270	2,753
Honolulu HI City & County GO	4.000%	10/1/31	6,220	7,198
Honolulu HI City & County GO	5.000%	10/1/31	12,690	15,298
Honolulu HI City & County GO	4.000%	10/1/32	6,705	7,718
Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,792
Honolulu HI City & County GO	5.000%	9/1/34	8,035	10,082
Honolulu HI City & County GO	4.000%	9/1/36	2,910	3,409
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/26	3,000	3,634
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/28	6,175	7,110
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	10,000	11,450
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	8,220	9,877
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/31	18,060	21,695
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/34	4,000	4,776
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/34	6,765	8,086
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/35	2,510	2,989
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/35	7,895	9,401
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/35	6,835	8,156
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/36	3,000	3,753
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/38	7,230	8,331
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/39	6,485	8,299
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/33	8,405	10,973
				861,545
Idaho (0.1%)
5 Idaho Health Facilities Authority Revenue
(Kootenai Health Project)	4.375%	7/1/34	4,425	4,776
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/28	4,060	5,112
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/29	4,810	6,043
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/30	4,525	5,653

Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	6/1/22 (Prere.)	3,250	3,553
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/24	1,520	1,804
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/25	2,750	3,325
Idaho Housing & Finance Association RAN	5.000%	7/15/25	2,070	2,495
Idaho Housing & Finance Association RAN	5.000%	7/15/26	1,010	1,249
Idaho Housing & Finance Association RAN	5.000%	7/15/27	5,655	7,155
				41,165
Illinois (5.7%)
Champaign County IL Community Unit School
District No. 4 GO	5.000%	1/1/31	1,625	1,935
Champaign County IL Community Unit School
District No. 4 GO	5.000%	1/1/33	1,650	2,049
Chicago IL Board of Education GO	5.000%	12/1/21	20,000	21,120
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,363
Chicago IL Board of Education GO	5.000%	12/1/22	2,775	3,009
Chicago IL Board of Education GO	5.000%	12/1/22	12,000	13,012
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,640
Chicago IL Board of Education GO	5.000%	12/1/23	15,000	16,695
Chicago IL Board of Education GO	5.000%	12/1/24	20,000	22,811
Chicago IL Board of Education GO	5.000%	12/1/25	11,000	12,845
Chicago IL Board of Education GO	0.000%	12/1/26 (14)	5,065	4,382
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	3,560	4,300
Chicago IL Board of Education GO	5.000%	12/1/26	10,800	12,849
Chicago IL Board of Education GO	7.000%	12/1/26	19,600	24,815
Chicago IL Board of Education GO	0.000%	12/1/27	1,290	1,068
Chicago IL Board of Education GO	4.000%	12/1/27	5,175	5,846
Chicago IL Board of Education GO	5.000%	12/1/27 (4)	2,750	3,380
Chicago IL Board of Education GO	5.000%	12/1/27	1,625	1,958
Chicago IL Board of Education GO	5.000%	12/1/27	1,000	1,205
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	10,270	8,356
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	4,320	3,515
Chicago IL Board of Education GO	5.000%	12/1/28 (4)	3,000	3,752
Chicago IL Board of Education GO	5.000%	12/1/28	11,100	13,564
Chicago IL Board of Education GO	5.000%	12/1/28	4,000	4,888
Chicago IL Board of Education GO	5.000%	12/1/29 (4)	2,500	3,110
Chicago IL Board of Education GO	5.000%	12/1/29	8,700	10,782
Chicago IL Board of Education GO	5.000%	12/1/29	2,000	2,479
Chicago IL Board of Education GO	0.000%	12/1/30 (14)	1,150	873
Chicago IL Board of Education GO	5.000%	4/1/33	1,200	1,430
Chicago IL Board of Education GO	5.000%	12/1/33	20,500	22,385
Chicago IL Board of Education GO	5.000%	4/1/34	1,535	1,826
Chicago IL Board of Education GO	5.000%	4/1/35	1,615	1,916
Chicago IL Board of Education GO	5.250%	12/1/35	12,095	13,692
Chicago IL Board of Education GO	5.000%	12/1/36	250	294
Chicago IL Board of Education GO	5.000%	4/1/37	1,350	1,593
Chicago IL Board of Education GO	5.000%	4/1/38	1,700	2,000
5 Chicago IL Board of Education GO TOB VRDO	1.210%	2/3/20 LOC	56,000	56,000
Chicago IL GO	0.000%	1/1/24	4,000	3,642
Chicago IL GO	5.000%	1/1/26	1,660	1,910
Chicago IL GO	5.000%	1/1/26	12,335	14,431
Chicago IL GO	5.000%	1/1/26	1,050	1,208
Chicago IL GO	5.000%	1/1/27 (14)	4,400	4,408
Chicago IL GO	5.000%	1/1/27	9,000	10,719
Chicago IL GO	5.000%	1/1/28 (14)	4,400	4,408

Chicago IL GO	5.000%	1/1/28	8,000	9,676
Chicago IL GO	5.000%	1/1/28	6,000	7,257
Chicago IL GO	5.000%	1/1/29	10,000	12,285
Chicago IL GO	5.000%	1/1/29	3,000	3,685
Chicago IL GO	5.000%	1/1/30	8,540	10,623
Chicago IL GO	5.500%	1/1/30	750	875
Chicago IL GO	5.000%	1/1/31	2,000	2,433
Chicago IL GO	5.000%	1/1/32	700	864
Chicago IL GO	5.500%	1/1/35	8,000	10,015
Chicago IL GO	5.000%	1/1/39	17,090	20,301
Chicago IL GO	5.000%	1/1/40	1,335	1,582
Chicago IL Housing Authority Revenue	5.000%	1/1/27	3,765	4,632
Chicago IL Housing Authority Revenue	5.000%	1/1/28	2,000	2,497
Chicago IL Housing Authority Revenue	5.000%	1/1/30	1,250	1,549
Chicago IL Housing Authority Revenue	5.000%	1/1/31	1,250	1,541
Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,885	2,306
Chicago IL Housing Authority Revenue	5.000%	1/1/34	4,205	5,131
Chicago IL Housing Authority Revenue	5.000%	1/1/36	6,140	7,427
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,550	2,837
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,415	3,924
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,140	6,836
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	11,411
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	11,395
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,725	7,655
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,501
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,294
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/24	1,110	1,225
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/27	3,500	3,840
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	3,000	3,281
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	2,000	2,180
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	13,495	14,064
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	10,000	10,422
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	3,000	3,228
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	1,250	1,401
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	5,500	6,532
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	7,410	7,979
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/25	1,500	1,691
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	1,000	1,221
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	1,260	1,539
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	4,025	4,332
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,127
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	32,400	40,437
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	1,185	1,479
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,560	3,829
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/27	2,435	2,739
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	2,010	2,496
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	1,130	1,403
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	10,775	12,751
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	3,000	3,231
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/28	5,000	6,290
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	2,000	2,421
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,825	2,260
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	900	1,114
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,562
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	10,300	12,172
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,000	3,223
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	5,700	6,878

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,500	1,850
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,220	3,457
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,000	3,542
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,000	3,749
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	13,065	15,714
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,030	2,493
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	720	884
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	22,500	26,543
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,900	3,111
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/31	3,595	4,476
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	3,500	4,204
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	4,750	5,705
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	10,000	11,797
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	4,750	5,696
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	10,010	12,235
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	20,040	23,641
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,120
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	18,750	22,461
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	10,010	12,214
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	12,250	14,650
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	11,930	14,268
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	10,500	12,788
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	8,750	10,444
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	3,000	3,790
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	1,040	1,239
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	10,885	12,968
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	5,000	6,063
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	3,000	3,780
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	3,000	3,765
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	11,000	13,769
Chicago IL O'Hare International Airport Revenue
VRDO	0.920%	2/7/20 LOC	46,000	46,000
Chicago IL Park District GO	5.000%	1/1/21	2,000	2,063
Chicago IL Park District GO	5.000%	1/1/25	4,685	4,976
Chicago IL Park District GO	5.000%	1/1/25	625	718
Chicago IL Park District GO	5.000%	1/1/26	515	605
Chicago IL Park District GO	5.000%	1/1/27	1,000	1,171
Chicago IL Park District GO	5.000%	1/1/27	2,085	2,498
Chicago IL Park District GO	5.000%	1/1/28	1,000	1,169
Chicago IL Park District GO	5.000%	1/1/28	1,420	1,729
Chicago IL Park District GO	5.000%	1/1/29	785	915
Chicago IL Park District GO	5.000%	1/1/30 (15)	4,500	5,443
Chicago IL Park District GO	5.000%	1/1/30 (15)	1,000	1,163
Chicago IL Park District GO	5.000%	1/1/31 (15)	1,600	1,918
Chicago IL Park District GO	5.000%	1/1/31 (15)	1,000	1,158
Chicago IL Park District GO	5.000%	1/1/31 (15)	2,000	2,312
Chicago IL Park District GO	5.000%	1/1/31	5,570	6,660
Chicago IL Park District GO	5.000%	1/1/31	3,445	3,823
Chicago IL Park District GO	5.000%	1/1/32	2,625	2,902
Chicago IL Park District GO	5.000%	1/1/32 (15)	5,545	6,600
Chicago IL Park District GO	5.000%	1/1/32 (15)	5,000	5,951
Chicago IL Park District GO	5.000%	1/1/33	1,000	1,104
Chicago IL Park District GO	5.000%	1/1/33	1,095	1,209
Chicago IL Park District GO	5.000%	1/1/33 (15)	2,000	2,301
Chicago IL Park District GO	5.000%	1/1/33 (15)	2,620	3,109
Chicago IL Park District GO	5.000%	1/1/33	1,720	2,035
Chicago IL Park District GO	5.000%	1/1/33	5,140	6,083

Chicago IL Park District GO	5.500%	1/1/33	1,500	1,694
Chicago IL Park District GO	5.000%	1/1/34	1,500	1,651
Chicago IL Park District GO	5.000%	1/1/34 (15)	2,000	2,297
Chicago IL Park District GO	5.000%	1/1/34	1,640	1,934
Chicago IL Park District GO	5.000%	1/1/35	1,075	1,181
Chicago IL Park District GO	5.000%	1/1/35	1,775	2,087
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	4,975
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,315
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,846
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/26	2,075	2,510
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/26	1,035	1,257
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	13,253
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	31,570
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	30,606
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	10,728
5 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	1.060%	2/7/20	5,880	5,880
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,460	2,719
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	3,100	3,705
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/27	2,545	3,086
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,675	1,895
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	3,330	4,015
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	9,030	10,868
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,630
Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30 (14)	17,000	21,471
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,242
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	2,095
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,525	2,817
Chicago IL Water Revenue	5.000%	11/1/23	1,750	1,928
Chicago IL Water Revenue	5.000%	11/1/24	1,585	1,746
Chicago IL Water Revenue	5.000%	11/1/25	2,665	2,935
Chicago IL Water Revenue	5.000%	11/1/26	2,125	2,336
Chicago IL Water Revenue	5.000%	11/1/28	5,550	6,078
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,917
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,270
Chicago IL Water Revenue	5.000%	11/1/32	3,075	3,348
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,450	1,594
Chicago IL Waterworks Revenue	5.000%	11/1/27	10,395	12,878
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,030	1,183
Chicago IL Waterworks Revenue	5.000%	11/1/29	7,050	8,589
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,286
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,040	2,325
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,220
Cook County IL Community College District GO	5.250%	12/1/26	2,065	2,307
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,231
Cook County IL Community College District GO	5.250%	12/1/28	2,020	2,250
Cook County IL Community College District GO	5.250%	12/1/32	7,000	7,743
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,520	1,634
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,073
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,660
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,382

Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,783
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,495
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,390
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,619
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,322
Cook County IL GO	5.250%	11/15/25	4,700	5,010
Cook County IL GO	5.000%	11/15/26 (4)	2,500	3,062
Cook County IL GO	5.250%	11/15/28	35,500	37,757
Cook County IL GO	5.000%	11/15/34	1,180	1,388
Cook County IL GO	5.000%	11/15/35	1,025	1,202
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/24	1,750	1,984
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/25	1,820	2,062
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/26	4,575	5,182
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/27	2,000	2,252
Evanston IL GO	3.500%	12/1/38	2,000	2,128
Evanston IL GO	3.500%	12/1/39 (15)	2,000	2,153
Illinois Development Finance Authority Revenue
(Evanston Northwestern Healthcare Corp.)
VRDO	1.180%	2/3/20	20,925	20,925
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/23	1,000	1,136
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/24	1,210	1,418
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/28	3,885	4,499
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/29	5,010	5,791
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	11/1/30	7,000	8,496
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	6,595	6,601
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	1.050%	2/7/20	7,500	7,500
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/30	3,020	3,252
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	10,622
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/27	15,000	16,497
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/28	1,290	1,506
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/32	7,575	8,263
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/34	5,000	5,757
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/26	1,000	1,115
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/31	2,560	2,806
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/31	6,000	7,417
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/34	6,000	7,363

Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/35	5,000	6,123
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/34	1,320	1,566
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/28	2,085	2,551
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/29	2,030	2,474
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/30	1,010	1,226
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/35	5,000	5,924
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/36	6,430	7,593
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/37	6,500	7,650
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/23 (ETM)	90	99
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/23	645	683
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.750%	5/15/23 (Prere.)	1,105	1,238
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/27	3,070	3,264
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.750%	5/15/33	7,660	8,115
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/37	2,000	2,232
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	5.000%	9/1/28	500	613
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	5.000%	9/1/29	600	745
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	5.000%	9/1/30	700	861
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	5.000%	9/1/31	500	612
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	5.000%	9/1/32	500	610
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	5.000%	9/1/34	1,100	1,334
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	4.000%	9/1/35	1,000	1,098
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/36	1,000	1,172
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/25	8,750	9,512
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/26	3,670	3,981
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/27	1,495	1,618
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/28	1,570	1,696
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/29	1,650	1,781
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/30	1,730	1,866

Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/31	1,815	1,957
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/32	1,905	2,053
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/33	2,300	2,897
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/36	7,605	9,508
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/37	6,865	8,557
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/23	1,245	1,415
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	7,900	8,819
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/31	6,540	7,177
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/32	10,000	10,930
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/33	3,955	4,655
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/34	3,500	4,112
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/33	5,100	6,021
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/35	5,500	6,463
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/36	2,500	2,927
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/27	3,170	4,013
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/28	3,225	4,118
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/29	2,250	2,856
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	4.000%	7/15/36	2,300	2,622
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	4.000%	7/15/37	2,500	2,838
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	1.180%	2/3/20	20,400	20,400
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,040	2,213
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	3,750	4,070
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/23	1,050	1,196
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.500%	5/15/24	5,070	5,401
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/24	1,850	2,170
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/25	2,025	2,440
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/26	1,020	1,242
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/28	1,250	1,491

Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/29	2,000	2,375
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/30	2,300	2,736
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/31	2,190	2,452
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	24,070	24,336
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/24	5,065	5,866
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/25	8,000	9,563
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/26	8,000	9,844
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/27	10,000	12,591
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	13,750	17,181
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/32	10,000	12,265
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	4.000%	2/15/33	1,800	2,038
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/30	2,555	2,836
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/31	2,065	2,281
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/32	2,000	2,201
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/25	2,870	3,436
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/26	4,000	4,773
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/27	4,030	4,789
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/28	4,000	4,740
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/30	4,000	4,708
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/25	1,015	1,197
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	2,700	3,099
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/20 (Prere.)	7,000	7,023
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/29	1,920	2,330
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/30	1,550	1,872
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	4.000%	3/1/35	600	660
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	5.250%	2/15/37	1,180	1,289
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,253
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20 (Prere.)	3,355	3,427

Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	6,645	6,787
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/24	1,145	1,339
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/26	1,700	2,093
Illinois Finance Authority Revenue (University of
Chicago Medical Center) VRDO	1.180%	2/3/20 LOC	37,550	37,550
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,010	2,222
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,134
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	5,265	6,025
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,267
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	5,541
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,189
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	3,730
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	15,000	17,562
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	4,400	4,681
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	12,250	14,376
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	4,250	4,516
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	5,250	5,571
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	15,000	17,516
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	5,300	5,622
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	15,000	17,486
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	1,050	1,113
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	28,975	33,637
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.910%	2/7/20	13,205	13,205
Illinois GO	5.000%	8/1/20	2,000	2,036
Illinois GO	5.000%	11/1/20	115,875	119,019
Illinois GO	5.000%	1/1/21 (4)	21,470	21,534
Illinois GO	5.250%	1/1/21	7,525	7,787
Illinois GO	5.000%	5/1/21	4,785	4,991
Illinois GO	5.000%	8/1/21	25,000	26,275
Illinois GO	5.000%	11/1/21	79,080	83,735
Illinois GO	5.000%	1/1/22	3,180	3,188
Illinois GO	5.000%	2/1/22	7,740	8,242
Illinois GO	5.000%	2/1/22	5,230	5,569
Illinois GO	5.000%	7/1/22	7,050	7,600
Illinois GO	5.000%	8/1/22 (4)	11,720	12,783
Illinois GO	5.000%	8/1/22	10,000	10,807

Illinois GO	5.000%	10/1/22	13,500	14,660
Illinois GO	5.000%	10/1/22	17,880	19,416
Illinois GO	5.000%	11/1/22	10,000	10,885
Illinois GO	5.000%	11/1/22	65,730	71,529
Illinois GO	5.000%	2/1/23	7,000	7,647
Illinois GO	5.000%	2/1/23	8,500	9,285
Illinois GO	5.000%	7/1/23	6,120	6,761
Illinois GO	5.000%	8/1/23	17,050	18,879
Illinois GO	5.000%	10/1/23	5,000	5,561
Illinois GO	5.000%	10/1/23	4,500	5,005
Illinois GO	5.000%	11/1/23	42,780	47,586
Illinois GO	4.000%	1/1/24	4,860	5,041
Illinois GO	5.000%	1/1/24	14,060	15,713
Illinois GO	5.000%	2/1/24	6,270	7,022
Illinois GO	4.000%	5/1/24	10,210	11,094
Illinois GO	5.500%	7/1/24	19,000	21,282
Illinois GO	5.000%	8/1/24	25,335	27,304
Illinois GO	5.000%	10/1/24	3,000	3,417
Illinois GO	5.000%	10/1/24	3,000	3,417
Illinois GO	5.000%	11/1/24	38,000	43,229
Illinois GO	5.000%	2/1/25	3,250	3,731
Illinois GO	5.000%	2/1/25	3,775	4,223
Illinois GO	5.000%	11/1/25	18,275	21,236
Illinois GO	5.000%	1/1/26	2,115	2,481
Illinois GO	5.000%	2/1/26	11,175	12,495
Illinois GO	5.000%	4/1/26 (4)	16,175	17,927
Illinois GO	5.500%	7/1/26	7,000	7,828
Illinois GO	5.000%	10/1/26	4,800	5,710
Illinois GO	5.000%	11/1/26	51,315	60,738
Illinois GO	5.000%	12/1/26	8,390	10,009
Illinois GO	5.000%	4/1/27	3,840	4,300
Illinois GO	5.500%	7/1/27	8,000	8,922
Illinois GO	5.000%	9/1/27	10,000	12,076
Illinois GO	5.000%	11/1/27	1,000	1,185
Illinois GO	5.000%	12/1/27	10,560	12,800
Illinois GO	5.000%	2/1/28	10,305	12,264
Illinois GO	5.000%	4/1/28 (4)	4,515	4,979
Illinois GO	5.250%	7/1/28	2,710	2,993
Illinois GO	5.000%	10/1/28	4,000	4,906
Illinois GO	5.000%	11/1/28	22,000	26,334
Illinois GO	5.250%	2/1/29	8,750	9,797
Illinois GO	5.000%	3/1/29	23,000	24,397
Illinois GO	5.000%	10/1/29	4,000	4,864
Illinois GO	5.000%	11/1/29	15,000	17,848
Illinois GO	5.250%	2/1/30	13,000	14,514
Illinois GO	5.000%	10/1/30	3,000	3,629
Illinois GO	5.000%	3/1/31	7,985	8,446
Illinois GO	5.250%	7/1/31	6,000	6,587
Illinois GO	5.000%	11/1/32	9,200	10,722
Illinois GO	4.000%	6/1/33	5,880	6,378
Illinois GO	5.500%	7/1/33 (4)	3,300	3,687
Illinois GO	5.000%	10/1/33	3,000	3,598
Illinois GO	4.000%	11/1/33	12,000	13,455
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/29	1,155	1,370
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	5,609

Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,025	5,844
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	13,440
Illinois Sales Tax Revenue	5.000%	6/15/20	3,910	3,920
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	9,768
Illinois Sales Tax Revenue	5.000%	6/15/21	15,115	15,765
Illinois Sales Tax Revenue	5.000%	6/15/27 (15)	10,245	12,160
Illinois Sales Tax Revenue	5.000%	6/15/28 (15)	13,485	15,944
Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,692
Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,677
Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,827
Illinois Sports Facility Authority Revenue	0.000%	6/15/25 (2)	10,105	9,129
Illinois Sports Facility Authority Revenue	5.000%	6/15/28	2,120	2,592
Illinois Sports Facility Authority Revenue	5.000%	6/15/29	2,110	2,618
Illinois Sports Facility Authority Revenue	5.000%	6/15/30	1,300	1,604
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,416
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,800	14,248
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	6,000	7,493
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,391
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	10,000	12,748
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,388
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	13,500	17,209
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	10,400	13,540
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,884
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	23,100	29,907
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	5,245	5,810
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	30,000	39,763
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	21,750	27,949
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	8,847
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,606
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	7,144
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	30,765	40,378
Illinois Toll Highway Authority Revenue	5.000%	12/1/31	12,055	14,458
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	9,945
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	7,055	8,448
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	9,936
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,842
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	12,966
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,860	4,385
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	13,656
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	2,000	2,393
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,500	3,106
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,060	2,462
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	2,500	3,098
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,000	2,472
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	4,500	5,543
Kane McHenry Cook & DeKalb County IL Unit
School District GO	5.000%	1/1/21	1,775	1,840
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20 (14)	5,000	5,000
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22 (14)	5,690	5,539
Lake County IL Township High School District
No. 113 GO (Highland Park)	5.000%	1/1/36	5,000	5,534
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	3,777

McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,320
McHenry County IL Conservation District GO	5.000%	2/1/22	3,100	3,339
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,835
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,155	19,818
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	21,812
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,895	26,740
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,735	9,521
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	9,420	8,117
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.500%	6/15/29 (14)	25,000	30,759
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	40,000	31,499
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	115	90
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	9,000	5,233
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/23 (ETM)	755	721
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/23 (14)	32,240	30,203
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	4,250	5,121
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	2,270	2,766
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	29,840	31,980
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	44,255	32,963
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/31 (14)	72,685	53,271
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/31	675	816
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	25,135	18,159
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/32	600	723
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/33 (14)	41,400	28,879

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/33 (14)	7,500	5,152
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/33	450	541
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/34	520	624
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	11,990	7,226
4 Metropolitan Pier & Exposition Authority Illinois,
4.700% coupon rate effective 6/15/2031	0.000%	12/15/37	1,800	1,455
Mundelein IL GO	4.000%	12/15/27 (4)	500	589
Mundelein IL GO	4.000%	12/15/28 (4)	500	594
Mundelein IL GO	4.000%	12/15/29 (4)	500	587
Mundelein IL GO	4.000%	12/15/32 (4)	1,000	1,158
Mundelein IL GO	4.000%	12/15/39 (4)	2,000	2,265
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/24	1,300	1,532
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/25	3,030	3,668
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/26	4,115	5,090
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/27	5,090	6,237
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/28	6,180	7,546
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/30	3,500	4,238
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/31	2,325	2,631
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/32	2,215	2,497
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/21 (Prere.)	38,000	40,307
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	10,000	10,672
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/26	23,165	28,445
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/27	10,780	13,166
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/28	3,725	4,531
Romeoville IL GO	5.000%	12/30/26	3,480	4,330
Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/28	12,500	15,639
Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/29	13,500	17,209
Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/30	6,000	7,771
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/25	3,850	4,592
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/26	3,500	4,293

Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/27	3,615	4,532
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	8,750	11,182
2 Southwestern Illinois Development Authority
Revenue	5.000%	4/15/28	765	970
2 Southwestern Illinois Development Authority
Revenue	5.000%	4/15/29	875	1,128
2 Southwestern Illinois Development Authority
Revenue	4.000%	4/15/34	925	1,088
2 Southwestern Illinois Development Authority
Revenue	4.000%	10/15/35	1,225	1,434
Southwestern Illinois Development Authority
Revenue (Local Government Program)	0.000%	2/1/26 (12)	2,525	2,251
Southwestern Illinois Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,081
Springfield IL Electric Revenue	5.000%	3/1/26	3,430	4,072
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,716
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,151
Springfield IL Water Revenue	5.000%	3/1/31	2,785	2,995
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,265
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	3,451
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	6,051
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/29	2,075	2,374
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/30	2,000	2,281
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,029
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/31	2,420	2,754
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/33	2,000	2,269
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/34	2,000	2,267
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/26 (4)	1,070	1,234
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/28 (4)	1,075	1,241
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/29 (4)	2,744	3,144
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/23	1,715	1,845
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/24	7,950	8,556
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/25	3,405	3,665
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/28	9,900	10,654
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/29	5,920	4,713
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/30	5,680	4,363

Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	5,500	5,898
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	9,793
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/24	7,980	7,480
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/25	4,065	3,740
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/26	3,645	3,285
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/27	2,000	1,755
				4,321,902
Indiana (1.1%)
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/31	2,015	2,465
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/32	8,155	9,953
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/33	9,110	11,090
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/34	9,640	11,729
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/36	13,470	16,293
Carmel IN Redevelopment Authority Lease
Rental Revenue	4.000%	8/1/30	1,000	1,062
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,781
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/26	1,000	1,213
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/27	750	918
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/27	1,320	1,633
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/28	750	940
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/30	1,250	1,552
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/30	1,120	1,387
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/31	1,000	1,235
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/31	1,000	1,233
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/32	1,250	1,537
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/33	1,000	1,226
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/35	1,250	1,515
Indiana Bond Bank Revenue	4.000%	7/15/35	4,245	4,911
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/21	245	261
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,401

Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	1,295	1,405
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/24	2,500	2,803
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/25	2,500	2,799
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/26	2,500	2,794
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/27	2,500	2,789
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/24	1,420	1,691
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,221
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,181
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	3,060
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,174
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,551
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	21,895
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	22,689
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	2.250%	7/1/25	6,250	6,594
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/26	1,495	1,873
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/29	1,395	1,853
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/22 (Prere.)	95	103
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/29	2,915	3,148
Indiana Finance Authority Revenue	5.000%	2/1/21	3,430	3,571
Indiana Finance Authority Revenue	5.000%	2/1/23	11,135	12,496
Indiana Finance Authority Revenue	5.000%	2/1/26	5,665	6,817
Indiana Finance Authority Revenue	5.000%	2/1/27	4,160	5,207
Indiana Finance Authority Revenue (BHI Senior
Living)	5.000%	11/15/25	1,860	2,158
Indiana Finance Authority Revenue (BHI Senior
Living)	5.000%	11/15/26	1,000	1,189
Indiana Finance Authority Revenue (BHI Senior
Living)	5.000%	11/15/38	2,000	2,308
Indiana Finance Authority Revenue (Butler
University Project)	5.000%	2/1/27	350	435
Indiana Finance Authority Revenue (Butler
University Project)	5.000%	2/1/28	385	487
Indiana Finance Authority Revenue (Butler
University Project)	5.000%	2/1/32	1,000	1,283
Indiana Finance Authority Revenue (Butler
University Project)	5.000%	2/1/34	1,100	1,398
Indiana Finance Authority Revenue (Butler
University Project)	4.000%	2/1/36	1,115	1,286

Indiana Finance Authority Revenue (Butler
University Project)	4.000%	2/1/37	1,320	1,518
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/21 (ETM)	1,225	1,278
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22 (ETM)	1,000	1,083
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22 (Prere.)	2,000	2,166
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22 (Prere.)	1,000	1,083
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22 (Prere.)	3,250	3,521
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/29	1,915	2,322
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/30	1,260	1,521
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/31	1,665	2,005
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/36	2,000	2,384
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/26	5,850	7,287
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/26	6,475	8,065
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/27	6,395	8,125
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/27	6,785	8,620
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/28	6,720	8,463
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/28	6,970	8,778
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/29	7,400	9,263
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/29	4,010	5,020
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/30	19,250	23,968
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/31	22,000	27,223
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/32	19,725	24,327
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	4.000%	11/1/35	16,850	19,306
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	4.000%	11/1/36	11,140	12,732
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	4.000%	11/1/37	6,220	7,085

Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/27	3,040	3,711
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/29	5,015	6,109
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	6,000	7,282
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/31	10,130	12,252
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/23 (Prere.)	9,150	10,255
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/20 (Prere.)	6,295	6,502
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	2,850	3,039
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,181
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/25	1,045	1,118
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,182
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,574
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,704
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,512
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,049
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,664
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,020	10,714
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group) VRDO	0.940%	2/7/20	17,500	17,500
Indiana Municipal Power Agency Revenue	5.000%	1/1/30	3,985	5,062
Indiana Municipal Power Agency Revenue	5.000%	1/1/31	5,325	6,751
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	7,280	8,851
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	6,330	7,923
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	19,000	23,064
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	4,085	5,110
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	20,110	24,368
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	1,315	1,637
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	12,500	15,106
Indiana Municipal Power Agency Revenue	5.000%	1/1/37	2,410	2,955
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,062
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,062
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,560	1,656
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	4,776
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,024
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	3,870
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,398
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,248
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/26	2,635	3,316
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/27	2,230	2,870

Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/28	1,855	2,440
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/35	7,000	8,964
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/36	10,000	12,762
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/37	4,500	5,718
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,608
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	15,991
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,050	5,050
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	8,617
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	7,022
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/30	1,160	1,496
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/32	1,610	2,059
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/33	1,540	1,960
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	2,035
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,744
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,000	1,295
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,500	1,935
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	3,152
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,910	2,450
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,500	4,473
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	4,715
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,743
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,243
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	4,562
IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/27	7,355	8,726
IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/27	7,200	8,610
IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/28	7,645	9,210
IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/28	7,795	9,446
IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	8,000	9,460
Ivy IN Tech Community College Revenue	5.000%	7/1/34	1,600	2,022
Ivy IN Tech Community College Revenue	5.000%	7/1/35	1,055	1,330
Ivy IN Tech Community College Revenue	5.000%	7/1/36	1,625	2,041
Ivy IN Tech Community College Revenue	5.000%	7/1/37	2,175	2,720
Ivy IN Tech Community College Revenue	5.000%	7/1/38	2,365	2,948

Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/25	4,330	4,821
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/26	4,855	5,399
Purdue University Indiana University Student
Facilities System Revenue	4.000%	7/1/20	170	172
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/32	1,850	2,267
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/33	2,505	3,064
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/34	1,590	1,941
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/36	1,255	1,526
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project)	2.750%	6/1/25	13,000	13,958
Tippecanoe County IN School Building Corp.
Revenue	4.000%	7/15/31	1,720	2,082
Vigo County IN Building Corp. Lease Rental
Revenue	5.000%	7/15/28	1,395	1,767
Vigo County IN Building Corp. Lease Rental
Revenue	5.000%	7/15/29	1,465	1,885
Vigo County IN Building Corp. Lease Rental
Revenue	4.000%	7/15/30	3,030	3,613
Vigo County IN Building Corp. Lease Rental
Revenue	4.000%	7/15/31	3,155	3,740
Vigo County IN Building Corp. Lease Rental
Revenue	4.000%	7/15/32	3,285	3,876
Wayne Township School Building Corp. Marion
County Indiana Revenue	5.000%	7/15/25	4,460	5,220
				852,071
Iowa (0.2%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/20 (Prere.)	2,000	2,032
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/20 (Prere.)	2,000	2,033
Des Moines IA GO	5.000%	6/1/26	5,870	7,301
2 Iowa City IA Community School District GO	3.000%	6/1/31	3,840	4,229
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	6,250	6,354
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	500	556
5 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	2,955	3,078
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	59,200	65,311
Iowa Finance Authority Revenue	5.000%	8/1/20	3,000	3,061
Iowa Special Obligation Revenue	5.000%	6/1/24	4,090	4,798
Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	6,954
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	6,064
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	4,000	4,060
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	1,150	1,167

Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	2,100	2,131
Polk County IA GO	4.000%	6/1/22	12,620	13,524
Polk County IA GO	4.000%	6/1/23	13,050	13,993
Polk County IA GO	5.000%	6/1/23	2,125	2,413
Polk County IA GO	5.000%	6/1/24	2,425	2,851
Waukee IA Community School District GO	3.000%	6/1/31	4,700	5,073
Waukee IA Community School District GO	3.000%	6/1/32	4,840	5,194
				162,177
Kansas (0.5%)
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/27	2,500	2,982
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/28	4,010	4,755
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/29	3,000	3,536
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/30	3,025	3,544
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/31	5,750	6,706
Butler County KS Unified School District No. 385
Andover GO	5.000%	9/1/32	2,000	2,512
Butler County KS Unified School District No. 385
Andover GO	5.000%	9/1/33	2,465	3,081
Butler County KS Unified School District No. 385
Andover GO	5.000%	9/1/34	2,680	3,341
Geary County KS Unified School District No.
475 GO	5.000%	9/1/25	355	433
Geary County KS Unified School District No.
475 GO	5.000%	9/1/26	350	427
Geary County KS Unified School District No.
475 GO	5.000%	9/1/27	425	517
Geary County KS Unified School District No.
475 GO	5.000%	9/1/28	635	771
Geary County KS Unified School District No.
475 GO	5.000%	9/1/29	600	727
Geary County KS Unified School District No.
475 GO	5.000%	9/1/30	775	937
Geary County KS Unified School District No.
475 GO	5.000%	9/1/31	650	783
Geary County KS Unified School District No.
475 GO	4.000%	9/1/33	750	841
Geary County KS Unified School District No.
475 GO	4.000%	9/1/34	700	783
Geary County KS Unified School District No.
475 GO	4.000%	9/1/35	2,000	2,233
Geary County KS Unified School District No.
475 GO	4.000%	9/1/36	2,155	2,402
Geary County KS Unified School District No.
475 GO	4.000%	9/1/37	1,835	2,040
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/26	600	711
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/27	500	590
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/28	500	588

Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/29	500	585
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/30	500	583
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/31	650	756
Johnson County KS Public Building Commission
(Courthouse & Medical Examiners Facilities)
Revenue	4.000%	9/1/27	20,000	23,545
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/24	1,545	1,829
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/24	1,070	1,267
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/29	1,000	1,123
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/31	1,000	1,129
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/32	650	731
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/33	500	560
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/21	10,075	10,724
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	7,485	8,272
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	10,000	11,840
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	13,300	15,724
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	2,310	2,819
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	14,000	16,512
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/28	11,400	13,430
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/29	15,525	18,269
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/37	9,875	12,238
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,003
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,003
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,015	2,021
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	11,400	11,511
Kansas Development Finance Authority
Revenue	5.000%	5/1/23	10,250	11,570
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	10,000	11,234
Kansas Development Finance Authority
Revenue	5.000%	5/1/26	13,515	15,173

Kansas Development Finance Authority
Revenue	5.000%	5/1/27	23,500	26,386
Kansas Development Finance Authority
Revenue	5.000%	11/1/27	7,085	9,073
Kansas Development Finance Authority
Revenue	5.000%	5/1/28	7,000	7,848
Kansas Development Finance Authority
Revenue	5.000%	11/1/28	6,515	8,314
Kansas Development Finance Authority
Revenue	5.000%	4/1/29	7,055	7,883
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	13,000	14,514
Kansas Development Finance Authority
Revenue	5.000%	4/1/33	15,045	16,778
Kansas Development Finance Authority
Revenue	5.000%	4/1/34	5,795	6,453
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	7,162
Lawrence KS Water & Sewage System
Revenue	5.000%	11/1/28	3,575	4,363
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,118
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/28	460	542
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/29	450	528
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/30	325	379
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/31	350	406
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/34	1,170	1,346
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/24	3,050	3,608
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/25	1,250	1,478
Sedgwick County KS Unified School District No.
266 (Maize) GO	4.000%	9/1/27	2,045	2,458
Sedgwick County KS Unified School District No.
266 (Maize) GO	4.000%	9/1/28	3,000	3,590
Sedgwick County KS Unified School District No.
266 (Maize) GO	4.000%	9/1/29	1,500	1,787
Sedgwick County KS Unified School District No.
266 (Maize) GO	4.000%	9/1/30	1,325	1,571
Sedgwick County KS Unified School District No.
266 (Maize) GO	4.000%	9/1/31	1,500	1,773
Sedgwick County KS Unified School District No.
266 (Maize) GO	4.000%	9/1/32	1,265	1,491
Sedgwick County KS Unified School District No.
266 (Maize) GO	3.000%	9/1/33	6,800	7,232
Sedgwick County KS Unified School District No.
266 (Maize) GO	3.000%	9/1/34	6,125	6,488
Seward County KS Unified School District No.
480 GO	4.000%	9/1/30	5,430	6,071
Seward County KS Unified School District No.
480 GO	4.000%	9/1/31	3,000	3,346

Seward County KS Unified School District No.
480 GO	4.000%	9/1/32	2,000	2,226
Seward County KS Unified School District No.
480 GO	4.000%	9/1/33	2,000	2,222
5 University of Kansas Hospital Authority Health
Facilities Revenue TOB VRDO	0.960%	2/7/20	11,445	11,445
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	825	908
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,675	1,906
				413,384
Kentucky (1.1%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/25	720	836
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/26	2,270	2,696
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/27	2,460	2,915
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/28	600	737
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/28	1,130	1,330
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/29	265	329
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/30	375	470
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/31	475	590
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/32	450	555
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/33	585	652
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/34	500	556
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/35	470	520
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/36	380	419
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	11,385
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,160	14,485
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,010	7,169
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/27	1,835	2,304
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/31	2,240	2,836
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/32	1,360	1,717
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/33	1,380	1,742

Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/34	1,405	1,772
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/35	1,490	1,871
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/36	1,880	2,349
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/37	1,750	2,156
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/38	1,750	2,148
Kentucky Economic Development Finance
Authority Health System Revenue (Baptist
Healthcare System)	5.000%	8/15/27	4,000	4,877
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	10,736
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/29	2,045	2,478
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/30	2,055	2,475
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/31	1,000	1,199
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/32	1,500	1,794
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/34	2,720	3,240
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/35	1,600	1,902
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/36	2,515	2,982
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/37	4,775	5,645
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	2,985	2,985
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,000
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/30	7,000	7,000
Kentucky Economic Development Finance
Authority Revenue (CommonSpirit Health)	5.000%	8/1/27	1,415	1,751

Kentucky Economic Development Finance
Authority Revenue (CommonSpirit Health)	5.000%	8/1/28	2,465	3,103
Kentucky Economic Development Finance
Authority Revenue (CommonSpirit Health)	5.000%	8/1/29	2,670	3,410
Kentucky Economic Development Finance
Authority Revenue (CommonSpirit Health)	5.000%	8/1/30	2,810	3,574
Kentucky Economic Development Finance
Authority Revenue (CommonSpirit Health)	5.000%	8/1/31	1,700	2,150
Kentucky Economic Development Finance
Authority Revenue (CommonSpirit Health)	5.000%	8/1/33	1,260	1,582
Kentucky Economic Development Finance
Authority Revenue (CommonSpirit Health)	5.000%	8/1/34	1,000	1,253
Kentucky Economic Development Finance
Authority Revenue (CommonSpirit Health)	4.000%	8/1/37	2,250	2,565
Kentucky Economic Development Finance
Authority Revenue (CommonSpirit Health)	4.000%	8/1/38	2,000	2,274
Kentucky Economic Development Finance
Authority Revenue (CommonSpirit Health)	4.000%	8/1/39	2,500	2,832
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/25 (14)	4,500	5,364
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/27 (14)	4,425	5,263
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/27	2,655	3,288
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/28 (14)	4,865	5,762
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/28	3,135	3,938
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	4,000	4,731
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29	3,015	3,755
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/30 (14)	2,370	2,798
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/30	3,860	4,773
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/36	5,855	7,088
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/37	2,400	2,896
Kentucky Municipal Power Agency Power
System Revenue PUT	3.450%	3/1/26	16,500	17,216
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	4,414
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	35,100	35,799
Kentucky Property & Building Commission
Revenue	5.000%	5/1/31 (15)	2,750	3,458
Kentucky Property & Building Commission
Revenue	5.000%	5/1/32 (15)	2,000	2,509
Kentucky Property & Building Commission
Revenue	5.000%	5/1/33 (15)	2,000	2,502
Kentucky Property & Building Commission
Revenue	5.000%	5/1/34 (15)	1,000	1,248
Kentucky Property & Building Commission
Revenue	4.000%	11/1/34	1,355	1,541

Kentucky Property & Building Commission
Revenue	4.000%	11/1/36	1,130	1,274
Kentucky Property & Building Commission
Revenue	4.000%	11/1/37	1,250	1,404
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24	220,790	242,719
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	1/1/25	145,700	162,671
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	38,800	43,565
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	23,000	25,846
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/20	1,700	1,688
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/23	1,720	1,600
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/22	1,110	1,213
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	1,725	2,009
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/29	3,905	4,389
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/31	5,210	5,850
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/25	1,805	2,183
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/26	5,885	7,286
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/27	2,405	2,956
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	6/1/22 (Prere.)	8,900	9,697
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	6/1/22 (Prere.)	14,775	16,097
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	6/1/22 (Prere.)	9,000	9,806
Owen County KY Revenue (American Water
Capital Corp.) PUT	2.450%	10/1/29	15,245	15,916
Owen County KY Revenue (American Water
Capital Corp.) PUT	2.450%	10/1/29	14,000	14,606
Paducah KY Electric Plant Board Revenue	5.000%	10/1/25 (4)	1,665	2,002
Paducah KY Electric Plant Board Revenue	5.000%	10/1/26 (4)	1,150	1,416
University of Kentucky Revenue	4.000%	10/1/29	3,010	3,466
University of Kentucky Revenue	4.000%	10/1/31	15,070	17,222

Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/20	1,180	1,187
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	4,000	4,441
				859,198
Louisiana (0.8%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,169
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,165
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,164
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,484
East Baton Rouge Parish LA Pollution Control
Revenue (Exxon Project) VRDO	1.190%	2/3/20	16,300	16,300
East Baton Rouge Parish LA Sales Tax
Revenue VRDO	0.910%	2/7/20 LOC	47,800	47,800
Ernest N. Morial New Orleans LA Exhibition Hall
Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,060
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/34 (4)	1,500	1,878
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/36 (4)	2,000	2,481
Lafayette LA Communications System Revenue	5.000%	11/1/23 (4)	2,045	2,341
Lafayette LA Communications System Revenue	5.000%	11/1/24 (4)	5,310	6,276
Lafayette LA Communications System Revenue	5.000%	11/1/25 (4)	1,500	1,821
Lafayette LA Utilities Revenue	5.000%	11/1/26 (4)	950	1,188
Lafayette LA Utilities Revenue	5.000%	11/1/28 (4)	1,010	1,289
Lafayette LA Utilities Revenue	5.000%	11/1/29 (4)	800	1,017
Lafayette LA Utilities Revenue	5.000%	11/1/30 (4)	1,500	1,904
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28	5,140	6,585
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28	4,525	5,797
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/29	2,530	3,228
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31	23,000	24,370
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	23,843
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	6,150	7,782
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	11,530
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	4,000	5,042
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	6,798
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	4,365	5,478
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,602
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,350	5,445
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	8,155
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	3,500	4,368
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	5,000	6,221
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/37	5,000	6,200
Louisiana GO	5.000%	4/1/24	5,000	5,822
Louisiana GO	5.000%	8/1/25	2,375	2,794
Louisiana GO	5.000%	12/1/26	7,870	9,331
Louisiana GO	5.000%	5/1/29	14,815	17,684
Louisiana GO	4.000%	5/15/29	16,800	18,324
Louisiana GO	5.000%	5/1/30	2,950	3,512
Louisiana GO	5.000%	10/1/30	2,000	2,532
Louisiana GO	4.000%	10/1/34	10,710	12,379
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/29 (15)	5,900	7,510

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/31 (15)	11,040	13,861
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/32 (15)	1,575	1,972
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/33 (15)	1,520	1,898
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/34 (15)	2,260	2,817
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/35 (15)	2,505	3,109
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/36 (15)	2,635	3,259
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/37 (15)	2,775	3,421
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/38 (15)	2,915	3,582
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/29	1,525	1,746
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/31	3,140	3,586
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/33	3,500	3,986
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/34	2,550	2,899
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	2,790	2,865
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	11,000	11,297
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	2,000	2,054
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/33	6,500	7,500
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,865

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,058
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,558
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/20 (Prere.)	15,905	16,399
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/26	1,300	1,610
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/27	1,250	1,578
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/28	2,135	2,680
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23	2,000	2,026
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23	1,750	1,772
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23	1,250	1,266
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/25 (Prere.)	50	61
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/25 (Prere.)	45	55
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/31	7,020	8,196
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/32	8,390	9,768
Louisiana Public Facilities Authority Hospital
Revenue (Louisiana Children's Medical
Center)	5.000%	6/1/36	5,000	6,131
Louisiana Public Facilities Authority Hospital
Revenue (Louisiana Children's Medical
Center)	5.000%	6/1/37	6,700	8,180
Louisiana Public Facilities Authority Hospital
Revenue (Louisiana Children's Medical
Center)	5.000%	6/1/38	4,040	4,919
Louisiana Public Facilities Authority Hospital
Revenue (Louisiana Children's Medical
Center) PUT	5.000%	6/1/25	15,000	17,819
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/27	2,785	3,467
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/28	1,470	1,863

Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/21 (Prere.)	4,000	4,291
Louisiana Public Facilities Authority Revenue
(Nineteenth Judicial District Court Building
Project)	5.000%	6/1/36 (4)	2,300	2,683
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	450
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	609
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/25	880	1,051
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,045	1,244
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	3,625	4,096
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/25	5,520	6,233
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/26	5,010	5,650
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/27	3,770	4,246
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	3,850	4,333
Louisiana State University Revenue	5.000%	7/1/23 (Prere.)	3,180	3,617
Louisiana State University Revenue	5.000%	7/1/23 (Prere.)	1,000	1,137
Louisiana State University Revenue	5.000%	7/1/23 (Prere.)	2,765	3,145
New Orleans LA Aviation Board Revenue	5.000%	10/1/28 (4)	1,825	2,318
New Orleans LA Aviation Board Revenue	5.000%	10/1/33 (4)	1,000	1,251
New Orleans LA Aviation Board Revenue	5.000%	10/1/34 (4)	1,280	1,596
New Orleans LA Aviation Board Revenue	5.000%	10/1/35 (4)	1,480	1,840
New Orleans LA Aviation Board Revenue	5.000%	10/1/37 (4)	1,600	1,961
New Orleans LA GO	5.000%	12/1/23	2,250	2,497
New Orleans LA GO	5.000%	12/1/24	2,500	2,770
New Orleans LA GO	5.000%	12/1/25	2,500	2,767
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,177
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,501
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,557
Saint John the Baptist Parish LA Revenue
(Marathon Oil Corporation Project) PUT	2.100%	7/1/24	1,800	1,846
Saint John the Baptist Parish LA Revenue
(Marathon Oil Corporation Project) PUT	2.200%	7/1/26	3,600	3,730
Shreveport LA Water & Sewer Revenue	5.000%	12/1/26 (15)	1,975	2,443
Shreveport LA Water & Sewer Revenue	5.000%	12/1/27 (15)	1,750	2,205
Shreveport LA Water & Sewer Revenue	5.000%	12/1/28 (15)	1,150	1,478
Shreveport LA Water & Sewer Revenue	5.000%	12/1/31 (15)	1,000	1,277
Shreveport LA Water & Sewer Revenue	5.000%	12/1/32 (15)	2,435	3,103
Shreveport LA Water & Sewer Revenue	4.000%	12/1/34 (15)	2,175	2,533
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	23,285	24,599
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/31	10,000	10,450
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/32	12,365	13,302
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/33	5,000	5,374
				614,152

Maine (0.1%)
Lower Kennebec ME Regional School Unit No. 1
GO	3.000%	11/1/33	1,000	1,086
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/31	680	850
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/32	635	791
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/33	585	727
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/34	2,310	2,865
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/35	2,250	2,784
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/36	3,315	4,085
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/37	3,365	4,128
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/38	2,470	3,016
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/26	365	448
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/27	350	437
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/28	360	446
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/29	465	574
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,375
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,373
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,624
Maine Municipal Bond Bank Revenue	4.000%	11/1/32	3,260	3,872
Maine Municipal Bond Bank Revenue	4.000%	11/1/33	2,920	3,450
Maine Municipal Bond Bank Revenue	5.000%	11/1/36	5,630	7,263
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/26	1,045	1,301
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/27	1,320	1,635
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/28	2,210	2,724
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/29	2,010	2,469
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/30	1,890	2,310
Maine Turnpike Authority Revenue	5.000%	7/1/30	2,030	2,612
Maine Turnpike Authority Revenue	5.000%	7/1/31	1,825	2,336
Maine Turnpike Authority Revenue	5.000%	7/1/33	1,460	1,859
Maine Turnpike Authority Revenue	5.000%	7/1/34	1,750	2,224
Portland ME General Airport Revenue	5.000%	1/1/30	425	555
Portland ME General Airport Revenue	5.000%	1/1/31	370	481
Portland ME General Airport Revenue	5.000%	1/1/32	810	1,044
Portland ME General Airport Revenue	5.000%	1/1/33	695	891
Portland ME General Airport Revenue	5.000%	1/1/34	620	792
Portland ME General Airport Revenue	4.000%	1/1/35	1,000	1,173
Portland ME General Airport Revenue	4.000%	1/1/37	1,055	1,230
Portland ME General Airport Revenue	4.000%	1/1/38	1,170	1,358
Portland ME General Airport Revenue	4.000%	1/1/40	1,850	2,135
				73,323

Maryland (3.4%)
Anne Arundel County MD GO	5.000%	4/1/20	1,855	1,867
Anne Arundel County MD GO	5.000%	4/1/20	830	835
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,270
Anne Arundel County MD GO	5.000%	10/1/20	3,110	3,195
Anne Arundel County MD GO	5.000%	10/1/20	4,735	4,864
Anne Arundel County MD GO	5.000%	4/1/21	6,395	6,702
Anne Arundel County MD GO	5.000%	4/1/21	1,880	1,970
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,189
Anne Arundel County MD GO	5.000%	4/1/21	2,590	2,714
Anne Arundel County MD GO	5.000%	10/1/21	3,615	3,863
Anne Arundel County MD GO	5.000%	10/1/21	2,125	2,271
Anne Arundel County MD GO	5.000%	10/1/21	3,110	3,323
Anne Arundel County MD GO	5.000%	10/1/21	1,455	1,555
Anne Arundel County MD GO	5.000%	10/1/21	6,185	6,609
Anne Arundel County MD GO	5.000%	10/1/21	4,715	5,038
Anne Arundel County MD GO	5.000%	10/1/22	3,615	4,009
Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,357
Anne Arundel County MD GO	5.000%	10/1/22	2,370	2,629
Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,514
Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,441
Anne Arundel County MD GO	5.000%	10/1/23	3,615	4,152
Anne Arundel County MD GO	5.000%	10/1/23	2,370	2,722
Anne Arundel County MD GO	5.000%	10/1/24	3,110	3,696
Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,729
Anne Arundel County MD GO	5.000%	10/1/24	2,445	2,905
Anne Arundel County MD GO	5.000%	10/1/24	2,370	2,816
Anne Arundel County MD GO	5.000%	10/1/25	3,110	3,816
Anne Arundel County MD GO	5.000%	10/1/25	1,455	1,785
Anne Arundel County MD GO	5.000%	10/1/25	2,400	2,945
Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,806
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,781
Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,809
Anne Arundel County MD GO	5.000%	4/1/32	1,755	2,099
Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,298
Baltimore County MD GO	5.000%	8/1/21	2,600	2,760
Baltimore County MD GO	5.000%	8/1/21	5,000	5,308
Baltimore County MD GO	5.000%	8/1/21	6,705	7,119
Baltimore County MD GO	5.000%	2/1/22	3,000	3,247
Baltimore County MD GO	5.000%	8/1/26	7,595	9,257
Baltimore County MD GO	4.000%	3/1/30	4,000	4,721
Baltimore County MD GO	4.000%	3/1/33	7,115	8,595
Baltimore County MD GO	4.000%	3/1/34	7,470	8,977
Baltimore County MD GO	4.000%	3/1/35	7,845	9,389
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/20	4,050	4,133
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/21	5,800	6,158
Baltimore MD Consolidated Public Improvement
GO	5.000%	3/1/26	1,000	1,244
Baltimore MD Consolidated Public Improvement
GO	5.000%	3/1/30	11,075	14,703
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/33	5,270	6,162
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,585	1,677
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,570	1,661
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,250	1,323

Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,745	1,847
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,905	2,016
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	2,075	2,196
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,009
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,433
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,108
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.050%	6/1/28	190	194
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.150%	6/1/29	215	220
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.375%	6/1/29	300	303
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.200%	6/1/30	200	205
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.250%	6/1/31	200	205
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.300%	6/1/32	255	262
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.350%	6/1/33	265	273
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.400%	6/1/34	290	299
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.550%	6/1/34	600	605
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.450%	6/1/35	300	310
Charles County MD GO	5.000%	10/1/27	4,155	5,371
Charles County MD GO	5.000%	10/1/28	4,370	5,782
Frederick County MD GO	5.000%	2/1/23	4,505	5,057
Frederick County MD Tax Increase & Special
Tax Allocation (Oakdale-Lake Linganore
Project)	3.250%	7/1/29	895	919
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/27	2,000	2,335
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/28	2,000	2,326
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/33	5,000	5,750
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/36	2,000	2,291
Howard County MD GO	5.000%	8/15/20	14,125	14,436
Howard County MD GO	5.000%	8/15/21 (Prere.)	1,820	1,934
Howard County MD GO	5.000%	8/15/21	14,440	15,354
Howard County MD GO	5.000%	2/15/22	13,605	14,746
Howard County MD GO	5.000%	8/15/24	2,680	2,848
Howard County MD GO	5.000%	2/15/25	4,500	5,418
Howard County MD GO	5.000%	8/15/25	4,305	5,267
Howard County MD GO	5.000%	8/15/25	2,050	2,508
Howard County MD GO	5.000%	2/15/26	5,320	6,609
Howard County MD GO	5.000%	2/15/27	20,180	25,705
Howard County MD GO	3.000%	8/15/32	4,775	5,297
Howard County MD GO	3.000%	8/15/33	4,925	5,436
Maryland Department of Transportation
Revenue	5.000%	5/1/20	13,000	13,131
Maryland Department of Transportation
Revenue	5.000%	6/1/20	8,850	8,970

Maryland Department of Transportation
Revenue	5.000%	2/15/21	46,790	48,793
Maryland Department of Transportation
Revenue	5.000%	5/1/21	16,005	16,830
Maryland Department of Transportation
Revenue	4.000%	12/1/23	13,000	13,741
Maryland Department of Transportation
Revenue	4.000%	11/1/27	8,700	9,930
Maryland Department of Transportation
Revenue	4.000%	12/15/28	17,390	19,367
Maryland Department of Transportation
Revenue	4.000%	2/1/29	14,790	16,099
Maryland Department of Transportation
Revenue	3.000%	10/1/29	32,400	35,679
Maryland Department of Transportation
Revenue	4.000%	12/15/29	27,000	30,001
Maryland Department of Transportation
Revenue	3.000%	10/1/30	31,000	33,898
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	5,150	5,175
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,419
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,664
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,508
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	2,323
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,561
Maryland GO	4.500%	8/1/20	13,615	13,861
Maryland GO	5.000%	8/1/20	5,145	5,251
Maryland GO	5.000%	3/1/21	31,755	33,176
Maryland GO	5.000%	3/1/21	13,990	14,616
Maryland GO	5.000%	3/1/21	7,580	7,919
Maryland GO	4.000%	8/1/21	43,490	45,543
Maryland GO	5.000%	8/1/21	16,405	17,422
Maryland GO	5.000%	8/1/21	33,110	35,163
Maryland GO	5.000%	8/1/21	2,230	2,368
Maryland GO	5.000%	3/1/22	32,550	35,338
Maryland GO	5.000%	3/1/22 (Prere.)	37,360	40,550
3 Maryland GO	5.000%	3/1/22 (Prere.)	7,150	7,761
Maryland GO	5.000%	3/15/22	5,345	5,811
Maryland GO	5.000%	3/15/22	26,755	29,089
Maryland GO	5.000%	8/1/22	71,720	79,079
Maryland GO	5.000%	8/1/22	4,500	4,962
Maryland GO	5.000%	8/1/22	29,215	32,213
Maryland GO	5.000%	8/1/22	115,660	127,528
Maryland GO	5.000%	3/15/23	28,000	31,569
Maryland GO	5.000%	6/1/23	1,090	1,238
Maryland GO	4.000%	8/1/23	37,875	41,978
Maryland GO	5.000%	8/1/23	82,005	93,704
Maryland GO	5.000%	8/1/23	14,890	17,014
Maryland GO	5.000%	8/1/23	24,000	27,424
Maryland GO	5.000%	3/15/24	29,500	34,443
Maryland GO	5.000%	8/1/24	3,015	3,566

Maryland GO	5.000%	8/1/24	21,550	25,486
Maryland GO	5.000%	8/1/25	9,000	10,997
Maryland GO	5.000%	3/15/26	32,500	40,467
Maryland GO	4.000%	8/1/26	28,000	30,951
Maryland GO	5.000%	8/1/26	42,820	53,848
Maryland GO	5.000%	3/15/27	14,105	18,004
Maryland GO	4.000%	3/1/28	40,310	42,727
Maryland GO	4.000%	6/1/28	4,000	4,495
Maryland GO	4.000%	8/1/28	40,000	41,773
Maryland GO	4.000%	3/1/29	40,985	43,402
Maryland GO	4.000%	6/1/29	68,270	76,531
Maryland GO	4.000%	6/1/30	68,035	76,040
Maryland GO	3.250%	8/1/30	9,000	9,597
Maryland GO	5.000%	3/15/31	26,500	34,120
Maryland GO	5.000%	8/1/31	16,050	20,849
Maryland GO	3.500%	3/15/32	10,000	11,435
Maryland GO	4.000%	3/15/33	8,000	9,670
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/28	5,685	7,097
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/29	2,000	2,490
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/30	2,180	2,700
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/21	800	844
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/23	900	985
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/28	565	701
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/29	425	525
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/30	850	1,045
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/32	1,000	1,220
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/33	1,000	1,131
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,087
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/31	5,615	6,320
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/32	6,650	7,471
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/33	5,000	5,611

Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/34	2,600	3,035
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,510	1,514
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,007
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	902
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/23	12,970	14,586
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/25	14,000	16,292
Montgomery County MD GO	5.000%	11/1/20	11,370	11,720
Montgomery County MD GO	5.000%	7/1/21	2,500	2,646
Montgomery County MD GO	5.000%	7/1/21	2,395	2,535
Montgomery County MD GO	5.000%	11/1/22	13,750	15,300
Montgomery County MD GO	5.000%	11/1/22	39,265	43,692
Montgomery County MD GO	5.000%	11/1/22	14,000	15,578
Montgomery County MD GO	5.000%	11/1/23	18,000	20,748
Montgomery County MD GO	5.000%	11/1/23	14,750	17,002
Montgomery County MD GO	5.000%	11/1/24	15,390	18,354
Montgomery County MD GO	5.000%	11/1/26	4,000	5,062
Montgomery County MD GO	5.000%	11/1/26	8,300	9,886
Montgomery County MD GO	4.000%	11/1/27	5,095	6,208
Montgomery County MD GO	5.000%	11/1/29	2,000	2,370
Montgomery County MD GO	4.000%	11/1/30	14,000	15,775
Montgomery County MD GO	4.000%	12/1/30	14,000	15,801
Montgomery County MD GO	4.000%	11/1/31	15,235	18,780
Montgomery County MD GO	3.750%	11/1/37	15,500	17,681
Prince George MD Consolidated Public
Improvement GO	5.000%	7/15/25	15,235	18,590
Prince George MD Consolidated Public
Improvement GO	5.000%	7/15/26	11,715	14,715
Prince George MD Consolidated Public
Improvement GO	4.000%	7/15/30	7,500	9,069
Prince George MD Consolidated Public
Improvement GO	3.000%	7/15/33	14,000	15,601
Prince George MD Consolidated Public
Improvement GO	3.000%	7/15/34	6,265	6,930
Prince Georges County MD GO	5.000%	8/1/21	13,745	14,597
Prince Georges County MD GO	5.000%	9/15/21	4,975	5,309
Prince Georges County MD GO	5.000%	7/15/22	12,000	13,210
Prince Georges County MD GO	5.000%	9/1/23	10,865	12,451
Prince Georges County MD GO	5.000%	7/15/26	22,685	28,494
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,276
Prince Georges County MD GO	4.000%	7/1/28	6,995	8,252
Prince Georges County MD Revenue (Collington
Episcopal Life Care Community Inc.)	5.000%	4/1/31	1,030	1,134
Prince Georges County MD Revenue (Collington
Episcopal Life Care Community Inc.)	5.000%	4/1/32	3,185	3,498

Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	2.500%	11/1/24	6,015	6,016
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	3.000%	11/1/25	1,375	1,378
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/26	600	693
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/26	770	889
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/28	1,100	1,261
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/29	500	571
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/30	800	910
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/32	535	604
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/32	750	846
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/35	1,000	1,120
University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/24	10,930	12,302
University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/25	8,000	9,239
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/26	11,385	14,123
University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/29	6,100	7,180
University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/30	6,345	7,414
University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/31	6,600	7,661
University of Maryland Auxiliary Facility & Tuition
Revenue	3.000%	4/1/32	5,360	5,845
University of Maryland Auxiliary Facility & Tuition
Revenue	3.125%	4/1/33	5,520	6,058
University System of Maryland Revenue	5.000%	4/1/24	4,390	5,118
University System of Maryland Revenue	5.000%	4/1/25	4,315	5,197
University System of Maryland Revenue	5.000%	4/1/26	3,925	4,861
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/31	8,185	9,123
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/31	5,160	6,088
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/32	8,515	9,477
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/33	14,315	16,754

Washington Suburban Sanitation District
Maryland GO	5.000%	6/15/26	10,565	13,242
				2,577,746
Massachusetts (2.7%)
Boston MA GO	5.000%	4/1/20	6,000	6,040
Boston MA GO	5.000%	3/1/38	5,475	7,130
Lowell MA Collegiate Charter School GO	5.000%	6/15/29	490	547
Lowell MA Collegiate Charter School GO	5.000%	6/15/39	1,000	1,086
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/27	11,000	13,752
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	12/1/21	78,960	83,484
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/32	20,000	28,439
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/34	31,500	45,971
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/37	5,000	6,215
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/37	3,675	4,568
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/38	5,000	6,197
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/39	5,000	6,183
Massachusetts Clean Water Trust Revenue	5.000%	2/1/21	1,900	1,978
Massachusetts Clean Water Trust Revenue	5.000%	8/1/21	5,000	5,309
Massachusetts Clean Water Trust Revenue	5.000%	2/1/22	775	839
Massachusetts Clean Water Trust Revenue	5.000%	8/1/22	540	596
Massachusetts Clean Water Trust Revenue	5.000%	2/1/26	1,250	1,503
Massachusetts Clean Water Trust Revenue	5.000%	8/1/26	2,950	3,712
Massachusetts Clean Water Trust Revenue	5.000%	2/1/27	7,130	8,290
Massachusetts Clean Water Trust Revenue	5.000%	2/1/28	3,320	3,856
Massachusetts College Building Authority
Revenue	5.000%	5/1/20 (Prere.)	1,290	1,303
Massachusetts College Building Authority
Revenue	5.000%	5/1/22 (Prere.)	1,440	1,573
Massachusetts College Building Authority
Revenue	5.000%	5/1/22 (Prere.)	685	748
Massachusetts College Building Authority
Revenue	5.000%	5/1/22 (Prere.)	1,030	1,125
Massachusetts College Building Authority
Revenue	5.000%	5/1/22 (Prere.)	1,465	1,598
Massachusetts College Building Authority
Revenue	5.000%	5/1/22 (Prere.)	4,135	4,511
Massachusetts College Building Authority
Revenue	5.000%	5/1/22 (Prere.)	5,010	5,466
Massachusetts College Building Authority
Revenue	4.000%	5/1/33	3,490	4,084
Massachusetts College Building Authority
Revenue	4.000%	5/1/34	3,715	4,320
Massachusetts College Building Authority
Revenue	5.000%	5/1/34	1,985	2,292
Massachusetts College Building Authority
Revenue	4.000%	5/1/35	3,865	4,474
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	5,630	6,958

Massachusetts Department of Transportation
Metropolitan Highway System Revenue PUT	5.000%	1/1/23	13,555	15,096
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,304
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,272
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,237
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/21	1,770	1,889
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,258
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,374
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,593
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,698
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,174
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/27	1,230	1,311
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	9,655
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/24	1,000	1,157
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/25	1,015	1,207
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/26	1,000	1,218
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/32	3,760	4,443
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	3,490	4,109
Massachusetts Development Finance Agency
Revenue (Boston University) PUT	5.000%	4/1/24	2,100	2,406
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/28	5,010	6,119
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/29	2,800	3,551
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/31	1,365	1,715
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	1,660	2,075
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/34	4,355	5,433
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/35	1,835	2,283
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/35	5,500	6,844
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/36	5,000	6,197
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/37	5,700	7,032
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	5,000	6,149

Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/35	5,240	6,374
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/32	1,250	1,595
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/33	1,250	1,590
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	1,000	1,269
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/35	1,250	1,581
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/36	1,020	1,285
Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	5.000%	11/15/28	1,500	1,762
Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	5.000%	11/15/33	3,000	3,470
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/26	500	545
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/27	560	610
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	5.000%	10/1/37	2,200	2,439
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/27	5,065	6,473
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	8,020	10,363
5 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) TOB VRDO	0.970%	2/7/20 LOC	7,430	7,430
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/23	1,230	1,347
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/24	1,310	1,462
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/25	2,770	3,142
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/32	17,575	19,244
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/23	835	947
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/24	700	817
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/25	800	961
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	6,000	6,344
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	4,000	4,230
Massachusetts Development Finance Agency
Revenue (UMass Dartmouth)	5.000%	10/1/28	1,255	1,572
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,845
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/28	1,325	1,683

Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/30	1,460	1,834
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	3,503
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	20,110	23,699
Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,030	11,012
Massachusetts GO	5.000%	7/1/20	3,920	3,986
Massachusetts GO	5.000%	4/1/21 (Prere.)	18,000	18,863
Massachusetts GO	5.000%	4/1/21 (Prere.)	26,675	27,954
Massachusetts GO	5.000%	7/1/21	10,170	10,760
Massachusetts GO	5.000%	8/1/21 (Prere.)	20,000	21,234
Massachusetts GO	5.250%	8/1/21	20,900	22,260
Massachusetts GO	5.250%	8/1/21 (2)	4,445	4,734
Massachusetts GO	5.000%	8/1/22	14,000	15,433
Massachusetts GO	5.000%	12/1/23	23,000	26,569
Massachusetts GO	5.500%	12/1/23 (2)	5,075	5,958
Massachusetts GO	5.000%	7/1/24	3,725	4,389
Massachusetts GO	5.000%	7/1/24	9,715	11,448
Massachusetts GO	5.000%	8/1/24	65,540	77,448
Massachusetts GO	5.000%	12/1/24	3,055	3,650
Massachusetts GO	5.000%	7/1/25	5,760	7,013
Massachusetts GO	5.000%	12/1/25	20,080	24,767
Massachusetts GO	5.000%	7/1/26	7,000	8,774
Massachusetts GO	5.000%	11/1/26	12,585	15,908
Massachusetts GO	5.000%	7/1/27	41,775	52,049
3 Massachusetts GO	5.000%	7/1/28	21,000	26,204
Massachusetts GO	5.000%	7/1/28	29,520	38,692
Massachusetts GO	5.000%	12/1/28	4,155	5,242
Massachusetts GO	5.000%	5/1/29	6,000	6,796
Massachusetts GO	5.000%	7/1/29	10,425	12,644
Massachusetts GO	5.000%	7/1/29	5,285	6,578
Massachusetts GO	5.000%	5/1/30	11,650	13,610
Massachusetts GO	5.000%	5/1/30	12,945	17,488
Massachusetts GO	5.000%	7/1/30	12,000	14,524
Massachusetts GO	5.000%	9/1/30	11,730	15,940
Massachusetts GO	4.000%	11/1/30	45,000	48,491
Massachusetts GO	5.000%	11/1/30	25,000	32,090
Massachusetts GO	5.000%	1/1/31	24,000	30,446
Massachusetts GO	5.000%	5/1/31	12,500	14,586
Massachusetts GO	5.000%	5/1/31	30,000	33,895
Massachusetts GO	5.000%	9/1/31	5,770	6,368
Massachusetts GO	5.000%	9/1/31	15,000	20,681
Massachusetts GO	5.000%	9/1/32	9,430	13,232
Massachusetts GO	5.250%	1/1/34	20,000	26,256
Massachusetts GO	5.000%	7/1/35	13,000	15,626
Massachusetts GO	5.000%	9/1/36	23,520	29,878
Massachusetts GO	5.000%	12/1/36	6,500	8,080
Massachusetts GO	5.000%	9/1/37	24,000	30,384
Massachusetts GO	5.000%	11/1/37	20,000	25,369
1 Massachusetts GO, 67% of 3M USD LIBOR +
0.550%	1.830%	11/1/25	22,000	22,130
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,901
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,790	1,805

Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,765	3,867
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	1.000%	2/7/20	40,000	40,000
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,133
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,502
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	4,079
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,661
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,709
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,902
Massachusetts Port Authority Revenue	5.000%	7/1/36	3,905	5,082
Massachusetts Port Authority Revenue	5.000%	7/1/37	4,770	6,186
Massachusetts Port Authority Revenue	5.000%	7/1/38	2,860	3,696
Massachusetts Port Authority Revenue	5.000%	7/1/39	2,545	3,280
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	2,685	2,855
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/21 (Prere.)	8,010	8,572
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	20,010	22,111
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	6,520	7,203
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	2,170	2,655
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	6,795	8,303
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,513
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	9,010	10,979
3 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	37,750	41,613
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	4,000	4,854
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	10,550	11,630
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	2,300	2,533
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	23,940	28,929
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,228
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	10,600	12,078
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/32	43,500	51,423
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,583
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/33	20,245	25,263
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	5,000	6,015
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	9,505	11,846
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/35	9,500	10,885

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	4,000	4,803
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/36	11,000	12,585
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/37	2,700	3,085
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37	61,750	73,917
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/39	10,645	13,144
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	29,860	37,430
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	14,542
Massachusetts Transportation Fund Revenue	4.000%	6/1/34	7,500	8,830
Massachusetts Transportation Fund Revenue	4.000%	6/1/35	7,500	8,810
Massachusetts Transportation Fund Revenue	4.000%	6/1/38	10,000	11,518
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/23	6,580	7,524
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/24	7,780	9,209
3 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	2,350	2,493
3 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	3,500	3,713
3 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	2,000	2,122
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	5,000	5,308
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	5,000	5,308
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	6,800	8,394
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,065	3,238
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	3,633
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	5,385
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	12,225
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	11,611
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	12,213
Natick MA GO	4.000%	7/15/36	5,130	5,992
University of Massachusetts Building Authority
Revenue	5.000%	5/1/34	1,525	1,992
				2,065,699
Michigan (2.9%)
Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,162
Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,525
Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,807
Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,686
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,098
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,605
Chippewa Valley MI Schools GO	5.000%	5/1/25	755	907

Chippewa Valley MI Schools GO	5.000%	5/1/32	1,000	1,200
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,700	2,193
Chippewa Valley MI Schools GO	5.000%	5/1/34	1,080	1,289
Chippewa Valley MI Schools GO	5.000%	5/1/34	2,850	3,669
Chippewa Valley MI Schools GO	5.000%	5/1/35	800	951
Chippewa Valley MI Schools GO	5.000%	5/1/35	2,850	3,659
Chippewa Valley MI Schools GO	5.000%	5/1/36	3,325	4,256
Chippewa Valley MI Schools GO	5.000%	5/1/37	3,475	4,424
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,322
Dearborn MI School District GO	5.000%	5/1/27	3,700	4,252
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,168
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,576
Dearborn MI School District GO	5.000%	5/1/32	3,165	3,615
Detroit MI City School District GO	5.250%	5/1/27 (4)	1,210	1,534
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/32 (4)	2,770	3,138
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/34 (4)	5,630	6,361
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/35 (4)	3,500	3,949
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/38 (4)	2,800	3,143
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	7,000	7,663
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	14,000	15,239
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/20 (4)	1,500	1,537
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/21 (4)	1,100	1,169
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/22 (4)	1,000	1,098
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/26 (4)	1,130	1,369
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/28 (4)	1,000	1,253
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/30 (4)	1,750	2,170
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/32 (4)	2,315	2,840
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/35 (4)	1,300	1,587
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/37 (4)	1,600	1,940
East Lansing MI School District GO	5.000%	5/1/28	695	876
East Lansing MI School District GO	5.000%	5/1/29	500	628
East Lansing MI School District GO	5.000%	5/1/30	615	768
East Lansing MI School District GO	5.000%	5/1/31	1,955	2,428
East Lansing MI School District GO	5.000%	5/1/33	755	933
East Lansing MI School District GO	5.000%	5/1/34	1,540	1,897
East Lansing MI School District GO	5.000%	5/1/36	1,100	1,347
Eastern Michigan University Revenue	5.000%	3/1/26 (15)	1,510	1,843
Eastern Michigan University Revenue	5.000%	3/1/30 (15)	1,250	1,542
Eastern Michigan University Revenue	5.000%	3/1/31 (15)	1,000	1,229
Forest Hills MI Public Schools GO	5.000%	5/1/20	3,760	3,797
Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,536
Grand Rapids MI Public Schools GO	5.000%	5/1/26 (4)	3,105	3,837

Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/25	4,800	5,793
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/26	1,750	2,169
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/26	3,070	3,805
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/27	9,305	11,800
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/28	23,065	29,845
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/29	28,045	36,997
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/30	17,025	20,658
Great Lakes MI Water Authority Sewer Disposal
System Revenue	4.000%	7/1/33 (4)	4,750	5,456
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/34	2,585	3,245
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/35	34,580	41,507
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/35	2,720	3,404
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36	64,250	76,960
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36	2,350	2,933
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/37	1,495	1,860
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/38	2,645	3,280
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/25	10,475	12,661
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/26	4,545	5,620
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/27	5,035	6,369
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	14,000	17,081
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	6,500	8,399
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/29	14,000	18,454
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/30	5,455	6,619
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/31	9,210	11,141
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	13,380	15,368
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/35	4,000	4,785
Grosse Pointe MI Public School System GO	5.000%	5/1/35	2,100	2,690
Grosse Pointe MI Public School System GO	5.000%	5/1/36	1,635	2,088
Grosse Pointe MI Public School System GO	5.000%	5/1/37	1,350	1,718
Grosse Pointe MI Public School System GO	5.000%	5/1/38	1,300	1,649
Grosse Pointe MI Public School System GO	5.000%	5/1/39 (Prere.)	1,000	1,264
Holt MI Public Schools GO	5.000%	5/1/30	2,640	3,501
Hudsonville MI Public Schools GO	5.000%	5/1/33	1,360	1,674

Hudsonville MI Public Schools GO	5.000%	5/1/34	1,120	1,376
Hudsonville MI Public Schools GO	5.000%	5/1/35	1,000	1,226
Hudsonville MI Public Schools GO	5.000%	5/1/36	1,000	1,223
Hudsonville MI Public Schools GO	5.000%	5/1/37	1,000	1,220
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/20 (Prere.)	10,145	10,260
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/27	1,820	2,208
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/29	4,670	5,624
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/30	8,225	8,318
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/22	1,025	1,132
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/23	1,185	1,351
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/25	3,250	3,676
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/25	1,000	1,201
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/27	1,120	1,403
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/29	5,325	6,031
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/30	1,750	1,983
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/31	1,020	1,251
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/31	4,750	5,382
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/32	5,000	5,671
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/33	2,140	2,608
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/34	1,500	1,697
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/35	8,730	9,869

Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/37	1,145	1,374
Lake Orion MI Community School District GO	5.000%	5/1/33	3,800	4,906
Lake Orion MI Community School District GO	5.000%	5/1/34	2,350	3,027
Lake Orion MI Community School District GO	5.000%	5/1/35	4,280	5,491
Lake Orion MI Community School District GO	5.000%	5/1/36	3,800	4,850
Lake Orion MI Community School District GO	5.000%	5/1/37	4,025	5,109
Lincoln MI Consolidated School District GO	5.000%	5/1/25 (4)	1,000	1,197
Lincoln MI Consolidated School District GO	5.000%	5/1/26 (4)	1,265	1,550
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/27	1,610	2,051
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/28	1,430	1,803
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/29	1,635	2,053
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/30	2,540	3,175
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/31	2,030	2,520
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/33	2,215	2,726
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/34	1,790	2,199
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/32	1,145	1,372
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/33	1,010	1,207
Marysville MI Public Schools District GO	5.000%	5/1/29	2,290	2,786
Marysville MI Public Schools District GO	5.000%	5/1/32	3,010	3,609
Marysville MI Public Schools District GO	5.000%	5/1/33	3,285	3,922
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,669
Michigan Building Authority Revenue	5.000%	10/15/24	3,020	3,224
Michigan Building Authority Revenue	5.000%	4/15/25	5,475	6,606
Michigan Building Authority Revenue	5.000%	4/15/25	2,565	3,095
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,320
Michigan Building Authority Revenue	5.000%	4/15/26	6,520	7,961
Michigan Building Authority Revenue	5.000%	4/15/26	1,650	2,048
Michigan Building Authority Revenue	5.000%	4/15/27	1,565	1,963
Michigan Building Authority Revenue	5.000%	4/15/28	8,135	9,888
Michigan Building Authority Revenue	5.000%	10/15/28	2,240	2,781
Michigan Building Authority Revenue	5.000%	4/15/29	26,630	32,177
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	10,935
Michigan Building Authority Revenue	5.000%	4/15/30	15,095	18,087
Michigan Building Authority Revenue	5.000%	4/15/31	4,040	4,826
Michigan Building Authority Revenue	5.000%	10/15/31	10,415	12,429
Michigan Building Authority Revenue	5.000%	4/15/32	27,195	32,604
Michigan Building Authority Revenue	5.000%	10/15/32	4,660	5,550
Michigan Building Authority Revenue	5.000%	10/15/32	10,105	12,357
Michigan Building Authority Revenue	5.000%	4/15/33	12,000	14,279
Michigan Building Authority Revenue	5.000%	4/15/34	4,000	4,753
Michigan Building Authority Revenue	5.000%	4/15/35	13,405	15,901
Michigan Building Authority Revenue	5.000%	4/15/36	4,475	5,800
Michigan Building Authority Revenue	5.000%	4/15/38	6,675	7,890
Michigan Environmental Program GO	4.000%	5/1/28	9,000	10,565
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,211
Michigan Finance Authority Revenue	5.000%	4/1/24	5,400	6,207

Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,298
Michigan Finance Authority Revenue	5.000%	4/1/25	3,160	3,724
Michigan Finance Authority Revenue	5.000%	4/1/26	1,320	1,588
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,840
Michigan Finance Authority Revenue	5.000%	11/1/26	2,310	2,877
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	3,913
Michigan Finance Authority Revenue	5.000%	11/1/27	1,280	1,624
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	5,013
Michigan Finance Authority Revenue	5.000%	11/1/29	2,645	3,401
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	6,026
Michigan Finance Authority Revenue	5.000%	11/1/30	2,200	2,812
Michigan Finance Authority Revenue	5.000%	11/1/31	1,020	1,298
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,874
Michigan Finance Authority Revenue	5.000%	11/1/32	1,175	1,491
Michigan Finance Authority Revenue	5.000%	11/1/33	1,095	1,386
Michigan Finance Authority Revenue	5.000%	11/1/34	1,270	1,604
Michigan Finance Authority Revenue	5.000%	11/1/35	1,525	1,922
Michigan Finance Authority Revenue	5.000%	11/1/36	1,680	2,110
Michigan Finance Authority Revenue	5.000%	11/1/37	2,490	3,107
Michigan Finance Authority Revenue	5.000%	11/1/38	2,035	2,532
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/24	7,000	8,225
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/25	3,000	3,522
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	6,650	7,741
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/30	11,020	12,756
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/32	13,580	15,649
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	24,000	26,309
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,318
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	19,000	21,571
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (4)	15,150	17,781
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,132
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	2,950	3,471
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	12,235	14,370
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	5,000	5,872
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26	1,500	1,794
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,728
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	1,350	1,609
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	7,025	8,215
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	1,000	1,188

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	16,500	19,206
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	15,000	17,408
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	700	829
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	10,000	11,580
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	1,200	1,417
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	7,500	8,637
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	3,120	3,664
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	1,000	1,179
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	20,250	23,239
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	3,500	4,103
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	850	1,003
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,000	5,854
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	2,000	2,292
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	2,000	2,351
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	6,040	7,071
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35 (4)	3,500	4,128
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	1,350	1,584
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/24	2,395	2,828
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/26	4,000	4,990
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/32	3,665	4,477
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/34	7,000	8,536
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/37	12,000	14,526
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/31	1,300	1,642
Michigan Finance Authority Revenue
(Kalamazoo College Project)	4.000%	12/1/35	1,530	1,752
Michigan Finance Authority Revenue
(Kalamazoo College Project)	4.000%	12/1/37	1,655	1,882
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/38	1,000	1,239
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/23	2,000	2,252
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/24	1,015	1,181

Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/25	1,680	2,014
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/26	1,000	1,192
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/27	870	1,033
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/28	1,300	1,664
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/28	1,000	1,183
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/29	1,580	2,060
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/29	1,015	1,197
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/30	1,100	1,416
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/30	2,580	3,031
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/31	2,655	3,111
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/33	3,345	4,257
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/35	2,245	2,844
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/36	5,395	6,813
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/37	6,020	7,580
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/38	10,255	12,859
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/39	12,000	15,006
1 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT, 68% of 1M USD
LIBOR + 0.750%	1.872%	10/15/20	25,000	25,031
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/28	1,355	1,563
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,304
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,450
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,733
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,715
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/23	840	931
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	1,310	1,543
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	465	515
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/25	1,190	1,315
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/26	400	442
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	1,500	1,637

Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	1,500	1,662
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/29	5,245	6,505
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/30	7,540	8,796
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/31	3,265	4,245
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/32	3,500	4,065
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/36	5,540	7,106
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/37	7,005	8,947
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/20 (Prere.)	70	72
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	6/1/22 (Prere.)	12,500	13,664
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	6/1/22 (Prere.)	30,000	32,794
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	6/1/22 (Prere.)	10,000	10,931
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	6/1/22 (Prere.)	17,500	19,130
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/24	4,765	5,654
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/25	3,700	4,474
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/25	3,585	4,385
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/26	3,095	3,883
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	2,800	3,546
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	2,070	2,654
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	7,930	8,183
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/28	2,225	2,845
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/29	4,880	6,128
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/29	1,025	1,304
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/30	3,770	4,713
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/31	2,790	3,479
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/33	5,040	6,105
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/34	5,145	6,454
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/34	7,870	9,517
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/35	10,000	11,801

Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/35	8,015	10,029
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/36	3,310	3,792
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/39	7,500	9,672
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/41	5,000	6,411
Michigan Finance Authority Revenue (Trinity
Health Credit Group) PUT	5.000%	2/1/25	5,000	5,919
Michigan GAN	5.000%	3/15/23	5,105	5,741
Michigan GAN	5.000%	3/15/26	12,900	15,967
Michigan GAN	5.000%	3/15/27	4,360	5,527
Michigan GO	5.000%	12/1/25	7,835	9,674
Michigan GO	5.000%	12/1/26	2,285	2,810
Michigan GO	5.000%	12/1/28	1,450	1,780
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	18,470	21,890
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/33	16,910	20,022
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/27	2,000	2,174
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/28	2,600	2,823
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/25	2,100	2,569
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/26	2,160	2,710
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/27	2,490	3,192
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/28	2,290	2,928
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/29	1,410	1,794
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/30	1,865	2,362
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/31	3,035	3,833
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/32	1,520	1,914
Michigan Housing Development Authority
Revenue	3.500%	6/1/47	8,215	8,714
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/20 (Prere.)	4,000	4,109
Michigan State University Revenue	4.000%	2/15/27	5,400	6,415
Michigan State University Revenue	5.000%	2/15/29	1,215	1,586
Michigan State University Revenue	5.000%	2/15/30	900	1,177
Michigan State University Revenue	5.000%	2/15/31	1,450	1,886
Michigan State University Revenue	5.000%	2/15/32	1,380	1,790
Michigan State University Revenue	5.000%	2/15/33	1,940	2,505
Michigan State University Revenue	5.000%	2/15/34	2,320	2,987
Michigan State University Revenue	5.000%	2/15/35	1,300	1,667
Michigan State University Revenue	5.000%	2/15/36	1,860	2,377
Michigan State University Revenue	4.000%	2/15/37	1,750	2,055
Michigan State University Revenue	4.000%	2/15/38	1,000	1,178
Michigan State University Revenue	4.000%	2/15/39	5,140	6,039
5 Michigan State University Revenue VRDO	1.200%	2/3/20 TOB	42,175	42,175

Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/23	1,250	1,405
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/24	1,715	1,995
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/25	1,250	1,447
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/26	2,030	2,348
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/27	1,700	1,962
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/28	1,250	1,440
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/29	2,500	2,871
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,724
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,524
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,593
Milan MI Area Schools GO	5.000%	5/1/27	1,055	1,324
Milan MI Area Schools GO	5.000%	5/1/28	1,100	1,407
Milan MI Area Schools GO	5.000%	5/1/29	1,155	1,507
Milan MI Area Schools GO	5.000%	5/1/30	1,210	1,570
Milan MI Area Schools GO	5.000%	5/1/32	1,670	2,149
Milan MI Area Schools GO	5.000%	5/1/34	1,940	2,480
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	30,968
Oakland University MI Revenue	5.000%	3/1/24	540	626
Oakland University MI Revenue	5.000%	3/1/25	540	646
Oakland University MI Revenue	5.000%	3/1/26	500	615
Oakland University MI Revenue	5.000%	3/1/27	785	958
Oakland University MI Revenue	5.000%	3/1/28	1,250	1,519
Oakland University MI Revenue	5.000%	3/1/29	1,735	2,101
Oakland University MI Revenue	5.000%	3/1/31	2,350	2,825
Oakland University MI Revenue	5.000%	3/1/32	3,140	3,767
Oakland University MI Revenue	5.000%	3/1/33	1,775	2,125
Oakland University MI Revenue	5.000%	3/1/34	3,745	4,476
Oakland University MI Revenue	5.000%	3/1/35	2,205	2,631
Oakland University MI Revenue	5.000%	3/1/36	2,025	2,411
Portage MI Public Schools GO	4.000%	11/1/32	3,195	3,781
Portage MI Public Schools GO	4.000%	11/1/33	3,465	4,091
Portage MI Public Schools GO	5.000%	11/1/33	2,130	2,571
Portage MI Public Schools GO	4.000%	11/1/34	3,725	4,391
Portage MI Public Schools GO	5.000%	11/1/35	1,300	1,562
Portage MI Public Schools GO	5.000%	11/1/36	1,500	1,799
Portage MI Public Schools GO	4.000%	11/1/37	1,900	2,207
Rochester MI Community School District GO	3.000%	5/1/33	2,090	2,253
Rockford MI Public Schools GO	5.000%	5/1/32	2,000	2,411
Rockford MI Public Schools GO	5.000%	5/1/33	2,470	2,972

Romeo MI Community School District GO	5.000%	5/1/32	1,290	1,553
Romeo MI Community School District GO	5.000%	5/1/33	1,350	1,622
Romeo MI Community School District GO	5.000%	5/1/34	1,425	1,709
Romeo MI Community School District GO	5.000%	5/1/35	1,000	1,197
Roseville MI School District GO	5.000%	5/1/34	4,000	4,673
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/22	2,540	2,798
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/23	2,180	2,487
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/26	2,245	2,595
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,145
Southfield MI GO	3.000%	5/1/33	2,630	2,842
University of Michigan Revenue	5.000%	4/1/30	2,135	2,833
University of Michigan Revenue	5.000%	4/1/31	1,090	1,439
University of Michigan Revenue	5.000%	4/1/32	2,100	2,765
University of Michigan Revenue	5.000%	4/1/33	2,835	3,550
University of Michigan Revenue	5.000%	4/1/34	3,485	4,357
University of Michigan Revenue	5.000%	4/1/35	3,310	4,129
University of Michigan Revenue	5.000%	4/1/36	4,030	5,016
University of Michigan Revenue	5.000%	4/1/37	5,010	6,224
Van Buren MI Public Schools GO	5.000%	11/1/31	3,040	3,933
Warren MI Consolidated School District GO	5.000%	5/1/30	2,265	2,723
Warren MI Consolidated School District GO	5.000%	5/1/30	2,100	2,698
Warren MI Consolidated School District GO	5.000%	5/1/32	2,300	2,924
Warren MI Consolidated School District GO	5.000%	5/1/32	2,485	2,972
Warren MI Consolidated School District GO	5.000%	5/1/33	1,400	1,768
Warren MI Consolidated School District GO	5.000%	5/1/35	2,600	3,267
Warren MI Consolidated School District GO	5.000%	5/1/37	1,425	1,783
Warren MI Consolidated School District GO	5.000%	5/1/39	1,400	1,739
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	2,460	3,012
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	2,495	3,128
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	1,130	1,413
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	1,930	2,469
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	840	1,071
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,420	1,808
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	640	812
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	660	833
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,849
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	785	989
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	830	1,043
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	420	528
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	760	952
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,310	2,791
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	405	508
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	415	519
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,915	3,516
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	455	569
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	12,243
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	780	974
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	4,077
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	3,127
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	645	803

Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,644
Wayne County MI Airport Authority Revenue	5.000%	12/1/36	645	801
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	510	631
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	900	1,111
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,263
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,564
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,299
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,210
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,017
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,733
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/35	6,085	7,727
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/36	5,000	6,332
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	8,000	10,093
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/38	6,015	7,568
Wayne State University Michigan Revenue	5.000%	11/15/36	1,700	1,993
Wayne State University Michigan Revenue	5.000%	11/15/37	1,750	2,047
5 Wayne State University Michigan Revenue TOB
VRDO	0.970%	2/7/20	2,500	2,500
Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,641
Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,682
Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,733
				2,160,602
Minnesota (1.1%)
Bloomington MN Independent School District
No. 271 GO	5.000%	2/1/22	3,000	3,246
Duluth MN Economic Development Authority
Revenue (Essentia Health)	5.000%	2/15/33	1,200	1,488
Duluth MN Economic Development Authority
Revenue (Essentia Health)	5.000%	2/15/37	1,500	1,840
Duluth MN Independent School District No. 709
COP	5.000%	2/1/22	2,150	2,310
Farmington MN Independent School District No.
192 GO	5.000%	2/1/21	2,575	2,679
Hennepin County MN GO	5.000%	12/1/28	1,945	2,448
Hennepin County MN GO	5.000%	12/15/30	5,020	6,616
Hennepin County MN GO	5.000%	12/15/32	10,790	14,124
Hennepin County MN GO	5.000%	12/15/33	10,000	13,062
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/25	1,000	1,189
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/26	1,350	1,646
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/27	1,400	1,743
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	4,514
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/22	3,415	3,708

Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	4.000%	3/1/26	2,950	3,399
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System) VRDO	1.120%	2/7/20 LOC	30,325	30,325
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	425	534
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	4,000	4,604
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	11,710	14,724
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	5,250	6,579
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	435	545
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	2,305	2,646
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	5,235	6,530
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	655	817
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	2,500	2,863
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	555	689
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	2,545	2,907
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	3,945	4,889
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	635	787
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/33	650	804
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/34	910	1,123
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/35	875	1,078
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/36	850	1,045
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/37	940	1,153
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/20	4,485	4,499
Minneapolis MN GO	3.000%	12/1/32	4,135	4,440
Minneapolis MN Improvement and Various
Purpose GO	4.000%	12/1/20	4,200	4,310
Minneapolis MN Improvement and Various
Purpose GO	4.000%	12/1/25	2,325	2,739
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/22	6,805	7,359
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/23	7,550	8,468
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/24	8,215	9,211
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/25	5,050	5,659

Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	7,000	7,831
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/27	10,085	11,273
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/28	10,590	11,828
Minneapolis MN Special School District No. 1
GO	5.000%	2/1/26	3,110	3,847
Minneapolis MN Special School District No. 1
GO	5.000%	2/1/26	2,265	2,802
Minneapolis MN Special School District No. 1
GO	5.000%	2/1/27	1,750	2,216
Minnesota COP	5.000%	6/1/28	3,225	3,754
Minnesota COP	5.000%	6/1/29	3,385	3,934
Minnesota COP	5.000%	6/1/30	3,405	3,952
Minnesota COP	5.000%	6/1/32	3,670	4,255
Minnesota COP	5.000%	6/1/33	3,615	4,187
Minnesota COP	5.000%	6/1/34	4,005	4,637
Minnesota General Fund Revenue	5.000%	3/1/24	7,515	8,146
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	6,500
Minnesota GO	5.000%	8/1/21	5,445	5,780
Minnesota GO	5.000%	8/1/21	6,015	6,385
Minnesota GO	5.000%	8/1/21	6,800	7,218
Minnesota GO	5.000%	10/1/21 (Prere.)	155	165
Minnesota GO	5.000%	10/1/21	34,000	36,324
Minnesota GO	5.000%	8/1/22	20,500	22,598
Minnesota GO	5.000%	8/1/23	5,350	6,113
Minnesota GO	5.000%	10/1/23	29,530	33,940
Minnesota GO	5.000%	8/1/24	12,355	14,612
Minnesota GO	5.000%	8/1/24	15,500	18,331
Minnesota GO	5.000%	8/1/24	1,350	1,597
Minnesota GO	5.000%	10/1/24	9,845	10,517
Minnesota GO	5.000%	8/1/25	13,500	16,496
Minnesota GO	5.000%	10/1/25	29,320	36,014
Minnesota GO	5.000%	8/1/26	4,340	5,122
Minnesota GO	5.000%	8/1/26	35,060	42,733
Minnesota GO	5.000%	10/1/26	13,080	16,519
Minnesota GO	5.000%	8/1/27	4,000	4,864
Minnesota GO	5.000%	8/1/27	6,350	8,183
Minnesota GO	5.000%	10/1/27	12,285	15,892
Minnesota GO	5.000%	8/1/31	9,000	11,999
Minnesota GO	5.000%	10/1/32	10,000	12,714
Minnesota GO	5.000%	8/1/33	5,000	6,160
Minnesota GO	5.000%	8/1/33	8,455	11,181
Minnesota GO	5.000%	8/1/34	10,000	12,306
Minnesota GO	5.000%	8/1/35	9,535	11,710
Minnesota GO	5.000%	8/1/36	5,000	6,128
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/26	1,030	1,244
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/27	1,080	1,295
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/28	1,135	1,355
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/29	1,195	1,420
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/30	1,250	1,477

Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/31	1,310	1,541
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/32	1,380	1,617
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/33	1,445	1,688
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/34	1,520	1,770
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/27	200	253
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/28	570	735
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/29	420	548
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/33	650	838
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/34	300	386
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/35	650	833
Minnesota Housing Finance Agency Residential
Housing Revenue	2.800%	12/1/47	40,356	41,953
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,016
Mounds View MN Independent School District
No. 621 GO	5.000%	2/1/26	4,910	6,055
Osseo MN Independent School District No. 279
GO	5.000%	2/1/20	7,410	7,410
Osseo MN Independent School District No. 279
GO	5.000%	2/1/27	1,350	1,707
South Washington MN Independent School
District GO	4.000%	2/1/30	9,640	11,012
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/23	2,260	2,541
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/24	1,500	1,741
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/28	805	1,016
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/29	780	980
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/31	1,800	2,244
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/34	1,105	1,369
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/35	1,245	1,428
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/36	1,500	1,716
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/37	1,500	1,710

University of Minnesota Revenue	5.000%	4/1/20	2,895	2,914
University of Minnesota Revenue	5.000%	4/1/21	3,140	3,290
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,617
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,551
University of Minnesota Revenue	5.000%	10/1/23	2,870	3,296
Virginia MN Independent School District No. 706
GO	3.000%	2/1/32	7,345	7,986
Virginia MN Independent School District No. 706
GO	3.000%	2/1/34	4,000	4,297
Virginia MN Independent School District No. 706
GO	3.000%	2/1/35	4,000	4,272
West St. Paul MN Independent School District
No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	3,795	4,493
Western Minnesota Municipal Power Agency
Revenue	5.000%	1/1/26	1,050	1,295
Western Minnesota Municipal Power Agency
Revenue	5.000%	1/1/27	1,660	2,098
Western Minnesota Municipal Power Agency
Revenue	5.000%	1/1/28	1,200	1,552
				800,661
Mississippi (0.6%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/28	3,665	4,343
Jackson County MS Pollution Control Revenue
(Chevron USA Inc.) VRDO	1.200%	2/3/20	15,800	15,800
Jackson MS Public School District GO	5.000%	4/1/23	1,540	1,724
Jackson MS Public School District GO	5.000%	4/1/24	3,135	3,620
Jackson MS Public School District GO	5.000%	4/1/25	5,465	6,504
Jackson MS Public School District GO	5.000%	4/1/26	6,045	7,382
Jackson MS Public School District GO	5.000%	4/1/27	4,745	5,764
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.200%	2/3/20	28,220	28,220
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.200%	2/3/20	17,685	17,685
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.200%	2/3/20	29,620	29,620
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.200%	2/3/20	18,360	18,360
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.200%	2/3/20	19,855	19,855
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.100%	2/7/20	16,000	16,000
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Highway Project)	5.000%	1/1/24	2,540	2,919
Mississippi Development Bank Special
Obligation Revenue (Madison County
Highway Project)	5.000%	1/1/24	2,525	2,902

Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/26	6,045	7,378
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/27	7,985	9,948
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/28	2,315	2,935
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/28	775	1,000
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/28	1,530	1,924
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/29	1,050	1,383
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/29	1,385	1,735
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/30	1,000	1,310
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/31	1,000	1,304
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/31	1,060	1,321
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	4.000%	6/1/32	2,070	2,386
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/32	1,500	1,950
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	4.000%	6/1/33	1,500	1,724
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/33	1,610	2,087
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/34	800	1,035
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/35	1,345	1,735
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/36	1,000	1,286
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/37	650	833

Mississippi Gaming Tax Revenue	5.000%	10/15/27	2,085	2,645
Mississippi Gaming Tax Revenue	5.000%	10/15/28	1,540	1,995
Mississippi Gaming Tax Revenue	5.000%	10/15/29	3,000	3,857
Mississippi Gaming Tax Revenue	5.000%	10/15/30	3,015	3,857
Mississippi Gaming Tax Revenue	5.000%	10/15/31	3,000	3,825
Mississippi Gaming Tax Revenue	5.000%	10/15/36	10,500	13,207
Mississippi Gaming Tax Revenue	5.000%	10/15/37	7,130	8,936
Mississippi GO	5.000%	10/1/21 (Prere.)	12,035	12,860
Mississippi GO	5.000%	10/1/21 (Prere.)	11,735	12,539
Mississippi GO	5.000%	10/1/29	5,825	7,053
Mississippi GO	5.000%	10/1/29	15,045	19,240
Mississippi GO	5.000%	11/1/30	4,000	4,836
Mississippi GO	5.000%	11/1/30	1,250	1,555
Mississippi GO	5.000%	10/1/31	19,800	25,125
Mississippi GO	5.000%	11/1/31	2,750	3,412
Mississippi GO	5.000%	12/1/31	11,250	12,800
Mississippi GO	5.000%	11/1/32	2,000	2,408
Mississippi GO	5.000%	11/1/32	3,500	4,332
Mississippi GO	5.000%	12/1/32	7,000	7,956
Mississippi GO	5.000%	10/1/34	10,000	12,604
Mississippi GO	5.000%	11/1/35	4,000	4,923
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/27	1,200	1,470
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/28	3,495	4,357
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/29	1,360	1,725
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/29	1,150	1,459
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/31	1,630	2,086
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/32	1,750	2,229
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/33	1,750	2,218
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/34	1,600	2,023
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/32	5,480	6,281
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/33	3,785	4,320
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/34	4,880	5,559
Mississippi State University Educational Building
Corp. Revenue	4.000%	8/1/33	800	921

Mississippi State University Educational Building
Corp. Revenue	4.000%	8/1/35	2,010	2,302
Mississippi State University Educational Building
Corp. Revenue	4.000%	8/1/36	1,100	1,256
S.M. Educational Building Corp. Mississippi
Revenue (Residence Hall Construction &
Refunding Project)	5.000%	9/1/33	1,500	1,815
University of Southern Mississippi Revenue	4.000%	3/1/34	2,075	2,376
University of Southern Mississippi Revenue	4.000%	3/1/35	2,565	2,932
University of Southern Mississippi Revenue	4.000%	3/1/36	1,500	1,709
University of Southern Mississippi Revenue	4.000%	3/1/37	1,740	1,973
University of Southern Mississippi Revenue	4.000%	3/1/38	3,220	3,638
				446,586
Missouri (0.8%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	7,500	8,258
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	4.000%	10/1/34	3,000	3,609
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	4.000%	10/1/35	5,000	5,972
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	4.000%	10/1/36	4,745	5,641
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/25	1,000	1,055
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/26	750	789
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/26	2,000	2,363
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/27	1,000	1,202
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/28	1,400	1,672
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/30	840	997
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/31	870	1,025
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/32	750	881
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/26	1,000	1,086
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/27	1,850	2,009
Columbia MO Water & Electric System Revenue	3.000%	10/1/31	3,000	3,203

Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	1,958
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,069
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/30	3,000	3,348
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/31	6,415	7,124
Jackson County MO School District No. 4 GO
(Blue Springs)	5.500%	3/1/37	1,765	2,369
Jackson County MO School District No. 4 GO
(Blue Springs)	6.000%	3/1/38	1,500	2,075
Jackson County MO School District No. 58 GO
(Center)	4.000%	3/1/32	3,350	3,877
Jackson County MO School District No. 58 GO
(Center)	4.000%	3/1/33	2,235	2,577
Jackson County MO School District No. 58 GO
(Center)	4.000%	3/1/34	3,630	4,173
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,055	5,221
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,145	9,638
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	9,251
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	15,021
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	16,018
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	16,030
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,480
Kansas City MO Industrial Development
Authority Revenue (Kansas City International
Airport Terminal Modification Project)	5.000%	3/1/27	1,355	1,705
Kansas City MO Industrial Development
Authority Revenue (Kansas City International
Airport Terminal Modification Project)	5.000%	3/1/28	3,665	4,701
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/29	2,025	2,601
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/30	1,190	1,340
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/30	1,615	2,064
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/31	1,740	1,951
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/31	1,510	1,930
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/33	2,000	2,530
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/32	7,225	8,508
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	4.000%	4/1/35	2,015	2,214
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	4.000%	4/1/36	1,850	2,029

Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/26	5,995	6,696
Little Blue Valley MO Sewer District Revenue	4.000%	9/1/32	3,370	3,925
Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	5,500	5,901
Little Blue Valley MO Sewer District Revenue	3.000%	9/1/35	3,705	3,941
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/22 (Prere.)	1,750	1,911
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/26	1,265	1,574
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/29	1,390	1,761
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/35	4,670	5,827
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/36	2,415	3,006
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/24	2,185	2,532
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/25	2,890	3,466
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	7/1/26	4,250	5,183
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/27	2,030	2,471
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(Children's Mercy Hospital)	5.000%	5/15/26	1,055	1,302
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/26	2,045	2,332
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/28	1,000	1,131
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/21	2,845	2,957
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/22	3,490	3,755
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/23	3,690	3,965
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/24	3,320	3,562
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/27	800	1,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/28	900	1,147
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/30	2,105	2,721
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/31	1,425	1,834

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/32	1,225	1,569
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/35	500	633
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/36	450	568
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	4.000%	2/15/37	520	600
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	4.000%	2/15/38	855	982
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	4.000%	2/15/39	600	688
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/20 (Prere.)	5,305	5,375
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/26	3,015	3,499
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/27	4,525	5,233
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/28	3,500	4,036
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/29	7,015	8,069
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/30	4,000	4,588
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/31	3,000	3,433
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,105
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	8,251
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	12/1/27	1,820	2,305
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	12/1/29	1,995	2,586
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,138
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	12/1/30	1,355	1,747

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	12/1/32	1,500	1,912
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	11/15/33	5,200	5,777
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	12/1/35	5,260	6,100
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	12/1/36	6,550	8,251
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	12/1/37	5,325	6,123
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/33	3,530	3,918
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	2,615	3,089
Missouri Health & Educational Facilities
Authority Revenue (Christian Homes Inc.
Obligated Group)	5.000%	5/15/32	1,555	1,763
Missouri Health & Educational Facilities
Authority Revenue (Christian Homes Inc.
Obligated Group)	5.000%	5/15/36	4,560	5,129
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/25	850	987
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/26	750	891
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/28	1,000	1,179
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/29	1,150	1,351
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/30	400	467
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/31	1,350	1,573
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/32	500	582
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/33	550	639
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	34,000	39,409
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	11/15/36	1,800	2,053
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	11/15/37	2,500	2,841
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	16,065

Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/22	5,440	5,947
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/24	15,035	17,610
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/24	2,925	3,367
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/26	4,570	5,402
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/27	3,285	3,871
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/28	2,250	2,644
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/29	5,000	5,860
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/30	6,455	7,540
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/31	10,000	11,645
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/32	5,245	5,947
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	12/1/36	10,000	11,970
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	10,590	12,517
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/35	8,000	9,444
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/24	3,050	3,560
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/24	2,875	3,410
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/25	1,910	2,287
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/25	2,270	2,719
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/29	3,500	4,157
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/34	6,800	8,173
St. Louis County MO Parkway C-2 School
District GO	5.000%	3/1/24	2,535	2,952
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/31	2,500	3,247
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/32	4,060	5,249
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/33	2,700	3,481
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/34	2,250	2,894
St. Louis MO Parking Revenue	5.000%	12/15/24 (4)	1,000	1,172

St. Louis MO Parking Revenue	5.000%	12/15/25 (4)	1,000	1,204
St. Louis MO Parking Revenue	5.000%	12/15/26 (4)	1,000	1,210
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34	3,050	3,655
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35	2,000	2,395
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	3,000	3,588
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/37	5,000	5,971
St. Louis MO Special Administration Board of
Transitional School District GO	4.000%	4/1/26	2,550	2,986
St. Louis MO Special Administration Board of
Transitional School District GO	4.000%	4/1/29	4,200	4,825
St. Louis MO Special Administration Board of
Transitional School District GO	4.000%	4/1/30	4,835	5,516
University City MO School District GO	0.000%	2/15/33	2,850	2,181
Wentzville MO School District GO (Direct
Deposit Program)	4.000%	3/1/31	5,580	6,485
Wentzville MO School District No. R-4 GO	4.000%	3/1/25	2,185	2,323
				614,372
Montana (0.1%)
Forsyth MT Pollution Control Revenue
(Northwestern Corporation Colstrip Project)	2.000%	8/1/23	20,000	20,563
1 Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/31	2,770	2,951
Montana Board of Regents Higher Education
Revenue (University of Montana)	3.000%	11/15/34	2,525	2,721
Montana Board of Regents Higher Education
Revenue (University of Montana)	3.000%	11/15/36	890	951
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/27	500	623
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/28	355	450
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/30	365	459
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/33	405	503
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/34	585	724
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/35	425	525
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/36	670	824
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/37	1,260	1,542
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/38	1,010	1,232
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/28	2,500	3,058
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/29	2,635	3,208

Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/30	2,015	2,435
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/31	2,000	2,402
Montana Facility Finance Authority Hospital
Revenue (SCL Health System)	5.000%	1/1/29	5,000	6,554
Montana Facility Finance Authority Hospital
Revenue (SCL Health System)	5.000%	1/1/30	5,000	6,671
Montana Facility Finance Authority Hospital
Revenue (SCL Health System)	5.000%	1/1/31	6,955	9,241
Montana Facility Finance Authority Hospital
Revenue (SCL Health System)	5.000%	1/1/32	7,515	9,938
Montana Facility Finance Authority Hospital
Revenue (SCL Health System)	5.000%	1/1/33	2,750	3,624
Montana Facility Finance Authority Hospital
Revenue (SCL Health System)	5.000%	1/1/34	1,000	1,315
Montana Facility Finance Authority Hospital
Revenue (SCL Health System)	4.000%	1/1/35	4,000	4,748
Montana Facility Finance Authority Hospital
Revenue (SCL Health System)	4.000%	1/1/36	3,675	4,348
Montana Facility Finance Authority Hospital
Revenue (SCL Health System)	4.000%	1/1/37	3,250	3,833
Montana Facility Finance Authority Hospital
Revenue (SCL Health System)	4.000%	1/1/38	2,250	2,642
Montana Facility Finance Authority Hospital
Revenue (SCL Health System)	4.000%	1/1/39	830	972
				99,057
Multiple States (0.5%)
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	2.650%	2/7/20	14,870	15,697
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	3.400%	1/25/36	13,500	14,728
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	2.650%	2/3/20 LOC	32,635	34,702
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	2.650%	2/7/20	33,470	35,594
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	2.600%	9/15/33 LOC	49,500	52,642
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	2.625%	6/15/35 LOC	50,520	53,824
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	3.150%	1/15/36	13,975	15,423
Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	1.290%	2/3/20	14,000	14,000
Nuveen AMT-Free Quality Municipal Income
Fund VRDP VRDO	1.290%	2/3/20	36,000	36,000
5 Nuveen AMT-Free Quality Municipal Income
Fund VRDP VRDO	1.000%	2/7/20 LOC	20,000	20,000
5 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	1.010%	2/7/20 LOC	80,600	80,600
				373,210
Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/26	4,065	4,887
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	9,770	10,612

Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,670
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,936
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/29	5,000	6,309
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/31	5,000	6,461
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/32	5,375	5,841
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/33	4,000	5,276
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/34	5,000	6,679
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 4) PUT	5.000%	1/1/24	86,500	97,801
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	4.000%	8/1/25	86,400	98,057
Douglas County NE GO	5.000%	12/15/27	2,000	2,592
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/23	1,910	2,176
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/24	1,400	1,644
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/25	2,005	2,422
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/26	1,160	1,389
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/27	1,770	2,108
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/28	1,250	1,484
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/29	1,895	2,242
Douglas County NE School District No. 10
(Elkhorn Public Schools) GO	5.000%	12/15/30	450	598
Douglas County NE School District No. 10
(Elkhorn Public Schools) GO	5.000%	12/15/31	325	430
Douglas County NE School District No. 10
(Elkhorn Public Schools) GO	4.000%	12/15/32	325	392
Douglas County NE School District No. 10
(Elkhorn Public Schools) GO	4.000%	12/15/33	375	451
Douglas County NE School District No. 10
(Elkhorn Public Schools) GO	4.000%	12/15/34	350	420
Douglas County NE School District No. 10
(Elkhorn Public Schools) GO	4.000%	12/15/35	350	418
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/21	1,000	1,045

Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/22	860	900
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/24	1,320	1,404
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/25	1,000	1,062
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/32	5,050	5,333
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	1,010	1,113
Lincoln NE Electric System Revenue	5.000%	9/1/25	1,990	2,195
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/26	3,065	3,321
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,125	2,296
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	2,500	2,705
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/32	2,800	3,028
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,147
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,074
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,147
Nebraska Public Power District Revenue	5.000%	1/1/31	1,970	2,115
Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,342
Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,248
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,577
Nebraska Public Power District Revenue	5.000%	1/1/33	5,025	5,390
Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,494
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,341
Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,609
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/29	3,065	3,605
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/22 (Prere.)	12,000	12,747
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/27	2,400	2,954
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/35	3,175	3,995
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/36	7,250	9,098
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/37	2,600	3,255
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/25	1,875	2,091
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/26	1,975	2,238
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/27	3,470	4,033
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/29	1,500	1,727
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/30	4,065	4,661
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/31	4,030	4,594

Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/32	4,265	4,846
University of Nebraska Student Fee Revenue	5.000%	7/1/22 (ETM)	4,015	4,407
University of Nebraska Student Fee Revenue	5.000%	7/1/22 (Prere.)	1,645	1,806
				382,238
Nevada (1.2%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,459
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,814
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	8,500	11,149
Clark County NV Airport Improvement Revenue	5.000%	7/1/31	19,435	25,362
Clark County NV Airport Improvement Revenue	5.000%	7/1/32	17,320	22,517
Clark County NV GO	5.000%	7/1/21	6,075	6,428
Clark County NV GO	5.000%	6/1/26	2,020	2,515
Clark County NV GO	5.000%	7/1/26	2,475	2,998
Clark County NV GO	5.000%	6/1/27	2,625	3,348
Clark County NV GO	5.000%	11/1/30	6,375	8,352
Clark County NV GO	4.000%	6/1/31	17,000	19,876
Clark County NV GO	4.000%	11/1/31	5,935	6,857
Clark County NV GO	5.000%	11/1/31	6,545	8,553
Clark County NV GO	5.000%	11/1/31	1,415	1,685
Clark County NV GO	4.000%	6/1/32	12,000	13,951
Clark County NV GO	4.000%	11/1/32	1,000	1,153
Clark County NV GO	5.000%	11/1/32	6,730	8,761
Clark County NV GO	5.000%	7/1/33	16,290	18,048
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/21	2,810	2,971
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	1,510	1,924
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/28	1,795	2,276
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/29	2,115	2,674
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/31	5,000	5,790
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/35	10,390	12,899
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/36	6,600	8,174
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/37	5,530	6,830
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/31	11,925	15,562
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/32	7,100	9,231
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/33	7,525	9,756
Clark County NV School District GO	5.000%	6/15/27 (4)	8,975	11,349
Clark County NV School District GO	5.000%	6/15/28 (4)	9,430	11,853
Clark County NV School District GO	4.000%	6/15/30 (4)	10,505	12,137
Clark County NV School District GO	4.000%	6/15/31 (4)	10,930	12,582
Clark County NV School District GO	4.000%	6/15/32 (4)	11,465	13,589
Clark County NV School District GO	4.000%	6/15/33 (4)	11,920	14,032

Clark County NV School District GO	4.000%	6/15/33 (4)	10,000	11,419
Clark County NV School District GO	4.000%	6/15/34 (4)	12,400	14,505
Clark County NV School District GO	4.000%	12/1/36	20,440	23,838
Clark County NV School District GO	4.000%	12/1/37	20,000	23,146
Clark County NV School District GO	4.000%	12/1/38	21,055	24,298
Clark County NV Water Reclamation District GO	5.000%	7/1/20	3,695	3,758
Clark County NV Water Reclamation District GO	5.000%	7/1/21	3,880	4,105
Clark County NV Water Reclamation District GO	3.000%	7/1/31	7,860	8,527
Clark County NV Water Reclamation District GO	4.000%	7/1/32	1,000	1,159
Clark County NV Water Reclamation District GO	4.000%	7/1/34	2,000	2,291
Humboldt County NV Pollution Control Revenue
(Idaho Power Co.)	1.450%	12/1/24	10,000	10,034
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/25	1,100	1,328
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/25	2,080	2,510
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/26	725	897
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/27	1,815	2,241
Las Vegas NV GO	4.000%	6/1/20	3,360	3,394
Las Vegas NV GO	4.000%	6/1/21	3,500	3,645
Las Vegas NV GO	5.000%	6/1/21	1,400	1,477
Las Vegas NV GO	5.000%	9/1/24	5,690	6,731
Las Vegas NV GO	5.000%	9/1/25	6,070	7,399
Las Vegas NV GO	5.000%	9/1/27	5,225	6,433
Las Vegas NV GO	4.000%	6/1/30	4,610	5,321
Las Vegas NV GO	4.000%	6/1/31	4,795	5,501
Las Vegas NV GO	4.000%	6/1/32	4,990	5,696
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/26	565	699
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/27	795	927
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/28	730	849
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/29	500	580
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/30	600	694
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/31	725	836
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/32	500	576
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/33	500	575
Las Vegas NV New Convention & Visitors
Authority Revenue	5.000%	7/1/34	400	459
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	2,665	3,127
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	4,025	4,722
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,360	2,859
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,050	2,483
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,075	2,585
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	11,052
Las Vegas Valley Water District Nevada GO	5.000%	9/15/27	4,110	4,995
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	3,500	4,292
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,000	4,905
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	2,000	2,355

Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	4,905
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	3,295	4,030
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	6,040	6,579
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,179
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	4,150	5,041
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	6,000	7,289
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	19,610	25,123
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	43,150	55,092
Nevada GO	5.000%	4/1/22	17,000	18,491
Nevada GO	5.000%	11/1/23	28,500	32,817
Nevada GO	5.000%	11/1/25	34,000	41,046
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/32	28,000	32,404
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/33	26,170	30,132
Reno NV Hospital Revenue (Renown Regional
Medical Center Project) VRDO	1.100%	2/7/20 LOC	21,625	21,625
Reno NV Hospital Revenue (Renown Regional
Medical Center)	5.500%	6/1/28 (2)	165	165
Reno NV Hospital Revenue (Renown Regional
Medical Center) VRDO	1.100%	2/7/20 LOC	25,375	25,375
Reno NV Hospital Revenue (Renown Regional
Medical Center) VRDO	1.100%	2/7/20 LOC	15,010	15,010
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/30	500	636
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/31	500	633
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/33 (4)	450	562
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/35	500	627
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/36	615	769
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/37	500	623
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/38	500	621
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/38 (4)	650	795
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/26	4,080	5,097
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/27	3,215	4,111
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/30	3,580	4,514
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/32	4,650	5,692
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	7,750	9,452
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/35	1,750	2,130
				914,243
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,436
National Finance Authority NH Revenue	4.125%	1/20/34	62,541	74,964
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,350

New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,174
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,360	1,489
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/28	2,920	3,325
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/29	3,050	3,453
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	2,500	2,678
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/21 (Prere.)	10,000	10,456
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/28	1,500	1,769
				108,094
New Jersey (3.1%)
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/25 (4)	4,955	6,016
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/26 (4)	4,695	5,856
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/27 (4)	3,000	3,714
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,020	11,696
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,242
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,499
Jersey City NJ GO	5.000%	3/1/20	1,610	1,615
Jersey City NJ GO	5.000%	3/1/21	1,200	1,249
Maple Shade Township NJ School District GO	3.000%	7/15/32 (4)	1,855	1,979
Maple Shade Township NJ School District GO	3.000%	7/15/33 (4)	1,860	1,981
Monmouth County NJ Improvement Authority
Revenue	5.000%	12/1/24	1,500	1,794
Monmouth County NJ Improvement Authority
Revenue	5.000%	12/1/25	2,000	2,469
Monmouth County NJ Improvement Authority
Revenue	5.000%	12/1/26	2,220	2,815
Monmouth County NJ Improvement Authority
Revenue	5.000%	12/1/27	1,750	2,272
Monmouth County NJ Improvement Authority
Revenue	5.000%	12/1/28	2,000	2,658
Monmouth County NJ Improvement Authority
Revenue	5.000%	12/1/30	1,750	2,358
Monmouth County NJ Improvement Authority
Revenue	5.000%	12/1/31	2,860	3,835
Monmouth County NJ Improvement Authority
Revenue	5.000%	12/1/32	1,500	2,001
Monmouth County NJ Improvement Authority
Revenue	4.000%	12/1/33	500	615
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,911
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,153

New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,520
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,775	3,155
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	16,500	17,341
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	25,000	27,152
New Jersey Economic Development Authority
Revenue	5.000%	6/15/26	2,500	3,000
New Jersey Economic Development Authority
Revenue	5.000%	6/15/27	2,500	3,038
New Jersey Economic Development Authority
Revenue	5.250%	6/15/27	4,745	5,575
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	30,000	36,619
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	33,000	40,106
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	10,300	12,477
New Jersey Economic Development Authority
Revenue	5.250%	6/15/32	5,000	5,785
New Jersey Economic Development Authority
Revenue	5.000%	6/15/33	7,580	9,404
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	8,495	9,811
New Jersey Economic Development Authority
Revenue	5.000%	6/15/34	6,295	7,792
New Jersey Economic Development Authority
Revenue	4.000%	6/15/35	2,500	2,824
New Jersey Economic Development Authority
Revenue	4.000%	6/15/36	2,635	2,968
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	12,964
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	7,550	8,144
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/28 (15)	6,500	7,983
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	3.125%	7/1/31 (15)	3,750	3,975
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,075	2,098
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/20 (Prere.)	5,000	5,074
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/26 (4)	1,000	1,218
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/27 (4)	1,695	2,105

New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/28 (4)	2,000	2,465
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/29 (4)	2,000	2,450
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/30 (4)	1,500	1,829
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,388
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	7,975	8,565
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,041
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	59,189
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,043
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,265
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	26,130	31,925
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	35,500	43,701
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,587
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	32,500	40,798
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	6,004
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	4,090	5,225
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	9,000	11,674
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/32	2,580	3,210
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	2,025	2,507
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/35	2,540	3,135
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/26	4,345	4,803
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (4)	2,000	2,335
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/25 (4)	3,080	3,707
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/26 (4)	3,075	3,672
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/28 (4)	2,495	2,964
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	8,300	8,441

New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/22	2,360	2,594
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	10,000	12,642
New Jersey GO	5.000%	8/15/20	30,000	30,635
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/21	8,140	8,614
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,838
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/25	12,965	14,566
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/26	12,505	14,022
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/28	13,835	15,413
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	2,735	3,039
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,515
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.625%	7/1/21 (Prere.)	3,700	3,891
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/20	3,010	3,059
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	2,000	2,112
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/22	2,055	2,254
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/26	1,000	1,093
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/28	2,010	2,508
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/30	1,000	1,237
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/31	1,100	1,356
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	890	1,011
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	4,110	4,674

New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/24	2,040	2,391
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/25	1,345	1,625
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/26	1,800	2,232
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/24	2,415	2,768
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/25	1,685	1,983
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/27	2,420	2,892
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/29	1,250	1,483
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/30	1,140	1,347
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	3.000%	7/1/20	3,000	3,026
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/28	1,500	1,951
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/32	6,000	7,752
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	2,390	2,392
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/27	2,400	3,054
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/28	840	1,081
1 New Jersey TRANS, SIFMA Municipal Swap
Index Yield + 0.370%	1.310%	6/25/20	240,000	239,998
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	12,270	14,163
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	5,000	5,774
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	24,475	29,308
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	8,530	10,167
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	14,155	16,871
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	27,150	32,228
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	3,330	3,934
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	10,515	12,423
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	3,160	3,722

New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/27	14,000	17,151
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/28	21,550	26,791
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/30	16,000	19,651
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/31	2,500	3,066
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/31	5,000	6,131
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/32	5,000	6,105
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/33	17,550	21,382
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/34	17,550	21,333
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/35	4,675	5,667
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	7,105	7,207
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	2,025	2,199
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/23	2,500	2,800
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/24	3,265	3,757
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	6,000	7,060
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/27	5,000	5,883
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/28	5,025	5,892
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	2,500	2,894
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/34	5,000	5,781
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	3,825	3,880
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	4,805	4,887
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	9,326
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	17,590	18,225
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	30,000	31,147
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	12,100	12,996
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,053
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	14,375	15,505
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	26,965
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	3,770	4,194

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	30,900	34,373
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	29,000	32,463
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	2,500	2,871
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	12,500	14,796
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	18,365	21,437
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	72,680	65,200
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,025	919
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/27	21,925	26,859
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	3,680
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/28	11,300	14,048
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	17,500	18,473
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	25,590	19,244
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	3,000	3,236
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	20,460	22,485
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	23,590	25,925
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,015	15,864
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	8,510	9,501
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	3,785	4,781
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	3,760	4,749
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	17,320	21,690
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	29,705	37,055
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	3,000	3,819
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	7,000	8,857
New Jersey Turnpike Authority Revenue	4.000%	1/1/33	28,000	32,838
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	5,010	6,322
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	3,000	3,511
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	67,500	79,008
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	5,000	6,297
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,336
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22 (Prere.)	1,885	2,089
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23 (ETM)	780	894
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	560	635
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,672
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,078
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	115	126
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	1,215	1,402
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,726

South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29 (4)	1,750	2,280
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,147
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30 (4)	1,250	1,619
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/31	1,190	1,363
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/31 (4)	1,250	1,613
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,143
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/32 (4)	1,000	1,287
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/33 (4)	250	321
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,140
Sussex County NJ GO	5.000%	2/15/23	5,485	6,174
Sussex County NJ GO	5.000%	2/15/24	4,376	5,095
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/26	19,510	23,472
Tobacco Settlement Financing Corp. New
Jersey Revenue	3.200%	6/1/27	17,220	17,663
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/27	26,545	32,585
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/28	4,005	5,002
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/29	17,280	21,469
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/30	5,500	6,791
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/31	20,940	25,706
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/32	22,165	27,069
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/33	9,000	10,958
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/34	31,990	38,734
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/35	29,775	35,939
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/36	36,700	44,145
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/37	22,500	26,964
Toms River NJ Board of Education GO	3.000%	7/15/29	6,000	6,434
Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	3,201
Toms River NJ Board of Education GO	3.000%	7/15/31	6,000	6,379
Toms River NJ Board of Education GO	3.000%	7/15/32	6,000	6,346
Toms River NJ Board of Education GO	3.000%	7/15/33	3,000	3,161
Toms River NJ Board of Education GO	3.000%	7/15/34	8,720	9,161
Toms River NJ Board of Education GO	3.000%	7/15/35	3,120	3,269
				2,347,234
New Mexico (0.3%)
Albuquerque NM GO	5.000%	7/1/24	4,625	5,443

Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/29	2,560	3,173
Albuquerque NM Municipal School District No.
12 GO	4.000%	8/1/30	2,500	2,835
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/30	1,250	1,541
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/31	1,700	2,090
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/32	1,910	2,343
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,538
New Mexico Finance Authority Revenue	5.000%	6/15/22	1,850	2,030
New Mexico Finance Authority Revenue	5.000%	6/15/23	1,580	1,798
New Mexico Finance Authority Revenue	5.000%	6/15/27	1,480	1,889
New Mexico Finance Authority Revenue	5.000%	6/15/28	1,460	1,899
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/21	2,695	2,847
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	3,330	3,788
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/26	17,720	18,937
New Mexico GO	5.000%	3/1/23 (ETM)	15,925	17,901
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/24	930	1,090
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/25	1,010	1,219
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/26	1,060	1,280
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/27	1,465	1,762
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/29	3,000	3,583
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/30	3,000	3,571
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/31	3,685	4,375
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/32	2,500	2,959
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	1.180%	2/3/20	21,800	21,800
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	5.000%	5/1/25	100,000	118,185
Santa Fe NM Retirement Facilities Revenue (El
Castillo Retirement Project)	5.000%	5/15/34	650	742
Santa Fe NM Retirement Facilities Revenue (El
Castillo Retirement Project)	5.000%	5/15/39	480	541
				231,159

New York (15.3%)
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/20 (Prere.)	2,680	2,737
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/20 (Prere.)	2,575	2,630
Battery Park City Authority New York Revenue	5.000%	11/1/38	3,000	3,924
Battery Park City Authority New York Revenue	5.000%	11/1/39	7,925	10,337
1 Battery Park City Authority New York Revenue
PUT	0.930%	2/7/20 LOC	18,150	18,150
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,567
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/33	1,340	1,647
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/34	1,000	1,224
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/36	1,010	1,227
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/37	1,035	1,251
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,240	1,448
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,850	2,160
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	1,310	1,577
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	4,190	5,045
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26	1,460	1,806
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	5,470	6,689
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/29	610	783
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/29	325	417
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/30	625	798
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/32	575	729
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/33	525	664
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/34	850	1,073
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/35	1,300	1,637
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/36	1,650	2,073
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	7,132
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	9,010
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	6,645

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,630
Haverstraw-Stony Point NY Central School
District GO	3.000%	10/15/28	2,270	2,532
Hempstead NY GO	4.000%	4/1/28 (4)	7,125	8,164
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	7,500	9,356
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	12,100	15,060
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	24,300	30,079
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	13,360	16,510
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/27	3,380	4,310
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	10,000	11,005
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	2,000	2,505
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/32	1,000	1,248
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	8,600	10,821
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	2,000	2,470
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	4,850	6,065
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/38	3,850	4,800
Long Island NY Power Authority Electric System
Revenue PUT	1.650%	9/1/24	16,500	16,797
Metropolitan Transportation Authority NY BAN	4.000%	2/3/20	10,000	10,000
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	125,000	131,229
Metropolitan Transportation Authority NY BAN	5.000%	5/15/22	219,850	238,744
Metropolitan Transportation Authority NY
Revenue	5.000%	2/1/23	145,075	161,183
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/34	2,500	3,158
Metropolitan Transportation Authority NY
Revenue	4.000%	11/15/40	27,000	31,211
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	11/15/22	192,000	212,100
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	5/15/24	133,000	153,441
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	11/15/24	5,000	5,876
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/24	18,320	21,538
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/20	3,650	3,687
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/29	2,270	2,901

Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/32	1,820	2,295
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/33	1,740	2,186
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	185	186
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/25	2,000	2,446
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/25	2,780	3,399
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/26	2,515	3,167
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/27	1,880	2,426
Nassau County NY GO	4.000%	10/1/20 (Prere.)	5,245	5,356
Nassau County NY GO	5.000%	4/1/22	14,850	16,136
Nassau County NY GO	4.000%	10/1/22	8,755	8,930
Nassau County NY GO	5.000%	4/1/23	15,665	17,611
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/21	2,605	2,748
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,623
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/26	1,740	2,012
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/27	3,090	3,552
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,707
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/25	3,485	4,082
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,332
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,892
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,750	2,030
New York City NY GO	5.000%	8/1/20	32,355	32,461
New York City NY GO	5.000%	8/1/20	5,025	5,128
3 New York City NY GO	5.000%	8/1/20	14,000	14,286
New York City NY GO	5.000%	8/1/21	5,030	5,340
New York City NY GO	5.000%	8/1/21	10,000	10,617
New York City NY GO	5.000%	8/1/21	58,635	58,827
New York City NY GO	5.000%	8/1/21	15,750	16,075
New York City NY GO	5.000%	8/1/21	5	5
New York City NY GO	5.000%	8/1/21	4,000	4,247
New York City NY GO	5.000%	10/1/21	7,545	8,062

New York City NY GO	5.000%	8/1/22	7,515	8,282
New York City NY GO	5.000%	8/1/22	6,450	7,108
New York City NY GO	5.000%	8/1/22	6,800	7,494
New York City NY GO	5.000%	8/1/22	2,500	2,755
New York City NY GO	5.000%	8/1/22	5,500	6,061
New York City NY GO	5.000%	8/1/22	18,475	18,856
New York City NY GO	5.000%	8/1/22	6,020	6,144
New York City NY GO	5.000%	8/1/22	1,475	1,626
New York City NY GO	5.250%	8/15/22	5	5
New York City NY GO	5.000%	8/1/23	2,000	2,007
New York City NY GO	5.000%	8/1/23	3,690	4,143
New York City NY GO	5.000%	8/1/23	7,740	8,691
New York City NY GO	5.000%	8/1/23	3,905	4,459
New York City NY GO	5.000%	8/1/23	5,710	6,520
New York City NY GO	5.000%	8/1/23	14,590	16,087
New York City NY GO	5.000%	8/1/23	3,150	3,597
New York City NY GO	5.000%	8/1/23	4,005	4,573
New York City NY GO	5.250%	8/15/23	5	5
New York City NY GO	5.000%	10/1/23	4,465	4,953
New York City NY GO	5.000%	4/1/24	17,335	18,879
New York City NY GO	5.000%	6/1/24	1,050	1,233
New York City NY GO	5.000%	8/1/24	4,675	5,522
New York City NY GO	5.000%	8/1/24	20,010	22,872
New York City NY GO	5.000%	8/1/24	8,085	8,251
New York City NY GO	5.000%	8/1/24	5,310	5,638
New York City NY GO	5.000%	8/1/24	4,025	4,438
New York City NY GO	5.000%	8/1/24	17,185	20,299
New York City NY GO	5.000%	8/1/24	14,000	16,537
New York City NY GO	5.000%	8/1/24	15,210	17,966
New York City NY GO	5.000%	10/1/24	5,000	5,343
New York City NY GO	5.000%	10/1/24	4,500	4,992
New York City NY GO	5.000%	12/1/24	5,200	6,211
New York City NY GO	5.000%	8/1/25	1,665	2,030
New York City NY GO	5.000%	8/1/25	11,770	14,354
New York City NY GO	5.000%	8/1/25	3,300	3,571
New York City NY GO	5.000%	8/1/25	5,000	5,512
New York City NY GO	5.000%	8/1/25	3,630	4,427
New York City NY GO	5.000%	8/1/25	15,510	18,914
New York City NY GO	5.000%	8/1/25	2,215	2,701
New York City NY GO	5.000%	8/1/25	10,640	12,975
New York City NY GO	5.000%	8/1/25	35,345	43,103
New York City NY GO	5.000%	8/1/25	10,310	12,573
New York City NY GO	5.000%	10/1/25	10,985	12,183
New York City NY GO	5.000%	12/1/25	18,090	22,289
New York City NY GO	5.000%	4/1/26	10,000	10,886
New York City NY GO	5.000%	8/1/26	24,805	31,104
New York City NY GO	5.000%	8/1/26	9,735	11,109
New York City NY GO	5.000%	8/1/26	14,215	16,222
New York City NY GO	5.000%	8/1/26	12,750	15,988
New York City NY GO	5.000%	8/1/26	5,040	5,555
New York City NY GO	5.000%	8/1/26	6,765	8,246
New York City NY GO	5.000%	10/1/26	23,890	26,489
New York City NY GO	5.000%	4/1/27	14,780	16,086
New York City NY GO	5.000%	8/1/27	6,600	7,522
New York City NY GO	5.000%	8/1/27	4,705	5,089
New York City NY GO	5.000%	8/1/27	20,110	25,151
New York City NY GO	5.000%	10/1/27	15,000	16,628

New York City NY GO	5.000%	8/1/28	18,000	19,466
New York City NY GO	5.000%	8/1/28	9,300	10,949
New York City NY GO	5.000%	8/1/28	30,300	38,769
New York City NY GO	5.000%	3/1/29	27,590	32,026
New York City NY GO	5.000%	8/1/29	9,715	11,075
New York City NY GO	5.000%	8/1/29	1,860	2,368
New York City NY GO	5.000%	3/1/30	16,230	18,793
New York City NY GO	5.000%	8/1/30	10,655	12,137
New York City NY GO	5.000%	8/1/30	6,845	7,797
New York City NY GO	5.000%	8/1/30	5,390	6,324
New York City NY GO	5.000%	8/1/30	23,000	24,398
New York City NY GO	5.000%	3/1/31	33,315	38,509
New York City NY GO	4.000%	8/1/31	30,000	34,797
New York City NY GO	5.000%	10/1/31	34,050	36,320
New York City NY GO	5.000%	12/1/31	3,035	3,760
New York City NY GO	5.000%	8/1/32	1,475	1,564
New York City NY GO	5.000%	3/1/33	6,905	7,731
New York City NY GO	5.000%	8/1/33	5,000	5,892
New York City NY GO	5.000%	8/1/33	5,000	6,315
New York City NY GO	5.000%	12/1/33	11,750	14,506
New York City NY GO	5.000%	12/1/34	4,000	4,932
New York City NY GO	5.000%	4/1/35	8,000	10,087
New York City NY GO	4.000%	8/1/35	15,010	17,092
New York City NY GO	4.000%	10/1/35	3,000	3,586
New York City NY GO	5.000%	12/1/35	3,000	3,693
New York City NY GO	5.000%	12/1/35	11,695	14,950
New York City NY GO	5.000%	4/1/36	12,750	16,023
New York City NY GO	5.000%	10/1/36	4,000	4,972
New York City NY GO	5.000%	10/1/36	11,020	14,286
New York City NY GO	4.000%	8/1/37	22,745	26,953
New York City NY GO	4.000%	10/1/37	18,000	21,367
New York City NY GO	5.000%	12/1/37	9,900	12,555
New York City NY GO	4.000%	8/1/38	20,000	23,558
New York City NY GO	5.000%	10/1/38	8,940	11,498
New York City NY GO	5.000%	8/1/39	10,000	12,777
New York City NY GO	5.000%	10/1/39	2,780	3,563
New York City NY GO	3.000%	10/1/41	21,575	22,741
5 New York City NY GO TOB VRDO	1.200%	2/3/20 LOC	35,700	35,700
New York City NY GO VRDO	1.180%	2/3/20	41,170	41,170
New York City NY GO VRDO	1.180%	2/3/20	19,380	19,380
New York City NY GO VRDO	1.180%	2/3/20	20,625	20,625
New York City NY GO VRDO	1.180%	2/3/20	51,000	51,000
New York City NY GO VRDO	1.180%	2/3/20	15,515	15,515
New York City NY GO VRDO	1.180%	2/3/20	37,925	37,925
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,500	3,511
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	19,257
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/26	12,940	14,643
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	17,300	19,560
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	22,000	24,823
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	12,500	14,071

New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.500%	11/1/33	5,000	5,412
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/38	8,000	8,634
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	34,510	36,963
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.000%	2/15/48	9,000	9,365
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	1,000	1,052
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	1.000%	2/7/20 LOC	14,260	14,260
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	1.000%	2/7/20 LOC	11,700	11,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	23,235	24,540
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	2,645	2,792
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	36,951
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	17,825	22,975
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	5,880
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	43,772
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	25,852
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	9,132
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	32,752
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	5,852
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	18,469
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,560	6,775
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/33	10,160	12,748
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/33	5,000	6,381
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	56,418
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	5,165	6,266
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,425	12,125
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	16,700	20,202
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	22,165	26,733
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/37	13,360	15,361

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	26,945	33,792
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	13,000	16,338
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	28,000	33,113
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	110,610	141,434
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,000	6,264
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/40	9,405	11,105
5 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.200%	2/3/20 LOC	12,600	12,600
5 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.200%	2/3/20 LOC	54,325	54,325
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.150%	2/3/20	20,000	20,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.180%	2/3/20	16,325	16,325
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.180%	2/3/20	32,690	32,690
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.180%	2/3/20	11,300	11,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.180%	2/3/20	37,230	37,230
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.180%	2/3/20	10,290	10,290
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.950%	2/7/20	17,900	17,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.050%	2/7/20	36,135	36,135
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24	16,225	19,404
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	6,000	7,133
New York City NY Sales Tax Asset Receivable
Corp. Revenue	4.000%	10/15/32	2,905	3,275
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	10,085	12,306
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	11,000	13,405
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	15,000	18,240
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	5,025	6,094

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	9,000	10,976
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	14,575	18,448
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,285	6,396
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	19,064
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	6,000	6,583
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	5,020	6,061
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,950	4,330
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	10,000	12,047
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	10,000	12,019
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	10,000	12,070
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	3,890	4,933
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	845	1,068
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	10,000	12,035
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	2,500	2,917
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/37	6,800	7,891
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	29,665	34,262
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	5,000	5,775
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/38	3,350	4,190
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	13,500	13,913
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,050	17,199
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	4,350	4,833
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/23	16,780	18,347
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	14,235	16,385
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	6,248
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	14,245	15,859
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	10,030	11,776
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	12,405	14,794
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	6,010	6,445

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	16,675
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,095	1,174
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	20,035	23,894
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,985	2,367
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,295	4,472
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,361
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,361
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,500	5,897
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	10,713
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	11,239
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	2,825
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	9,240
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	8,526
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,538
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,286
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	26,715
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	10,000	10,810
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/28	5,020	5,908
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	7,000	8,547
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	12,000	13,550
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/30	7,240	8,364
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	5,000	5,203
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	19,000	20,736
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	24,475	26,201
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	8,010	9,727
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	12,700	14,197
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	10,060	12,532
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	13,750	16,092

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	15,855	19,988
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	4,270	4,741
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	17,658
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	17,500	19,551
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/33	10,500	13,119
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	7,985	9,848
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	12,150	14,188
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	14,070	17,687
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	20,000	25,142
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	13,700	16,585
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	9,615	10,475
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	14,415	17,979
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	12,313
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	15,910	18,541
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	24,110	30,251
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	27,325	31,259
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	11,150	13,477
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	9,500	11,754
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	19,650	23,838
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	7,010	8,559
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	17,060	21,233
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/35	8,930	10,361
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	22,020	25,614
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	20,000	25,037
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	13,290	16,042
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	10,020	12,354
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/36	24,240	30,060
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/36	7,000	8,097

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	3,000	3,592
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	20,000	24,945
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/36	27,145	32,011
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/36	4,000	4,822
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	10,050	12,356
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/37	6,895	7,946
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	24,090	29,939
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/37	20,995	24,661
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/38	21,790	25,515
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/39	5,000	6,141
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/39	10,000	11,678
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/40	20,000	24,196
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.180%	2/3/20	32,355	32,355
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.180%	2/3/20	95,365	95,365
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.180%	2/3/20	17,650	17,650
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.180%	2/3/20	8,000	8,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.180%	2/3/20	33,465	33,465
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.180%	2/3/20	29,000	29,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.180%	2/3/20	3,500	3,500
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.180%	2/3/20	25,380	25,380
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.180%	2/3/20	32,900	32,900
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.180%	2/3/20	24,930	24,930
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.910%	2/7/20 LOC	43,715	43,715
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/35	27,335	34,783
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/36	47,000	59,518
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/38	6,000	7,501
New York City NY Transitional Finance Authority
Revenue	4.000%	8/1/38	2,500	2,902
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/38	5,710	7,174

New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/39	9,000	11,464
New York City NY Transitional Finance Authority
Revenue	4.000%	11/1/40	5,000	5,863
New York City NY Transitional Finance Authority
Revenue VRDO	1.180%	2/3/20	18,190	18,190
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26	27,000	33,997
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	5,940
New York City Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/35	15,000	19,087
New York City Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/36	18,000	22,794
New York City Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/37	35,000	44,178
5 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.200%	2/3/20 LOC	10,055	10,055
New York Convention Center Development
Corp. Revenue	0.000%	11/15/34	5,500	3,942
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	14,131
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	14,000	15,175
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	21,230	29,913
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	34,225	35,289
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	22,625	23,423
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	9,000	9,317
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	20,730	21,461
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	24,500	25,364
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/21 (Prere.)	8,000	8,572
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	19,000	20,341
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	1,500	1,614
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	12,125	13,046
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	3,850	4,142
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	17,180
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	8,425	9,339
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	10,000	11,085
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	13,665	15,276
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	12,735	14,236

New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	1,370	1,560
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	2,300	2,619
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	1,695	1,930
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	5,520	6,285
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	5,480	6,239
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	12,705	14,443
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	5,035	5,775
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	42,000	48,173
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,675	7,407
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	10,020	11,888
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,680	7,421
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	11,500	14,041
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	31,050	34,466
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	7,045	8,793
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,744
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	5,400	5,991
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	4,000	4,993
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	2,150	2,737
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	20,500	25,395
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,515	5,786
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	15,000	16,620
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,585	4,475
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	9,575	12,149
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	5,000	6,218
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	10,260	11,361
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	24,310	30,585
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	5,500	6,719
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/31	60,000	70,093

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	7,000	8,178
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	50,000	58,157
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	13,055	14,648
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,000	5,823
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	19,605	21,970
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/37	1,000	1,141
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	5,525	5,571
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	7,245	7,795
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	11,530	12,406
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	6,125	6,590
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	10,360	11,147
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	10,910	11,739
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	11,415	12,282
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	3,195	3,438
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	4,790	5,154
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	2,000	2,156
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	10,500	11,321
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	3/1/22	48,000	51,945
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,805	7,290
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,210	10,934
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	15,045	19,022
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/32	8,000	6,099
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/32	4,000	4,666
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	27,000	31,370
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	10,900	13,522
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	11,445	14,180
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	5,000	6,300
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	59,800	73,812

New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	23,175	23,217
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	97,045	103,002
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22 (Prere.)	2,000	2,236
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,773
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	18,000	18,023
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/20 (Prere.)	5	5
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/20 (ETM)	5	5
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/20	13,275	13,553
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,010	10,236
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,045
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/20 (Prere.)	3,925	3,993
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/20 (Prere.)	4,330	4,406
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	2,000	2,120
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	2,320	2,460
New York State Dormitory Authority Revenue	5.000%	1/15/26	1,600	1,980
New York State Dormitory Authority Revenue	5.000%	7/1/26	1,650	2,076
New York State Dormitory Authority Revenue	5.000%	10/1/26 (4)	3,000	3,784
New York State Dormitory Authority Revenue	5.000%	1/15/27	3,910	4,959
New York State Dormitory Authority Revenue	5.000%	7/1/27	1,785	2,302
New York State Dormitory Authority Revenue	5.000%	10/1/27 (4)	2,590	3,254
New York State Dormitory Authority Revenue	5.000%	10/1/28 (4)	2,430	3,042
New York State Dormitory Authority Revenue	5.000%	10/1/29 (4)	2,145	2,674
New York State Dormitory Authority Revenue	3.000%	10/1/31	16,380	17,562
New York State Dormitory Authority Revenue	5.000%	10/1/31 (4)	1,315	1,628
New York State Dormitory Authority Revenue	5.000%	3/15/32	12,525	15,998
New York State Dormitory Authority Revenue	3.000%	10/1/32	14,180	15,110
New York State Dormitory Authority Revenue	5.000%	10/1/32 (4)	1,000	1,235
New York State Dormitory Authority Revenue	5.000%	3/15/35	38,335	48,626
New York State Dormitory Authority Revenue	5.000%	3/15/36	26,845	34,373
New York State Dormitory Authority Revenue	5.000%	7/1/39	4,020	5,077
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20 (Prere.)	215	219
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	4,785	4,866
New York State Dormitory Authority Revenue
(City University System) VRDO	0.910%	2/7/20 LOC	31,615	31,615
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/20	6,485	6,597

New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/21	3,500	3,707
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/21 (Prere.)	1,070	1,134
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/21 (Prere.)	1,625	1,726
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/21 (Prere.)	1,200	1,276
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24	9,355	10,975
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	6,500	7,764
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29	10,000	11,891
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30	4,500	5,329
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	12,000	14,134
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	1/1/22 (Prere.)	1,500	1,619
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	1/1/22 (Prere.)	1,000	1,079
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	1/1/22 (Prere.)	1,000	1,079
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20 (ETM)	10	10
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/26	5,850	7,179
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/27	3,750	4,691
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/28	2,125	2,706
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/20 (Prere.)	3,640	3,701
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,524
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/26	4,080	5,134
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/34	15,010	18,525
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/35	17,500	21,568
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	9,000	11,075
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/38	7,500	8,398
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	30	30
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	10	10
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	20
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	25	25

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/18/20 (Prere.)	990	991
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	36,455	37,996
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	11,990	12,005
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	7,895	8,549
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	33,540	36,317
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	920	997
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	3,835	4,158
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	1,340	1,453
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	56,335	60,999
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,020	7,698
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	25,140	28,228
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	35,015	39,432
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	8,605	9,690
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	25,500	28,524
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	36,095	42,023
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24 (Prere.)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	4,695	5,091
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	6,940	7,761
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	20,080	24,232
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	10,015	11,651
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	46,485	57,700
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	30,480	36,585
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	19,540	21,182
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	18,445
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	2,705
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	10,300	11,515
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/27 (Prere.)	15	18

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	10,045	11,677
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	20,000	23,945
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	21,020	26,733
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	3/15/27	12,000	13,947
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	32,057
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	15,120	18,145
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	7,000	8,356
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	31,695	40,066
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	26,142
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	11,580	13,863
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	14,505	18,047
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	9,995	11,585
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	39,050	49,166
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	26,131
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	10,015	11,607
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	18,905	20,442
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	10	10
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	20,740	24,098
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	33,436
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	53,000	59,045
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	17,240	18,691
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	1,765	2,191
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	7,500	8,102
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/33	57,500	66,252
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	1,070	1,155
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,135	10,974
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	34,000	39,084
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	20,000	26,471

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	36,795	42,592
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	31,985	36,671
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	44,000	57,937
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	17,080	20,996
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/36	18,000	21,524
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	5,440	6,672
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	9,340	11,480
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/38	13,305	15,762
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	2,990	3,651
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/39	10,000	11,812
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/40	13,000	15,298
New York State Dormitory Authority Revenue
(Personal Income Tax) VRDO	1.000%	2/7/20	9,300	9,300
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.900%	2/7/20 LOC	95	95
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (Prere.)	6,610	6,796
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (Prere.)	15,575	16,664
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (Prere.)	18,485	19,777
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (Prere.)	4,435	4,745
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,336
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	800	856
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	390	400
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	780	832
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	500	555
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	950	1,013
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23 (4)	1,035	1,144
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	1,250	1,382
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,290	6,946
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,655
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	1,000	1,106

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	7,595	8,409
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,102
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,000	1,106
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,776
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	65	69
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	750	828
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	475	523
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27	500	552
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	200	220
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28	425	469
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29	500	551
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/28	1,775	2,261
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	1,545	1,960
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/22	9,280	10,150
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	10,865	11,874
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	3,015	3,294
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/30	1,000	1,093
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/26	1,085	1,337
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/27	2,500	3,106
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/35	3,000	3,623
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/36	2,010	2,421
3 New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	16,000	16,731
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	19,555	21,252
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	2,730	3,077
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	14,895	17,411
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	35,000	42,315
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	12,885	15,578
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/29	1,820	2,376

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	5,140	6,600
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	51,000	63,796
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	6,000	7,434
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	17,625	21,803
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	27,610	33,249
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	32,995	40,738
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	32,000	38,492
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	14,260	17,673
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	18,500	23,405
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	37,165	45,924
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	22,500	28,390
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	18,835	23,219
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	5,000	6,260
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp.)	3.500%	10/1/29	20,000	23,366
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.)
PUT	3.000%	7/1/25	20,000	21,790
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/21	4,370	4,620
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/23	2,345	2,673
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	5,060	5,752
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	10,000	10,564
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	12,107
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	18,829
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	16,230	17,130

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	3,873
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,040	6,403
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	15,655	19,806
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	4,375	5,609
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	8,000	10,084
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	7,170	9,173
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	9,500	11,925
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	5,420	6,917
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	9,500	11,874
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	6,830	8,706
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/37	4,745	5,892
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/37	9,960	12,630
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	11
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	3,657
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	6,355
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,522

New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	6,474
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	5,595
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	1,931
New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.450%	9/15/69	95,350	98,790
New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.625%	9/15/69	14,640	15,209
New York State Thruway Authority Revenue	5.000%	1/1/22 (Prere.)	21,195	22,894
New York State Thruway Authority Revenue	5.000%	1/1/22 (Prere.)	7,000	7,561
New York State Thruway Authority Revenue	5.000%	1/1/26	1,945	2,399
New York State Thruway Authority Revenue	5.000%	1/1/34	4,100	4,932
New York State Thruway Authority Revenue	5.000%	1/1/35	3,000	3,603
New York State Thruway Authority Revenue	5.000%	1/1/36	4,025	4,824
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	18,600	19,474
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	14,135
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	22,175	23,202
New York State Urban Development Corp.
Revenue	5.000%	3/15/27	3,125	3,810
New York State Urban Development Corp.
Revenue	5.000%	3/15/35	28,920	35,732
New York State Urban Development Corp.
Revenue	5.000%	3/15/36	44,080	54,335
New York State Urban Development Corp.
Revenue	5.000%	3/15/37	46,400	57,059
New York State Urban Development Corp.
Revenue	5.000%	3/15/38	7,000	9,022
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	10,512
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	6,165	6,697
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	18,745	20,364
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	23,028
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	11,290	12,718
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	35,535	41,489
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	60,930
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	22,505	27,997
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	19,264
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	22,536
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	6,015	7,439

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	24,055	29,664
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	12,550	14,084
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	10,000	11,222
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	15,577
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	6,000	7,336
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	31,431
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	17,941
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	10,447
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	30,000	36,206
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	31,328
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	34,601
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	30,025	36,049
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	7,620	9,129
New York State Urban Development Corp.
Revenue VRDO	0.950%	2/7/20	16,105	16,105
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,250	1,481
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/31	27,175	32,910
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/32	3,585	4,553
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	4,000	5,171
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	1,000	1,167
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	15,990	21,184
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	11,515	15,255
Port Authority of New York & New Jersey
Revenue	5.000%	11/1/33	4,300	5,717
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	4,025	5,177
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	8,545	11,249
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	4,820	6,345
Port Authority of New York & New Jersey
Revenue	5.000%	11/1/34	2,800	3,699
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/34	4,805	6,062
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/35	5,025	6,433

Port Authority of New York & New Jersey
Revenue	5.000%	9/1/35	2,000	2,619
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	7,000	8,422
Port Authority of New York & New Jersey
Revenue	5.000%	11/1/35	3,000	3,942
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	4,500	5,737
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	8,710	11,346
Port Authority of New York & New Jersey
Revenue	5.000%	11/1/36	5,000	6,534
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/37	9,300	11,066
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/37	5,000	6,344
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/38	6,020	7,774
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	3,700	4,765
5 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.950%	2/7/20	2,525	2,525
5 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.960%	2/7/20	6,900	6,900
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	26,150
5 Port Authority of New York & New Jersey TOB
VRDO	0.960%	2/7/20	4,300	4,300
Suffolk County NY GO	5.000%	5/15/21 (4)	9,280	9,747
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/25	12,000	14,121
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	6,050	7,269
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/27	10,430	12,781
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	7,190	8,768
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/29	8,250	10,007
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/31	10,000	12,009
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/32	8,445	10,108
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/33	5,000	5,965
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/35	5,000	5,932
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	15,000	16,218
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	15,000	16,218
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	11,000	12,714
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	8,185	10,339

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	10,000	12,528
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	28,665	22,187
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/32	14,270	17,809
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,000	3,732
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	5,210	6,482
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	14,900	18,280
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	8,350	10,232
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	2,500	3,097
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	11,000	13,626
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	2,045	2,468
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	3,460	4,176
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	6,065	7,421
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	16,745	20,695
2 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)
Series 2020A	5.000%	9/1/28	2,500	3,120
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	2,550	2,609
2 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)
Series 2020A	5.000%	9/1/30	2,575	3,313
2 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)
Series 2020A	5.000%	9/1/31	2,000	2,571
2 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)
Series 2020A	5.000%	9/1/32	2,870	3,674
2 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)
Series 2020A	5.000%	9/1/33	2,500	3,192
2 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)
Series 2020A	5.000%	9/1/35	2,000	2,540
2 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)
Series 2020A	5.000%	9/1/38	1,275	1,602
2 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)
Series 2020A	5.000%	9/1/39	1,155	1,447
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	4,535	4,643
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	33,000	38,118

Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	5,140	5,908
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	20,825	25,454
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	24,870	30,649
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	38,500	46,861
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	15,010	18,476
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	50,905	61,839
3 Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	30,000	36,375
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	254
Westchester County NY GO	5.000%	7/1/21 (ETM)	335	355
Westchester County NY GO	4.000%	7/1/29	5,920	7,217
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	870	903
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	1,935	2,043
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	130	135
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	2,600	3,027
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32	2,375	2,759
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33	2,965	3,439
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/25	1,505	1,747
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/27	4,405	5,271
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/28	3,000	3,556
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/29	4,490	5,273
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/30	4,645	5,401
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/31	2,740	3,152
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/32	2,160	2,475
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/34	2,525	2,869
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/35	3,685	4,166
				11,637,008
North Carolina (0.8%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/20	5,280	5,351
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/21	1,330	1,394
Cary NC Combined Utility Systems Revenue	5.000%	12/1/30	1,010	1,295
Cary NC Combined Utility Systems Revenue	4.000%	12/1/32	1,430	1,689
Cary NC Combined Utility Systems Revenue	4.000%	12/1/33	3,090	3,637
Cary NC Combined Utility Systems Revenue	4.000%	12/1/34	3,000	3,511

Cary NC Combined Utility Systems Revenue	4.000%	12/1/35	2,500	2,909
Charlotte NC Airport Revenue	5.000%	7/1/27	3,470	4,432
Charlotte NC Airport Revenue	5.000%	7/1/28	2,200	2,793
Charlotte NC Airport Revenue	5.000%	7/1/29	2,230	2,820
Charlotte NC Airport Revenue	5.000%	7/1/29	1,155	1,346
Charlotte NC Airport Revenue	5.000%	7/1/30	3,100	3,901
Charlotte NC Airport Revenue	5.000%	7/1/31	1,690	2,119
Charlotte NC Airport Revenue	4.000%	7/1/32	1,000	1,163
Charlotte NC Airport Revenue	4.000%	7/1/33	2,465	2,854
Charlotte NC Airport Revenue	5.000%	7/1/33	1,660	2,072
Charlotte NC Airport Revenue	5.000%	7/1/36	1,840	2,282
Charlotte NC GO	5.000%	7/1/22	3,305	3,633
Charlotte NC GO	5.000%	7/1/23	3,355	3,687
Charlotte NC GO	5.000%	7/1/29	2,500	2,934
Charlotte NC GO	5.000%	6/1/31	2,305	3,059
Charlotte NC GO	5.000%	6/1/32	4,160	5,501
Charlotte NC GO	5.000%	6/1/33	5,940	7,826
Charlotte NC GO	5.000%	6/1/34	2,370	3,116
Durham Capital Financing Corp. North Carolina
Limited Obligation Revenue	5.000%	6/1/23 (Prere.)	3,210	3,640
Guilford County NC GO	5.000%	3/1/22	3,230	3,505
Mecklenburg County NC GO	5.000%	2/1/21	1,435	1,494
Mecklenburg County NC GO	5.000%	12/1/27	2,585	3,263
Mecklenburg County NC GO	5.000%	4/1/29	5,000	6,003
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/28	4,000	4,832
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/35	1,500	1,774
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/36	1,250	1,475
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/26	3,285	4,134
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,260	4,350
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	28,585	28,872
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	15,539
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	14,188
North Carolina GAN	5.000%	3/1/21	2,085	2,176
North Carolina GAN	5.000%	3/1/24	13,000	15,113
North Carolina GAN	5.000%	3/1/25	19,100	22,904
North Carolina GAN	5.000%	3/1/27	5,955	7,083
North Carolina GAN	5.000%	3/1/29	15,000	17,720
North Carolina GO	5.000%	6/1/21	5,665	5,976
North Carolina GO	4.000%	5/1/23	39,470	43,458
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	9,162
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,090
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,504

North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group) VRDO	1.000%	2/7/20	39,035	39,035
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,275	1,519
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,020	2,397
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group)	5.000%	12/1/27	2,215	2,798
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group)	5.000%	12/1/28	2,695	3,461
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group)	5.000%	12/1/29	1,400	1,779
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group)	5.000%	12/1/30	1,445	1,827
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/27	4,000	4,395
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,630	13,787
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,420	1,439
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,066
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,020	5,085
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/23	1,825	1,984
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/25	1,035	1,122
North Carolina Medical Care Commission
Retirement Facilities Revenue (Galloway
Ridge Inc.)	5.000%	1/1/28	795	947
North Carolina Medical Care Commission
Retirement Facilities Revenue (Galloway
Ridge Inc.)	5.000%	1/1/29	565	674
North Carolina Medical Care Commission
Retirement Facilities Revenue (Galloway
Ridge Inc.)	5.000%	1/1/30	655	779
North Carolina Medical Care Commission
Retirement Facilities Revenue (Galloway
Ridge Inc.)	5.000%	1/1/31	625	741
North Carolina Medical Care Commission
Retirement Facilities Revenue (Galloway
Ridge Inc.)	5.000%	1/1/39	1,225	1,423
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/27	175	201

North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/29	635	728
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/31	650	741
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/32	500	569
North Carolina Revenue	5.000%	5/1/24	13,295	15,560
North Carolina Revenue	5.000%	5/1/25	7,930	9,590
North Carolina Revenue	5.000%	5/1/26	7,525	9,365
North Carolina Revenue	5.000%	5/1/29	25,105	31,784
North Carolina State University at Raleigh
General Revenue	5.000%	10/1/25	2,655	3,045
North Carolina Turnpike Authority Revenue	5.000%	1/1/25	1,815	2,135
North Carolina Turnpike Authority Revenue	5.000%	1/1/26 (4)	2,015	2,440
North Carolina Turnpike Authority Revenue	5.000%	1/1/27	2,775	3,424
North Carolina Turnpike Authority Revenue	5.000%	1/1/28 (4)	2,500	3,082
North Carolina Turnpike Authority Revenue	5.000%	1/1/28	3,250	4,082
North Carolina Turnpike Authority Revenue	5.000%	1/1/29 (4)	2,600	3,194
North Carolina Turnpike Authority Revenue	5.000%	1/1/29	3,180	4,061
North Carolina Turnpike Authority Revenue	5.000%	1/1/30	7,000	8,882
North Carolina Turnpike Authority Revenue	5.000%	1/1/35 (4)	10,000	12,567
North Carolina Turnpike Authority Revenue	4.000%	1/1/39	22,125	25,076
University of North Carolina at Charlotte
Revenue	4.000%	10/1/33	1,000	1,154
University of North Carolina at Charlotte
Revenue	4.000%	10/1/34	1,250	1,440
University of North Carolina at Charlotte
Revenue	4.000%	10/1/35	1,100	1,262
University of North Carolina at Greensboro
Revenue	4.000%	4/1/34	3,000	3,475
University of North Carolina at Greensboro
Revenue	4.000%	4/1/36	1,385	1,594
Wake County NC GO	5.000%	3/1/20	9,340	9,369
Wake County NC GO	5.000%	3/1/21	5,260	5,494
Wake County NC GO	5.000%	3/1/22	9,000	9,771
Wake County NC GO	5.000%	3/1/23	22,000	24,777
Wake County NC GO	5.000%	3/1/24	5,000	5,832
Wake County NC Limited Obligation Revenue	5.000%	12/1/20	6,740	6,970
Wake County NC Limited Obligation Revenue	5.000%	9/1/25	3,980	4,864
Wake County NC Public Improvement GO	5.000%	9/1/21	2,400	2,556
				613,921
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,584
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,056
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,373
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/25	3,000	3,563
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/26	5,060	6,134
North Dakota Public Finance Authority Revenue
(Revolving Fund Program)	5.000%	10/1/33	2,500	2,931

Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/29	2,000	2,425
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/30	1,800	2,168
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/31	1,800	2,154
				23,388
Ohio (3.3%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	7,500	8,076
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/27	1,340	1,656
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/28	1,210	1,490
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/29	1,315	1,613
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/31	1,000	1,218
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/34	3,540	4,287
Akron OH Income Tax Revenue	4.000%	12/1/28	750	878
Akron OH Income Tax Revenue	4.000%	12/1/29	800	929
Akron OH Income Tax Revenue	4.000%	12/1/30	890	1,026
Akron OH Income Tax Revenue	4.000%	12/1/31	480	552
Akron OH Income Tax Revenue	4.000%	12/1/32	745	855
Akron OH Income Tax Revenue	4.000%	12/1/33	580	664
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27	5,830	6,365
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/31	2,125	2,488
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/32	1,650	1,926
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/33	1,150	1,335
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	30,000	30,741
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	18,865	20,333
5 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	1.090%	2/7/20	5,125	5,125
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/26	12,395	15,297
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/27	11,415	14,400
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/28	6,010	7,639
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/29	11,050	13,973
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/30	5,000	6,283

Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/36	5,750	6,505
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	10,000	11,278
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/38	3,600	4,050
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20 (Prere.)	11,430	11,444
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20 (Prere.)	15,000	15,019
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/22 (Prere.)	2,375	2,571
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/22 (Prere.)	6,120	6,656
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,839
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/32	13,480	14,497
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,555	10,568
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/26	8,480	10,395
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/29	3,845	4,895
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/30	1,875	2,125
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/31	1,565	1,767
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/32	1,850	2,079
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/34	4,620	5,705
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/35	3,000	3,696
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/37	4,245	5,203
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	2,335	2,852
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group	5.000%	12/1/30	1,040	1,290
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/25	2,035	2,464
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/26	2,410	2,988
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/27	1,800	2,278
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/28	1,895	2,373
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/31	1,105	1,367
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	4.000%	12/1/32	2,000	2,234

Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/26	2,985	3,694
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/27	2,025	2,555
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/37	5,715	6,931
Cincinnati OH City School District GO	5.250%	6/1/20 (Prere.)	3,810	3,864
Cincinnati OH City School District GO	5.250%	6/1/20 (Prere.)	3,180	3,225
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,080	7,335
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,163
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,030	11,243
Cincinnati OH GO	5.000%	12/1/26	1,270	1,603
Cincinnati OH GO	5.000%	12/1/27	845	1,091
Cincinnati OH GO	4.000%	12/1/28	1,060	1,265
Cincinnati OH GO	4.000%	12/1/31	750	878
Cincinnati OH GO	4.000%	12/1/32	800	934
Cincinnati OH GO	4.000%	12/1/33	2,150	2,505
Cincinnati OH Water System Revenue	4.000%	12/1/28	2,000	2,412
Cincinnati OH Water System Revenue	4.000%	12/1/29	1,300	1,560
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/33	1,395	1,609
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/35	1,770	2,025
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/36	3,605	4,113
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/37	2,325	2,635
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,815	2,026
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	1,075	1,240
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	5,035	5,786
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	4,800	5,516
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	10,035	11,532
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,844
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,050	1,165
Cleveland OH Municipal School District GO	5.000%	12/1/28	3,730	4,204
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,400	2,589
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,500	2,696
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,250	2,427
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/29	5,000	5,346
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30	5,225	5,585
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/31	8,640	9,223
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/32	9,060	9,665
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/31	3,175	3,626
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/32	3,340	3,808
Columbus OH City School District GO	0.000%	12/1/27 (4)	14,060	12,449
Columbus OH City School District GO	0.000%	12/1/29 (4)	11,170	9,363
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/30	5,110	6,309
Columbus OH GO	5.000%	2/15/21	7,220	7,527

Columbus OH GO	5.000%	2/15/22	3,025	3,278
Columbus OH GO	4.000%	4/1/23	16,630	18,251
Columbus OH GO	5.000%	7/1/24	5,790	6,823
Columbus OH GO	4.000%	8/15/24	3,570	4,062
Columbus OH GO	5.000%	8/15/24	10,325	12,217
Columbus OH GO	5.000%	7/1/25	1,260	1,534
Columbus OH GO	4.000%	4/1/26	16,170	19,116
Columbus OH GO	4.000%	8/15/27	7,500	8,674
Columbus OH GO	5.000%	4/1/39	7,950	10,173
Columbus OH GO	5.000%	4/1/40	5,050	6,445
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/20 (Prere.)	1,325	1,370
Columbus OH Sewer Revenue	5.000%	6/1/29	12,020	14,880
Columbus OH Sewer Revenue	5.000%	6/1/30	10,310	12,732
Columbus OH Sewer Revenue	5.000%	6/1/32	3,420	4,199
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	7,236
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	7,547
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/23 (Prere.)	1,500	1,728
Cuyahoga County OH GO	3.000%	12/1/31	2,500	2,708
Cuyahoga County OH GO	3.000%	12/1/32	2,000	2,160
Cuyahoga County OH GO	3.000%	12/1/33	4,330	4,648
Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,545
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/26	3,000	3,545
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/27	2,845	3,424
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	4.000%	2/15/29	1,000	1,103
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/30	7,145	8,513
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/32	5,385	6,376
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/37	16,500	19,331
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,788
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,374
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,725	4,411
Cuyahoga OH Community College District GO	4.000%	12/1/31	2,000	2,286
Cuyahoga OH Community College District GO	4.000%	12/1/33	1,300	1,480
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	2,500	2,500
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	3,470	3,470
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	6,610	6,610
Dayton OH City School District GO	5.000%	11/1/21	9,210	9,849
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,095
Dublin OH City School District GO	4.000%	12/1/31	4,250	5,127
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	11,000	11,723
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	6,000	6,196

Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/25	315	376
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/27	625	770
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	7,000	8,254
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	835	1,043
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/29	5,050	5,941
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	8,640	10,150
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/31	10,000	11,727
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/31	800	992
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/32	10,000	11,717
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/32	665	818
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/33	10,000	11,686
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/34	1,000	1,214
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/36	1,360	1,641
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/37	640	772
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/38	1,635	1,961
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.950%	2/7/20	37,040	37,040
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/29	1,135	1,438
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/30	2,645	3,330
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/32	1,775	2,221
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/32	1,160	1,528
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/33	1,535	2,017
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/34	1,000	1,310
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/35	1,000	1,306
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/36	1,500	1,954
Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,542
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/25	1,125	1,287
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/26	700	818

Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/27	1,225	1,359
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/31	1,500	1,725
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,635	1,904
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/36	1,325	1,505
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/26	2,500	2,917
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	11/15/41	12,000	17,487
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/33	8,115	9,970
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/34	11,540	14,141
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/35	13,965	17,052
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/36	12,955	15,760
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,375	3,895
Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,410	4,060
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	20,970	23,439
Kent State University Ohio Revenue	5.000%	5/1/22 (Prere.)	1,000	1,091
Kent State University Ohio Revenue	5.000%	5/1/22 (Prere.)	1,750	1,909
Kent State University Ohio Revenue	5.000%	5/1/22 (Prere.)	4,000	4,364
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/25	2,675	3,186
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/26	1,170	1,387
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/28	2,255	2,646
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/29	1,745	2,038
Lancaster OH Port Authority Gas Supply
Revenue PUT	5.000%	2/1/25	14,400	16,886
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	4,245	4,549
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/21 (Prere.)	6,000	6,509
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	7,675	8,102
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/34	1,500	1,876
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/35	1,500	1,871
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/36	1,320	1,642
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/37	3,500	4,340
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/38	2,905	3,590
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/39	1,750	2,158

Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,124
Miami Valley OH Career Technology Center GO	5.000%	12/1/31	1,700	2,162
Miami Valley OH Career Technology Center GO	5.000%	12/1/32	750	951
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/29	10,175	13,082
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/30	10,680	13,598
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/31	8,500	10,769
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/32	11,600	14,625
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/33	6,290	7,898
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/34	5,000	6,263
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/35	12,295	15,355
Montgomery County OH Hospital Revenue
(Premier Health Partners)	3.000%	11/15/36	5,285	5,430
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/37	15,300	18,974
Montgomery County OH Hospital Revenue
(Premier Health Partners)	4.000%	11/15/38	7,500	8,444
Montgomery County OH Hospital Revenue
(Premier Health Partners)	4.000%	11/15/39	6,470	7,263
Northeast Ohio Regional Sewer District
Revenue	3.000%	11/15/33	8,350	9,100
Northeast Ohio Regional Sewer District
Revenue	3.000%	11/15/34	5,000	5,435
Ohio Adult Correctional Capital Facilities
Revenue	5.000%	10/1/31	2,400	3,292
Ohio Adult Correctional Capital Facilities
Revenue	5.000%	10/1/32	4,410	6,092
Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/21 (Prere.)	1,475	1,547
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	4.000%	10/1/22	2,250	2,432
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/37	3,000	3,677
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/37	5,080	6,423
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	4.000%	10/1/22	1,000	1,081
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	4.000%	10/1/22	1,805	1,951
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/23	1,000	1,145
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/23	3,505	4,015

Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/26	1,475	1,850
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/26	2,570	3,223
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/27	2,540	3,253
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/28	1,025	1,307
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/29	1,190	1,506
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/32	1,620	2,029
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/35	1,450	1,808
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	4.000%	2/1/22	5,670	6,015
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/23	2,075	2,323
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/23	5,375	6,017
Ohio Common Schools GO	5.000%	6/15/20	7,805	7,922
Ohio Common Schools GO	5.000%	3/15/29	3,805	4,415
Ohio Common Schools GO	5.000%	6/15/34	20,490	22,319
Ohio Common Schools GO VRDO	0.900%	2/7/20	940	940
Ohio GO	5.000%	4/1/21	4,440	4,651
Ohio GO	5.000%	9/15/22	4,080	4,515
Ohio GO	5.000%	11/1/22	11,100	12,348
Ohio GO	5.000%	2/1/24	4,685	5,437
Ohio GO	5.000%	5/1/24	11,385	13,325
Ohio GO	5.000%	9/15/24	12,250	14,517
Ohio GO	5.000%	2/1/25	9,655	11,579
Ohio GO	5.000%	5/1/25	9,340	11,290
Ohio GO	5.000%	5/1/25	19,650	23,798
Ohio GO	5.000%	11/1/25	7,825	9,627
Ohio GO	5.000%	2/1/26	12,660	15,670
Ohio GO	5.000%	8/1/26	25,360	31,837
Ohio GO	5.000%	9/1/26	10,000	12,580
Ohio GO	5.000%	11/1/26	7,080	8,944
Ohio GO	4.000%	2/1/27	8,220	8,826
Ohio GO	5.000%	2/1/27	11,595	14,287
Ohio GO	5.000%	5/1/27	5,040	6,267
Ohio GO	5.000%	9/15/27	2,410	3,100
Ohio GO	5.000%	11/1/27	6,635	8,571
Ohio GO	5.000%	8/1/28	19,025	24,984
Ohio GO	5.000%	5/1/30	13,500	14,685
Ohio GO	5.000%	6/15/30	2,000	2,185
Ohio GO	5.000%	3/1/31	7,840	9,801

Ohio GO	5.000%	6/15/31	5,775	7,636
Ohio GO	5.000%	3/1/32	8,230	10,266
Ohio GO	5.000%	5/1/32	15,080	18,887
Ohio GO	5.000%	11/1/32	3,500	4,173
Ohio GO	5.000%	3/1/33	8,645	10,757
Ohio GO	5.000%	5/1/33	3,000	3,838
Ohio GO	5.000%	6/15/33	16,465	20,117
Ohio GO	5.000%	3/1/34	9,075	11,273
Ohio GO	5.000%	5/1/34	3,250	4,144
Ohio GO	5.000%	3/1/35	8,530	10,575
Ohio GO	5.000%	5/1/35	9,500	11,824
Ohio GO	5.000%	6/15/35	19,795	24,038
Ohio GO	5.000%	3/1/36	10,005	12,375
Ohio GO	5.000%	3/15/36	5,000	5,725
Ohio GO	5.000%	6/15/36	18,000	21,814
Ohio GO	5.000%	3/1/37	10,505	12,963
Ohio GO	5.000%	5/1/37	19,940	24,695
Ohio GO	5.000%	3/1/38	9,030	11,107
Ohio GO VRDO	0.900%	2/7/20	800	800
Ohio Higher Education GO	5.000%	8/1/24	4,180	4,933
Ohio Higher Education GO	5.000%	5/1/31	1,300	1,554
Ohio Higher Education GO	5.000%	5/1/33	8,040	9,579
Ohio Higher Education GO	5.000%	5/1/36	6,060	7,203
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	4,500	4,829
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	1.160%	2/3/20	9,710	9,710
Ohio Higher Educational Facility Commission
Revenue (College of Wooster)	5.000%	9/1/34	1,505	1,893
Ohio Higher Educational Facility Commission
Revenue (College of Wooster)	5.000%	9/1/37	1,730	2,157
Ohio Highway Capital Improvements GO	5.000%	5/1/22 (Prere.)	10,220	11,162
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/30	2,200	2,798
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/31	1,500	1,898
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/33	2,615	3,280
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/34	7,825	9,121
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/36	3,000	3,480
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/40	3,460	4,017
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.160%	2/3/20	10,500	10,500
Ohio Infrastructure Improvement GO	5.000%	9/1/31	9,370	10,816
Ohio Infrastructure Improvement GO	5.000%	9/1/32	9,850	11,374
Ohio Infrastructure Improvement GO	5.000%	9/1/33	10,355	11,925
Ohio Infrastructure Improvement GO	5.000%	9/1/34	10,885	12,498
Ohio Infrastructure Improvement GO	5.000%	9/1/35	11,445	13,098
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/22	5,330	5,949
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	3,260	3,571

Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	4,150	4,795
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/25	9,040	11,117
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/26	22,340	28,189
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/27	9,150	11,796
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	23,250	28,836
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/29	15,800	19,515
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/27	3,150	3,745
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/28	3,310	3,920
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/29	3,475	4,111
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/36	5,980	7,613
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/37	5,000	6,341
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/25	1,020	1,226
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/31	2,450	3,123
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/32	2,200	2,795
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/33	1,610	2,037
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,535	3,546
Ohio State University General Receipts
Revenue VRDO	0.850%	2/7/20	4,700	4,700
Ohio State University General Receipts
Revenue VRDO	0.850%	2/7/20	5,960	5,960
Ohio State University General Receipts
Revenue VRDO	0.850%	2/7/20	1,890	1,890
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	7,195	7,204
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	1,750	1,752
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	9,000	9,013
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,230
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,366
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32	16,510	19,051
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/33	13,980	16,085
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	10,000	12,489
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/36	17,060	21,251
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/37	7,385	9,176
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	5,710
Ohio Water Development Authority Fresh Water
Revenue	5.000%	6/1/30	1,100	1,483
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/30	1,220	1,661
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/37	9,200	12,031

Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/38	13,500	17,600
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/39	6,000	7,800
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/23	5,875	6,787
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/35	8,250	10,866
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/36	13,945	18,312
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/37	17,500	22,885
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	5,330	5,728
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/24	3,475	4,082
Ohio Water Development Authority Pollution
Control Revenue (Water Quality) VRDO	0.920%	2/7/20	8,000	8,000
Ohio Water Development Authority Revenue	5.000%	6/1/25	10,000	12,131
Ohio Water Development Authority Revenue	5.000%	12/1/25	10,000	12,321
Ohio Water Development Authority Revenue	5.000%	12/1/26	4,500	5,697
Ohio Water Development Authority Revenue	5.000%	12/1/27	6,135	7,940
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	9,657
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/26	10,525	13,324
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/27	10,010	12,800
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/27	16,000	20,417
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/28	23,010	29,302
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/28	24,680	31,375
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,697
Ross County OH Hospital Revenue (Adena
Health System Obligated Group Project)	5.000%	12/1/39	5,000	6,223
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/31	2,175	2,469
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22 (Prere.)	6,385	6,987
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22 (Prere.)	1,000	1,094
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22	2,605	2,850
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/28	1,000	1,292
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	920	1,209
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,321
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	675	885
University of Cincinnati Ohio General Receipts
Revenue	4.000%	6/1/34	2,180	2,588
University of Cincinnati Ohio General Receipts
Revenue	4.000%	6/1/35	1,250	1,480

University of Cincinnati Ohio General Receipts
Revenue	4.000%	6/1/37	1,680	1,976
University of Cincinnati Ohio General Receipts
Revenue	4.000%	6/1/38	2,000	2,343
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	4.000%	7/1/35	1,215	1,377
				2,511,394
Oklahoma (0.4%)
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/26	785	925
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/27	1,500	1,796
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/28	1,750	2,090
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	5.000%	7/1/29	1,185	1,495
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/28	7,665	9,555
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/20	835	853
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/21	880	931
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/22	925	1,012
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/23	970	1,094
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/24	1,020	1,185
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/24	5,000	5,810
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/25	1,075	1,285
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/25	3,525	4,214
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/26	1,130	1,384
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/26	5,325	6,524
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/27	1,185	1,481
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/27	2,100	2,556
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	2,000	2,422
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/29	1,310	1,611
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/30	1,380	1,687
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/31	1,450	1,765
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/23	2,585	2,940
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/24	1,500	1,765
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25	3,000	3,520

Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	13,500	15,817
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/27	3,050	3,563
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/28	2,020	2,353
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/29	2,500	2,907
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/30	2,500	2,901
Oklahoma Capitol Improvement Authority
Facilities Revenue	4.000%	7/1/38	20,400	23,499
Oklahoma City OK GO	3.000%	3/1/23	3,985	4,237
Oklahoma City OK GO	4.000%	3/1/30	1,900	2,236
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/23	1,665	1,896
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/29	3,600	4,463
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/31	4,255	4,814
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	5,000	5,651
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	1,850	2,289
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/33	2,500	3,084
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/34	4,385	5,391
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/25	2,010	2,429
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/26	1,010	1,218
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/27	1,810	2,173
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/28	1,750	2,094
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/29	1,825	2,177
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/26	1,270	1,540
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/27	2,075	2,566
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/33	4,500	5,507
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/38	9,000	10,865
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/29	410	495
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/32	3,770	4,424
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/33	6,055	7,101

Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/33	1,500	1,788
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21 (Prere.)	1,160	1,204
Oklahoma Turnpike Authority Revenue	5.000%	1/1/26	9,215	11,353
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	10,135	12,810
Oklahoma Turnpike Authority Revenue	5.000%	1/1/34	2,500	3,087
Oklahoma Turnpike Authority Revenue	5.000%	1/1/35	3,550	4,373
Oklahoma Turnpike Authority Revenue	4.000%	1/1/38	2,300	2,629
Oklahoma Turnpike Authority Revenue	4.000%	1/1/39	3,350	3,819
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/24	3,770	4,445
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/25	6,450	7,828
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/25	1,000	1,162
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/26	350	411
Tulsa County OK Public Facilities Authority
Revenue	3.000%	6/1/28	1,000	1,079
Tulsa County OK Public Facilities Authority
Revenue	4.000%	10/1/28	10,805	12,569
Tulsa County OK Public Facilities Authority
Revenue	4.000%	10/1/29	11,370	13,094
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,000
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,353
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,108
University of Oklahoma Revenue	5.000%	7/1/32	680	716
				276,418
Oregon (0.9%)
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/33	11,905	14,862
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/37	16,370	20,238
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/28	3,500	4,458
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/29	3,000	3,804
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/30	2,245	2,831
Clackamas County OR School District No. 62C
Oregon City GO	5.000%	6/15/38	2,635	3,330
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/29	1,425	1,807
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/32	2,015	2,528
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/34	2,475	3,088
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/35	2,000	2,488
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/36	2,500	3,103
Deschutes County OR Administrative School
District No. 1 (Bend-La Pine) GO	3.000%	6/15/34	2,640	2,852
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/30	550	628
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,813

Lane County OR School District No. 4J
(Eugene) GO	3.000%	6/15/29	1,515	1,659
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/36	15,310	19,419
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/37	12,475	15,786
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/38	10,000	12,621
Marion County OR School District No. 103 GO
(Woodburn)	5.000%	6/15/30	2,000	2,407
Metro Oregon GO	5.000%	6/1/26	1,640	2,051
Multnomah and Clackamas Counties OR School
District GO	5.000%	6/15/26	2,015	2,514
Multnomah County OR School District GO	5.000%	6/15/21	36,255	38,291
Multnomah County OR School District GO	5.000%	6/15/29	9,480	11,390
Oregon Department of Administrative Services
COP	5.000%	11/1/20	50	50
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/21 (Prere.)	5,340	5,605
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	1,430	1,615
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	6,355	7,176
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	3,550	4,009
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	2,110	2,383
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/24	7,065	8,255
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	2,130	2,488
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	8,015	9,364
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	5,440	6,562
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/26	2,275	2,742
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/26	2,445	2,947
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/29	8,000	9,581
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/30	1,000	1,319
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/30	4,705	5,906
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/30	2,000	2,515
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	1,000	1,312
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	11,010	12,316
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	3,480	4,360
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	860	902
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	4,475	5,856

Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	5,560	6,214
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	3,920	5,114
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	5,545	6,190
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	4,000	4,987
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/34	2,115	2,749
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/34	2,595	3,230
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/35	1,630	2,112
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/35	4,000	4,969
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/36	2,000	2,578
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/36	1,670	2,070
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/38	3,215	4,115
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/24	3,115	3,713
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/26	9,090	11,481
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/27	2,020	2,403
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/28	5,500	6,542
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	9,500	11,284
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	3,000	3,555
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	2,500	2,963
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/37	17,810	23,253
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/38	15,000	19,523
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/39	18,000	23,344
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	7,610	7,687
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,705	8,107
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/32	4,000	4,830
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/33	4,000	4,814
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/22	1,000	1,110
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/23	1,250	1,434
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/26	1,810	2,102

Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/27	2,025	2,343
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/28	2,500	2,884
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/29	1,420	1,634
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/26	1,080	1,312
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/27	2,725	3,289
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/28	3,965	4,768
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/27	595	708
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/29	750	890
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/30	700	829
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/31	700	826
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/32	1,000	1,178
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/33	1,100	1,293
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/34	1,280	1,503
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/35	1,200	1,406
Oregon GO	5.000%	5/1/21 (Prere.)	1,570	1,651
Oregon GO	5.000%	5/1/21 (Prere.)	2,415	2,539
Oregon GO	5.000%	5/1/21 (Prere.)	5,165	5,430
Oregon GO	5.000%	5/1/21 (Prere.)	5,685	5,977
Oregon GO	5.000%	5/1/21 (Prere.)	3,370	3,543
Oregon GO	5.000%	5/1/21 (Prere.)	1,490	1,567
Oregon GO	5.000%	5/1/21 (Prere.)	2,460	2,586
Oregon GO	5.000%	5/1/21 (Prere.)	2,755	2,897
Oregon GO	5.000%	5/1/21 (Prere.)	2,890	3,039
Oregon GO	5.000%	5/1/21 (Prere.)	1,760	1,850
Oregon GO	5.000%	8/1/22	2,000	2,204
Oregon GO	5.000%	8/1/23	2,100	2,399
Oregon GO	5.000%	8/1/24	2,200	2,600
Oregon GO	5.000%	5/1/27	1,875	2,395
Oregon GO	5.000%	12/1/30	2,000	2,496
Oregon GO	5.000%	5/1/31	2,915	3,281
Oregon GO	5.000%	5/1/32	2,060	2,312
Oregon GO	5.000%	5/1/32	3,320	4,158
Oregon GO	5.000%	11/1/32	1,440	1,642
Oregon GO	5.000%	5/1/33	3,050	3,811
Oregon GO	5.000%	5/1/34	2,675	3,336
Oregon GO	5.000%	5/1/35	2,750	3,423
Oregon GO	5.000%	5/1/37	4,360	5,400
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,865	3,053
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	3,015	3,213
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	1,650	1,758

Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,050	2,184
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,585	2,754
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,725	2,904
Port of Portland OR International Airport
Revenue	5.000%	7/1/29	1,650	1,990
Port of Portland OR International Airport
Revenue	5.000%	7/1/30	1,000	1,203
Port of Portland OR International Airport
Revenue	5.000%	7/1/32	1,065	1,277
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,000	3,589
Port of Portland OR International Airport
Revenue	5.000%	7/1/38	10,535	12,532
Portland Community College District GO	5.000%	6/15/25	1,530	1,858
Portland Community College District GO	5.000%	6/15/26	1,150	1,437
Portland OR GO	5.000%	6/15/35	6,160	7,873
Portland OR GO	5.000%	6/15/36	5,950	7,590
Portland OR GO	5.000%	6/15/37	6,005	7,636
Portland OR GO	5.000%	6/15/39	5,045	6,374
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/26	1,165	1,450
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/27	1,920	2,435
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	9/1/37	2,160	2,703
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	9/1/38	1,025	1,279
Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/32	1,610	1,997
Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/33	2,310	2,859
Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/34	2,500	3,085
Tri-County Metropolitan Transportation District
of Oregon Revenue	3.000%	9/1/35	3,680	3,981
Washington & Clackamas Counties OR School
District No. 23J GO	5.000%	6/15/31	5,460	6,875
Washington & Clackamas Counties OR School
District No. 23J GO	5.000%	6/15/32	4,115	5,169
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/35	10,000	12,450
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/36	12,120	15,053
				678,664
Pennsylvania (4.9%)
Allegheny County PA GO	5.000%	11/1/25	7,625	9,328
Allegheny County PA GO	5.000%	11/1/29	12,040	14,909
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	1,290	1,353
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	2,720	2,853

Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/26	8,605	10,576
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/27	15,000	18,848
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/28	8,040	10,304
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/29	8,500	10,782
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/30	7,000	8,820
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/31	10,000	12,528
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/32	11,000	13,728
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/33	11,000	13,662
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/34	8,475	10,484
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/35	6,000	7,390
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/36	4,750	5,835
Allegheny County PA Hospital Development
Authority Revenue	4.000%	4/1/37	7,000	7,883
Allegheny County PA Hospital Development
Authority Revenue	4.000%	4/1/38	6,500	7,293
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/27	14,500	18,463
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/28	12,025	15,618
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/31	6,000	7,811
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/32	7,000	9,065
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/33	4,800	6,184
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/34	5,250	6,732
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/35	3,790	4,422
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center), 67% of 3M USD LIBOR +
0.720%	2.000%	2/1/21	3,030	3,031
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	17,857
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/23	3,725	4,291
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/24	2,530	3,012
Allentown PA City School District GO	5.000%	2/1/29 (15)	3,150	4,013

Allentown PA City School District GO	5.000%	2/1/30 (15)	4,270	5,467
Allentown PA City School District GO	5.000%	2/1/33 (15)	5,000	6,319
Allentown PA City School District GO	4.000%	2/1/35 (15)	2,500	2,876
Allentown PA City School District GO	5.000%	2/1/37 (15)	2,550	3,194
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	2,795	2,998
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,681
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	2,000	2,143
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/27	5,500	6,477
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,500	2,992
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,469
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	3,740	3,992
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,193
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/32	2,575	2,737
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.125%	5/1/32	2,500	2,841
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	1,200	1,273
Allentown PA School District GO	5.000%	6/1/33 (15)	1,545	1,843
Allentown PA School District GO	5.000%	6/1/34 (15)	2,000	2,382
Allentown PA School District GO	5.000%	6/1/37 (15)	1,500	1,775
Armstrong PA School District GO	5.000%	3/15/28 (15)	1,120	1,425
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/26	1,015	1,239
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/27	2,115	2,627
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/28	2,570	3,158
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/30	2,780	3,380
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/31	5,560	6,163
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/32	1,825	2,018
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/34	2,650	3,172
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/36	1,815	2,161
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/37	2,500	2,973

Bermudian Springs PA School District GO	5.000%	5/1/29 (4)	1,530	1,901
Bermudian Springs PA School District GO	5.000%	5/1/31 (4)	1,955	2,409
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/25 (4)	1,195	1,458
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/26 (4)	1,000	1,252
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/27 (4)	570	727
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	1,000	1,272
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/31	1,825	2,166
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/32	1,915	2,269
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/26	1,000	1,234
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/27	1,075	1,356
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/28	1,500	1,932
2 Centennial PA School District Bucks County GO	5.000%	12/15/30	1,530	1,910
2 Centennial PA School District Bucks County GO	5.000%	12/15/32	1,235	1,532
2 Centennial PA School District Bucks County GO	5.000%	12/15/36	1,500	1,837
2 Centennial PA School District Bucks County GO	5.000%	12/15/37	1,555	1,899
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/21 (Prere.)	12,500	13,519
Central Bucks County PA School District GO	5.000%	5/15/20 (ETM)	625	632
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation
Obligated Group)	3.000%	11/1/29	1,465	1,518
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/31	1,350	1,693
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/34	2,100	2,600
5 Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)
VRDO	1.200%	2/7/20 TOB	28,210	27,880
Coatesville PA School District GO	5.000%	8/1/24 (4)	5,385	6,232
Coatesville PA School District GO	5.000%	8/1/25 (4)	4,045	4,816
Colonial PA School District GO	5.000%	2/15/36	1,000	1,232
Colonial PA School District GO	5.000%	2/15/37	1,000	1,229
Colonial PA School District GO	5.000%	2/15/38	1,560	1,911
Colonial PA School District GO	5.000%	2/15/39	1,350	1,650
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	3,990
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22 (Prere.)	7,000	7,652
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22 (Prere.)	875	956
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	5,500	6,552
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/26	8,500	10,385

Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/27	750	930
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/27	3,500	4,364
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,000	1,264
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	12,235	15,538
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/29	1,000	1,287
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/29	4,000	5,051
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/30	3,000	3,763
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/34	1,875	2,324
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/35	4,100	5,062
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/39 (4)	5,000	5,642
Conestoga Valley PA School District GO	4.000%	2/1/27	250	295
Conestoga Valley PA School District GO	4.000%	2/1/28	535	633
Conestoga Valley PA School District GO	4.000%	2/1/30	425	495
Conestoga Valley PA School District GO	4.000%	2/1/31	500	580
Conestoga Valley PA School District GO	4.000%	2/1/32	325	375
Conestoga Valley PA School District GO	3.000%	2/1/35	2,115	2,246
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/29	1,525	1,845
Delaware County PA Authority University
Revenue (Villanova University)	4.000%	12/1/31	1,000	1,151
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	1.220%	2/3/20	27,550	27,550
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	2,035	2,558
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/37	3,500	4,323
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	4,850	5,353
Easton PA Area School District GO	4.000%	4/1/30	2,300	2,554
Easton PA Area School District GO	5.000%	2/1/31	1,500	1,893
Exeter Township PA School District GO	4.000%	5/15/28	4,215	4,983
Harrisburg PA School District GO	5.000%	11/15/26 (4)	4,560	5,675
Harrisburg PA School District GO	5.000%	11/15/27 (4)	1,410	1,793
Haverford Township PA School District GO	3.000%	3/1/35	3,925	4,161
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	6,730	8,370
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/28	1,430	1,771
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/29	1,385	1,709

Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/33	3,000	3,647
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/34	3,000	3,637
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	5,750	6,538
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/28	2,065	2,638
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) VRDO	0.950%	2/7/20 LOC	53,410	53,410
Luzerne County PA GO	5.000%	12/15/25 (4)	500	596
Luzerne County PA GO	5.000%	12/15/25 (4)	400	477
Luzerne County PA GO	5.000%	12/15/26 (4)	1,000	1,216
Luzerne County PA GO	5.000%	12/15/26 (4)	500	608
Luzerne County PA GO	5.000%	12/15/27 (4)	500	616
Luzerne County PA GO	5.000%	12/15/27 (4)	500	616
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/26 (4)	530	631
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/27 (4)	5,490	6,506
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/21	1,030	1,092
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/22	1,025	1,123
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/24	745	866
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/25	1,085	1,287
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/26	675	818
Middletown PA School District GO	5.000%	3/1/22 (Prere.)	3,030	3,285
Middletown PA School District GO	5.000%	3/1/22 (Prere.)	3,375	3,660
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	7,125	7,815
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	5,000	5,417
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	7,000	7,652
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	6,000	6,559
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	8,500	9,292
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/26	2,000	2,470
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/27	1,750	2,201

Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/27	2,165	2,723
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/28	2,020	2,586
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/28	2,250	2,880
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/29	1,370	1,784
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/29	4,125	5,269
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/30	1,520	1,971
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/30	4,000	5,083
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/31	4,500	5,809
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/33	3,995	5,131
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/34	3,000	3,498
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/35	2,000	2,325
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/36	1,500	1,739
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	8,000	8,789
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/24	4,665	5,264
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	7,840	9,076
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/26	7,435	8,674
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/27	3,500	4,066
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/29	3,850	4,441
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/31	8,350	9,587

Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/32	9,055	10,380
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	4,255	4,265
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	3,250	3,257
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	19,000	19,093
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	5.000%	12/1/27	1,385	1,630
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	5.000%	12/1/28	1,455	1,706
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,851
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	5,855	6,427
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.750%	7/1/35	6,925	7,572
Moon PA Area School District GO	4.000%	11/15/30 (4)	3,235	3,772
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/32	1,515	1,892
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/33	1,145	1,425
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/34	1,000	1,243
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/35	1,000	1,240
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/36	1,250	1,546
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/37	2,505	3,088
North Allegheny PA School District GO	4.000%	5/1/34	1,000	1,177
North Allegheny PA School District GO	4.000%	5/1/35	1,010	1,186
North Allegheny PA School District GO	4.000%	5/1/36	760	890
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/24	2,815	3,278
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/25	2,025	2,425
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/27	3,175	3,856
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/29	5,205	6,273
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/30	7,720	9,260
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/31	8,130	9,707

Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	11/1/39	1,195	1,344
Octorara PA Area School District GO	4.000%	4/1/28 (4)	1,000	1,192
Pennsylvania Economic Development Financing
Authority Governmental Lease Revenue
(Forum Place Project)	5.000%	3/1/22 (Prere.)	6,000	6,506
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	17,858
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,405	1,573
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,050	3,533
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,265	2,661
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/25	2,000	2,452
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,035	3,559
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/26	5,180	6,508
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,519
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/27	4,130	5,297
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/28	10,015	12,733
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	6,994
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	9,000	11,098
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/29	4,000	5,061
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	2,020	2,544
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	15,048
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/31	2,060	2,582
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	7,956
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/32	2,265	2,825
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,560
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	11,185
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/34	5,000	5,723
Pennsylvania GO	5.000%	6/1/21	20,000	21,096
Pennsylvania GO	5.000%	7/1/21	32,365	34,251
3 Pennsylvania GO	5.375%	7/1/21	4,950	5,264
Pennsylvania GO	5.000%	11/15/21 (Prere.)	4,705	5,051
Pennsylvania GO	5.000%	6/1/22	19,450	21,295
Pennsylvania GO	5.000%	4/1/23 (Prere.)	7,500	8,468
Pennsylvania GO	4.000%	7/1/23	13,000	14,352

Pennsylvania GO	5.000%	7/15/23	23,170	26,392
Pennsylvania GO	5.000%	8/15/23	43,000	49,121
Pennsylvania GO	5.000%	1/1/24	34,200	39,578
Pennsylvania GO	5.000%	7/15/24	46,000	54,210
3 Pennsylvania GO	5.000%	8/15/24	24,500	28,953
Pennsylvania GO	5.000%	3/15/25	7,000	8,400
Pennsylvania GO	5.000%	7/15/25	77,000	93,360
Pennsylvania GO	5.000%	1/1/26	35,000	42,941
Pennsylvania GO	5.000%	7/15/26	37,910	47,162
Pennsylvania GO	5.000%	9/15/26	24,500	30,549
Pennsylvania GO	5.000%	7/15/27	29,500	37,491
3 Pennsylvania GO	5.000%	9/15/27	15,375	19,009
3 Pennsylvania GO	5.000%	3/15/28	6,000	7,154
Pennsylvania GO	5.000%	7/15/28	43,000	55,728
Pennsylvania GO	4.000%	10/15/28	11,550	12,772
Pennsylvania GO	4.000%	1/1/29	54,785	63,254
3 Pennsylvania GO	4.000%	8/15/29 (4)	17,000	19,343
Pennsylvania GO	4.000%	6/15/30	24,400	26,931
3 Pennsylvania GO	4.000%	8/15/30 (4)	19,000	21,540
Pennsylvania GO	4.000%	3/1/33 (4)	40,000	46,405
Pennsylvania GO	4.000%	3/1/34 (4)	43,000	49,790
Pennsylvania GO	4.000%	3/1/35 (15)	18,900	21,834
Pennsylvania GO	4.000%	3/1/36	14,000	16,085
Pennsylvania GO	4.000%	3/1/37	8,000	9,167
Pennsylvania GO	4.000%	3/1/37 (15)	17,440	20,041
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20 (ETM)	2,560	2,649
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20 (Prere.)	1,830	1,894
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	8,500	9,551
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	10,000	11,213
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	1,745	1,915
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,184
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,369
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,559
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,812
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,831
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,240
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,236
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,213
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,340
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,227

Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,783
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/27	700	767
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/28	1,650	1,808
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/30	500	548
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/32	1,000	1,094
3 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	3/1/21 (Prere.)	2,405	2,512
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/23	8,220	9,447
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/24	7,040	8,362
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/25	5,070	6,218
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	9,550	11,648
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	4,625	5,641
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/35	4,500	5,384
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/27	2,040	2,591
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/28	1,510	1,911
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/34	6,500	7,509
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/35	5,000	5,763
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/36	1,245	1,472
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/36	7,630	8,772
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/37	2,220	2,615

5 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	0.960%	2/7/20	6,945	6,945
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	506
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,540
5 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.970%	2/7/20	6,540	6,540
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	4/1/20	1,265	1,273
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	4/1/21	1,545	1,612
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/21	4,630	4,859
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	15,000	18,631
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	600	741
Pennsylvania State University Revenue	5.000%	9/1/21	620	660
Pennsylvania State University Revenue	5.000%	9/1/21	1,400	1,491
Pennsylvania State University Revenue	4.000%	9/1/27	4,800	5,654
Pennsylvania State University Revenue	5.000%	9/1/28	5,040	6,288
Pennsylvania State University Revenue	5.000%	9/1/29	5,025	6,245
Pennsylvania State University Revenue	5.000%	9/1/30	1,780	2,208
Pennsylvania State University Revenue	5.000%	9/1/30	1,650	2,047
Pennsylvania State University Revenue	5.000%	9/1/34	5,125	6,434
Pennsylvania State University Revenue	4.000%	9/1/35	1,650	1,876
Pennsylvania State University Revenue	5.000%	9/1/35	4,400	5,511
Pennsylvania State University Revenue	5.000%	9/1/35	1,350	1,659
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/20 (Prere.)	4,010	4,162
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/20 (Prere.)	2,265	2,352
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	2,190	2,444
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	2,165	2,416
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	1,825	2,036
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/23	1,770	1,964
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	6/1/25	2,070	2,488
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	6/1/26	3,395	4,197
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/31	5,570	6,969
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/33	7,250	8,992

Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	2,215	2,733
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/36	3,970	4,887
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	6,295	7,722
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/23	3,015	3,457
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26	1,475	1,843
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27	1,850	2,301
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,250	1,293
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,500	1,551
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,335	1,381
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,035	1,070
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,500	1,551
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	1,710	1,772
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	4,015	4,161
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	1,790	1,860
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	5,985	6,218
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	2,225	2,313
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,955	6,976
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	27,855	32,320
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	11,910	14,189
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	37,930	45,187
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	3,040	3,713
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	10,250	12,402
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	35,485	43,331
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	35,000	43,507
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	3,865	4,841
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	2,320	2,801
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	1,270	1,584
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,085	6,344
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,275	6,432
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	4,145	5,307
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,230	1,550
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,775	2,212
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	9,365	11,672
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	5,140	6,269
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	3,500	4,353
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,178
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,267
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,040	1,306
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,030	3,633
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	7,635	9,280
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,353
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,330	1,676
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,340	1,674
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30	5,150	6,220
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,703
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	2,820	3,538
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,510	1,877
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31	7,110	8,579
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	29,957
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,447
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,095	3,872

	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	2,000	2,615
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	3,125	3,824
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	17,500	21,414
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	14,615	17,627
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	4,170
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,235	36,661
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,815
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,606
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	9,950	11,989
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,010	6,403
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,500	5,643
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,718
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	26,984
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,481
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,500	1,950
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	8,160	10,032
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,770	3,191
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,600	3,216
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,600	2,075
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	4,025	4,757
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	22,500	26,942
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	30,420	36,722
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,718
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/36	25,790	30,732
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	15,075	19,059
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	4,000	4,709
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	12,640	15,850
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,125	6,253
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,000	6,375
1,5 Pennsylvania Turnpike Commission Revenue
	TOB PUT	1.210%	2/3/20 (4)LOC	10,780	10,780
1	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.980%	1.920%	12/1/21	37,500	37,850
1	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 1.270%	2.210%	12/1/20	22,700	22,783
	Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,029
	Philadelphia PA Authority for Industrial
	Development Lease Revenue	5.000%	10/1/28	4,980	6,441
	Philadelphia PA Authority for Industrial
	Development Revenue (Alliance for Progress
	Charter School Inc. Project)	4.000%	6/15/29	765	800
	Philadelphia PA Authority for Industrial
	Development Revenue (Cultural &
	Commercial Corridors)	5.000%	12/1/26	5,025	6,085
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/24	6,500	7,546
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/25	7,925	9,502
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/26	12,860	15,347
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/27	6,750	8,026
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/28	3,525	4,172
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/29	2,500	2,937

Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/34	3,250	3,762
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/35	7,135	8,247
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/31	1,010	1,260
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/33	1,900	2,353
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/34	3,830	4,729
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/35	2,850	3,277
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/36	6,220	7,134
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/37	3,000	3,596
Philadelphia PA Gas Works Revenue	5.000%	10/1/21	7,265	7,738
Philadelphia PA Gas Works Revenue	5.000%	10/1/23	5,590	6,383
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	6,425	7,530
Philadelphia PA Gas Works Revenue	5.000%	10/1/24	2,390	2,816
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	2,525	3,059
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,750	2,169
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	1,000	1,194
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	1,500	1,839
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,470
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	3,500	4,308
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	6,820	8,369
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	5,000	6,122
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	2,875	3,513
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	1,595	1,945
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	770	937
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	1,400	1,696
Philadelphia PA GO	5.000%	8/1/23	7,310	8,301
Philadelphia PA GO	5.000%	8/1/29	5,000	5,955
Philadelphia PA GO	5.000%	8/1/34	2,640	3,239
Philadelphia PA GO	5.000%	8/1/37	1,370	1,668
Philadelphia PA GO VRDO	0.920%	2/7/20 LOC	1,000	1,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	1.150%	2/3/20	12,300	12,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	1.150%	2/3/20	8,085	8,085
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/25	5,920	6,891
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/26	15,155	17,988

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/27	6,885	8,319
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/28	2,670	3,205
Philadelphia PA School District GO	5.000%	9/1/21	6,300	6,445
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,270
Philadelphia PA School District GO	5.000%	9/1/25 (15)	19,955	24,084
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,752
Philadelphia PA School District GO	5.000%	9/1/29	2,010	2,591
Philadelphia PA School District GO	5.000%	9/1/30	3,135	4,018
Philadelphia PA School District GO	5.000%	9/1/31	2,960	3,779
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,471
Philadelphia PA School District GO	5.000%	9/1/32	4,200	5,345
Philadelphia PA School District GO	4.000%	9/1/36	2,500	2,865
Philadelphia PA School District GO	4.000%	9/1/39	2,400	2,723
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20	1,300	1,322
Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20 (Prere.)	3,000	3,061
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/23	2,410	2,693
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/23	2,030	2,308
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/24	3,800	4,467
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	5,510	6,430
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/26	7,155	8,957
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/26	1,175	1,474
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/27	3,875	4,963
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/27	1,585	2,034
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/28	1,625	2,067
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/29	4,665	5,894
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/30	5,925	7,436
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/31	5,750	7,186
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/33	1,300	1,613
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34	6,380	7,047
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	11,000	12,129
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/35	2,000	2,471
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/36	1,670	2,058
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/37	1,750	2,150
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/30 (4)	1,000	1,309
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/31 (4)	1,000	1,299
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/32 (4)	550	712
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/35 (4)	1,750	2,247
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/36 (4)	2,000	2,560
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/37 (4)	2,275	2,901
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/38 (4)	2,250	2,853
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/39 (4)	2,000	2,527
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,132
Pocono Mountain PA School District GO	4.000%	9/1/22 (4)	2,155	2,319
Reading PA School District GO	5.000%	3/1/26 (4)	1,235	1,499
Reading PA School District GO	5.000%	3/1/35 (4)	1,100	1,328

Reading PA School District GO		5.000%	3/1/36 (4)	1,250	1,505
Reading PA School District GO		5.000%	3/1/37 (4)	2,000	2,395
Rose Tree	PA Media School District GO	5.000%	4/1/26	2,990	3,691
Rose Tree	PA Media School District GO	5.000%	4/1/27	1,815	2,237
Rose Tree	PA Media School District GO	5.000%	4/1/28	1,665	2,043
Rose Tree	PA Media School District GO	5.000%	4/1/29	700	858
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)		5.000%	11/15/27	2,000	2,557
Scranton PA School District GO		5.000%	6/1/25	2,500	2,942
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
PUT		1.160%	2/3/20	21,540	21,540
Southeastern Pennsylvania Transportation
Authority Revenue		5.000%	3/1/20 (Prere.)	4,690	4,704
Southeastern Pennsylvania Transportation
Authority Revenue		5.000%	3/1/20 (Prere.)	3,845	3,857
Southeastern Pennsylvania Transportation
Authority Revenue		5.000%	3/1/27	1,410	1,414
Southeastern Pennsylvania Transportation
Authority Revenue		5.000%	3/1/28	1,155	1,159
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)		5.000%	5/15/20 (Prere.)	15,385	15,562
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)		5.000%	5/15/20 (Prere.)	2,440	2,468
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)		5.000%	5/15/20 (Prere.)	2,465	2,493
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)		5.000%	10/1/24 (15)	2,660	3,124
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)		5.000%	10/1/25 (15)	2,880	3,418
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)		5.000%	10/1/26 (15)	3,445	4,081
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)		5.000%	10/1/27 (15)	3,130	3,699
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)		5.000%	5/1/24	3,290	3,821
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)		5.000%	4/1/22	2,020	2,182
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)		5.000%	4/1/22 (Prere.)	1,365	1,485
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)		5.000%	6/1/24 (15)	21,000	24,184
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)		5.000%	6/1/25 (4)	9,505	11,334
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)		5.000%	6/1/26 (4)	31,500	38,316

State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	8,400	10,166
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/35	3,195	4,111
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/36	3,360	4,309
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/37	2,530	3,231
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/38	2,460	3,132
Unionville-Chadds Ford PA School District GO	5.000%	6/1/24	1,255	1,468
West Cornwall PA Healthcare Facilities
Revenue (Pleasant View Retirement
Community Obligated Group)	4.000%	12/15/28	1,375	1,492
West Cornwall PA Healthcare Facilities
Revenue (Pleasant View Retirement
Community Obligated Group)	5.000%	12/15/38	4,195	4,662
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	2,330	2,368
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,568
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/23 (Prere.)	15,000	17,132
Westmoreland County PA Municipal Authority
Revenue	4.000%	8/15/34 (15)	5,000	5,652
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,015	1,045
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,160	1,195
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,350	1,390
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,420	1,463
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,465	1,509
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	6,185	6,371
William Penn School District GO	4.000%	11/15/29 (15)	2,140	2,468
William Penn School District GO	3.000%	11/15/39 (15)	1,000	1,015
Woodland Hills PA School District GO	4.000%	9/1/36 (15)	1,290	1,481
Woodland Hills PA School District GO	4.000%	9/1/37 (15)	1,340	1,534
Woodland Hills PA School District GO	4.000%	9/1/38 (15)	1,395	1,592
Woodland Hills PA School District GO	4.000%	9/1/39 (15)	1,455	1,656
				3,746,862
Puerto Rico (0.3%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/29	5,000	5,381
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,385
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,657
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,190
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	10,000	10,559
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (3)(13)	5,300	5,556
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	5,121	4,652

Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	34,027	28,640
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	51,505	40,862
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	67,976	73,800
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	5,259	5,710
				223,392
Rhode Island (0.1%)
Narragansett RI Commission Wastewater
System Revenue	5.000%	2/1/37	11,000	12,841
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	9,805	10,482
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	3,610	3,859
Rhode Island & Providence Plantations GO	3.000%	5/1/32	8,170	8,891
Rhode Island & Providence Plantations GO	3.000%	5/1/33	8,420	9,120
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/28	515	621
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/32	650	772
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/35	1,575	1,860
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/37	500	587
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/27	2,000	2,454
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.500%	9/1/23 (Prere.)	6,000	6,957
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	6.000%	9/1/23 (Prere.)	5,500	6,472
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/25	5,000	5,803
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/26	5,000	5,919
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/31	3,000	3,477
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/24	2,370	2,726
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/25	4,500	5,314
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26	2,000	2,422
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	9,615	9,639
				100,216
South Carolina (1.0%)
Aiken County SC Consolidated School District
GO	5.000%	3/1/24	7,980	9,291
Aiken County SC Consolidated School District
GO	4.000%	4/1/37	2,450	2,890
Beaufort County SC School District GO	5.000%	3/1/21	3,245	3,389
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,209
Charleston County SC Airport District System
Revenue	5.000%	7/1/33	620	804

Charleston County SC Airport District System
Revenue	5.000%	7/1/34	750	970
Charleston County SC Airport District System
Revenue	5.000%	7/1/35	750	967
Charleston County SC Airport District System
Revenue	5.000%	7/1/36	1,140	1,465
Charleston County SC Airport District System
Revenue	5.000%	7/1/37	905	1,159
Charleston County SC Airport District System
Revenue	5.000%	7/1/38	800	1,021
Charleston County SC Airport District System
Revenue	5.000%	7/1/39	500	636
Charleston County SC GO	5.000%	11/1/21	2,765	2,965
Charleston County SC GO	5.000%	11/1/26	12,690	16,069
Charleston County SC GO	5.000%	11/1/26	2,155	2,650
Charleston County SC GO	4.000%	11/1/28	12,000	14,500
Charleston County SC GO	3.000%	11/1/33	5,835	6,495
Charleston County SC GO	4.000%	11/1/33	6,955	8,175
Charleston County SC GO	3.000%	11/1/34	6,015	6,649
Charleston County SC GO	4.000%	11/1/34	7,410	8,662
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,100	11,604
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/28	400	518
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/29	1,750	2,073
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/29	500	663
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/30	1,000	1,175
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/30	460	606
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/31	1,000	1,166
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/31	575	753
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/32	1,250	1,450
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/32	1,450	1,894
Darlington County SC School District GO	5.000%	3/1/26	4,025	4,982
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/25	8,805	9,825
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/26	9,760	10,862
Florence SC Water & Sewer Revenue	3.000%	9/1/33	4,120	4,523
Florence SC Water & Sewer Revenue	3.000%	9/1/34	2,635	2,873
Greenwood County SC Hospital Revenue (Self
Regional Healthcare)	4.000%	10/1/35	5,010	5,628
Greenwood County SC Hospital Revenue (Self
Regional Healthcare)	4.000%	10/1/36	4,030	4,510
Horry County SC School District GO	5.000%	3/1/23	3,890	4,373
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/24	1,180	1,390
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/25	1,105	1,340

Kershaw County SC School District GO	5.000%	3/1/29	8,210	10,499
Lancaster County SC School District GO	5.000%	3/1/23	2,185	2,457
Lancaster County SC School District GO	5.000%	3/1/24	3,390	3,945
Lancaster County SC School District GO	5.000%	3/1/26	3,950	4,889
Lancaster County SC School District GO	4.000%	3/1/30	4,860	5,718
Lancaster County SC School District GO	4.000%	3/1/31	7,190	8,398
Lancaster County SC School District GO	4.000%	3/1/32	6,485	7,534
Lancaster County SC School District GO	4.000%	3/1/33	5,800	6,721
Lancaster County SC School District GO	4.000%	3/1/34	6,040	6,965
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	1,090	1,357
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,245	6,632
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/27	1,250	1,588
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/28	2,365	2,971
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/29	1,100	1,375
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/31	1,525	1,744
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/32	2,250	2,562
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/33	400	454
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/34	300	339
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/35	300	338
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/35	3,000	3,554
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/36	375	422
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/36	5,065	5,989
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/37	11,305	13,331
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,167
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,413
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,156
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,882
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,161
Myrtle Beach SC Hospitality Fee Revenue	4.500%	6/1/34	2,500	2,797
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/36	4,000	4,584
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/26	4,000	4,707
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/29	3,390	3,965
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/30	5,210	6,076
1 Patriots Energy Group Finance Authority South
Carolina Gas Supply Revenue PUT	4.000%	2/1/24	53,010	58,391
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	9,718
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	8,447
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23	1,380	1,534
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	2,274
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,659

Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	2,050	2,354
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,298
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	3,000	3,549
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,043
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	2,944
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/23	2,245	2,578
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/24	2,445	2,897
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	2,000	2,393
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/27	2,500	2,983
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/22	4,860	5,306
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/27	3,725	4,505
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/28	2,500	3,002
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/29	2,185	2,609
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (Prere.)	11,740	13,391
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (Prere.)	7,850	8,954
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/27	10,815	13,520
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/28	6,000	7,639
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	18,500	22,492
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	10,090	11,541
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	13,900	16,378
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	5,630	6,630
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	5,000	5,879
South Carolina Public Service Authority
Revenue	5.000%	12/1/27	4,900	5,740
South Carolina Public Service Authority
Revenue	5.000%	12/1/28	15,155	17,707
South Carolina Public Service Authority
Revenue	5.000%	12/1/29	6,065	7,064
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	12,515	14,531
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	14,180	16,435

South Carolina Public Service Authority
Revenue	5.000%	12/1/32	8,535	9,874
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	10,465	12,092
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	3,245	3,915
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	20,000	23,727
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	4,500	5,401
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	22,515	25,183
South Carolina Transportation Infrastructure
Revenue	4.000%	10/1/28	6,500	7,458
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/31	13,970	17,849
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/32	30,000	38,219
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/24 (15)	1,000	1,170
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/25 (15)	1,440	1,728
York County SC School District GO (Fort Mill
School District No. 4)	4.000%	3/1/31	2,890	3,376
York County SC School District GO (Fort Mill
School District No. 4)	3.000%	3/1/32	5,550	6,159
York County SC School District GO (Fort Mill
School District No. 4)	3.125%	3/1/33	5,720	6,360
York County SC School District No. 1 GO	4.000%	3/1/29	2,805	3,184
				772,944
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,114
South Dakota Building Authority Revenue	5.000%	6/1/23 (Prere.)	4,000	4,536
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health Obligated
Group)	5.000%	7/1/33	1,815	2,213
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health Obligated
Group)	5.000%	7/1/35	2,855	3,466
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/28	2,235	2,812
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/29	1,735	2,170
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/31	4,905	6,072
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/32	3,000	3,697
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/33	3,640	4,470

South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/34	11,985	13,430
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/35	1,685	1,876
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/23	670	766
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/24	650	766
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/25	600	708
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/26	675	792
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,198
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/28	1,000	1,195
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/28	1,825	2,126
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,643
5 South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/34	26,000	27,921
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	9,463
				92,434
Tennessee (1.2%)
Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,812
Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,714
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/27	2,500	3,093
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/28	1,720	2,165
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/30	3,000	3,816
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/30	3,045	3,873
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/32	1,185	1,492
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/35	1,500	1,874
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/36	740	922
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/38	1,005	1,243
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/39	760	937

Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/23	700	786
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/24	745	859
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/26	1,485	1,709
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/28	2,400	2,746
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/29	5,325	6,078
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/30	5,615	6,387
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/32	6,520	7,374
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/33	6,340	7,163
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/34	2,590	2,921
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.220%	2/3/20 LOC	24,980	24,980
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.220%	2/3/20 LOC	8,600	8,600
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.220%	2/3/20 LOC	5,500	5,500
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.980%	2/7/20 LOC	6,000	6,000
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/26	2,315	2,818
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/28	1,715	2,163
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/29	1,540	1,924
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/30	1,360	1,688
Hamilton County TN GO	5.000%	4/1/24	1,925	2,251
Hamilton County TN GO	5.000%	5/1/30	4,000	4,498
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/20	3,480	3,501
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/31	5,880	6,989
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/32	8,780	10,419
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/33	9,240	10,945
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/34	7,725	9,138
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/28	700	887
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/30	1,000	1,262

Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/32	2,740	3,428
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/34	2,135	2,658
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/35	1,000	1,242
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/36	2,455	3,041
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,586
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,125	1,206
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,386
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/35	5,360	6,416
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	4,000	4,777
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/37	6,435	7,668
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(East Tennessee Children's Hospital)	5.000%	11/15/27	1,015	1,281
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/28	4,290	5,178
Memphis TN Gas System Revenue	4.000%	12/1/33	1,030	1,208
Memphis TN GO	5.000%	11/1/25	1,240	1,427
Memphis TN GO	5.000%	5/1/28	3,145	3,301
Memphis TN GO	5.000%	5/1/30	1,715	1,797
Memphis TN GO	4.000%	6/1/30	9,265	10,724
Memphis TN GO	4.000%	6/1/31	8,635	9,962
Memphis TN Sanitary Sewerage System
Revenue	4.000%	10/1/34	2,060	2,375
Memphis TN Sanitary Sewerage System
Revenue	4.000%	10/1/35	2,245	2,583
Memphis TN Sanitary Sewerage System
Revenue	4.000%	10/1/36	930	1,068
Memphis TN Sanitary Sewerage System
Revenue	4.000%	10/1/37	2,435	2,787
Memphis TN Sanitary Sewerage System
Revenue	4.000%	10/1/38	1,285	1,467
Memphis TN Water System Revenue	4.000%	12/1/33	1,000	1,177
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/28	1,040	1,320
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,267

Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,267
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/30	1,250	1,577
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/30	1,210	1,526
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/31	750	942
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/31	1,040	1,307
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/32	625	783
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/33	1,000	1,251
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/34	1,200	1,498
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/36	1,250	1,553
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/37	1,035	1,283
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/32	8,830	10,306
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/32	3,750	4,492
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) PUT	1.550%	11/3/20	9,885	9,921
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	1,000	1,062
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Trevecca Nazarene
University)	5.000%	10/1/29	250	302
Metropolitan Nashville TN Airport Authority
Revenue	5.000%	7/1/34	920	1,217
Metropolitan Nashville TN Airport Authority
Revenue	5.000%	7/1/35	1,000	1,319
Metropolitan Nashville TN Airport Authority
Revenue	5.000%	7/1/36	1,700	2,236
Metropolitan Nashville TN Airport Authority
Revenue	5.000%	7/1/37	2,170	2,843
Metropolitan Nashville TN Airport Authority
Revenue	5.000%	7/1/38	2,200	2,871
Metropolitan Nashville TN Airport Authority
Revenue	5.000%	7/1/39	2,255	2,934
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	1.220%	2/3/20 LOC	26,140	26,140
Montgomery County TN Public Building
Authority Pooled Financing Revenue
(Tennessee County Loan Pool) VRDO	1.220%	2/3/20 LOC	3,955	3,955
Murfreesboro TN GO	4.000%	6/1/26	4,770	5,534
Murfreesboro TN GO	4.000%	6/1/27	4,965	5,739
Murfreesboro TN GO	4.000%	6/1/28	5,160	5,931

Shelby County TN GO	5.000%	4/1/30	7,865	10,347
Shelby County TN GO	5.000%	4/1/30	4,080	5,368
Shelby County TN GO	5.000%	4/1/31	8,000	10,466
Shelby County TN GO	5.000%	4/1/31	5,590	7,313
Shelby County TN GO	3.125%	4/1/32	6,145	6,925
Shelby County TN GO	4.000%	4/1/32	5,705	6,879
Shelby County TN GO	3.125%	4/1/33	6,465	7,233
Shelby County TN GO	4.000%	4/1/33	6,055	7,278
Shelby County TN GO	4.000%	4/1/35	7,200	8,546
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/25	1,365	1,637
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/28	1,490	1,865
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	1.150%	2/3/20 (4)	24,550	24,550
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	92,700	107,789
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	340	362
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,175	10,926
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	10,975	12,487
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,815	6,791
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,240	2,728
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	18,000	21,783
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	5/1/23	67,185	72,718
1 Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	11/1/25	72,500	82,127
Tennessee GO	5.000%	8/1/20	2,200	2,245
Tennessee GO	5.000%	8/1/21	2,000	2,123
Tennessee GO	5.000%	8/1/22	3,000	3,308
Tennessee GO	5.000%	8/1/22	2,000	2,205
Tennessee GO	5.000%	8/1/23	3,620	4,138
Tennessee GO	5.000%	9/1/27	2,000	2,371
Tennessee GO	5.000%	9/1/27	4,300	5,098
Tennessee GO	5.000%	9/1/28	1,850	2,190
Tennessee GO	5.000%	9/1/30	1,180	1,391
Tennessee GO	5.000%	9/1/31	1,150	1,352
Tennessee GO	5.000%	9/1/36	5,005	6,320
Tennessee GO	5.000%	9/1/37	5,005	6,300
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	725	752
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,105	3,453
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,580	4,122
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,560	3,048
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	5,955

Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,439
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,730
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,838
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,654
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,763
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/32	3,860	5,124
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/33	4,185	5,042
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,346
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	4,270	5,640
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/37	3,570	4,669
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/38	5,215	6,799
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/39	5,480	7,125
Williamson County TN GO	5.000%	4/1/25	2,010	2,430
Williamson County TN GO	5.000%	4/1/26	2,140	2,668
Williamson County TN GO	4.000%	5/1/27	3,000	3,290
Wilson County TN GO	5.000%	4/1/25	3,435	4,143
				882,835
Texas (9.2%)
Alamo Heights TX Independent School District
GO	4.000%	2/1/30	830	971
Alamo Heights TX Independent School District
GO	4.000%	2/1/31	810	939
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/26	2,670	3,213
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,500	1,802
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/29	3,090	3,697
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/31	3,055	3,634
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/33	3,755	4,448
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/34	3,945	4,665
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/35	4,140	4,885
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/36	4,350	5,121
Aldine TX Independent School District GO	5.000%	2/15/28	1,945	2,308
Aldine TX Independent School District GO	5.000%	2/15/28	8,000	9,494
Aldine TX Independent School District GO	4.000%	2/15/31	12,120	13,584
Aldine TX Independent School District GO	4.000%	2/15/32	12,660	14,128
Aldine TX Independent School District GO	5.000%	2/15/37	1,065	1,333
Aldine TX Independent School District GO	5.000%	2/15/38	6,315	7,877
Alief TX Independent School District GO	5.000%	2/15/23	2,600	2,918
Alief TX Independent School District GO	5.000%	2/15/26	2,635	3,253
Alief TX Independent School District GO	4.000%	2/15/29	2,780	3,206
Allen TX Independent School District GO	5.000%	2/15/24	1,200	1,392
Allen TX Independent School District GO	5.000%	2/15/31	1,070	1,305
Allen TX Independent School District GO	5.000%	2/15/32	1,000	1,215
Alvin TX Independent School District GO	5.000%	2/15/29	5,440	6,649
Alvin TX Independent School District GO	4.000%	2/15/30	11,090	12,244

Arlington TX Higher Education Finance Corp.
Revenue	5.000%	8/15/27	240	304
Arlington TX Higher Education Finance Corp.
Revenue	5.000%	8/15/28	300	386
Arlington TX Higher Education Finance Corp.
Revenue	5.000%	8/15/29	235	307
Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/30	500	604
Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/31	515	615
Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/32	310	369
Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/33	380	451
Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/34	330	391
Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/36	375	442
Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/37	1,100	1,292
Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/38	900	1,054
Arlington TX Higher Education Finance Corp.
Revenue	4.000%	8/15/39	470	549
Arlington TX Higher Education Finance Corp.
Revenue (Riverwalk Education Foundation
Inc.)	4.000%	8/15/35	1,600	1,882
Arlington TX Higher Education Finance Corp.
Revenue (Riverwalk Education Foundation
Inc.)	4.000%	8/15/36	1,250	1,465
Arlington TX Higher Education Finance Corp.
Revenue (Riverwalk Education Foundation
Inc.)	4.000%	8/15/37	1,500	1,751
Arlington TX Higher Education Finance Corp.
Revenue (Riverwalk Education Foundation
Inc.)	4.000%	8/15/38	1,875	2,181
Arlington TX Higher Education Finance Corp.
Revenue (Riverwalk Education Foundation
Inc.)	4.000%	8/15/39	1,625	1,885
Arlington TX Independent School District GO	5.000%	2/15/20	1,705	1,707
Arlington TX Independent School District GO	5.000%	2/15/24	4,560	5,295
Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,232
Arlington TX Independent School District GO	5.000%	2/15/29	1,545	1,896
Arlington TX Special Tax Revenue	5.000%	2/15/27 (15)	1,195	1,481
Arlington TX Special Tax Revenue	5.000%	2/15/28 (15)	750	947
Arlington TX Special Tax Revenue	5.000%	2/15/29 (15)	1,000	1,261
Arlington TX Special Tax Revenue	5.000%	2/15/30 (15)	1,000	1,254
Arlington TX Special Tax Revenue	5.000%	2/15/31 (15)	1,565	1,951
Arlington TX Special Tax Revenue	5.000%	2/15/33 (15)	1,700	2,106
Arlington TX Special Tax Revenue	5.000%	2/15/34 (15)	3,000	3,707
Arlington TX Special Tax Revenue	5.000%	2/15/35 (4)	3,300	4,116
Arlington TX Special Tax Revenue	5.000%	2/15/35 (15)	3,235	3,991
Arlington TX Special Tax Revenue	5.000%	2/15/36 (4)	4,545	5,646
Arlington TX Special Tax Revenue	5.000%	2/15/36 (15)	3,850	4,738
Arlington TX Special Tax Revenue	5.000%	2/15/37 (4)	2,800	3,465
Arlington TX Special Tax Revenue	5.000%	2/15/37 (15)	4,000	4,910
Arlington TX Special Tax Revenue	5.000%	2/15/38 (4)	5,035	6,200

Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/25	700	816
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/26	750	894
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/26	715	837
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/27	2,030	2,441
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/27	550	646
Austin TX Airport System Revenue	5.000%	11/15/33	2,035	2,495
Austin TX Airport System Revenue	5.000%	11/15/34	2,200	2,692
Austin TX Airport System Revenue	5.000%	11/15/37	4,500	5,466
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/23	1,250	1,421
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/24	1,015	1,192
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/25	1,535	1,858
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/26	1,035	1,250
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/28	1,750	2,102
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,268
Austin TX Electric Utility System Revenue	4.000%	11/15/29	3,000	3,225
Austin TX Electric Utility System Revenue	5.000%	11/15/30	1,525	2,025
Austin TX Electric Utility System Revenue	4.000%	11/15/31	10,645	11,411
Austin TX Electric Utility System Revenue	5.000%	11/15/31	1,750	2,316
Austin TX Electric Utility System Revenue	5.000%	11/15/32	1,650	2,176
Austin TX Electric Utility System Revenue	5.000%	11/15/33	6,015	7,387
Austin TX Electric Utility System Revenue	5.000%	11/15/33	1,500	1,975
Austin TX Electric Utility System Revenue	5.000%	11/15/34	3,935	4,824
Austin TX Electric Utility System Revenue	5.000%	11/15/34	1,515	1,992
Austin TX Electric Utility System Revenue	5.000%	11/15/35	3,025	3,700
Austin TX Electric Utility System Revenue	5.000%	11/15/35	2,000	2,621
Austin TX Electric Utility System Revenue	5.000%	11/15/36	2,035	2,659
Austin TX Electric Utility System Revenue	5.000%	11/15/37	3,000	3,904
Austin TX Electric Utility System Revenue	5.000%	11/15/38	2,020	2,621
Austin TX Electric Utility System Revenue	5.000%	11/15/39	4,750	6,145
Austin TX GO	5.000%	9/1/26	10,000	12,265
Austin TX GO	5.000%	9/1/27	6,530	8,179
Austin TX GO	5.000%	9/1/29	2,855	3,371
Austin TX GO	5.000%	9/1/30	1,240	1,462
Austin TX GO	5.000%	9/1/31	2,140	2,519
Austin TX GO	5.000%	9/1/33	4,315	5,064
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,433
Austin TX Independent School District GO	4.000%	8/1/33	9,000	10,323
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21 (ETM)	350	375
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/30	5,000	5,541
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/31	4,000	4,432
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/32	10,705	12,390
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/33	11,410	13,196

Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	12,075	13,948
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	5,615	6,900
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	7,900	9,625
Beaumont TX Independent School District GO	5.000%	2/15/26	1,560	1,925
Beaumont TX Independent School District GO	3.000%	2/15/31	1,500	1,612
Bexar County TX GO	5.000%	6/15/20	3,400	3,451
Bexar County TX GO	5.000%	6/15/23 (Prere.)	41,500	47,199
Bexar County TX GO	5.000%	6/15/27	5,000	6,198
Bexar County TX GO	5.000%	6/15/28	3,520	4,353
Bexar County TX GO	5.000%	6/15/29	4,600	5,659
Bexar County TX GO	5.000%	6/15/32	5,000	5,834
Bexar County TX GO	4.000%	6/15/33	2,750	3,183
Bexar County TX GO	4.000%	6/15/34	2,000	2,307
Bexar County TX GO	4.000%	6/15/34	3,020	3,419
Bexar County TX GO	4.000%	6/15/34	1,260	1,465
Bexar County TX GO	4.000%	6/15/35	2,250	2,652
Bexar County TX GO	4.000%	6/15/36	6,080	7,138
Bexar County TX GO	4.000%	6/15/36	1,740	2,044
Bexar County TX GO	5.000%	6/15/36	3,550	4,387
Bexar County TX GO	4.000%	6/15/37	5,925	6,934
Bexar County TX GO	4.000%	6/15/37	3,985	4,664
Bexar County TX GO	4.000%	6/15/37	3,315	3,821
Bexar County TX GO	4.000%	6/15/38	2,860	3,333
Bexar County TX GO	4.000%	6/15/38	9,130	10,641
Bexar County TX GO	4.000%	6/15/39	3,300	3,837
Bexar County TX GO	4.000%	6/15/39	5,000	5,813
Bexar County TX GO	4.000%	6/15/40	2,000	2,316
5 Bexar County TX GO TOB VRDO	0.970%	2/7/20	8,000	8,000
Bexar County TX Hospital District GO	5.000%	2/15/25	1,630	1,950
Bexar County TX Hospital District GO	5.000%	2/15/26	2,220	2,730
Bexar County TX Hospital District GO	5.000%	2/15/29	1,000	1,117
Bexar County TX Hospital District GO	5.000%	2/15/30	1,895	2,114
Bexar County TX Hospital District GO	5.000%	2/15/31	1,895	2,245
Bexar County TX Hospital District GO	5.000%	2/15/32	2,750	3,246
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	13,283
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	6,450	6,473
Canyon TX Independent School District GO	5.000%	2/15/26	2,500	3,079
Carrollton TX GO	5.000%	8/15/22	1,070	1,179
Carrollton TX GO	5.000%	8/15/23	1,455	1,661
Carrollton TX GO	5.000%	8/15/24	1,250	1,475
Carrollton-Farmers Branch TX Independent
School District GO	4.000%	2/15/20	5,060	5,065
Carrollton-Farmers Branch TX Independent
School District GO	5.000%	2/15/26	1,000	1,232
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,170	1,211
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/21 (Prere.)	4,000	4,174
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	750	804
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	725	804
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,180	1,352

Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	2,375	2,725
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	4,305
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/25	1,350	1,596
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	5,899
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,850	6,954
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/27	2,900	3,512
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	4,755
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/28	1,275	1,521
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	4,409
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	3,583
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	1,000	1,201
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	2,825	3,398
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	3,885
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/31	1,275	1,525
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/32	1,985	2,368
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	2,978
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	3,500	3,855
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,440	1,698
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	2,000	2,383
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,310	1,557
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	2,883
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,245	1,464
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	3,700	4,398
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,355	1,608
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	3,453
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	2,500	2,934
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	3,350	3,973
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	2,000	2,368

Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/36	3,250	3,845
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	3,597
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	2,201
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	2,739
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	3,357
Clear Creek TX Independent School District GO	5.000%	2/15/31	3,750	4,444
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	5,307
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	4,498
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	6,263
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	6,457
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,333
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	6,828
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/26	1,715	2,105
Comal TX Independent School District GO	5.000%	2/1/26	3,400	4,191
Comal TX Independent School District GO	5.000%	2/1/27	6,440	7,927
Comal TX Independent School District GO	5.000%	2/1/29	7,245	8,884
Conroe TX GO	5.000%	11/15/26	930	1,168
Conroe TX GO	5.000%	11/15/27	1,015	1,301
Conroe TX GO	5.000%	11/15/28	1,715	2,242
Conroe TX Independent School District GO	5.000%	2/15/21 (Prere.)	5,325	5,550
Conroe TX Independent School District GO	5.000%	2/15/25	1,650	1,979
Conroe TX Independent School District GO	5.000%	2/15/28	7,810	9,579
Coppell TX Independent School District GO	5.000%	8/15/23	3,255	3,720
Coppell TX Independent School District GO	5.000%	8/15/24	3,230	3,816
Coppell TX Independent School District GO	5.000%	8/15/26	1,345	1,683
Corpus Christi TX GO	4.000%	3/1/21	3,000	3,101
Corpus Christi TX GO	5.000%	3/1/24	6,180	7,179
Corpus Christi TX GO	5.000%	3/1/25	2,190	2,625
Corpus Christi TX GO	5.000%	3/1/29	5,235	5,857
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,141
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,440
Corpus Christi TX Independent School District
GO	4.000%	8/15/30	3,000	3,422
Corpus Christi TX Independent School District
GO	4.000%	8/15/33	3,500	4,094
Corpus Christi TX Independent School District
GO	4.000%	8/15/35	2,000	2,328
Crowley TX Independent School District GO	4.000%	8/1/37	1,540	1,821
Crowley TX Independent School District GO	4.000%	8/1/38	1,290	1,519
Crowley TX Independent School District GO	4.000%	8/1/40	1,820	2,128
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/20	2,720	2,723
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/23	9,830	11,037

Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	5,015	6,022
Dallas County TX Community College District
GO	5.000%	2/15/26	3,440	4,239
Dallas County TX Community College District
GO	5.000%	2/15/27	3,610	4,551
Dallas County TX GO	5.000%	8/15/25	3,575	4,354
Dallas County TX Hospital District GO	5.000%	8/15/23	3,000	3,408
Dallas County TX Hospital District GO	5.000%	8/15/27	6,745	8,560
Dallas County TX Hospital District GO	5.000%	8/15/31	15,395	19,560
Dallas County TX Hospital District GO	5.000%	8/15/32	14,520	18,371
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/24	8,000	9,235
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/25	8,390	9,993
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/26	8,060	9,875
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/27	8,265	10,356
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/25	7,950	9,490
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	5,105	6,571
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	2,295	2,551
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/29	1,195	1,327
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	2,160	2,397
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	9,000	12,018
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/33	11,485	13,575
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/33	6,000	7,934
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/34	2,280	2,810
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/35	1,300	1,568
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.000%	12/1/37	7,000	7,945
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.000%	12/1/38	5,000	5,659
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	9,911
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	8,371
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,066
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,655
Dallas TX GO	5.000%	2/15/22 (ETM)	45	49
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	18,184
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	10,000	10,678
Dallas TX Waterworks & Sewer System
Revenue	4.000%	10/1/31	3,000	3,567
Dallas TX Waterworks & Sewer System
Revenue	4.000%	10/1/32	4,870	5,764
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/36	5,010	6,140

5 Dallas TX Waterworks & Sewer System
Revenue TOB VRDO	0.970%	2/7/20	7,640	7,640
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	7,556
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/28	2,235	2,582
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	6,550
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	14,950	17,232
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	14,195	15,689
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	6,878
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/30	12,545	14,425
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	7,775	8,587
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	5,785	6,386
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	9,040	9,976
Denton County TX GO	5.000%	7/15/21	1,515	1,603
Denton County TX GO	5.000%	7/15/24	1,610	1,897
Denton County TX GO	5.000%	7/15/25	1,605	1,951
Denton County TX GO	4.000%	7/15/32	3,025	3,429
Denton County TX GO	4.000%	7/15/33	2,000	2,263
Denton TX Independent School District GO	5.000%	8/15/30	7,775	9,512
Denton TX Independent School District GO	5.000%	8/15/32	2,150	2,582
Denton TX Independent School District GO	5.000%	8/15/37	10,000	12,382
Denton TX Independent School District GO	5.000%	8/15/38	10,000	12,355
Dickinson TX Independent School District GO	5.000%	2/15/32	3,135	3,594
Dripping Springs TX Independent School District
GO	4.000%	2/15/29	1,895	2,103
Dripping Springs TX Independent School District
GO	4.000%	2/15/30	3,000	3,317
Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,763
Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	13,142
El Paso TX GO	4.000%	8/15/30	3,465	3,980
El Paso TX GO	5.000%	8/15/31	4,050	4,941
El Paso TX GO	5.000%	8/15/32	3,625	4,413
El Paso TX GO	5.000%	8/15/34	4,570	5,543
El Paso TX GO	5.000%	8/15/35	4,795	5,804
El Paso TX GO	5.000%	8/15/36	1,000	1,126
El Paso TX GO	5.000%	8/15/36	4,000	4,832
El Paso TX GO	5.000%	8/15/36	5,035	6,082
El Paso TX Independent School District GO	5.000%	8/15/35	5,380	6,599
El Paso TX Independent School District GO	5.000%	8/15/36	5,000	6,120
El Paso TX Independent School District GO	5.000%	8/15/37	3,000	3,662
El Paso TX Municipal Drainage Utility System
Revenue	4.000%	3/1/29	2,150	2,537
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	1,200	1,438
El Paso TX Water & Sewer Revenue	4.000%	3/1/32	1,150	1,335
El Paso TX Water & Sewer Revenue	4.000%	3/1/33	2,100	2,418
El Paso TX Water & Sewer Revenue	4.000%	3/1/34	1,700	1,952
Fort Bend County TX GO	5.000%	3/1/20	2,500	2,508
Fort Bend County TX GO	5.000%	3/1/21	2,750	2,871

Fort Bend County TX GO	5.000%	3/1/28	5,000	5,979
Fort Bend TX Independent School District GO	5.000%	2/15/26	7,870	9,725
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	5,000	5,213
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,409
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	6,694
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,511
Frisco TX GO	5.000%	2/15/26	2,790	3,361
Frisco TX GO	5.000%	2/15/27	5,475	6,760
Frisco TX GO	5.000%	2/15/29	2,505	3,070
Frisco TX Independent School District GO	5.000%	8/15/22	5,000	5,517
Frisco TX Independent School District GO	5.000%	8/15/23	2,025	2,315
Frisco TX Independent School District GO	5.000%	8/15/24	2,195	2,595
Frisco TX Independent School District GO	5.000%	8/15/25	4,545	5,538
Frisco TX Independent School District GO	5.000%	8/15/25	2,000	2,437
Frisco TX Independent School District GO	5.000%	8/15/26	3,430	4,288
Frisco TX Independent School District GO	5.000%	8/15/27	3,635	4,587
Frisco TX Independent School District GO	4.000%	8/15/30	4,075	4,754
Frisco TX Independent School District GO	4.000%	8/15/32	3,730	4,322
Galena Park TX Independent School District GO	5.000%	8/15/25	1,415	1,718
Galena Park TX Independent School District GO	5.000%	8/15/26	1,050	1,308
Galena Park TX Independent School District GO	5.000%	8/15/27	1,825	2,324
Galena Park TX Independent School District GO	5.000%	8/15/28	1,825	2,347
Galena Park TX Independent School District GO	5.000%	8/15/36	2,850	3,577
Galena Park TX Independent School District GO	5.000%	8/15/37	2,830	3,541
Galveston County TX GO	4.000%	2/1/26	1,575	1,842
Galveston County TX GO	4.000%	2/1/27	1,565	1,857
Galveston County TX GO	4.000%	2/1/28	1,460	1,721
Galveston County TX GO	4.000%	2/1/29	1,040	1,219
Galveston County TX GO	5.000%	2/1/30	1,160	1,440
Galveston County TX GO	4.000%	2/1/32	1,195	1,378
Garland TX Electric Utility System Revenue	5.000%	3/1/31	1,095	1,413
Garland TX Electric Utility System Revenue	5.000%	3/1/32	1,355	1,742
Garland TX Electric Utility System Revenue	5.000%	3/1/33	2,010	2,574
Garland TX Electric Utility System Revenue	5.000%	3/1/34	1,250	1,598
Garland TX Electric Utility System Revenue	5.000%	3/1/35	1,115	1,422
Garland TX Electric Utility System Revenue	5.000%	3/1/36	1,000	1,269
Garland TX Electric Utility System Revenue	5.000%	3/1/37	1,000	1,264
Garland TX Independent School District GO	5.000%	2/15/22	3,000	3,249
Garland TX Independent School District GO	5.000%	2/15/26	4,125	4,962
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	10/1/37	5,000	6,255
4 Grand Parkway Transportation Corp. Texas
System Toll Revenue, 5.200% coupon rate
effective 10/1/2023	0.000%	10/1/31	2,890	3,233
4 Grand Parkway Transportation Corp. Texas
System Toll Revenue, 5.300% coupon rate
effective 10/1/2023	0.000%	10/1/32	5,320	5,956
4 Grand Parkway Transportation Corp. Texas
System Toll Revenue, 5.400% coupon rate
effective 10/1/2023	0.000%	10/1/33	18,100	20,294
Grand Parkway Transportation Corp. Texas
BAN	5.000%	2/1/23	69,800	77,673
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/26	3,315	4,039
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/28	3,000	3,636

Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/32	2,325	2,785
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/28	3,010	3,909
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/29	3,500	4,621
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	1.150%	2/3/20	17,490	17,490
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/23	2,065	2,363
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/24	3,170	3,746
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/28	3,110	3,741
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/29	7,340	8,790
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/30	2,185	2,607
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/26	1,050	1,307
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/27	1,000	1,269
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/28	1,045	1,319
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/29	1,205	1,513
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/31	1,500	1,866
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/32	1,725	1,997
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/34	8,415	9,697
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/35	1,300	1,494
Harris County TX Flood Control District GO	5.000%	10/1/26	6,025	7,146
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	5,911
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,540
Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,355
Harris County TX Flood Control District GO	5.000%	10/1/29	10,000	12,158
Harris County TX Flood Control District Revenue	5.000%	10/1/32	5,015	6,322
Harris County TX Flood Control District Revenue	4.000%	10/1/35	4,115	4,809

Harris County TX Flood Control District Revenue	4.000%	10/1/36	5,865	6,837
Harris County TX GO	5.000%	10/1/20	1,020	1,048
Harris County TX GO	5.000%	10/1/21	8,000	8,218
Harris County TX GO	5.000%	10/1/25	5,755	7,051
Harris County TX GO	5.000%	10/1/25	8,170	10,010
Harris County TX GO	5.000%	8/15/26	3,010	3,767
Harris County TX GO	5.000%	10/1/27	6,335	7,762
Harris County TX GO	5.000%	10/1/28	6,660	8,150
Harris County TX GO	5.000%	10/1/29	6,490	7,934
Harris County TX GO	5.000%	10/1/30	5,405	6,594
Harris County TX GO	5.000%	8/15/34	3,120	3,733
Harris County TX GO	5.000%	10/1/34	2,700	3,381
Harris County TX GO	5.000%	10/1/35	4,215	5,076
Harris County TX GO	5.000%	10/1/36	6,545	7,868
Harris County TX Hospital District Revenue	5.000%	2/15/28	1,860	2,220
5 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.990%	2/7/20	7,745	7,745
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	3,000	3,198
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)(ETM)	5,220	4,974
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	1,780	1,656
Harris County TX Sports Authority Revenue	5.000%	11/15/24	2,025	2,359
Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,163
Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,159
Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,763
Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,160	5,996
Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	13,912
Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,025	5,813
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,455	3,799
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,185	24,414
Harris County TX Toll Road Revenue	5.000%	8/15/32	4,170	5,141
Hays County TX GO	5.000%	2/15/26	1,145	1,407
Hays County TX GO	5.000%	2/15/26	1,260	1,548
Hays County TX GO	5.000%	2/15/27	1,095	1,376
Hays County TX GO	5.000%	2/15/28	1,000	1,255
Hays County TX GO	5.000%	2/15/28	1,695	2,126
Hays County TX GO	5.000%	2/15/29	1,600	2,001
Hays County TX GO	5.000%	2/15/29	1,810	2,264
Hays County TX GO	5.000%	2/15/30	2,175	2,709
Hays County TX GO	5.000%	2/15/30	1,760	2,192
Hays County TX GO	5.000%	2/15/31	1,590	1,972
Hays County TX GO	5.000%	2/15/31	1,910	2,369
Hays County TX GO	5.000%	2/15/32	1,780	2,202
Hays County TX GO	5.000%	2/15/34	1,035	1,274
Highland Park TX Independent School District
GO	5.000%	2/15/26	3,000	3,703
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,170
Houston TX Airport System Revenue	5.000%	7/1/26	4,650	5,789
Houston TX Airport System Revenue	5.000%	7/1/27	3,660	4,653
Houston TX Airport System Revenue	5.000%	7/1/32	2,865	3,634
Houston TX Airport System Revenue	5.000%	7/1/33	3,010	3,806
Houston TX Airport System Revenue	5.000%	7/1/34	5,500	6,939
Houston TX Airport System Revenue	5.000%	7/1/35	4,450	5,601
Houston TX Airport System Revenue	5.000%	7/1/36	10,000	12,552
Houston TX Airport System Revenue	5.000%	7/1/37	5,500	6,882
Houston TX Combined Utility System Revenue	5.000%	11/15/24	1,055	1,215
Houston TX Community College System GO	5.000%	2/15/29	3,635	4,056

Houston TX GO	5.000%	3/1/21	2,000	2,088
Houston TX GO	5.000%	3/1/22	12,250	13,286
Houston TX GO	5.000%	3/1/22	5,000	5,423
Houston TX GO	5.000%	3/1/22 (Prere.)	8,345	9,040
Houston TX GO	5.000%	3/1/22 (Prere.)	8,335	9,047
Houston TX GO	5.000%	3/1/23	4,000	4,493
Houston TX GO	5.000%	3/1/24	1,860	2,159
Houston TX GO	5.000%	3/1/25	1,600	1,916
Houston TX GO	5.000%	3/1/26	10,000	11,602
Houston TX GO	5.000%	3/1/26	10,000	12,312
Houston TX GO	5.000%	3/1/27	9,750	11,955
Houston TX GO	5.000%	3/1/27	6,000	7,562
Houston TX GO	5.000%	3/1/28	10,000	12,539
Houston TX GO	5.000%	3/1/29	6,000	7,498
Houston TX GO	5.000%	3/1/30	4,000	4,607
Houston TX GO	5.000%	3/1/31	5,180	6,276
Houston TX GO	5.000%	3/1/32	3,840	4,641
Houston TX GO	4.000%	3/1/33	5,000	5,747
Houston TX GO	4.000%	3/1/34	5,000	5,737
Houston TX GO	4.000%	3/1/35	3,000	3,435
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	22,286
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/26	1,650	1,930
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/28	2,100	2,442
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/29	1,520	1,763
Houston TX Independent School District GO	5.000%	2/15/20	6,000	6,008
Houston TX Independent School District GO	5.000%	2/15/21	15,920	16,598
Houston TX Independent School District GO	5.000%	2/15/22	2,000	2,166
Houston TX Independent School District GO	5.000%	2/15/26	1,855	2,296
Houston TX Independent School District GO	5.000%	2/15/27	10,580	13,028
Houston TX Independent School District GO	5.000%	2/15/28	22,100	27,835
Houston TX Independent School District GO	4.000%	2/15/29	9,650	10,713
Houston TX Independent School District GO	4.000%	2/15/30	17,925	19,827
Houston TX Independent School District GO	4.000%	2/15/31	9,645	10,429
Houston TX Independent School District GO	4.000%	2/15/32	4,000	4,661
Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	13,250	13,704
Houston TX Utility System Revenue	5.000%	5/15/21	2,945	3,099
Houston TX Utility System Revenue	5.000%	11/15/21 (Prere.)	14,670	15,749
Houston TX Utility System Revenue	5.000%	11/15/21 (Prere.)	10,335	11,095
Houston TX Utility System Revenue	5.000%	11/15/21 (Prere.)	8,020	8,610
Houston TX Utility System Revenue	5.000%	11/15/21 (Prere.)	8,190	8,792
Houston TX Utility System Revenue	5.000%	11/15/21 (Prere.)	10,000	10,735
Houston TX Utility System Revenue	5.000%	11/15/21 (Prere.)	10,000	10,735
Houston TX Utility System Revenue	5.000%	5/15/23	7,325	8,292
Houston TX Utility System Revenue	5.000%	11/15/23	3,025	3,484
Houston TX Utility System Revenue	5.000%	5/15/24	9,595	11,231
Houston TX Utility System Revenue	5.000%	5/15/25	6,075	7,104
Houston TX Utility System Revenue	5.000%	11/15/26	3,065	3,855
Houston TX Utility System Revenue	5.000%	11/15/26	3,675	4,622
Houston TX Utility System Revenue	5.000%	5/15/27	6,550	7,635

Houston TX Utility System Revenue	5.000%	11/15/27	6,050	7,153
Houston TX Utility System Revenue	5.000%	11/15/27	1,585	2,038
Houston TX Utility System Revenue	5.000%	11/15/30	15,060	18,597
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	20,151
Houston TX Utility System Revenue	5.250%	11/15/33	10,000	12,530
Houston TX Utility System Revenue	5.000%	11/15/34	3,800	4,437
Houston TX Utility System Revenue	5.000%	11/15/35	36,750	45,165
Houston TX Utility System Revenue	5.000%	11/15/36	5,185	6,609
1 Houston TX Utility System Revenue PUT,
SIFMA Municipal Swap Index Yield + 0.900%	1.840%	5/1/20	10,000	10,003
Humble TX Independent School District GO	5.000%	2/15/21	5,575	5,812
Humble TX Independent School District GO	5.500%	2/15/24	14,235	16,805
Humble TX Independent School District GO	4.000%	2/15/28	5,090	5,782
Hurst-Euless-Bedford TX Independent School
District GO	4.000%	8/15/22	2,545	2,746
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/22	3,290	3,632
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/23	1,115	1,274
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/24	1,250	1,476
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/26	14,240	17,772
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	148
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	182
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	196
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	251
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	181
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	187
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	186
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	185
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	216
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	307
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	306
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	366
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	366
Judson TX Independent School District	5.000%	2/1/25	1,070	1,283
Katy TX Independent School District GO	5.000%	2/15/25	2,560	3,071
Katy TX Independent School District GO	5.000%	2/15/26	2,090	2,507
Katy TX Independent School District GO	5.000%	2/15/34	7,560	9,133
Keller TX Independent School District GO	5.000%	8/15/26	5,155	6,181
Keller TX Independent School District GO	4.000%	8/15/29	2,900	3,363
Keller TX Independent School District GO	5.000%	2/15/34	5,000	5,876
Kemp TX Independent School District GO	4.000%	2/15/30	1,650	1,820
Klein TX Independent School District GO	4.000%	8/1/27	3,970	4,595
Klein TX Independent School District GO	5.000%	8/1/35	2,000	2,428
Klein TX Independent School District GO	5.000%	8/1/37	3,000	3,624
La Joya TX Independent School District GO	5.000%	2/15/24	2,985	3,285
Lake Dallas TX Independent School District GO	4.000%	8/15/30	975	1,165
Lake Dallas TX Independent School District GO	4.000%	8/15/31	1,115	1,325
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	2,665	2,777
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	5,060	6,059
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/26	4,500	5,399
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/26	2,020	2,487

Lamar TX Consolidated Independent School
District GO	5.000%	2/15/27	2,425	3,055
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/28	4,220	5,305
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,643
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,330
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,739
Laredo TX Independent School District GO	4.000%	8/1/29	2,905	3,250
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/28	200	252
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/29	200	251
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/30	200	250
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/31	250	310
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/32	270	334
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/33	225	277
Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/34	300	348
Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/35	230	266
Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/36	325	375
Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/37	400	460
Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/38	375	430
Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/39	375	429
Leander TX Independent School District GO	0.000%	8/16/24	8,500	8,071
Leander TX Independent School District GO	0.000%	8/16/25	10,000	9,367
Leander TX Independent School District GO	5.000%	8/15/30	5,420	6,466
Lewisville TX Independent School District GO	4.000%	8/15/27	4,535	5,256
Lone Star College System Texas GO	5.000%	2/15/21	3,650	3,805
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,189
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	10,495
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,114
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,197
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	15,592
2 Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	6,755	8,929
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,492
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	1,195	1,396
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	2,320	2,709
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/25	1,420	1,710
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/27	5,250	6,096
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	4,500	5,205
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/29	4,470	5,152
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	1,635	1,931
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	1,375	1,667

Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	3,000	3,354
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/32	1,420	1,677
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/34	2,000	2,517
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/35	3,060	3,841
Lubbock TX GO	5.000%	2/15/21 (Prere.)	5,735	5,977
Lubbock TX GO	5.000%	2/15/21 (Prere.)	4,335	4,518
Lubbock TX GO	5.000%	2/15/21 (Prere.)	6,660	6,941
Lubbock TX GO	5.000%	2/15/21 (Prere.)	4,120	4,294
Lubbock TX GO	5.000%	2/15/23	700	758
Lubbock TX GO	4.000%	2/15/31	1,525	1,738
Lubbock TX GO	4.000%	2/15/32	1,425	1,614
Lubbock TX GO	4.000%	2/15/33	1,000	1,130
Mansfield TX Independent School District GO	5.000%	2/15/26	2,215	2,727
Mansfield TX Independent School District GO	4.000%	2/15/29	6,100	6,614
Mansfield TX Independent School District GO	4.000%	2/15/29	6,000	6,505
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	2.600%	11/1/29	10,000	10,640
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.125%	2/15/30	1,000	1,018
Mesquite TX Independent School District GO	5.000%	8/15/29	1,175	1,455
Monahans-Wickett-Pyote TX Independent
School District GO	4.000%	2/15/30	5,425	6,319
Monahans-Wickett-Pyote TX Independent
School District GO	4.000%	2/15/31	5,645	6,527
Montgomery County TX GO	5.000%	3/1/31	16,450	20,103
Montgomery County TX GO	5.000%	3/1/32	16,910	20,581
Montgomery TX GO	4.000%	3/1/29	11,625	13,890
Montgomery TX GO	4.000%	3/1/30	13,500	15,976
Nederland TX Independent School District GO	3.000%	8/15/33	1,385	1,507
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/26	2,450	3,042
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/27	3,290	4,173
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/29	2,040	2,561
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/30	2,000	2,499
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/33	3,125	3,596
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/34	3,310	3,801

New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/36	3,750	4,277
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/37	2,500	2,843
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	4.000%	11/15/26	2,000	2,173
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.000%	1/1/24	1,060	1,117
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,852
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,527
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Children's Health System of Texas Project)	4.000%	8/15/35	3,000	3,435
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/29	725	798
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/30	845	945
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,000	1,108
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/25	4,000	3,691
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/30	12,500	11,529
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	15,900	14,661
North East TX Independent School District GO	4.000%	8/1/32	1,440	1,703
North East TX Independent School District GO	4.000%	8/1/33	1,450	1,709
North East TX Independent School District GO	4.000%	8/1/35	1,250	1,467
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/25	1,350	1,561
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/26	1,415	1,676
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/27	1,485	1,759
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/28	1,560	1,839
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/29	1,640	1,928
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/30	1,470	1,723
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/36	9,000	10,461

North Texas Municipal Water District Water
System Revenue	5.000%	9/1/20	6,935	7,100
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/21	7,275	7,748
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	6,000	6,621
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	7,000	8,001
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	3,150	3,350
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	4,000	4,254
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	9,000	9,571
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	28,500	30,309
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	4,130	4,408
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	1,250	1,339
North Texas Tollway Authority System Revenue	5.000%	1/1/23	8,085	9,031
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,082
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,470	46,649
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,615	11,107
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,455	1,678
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,285	9,577
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,185	2,598
North Texas Tollway Authority System Revenue	5.000%	1/1/25	3,465	4,133
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,055	1,176
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,400	1,559
North Texas Tollway Authority System Revenue	5.000%	1/1/26	10,720	12,386
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,375
North Texas Tollway Authority System Revenue	5.000%	1/1/27	4,570	5,580
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,705	3,300
North Texas Tollway Authority System Revenue	5.000%	1/1/27	4,430	5,105
North Texas Tollway Authority System Revenue	5.000%	1/1/29	5,020	5,936
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,400	6,177
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,495	7,857
North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,925	2,311
North Texas Tollway Authority System Revenue	5.000%	1/1/31	5,020	5,911
North Texas Tollway Authority System Revenue	5.000%	1/1/31	11,150	12,740
North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	17,850
North Texas Tollway Authority System Revenue	5.000%	1/1/31	3,095	3,730
North Texas Tollway Authority System Revenue	5.000%	1/1/31	9,285	11,104
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	13,294
North Texas Tollway Authority System Revenue	4.000%	1/1/32	13,500	15,499
North Texas Tollway Authority System Revenue	5.000%	1/1/32	16,290	19,166
North Texas Tollway Authority System Revenue	5.000%	1/1/32	48,045	56,450
North Texas Tollway Authority System Revenue	5.000%	1/1/32	4,830	5,925
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,615	4,349
North Texas Tollway Authority System Revenue	4.000%	1/1/33	2,575	2,949
North Texas Tollway Authority System Revenue	5.000%	1/1/33	44,500	52,189
North Texas Tollway Authority System Revenue	5.000%	1/1/33	10,225	12,008
North Texas Tollway Authority System Revenue	5.000%	1/1/33	6,905	8,470
North Texas Tollway Authority System Revenue	5.000%	1/1/33	2,415	2,948
North Texas Tollway Authority System Revenue	4.000%	1/1/34 (4)	2,035	2,314
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,500	1,869
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	38,705
North Texas Tollway Authority System Revenue	5.000%	1/1/34	4,275	5,235
North Texas Tollway Authority System Revenue	5.000%	1/1/34	7,050	9,827
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,500	1,799
North Texas Tollway Authority System Revenue	4.000%	1/1/35 (4)	3,000	3,400
North Texas Tollway Authority System Revenue	5.000%	1/1/35	6,500	7,603

North Texas Tollway Authority System Revenue	5.000%	1/1/35	2,130	2,646
North Texas Tollway Authority System Revenue	5.000%	1/1/35	5,025	6,142
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,025	1,227
North Texas Tollway Authority System Revenue	4.000%	1/1/36	13,245	15,077
North Texas Tollway Authority System Revenue	4.000%	1/1/36 (4)	3,100	3,501
North Texas Tollway Authority System Revenue	5.000%	1/1/36	2,955	3,660
North Texas Tollway Authority System Revenue	5.000%	1/1/36	7,045	8,586
North Texas Tollway Authority System Revenue	5.000%	1/1/36	1,930	2,306
North Texas Tollway Authority System Revenue	4.000%	1/1/37	3,000	3,431
North Texas Tollway Authority System Revenue	4.000%	1/1/37	37,490	43,667
North Texas Tollway Authority System Revenue	4.000%	1/1/37	15,935	18,099
North Texas Tollway Authority System Revenue	5.000%	1/1/37	10,000	12,154
North Texas Tollway Authority System Revenue	4.000%	1/1/38	3,035	3,459
North Texas Tollway Authority System Revenue	5.000%	1/1/38	11,285	14,004
Northside Independent School District Texas
GO	5.000%	2/15/23	3,130	3,512
Northside Independent School District Texas
GO	5.000%	6/15/23	3,015	3,423
Northside Independent School District Texas
GO	5.000%	2/15/24	5,090	5,908
Northside Independent School District Texas
GO	4.000%	6/1/24	3,345	3,585
Northside Independent School District Texas
GO	5.000%	6/15/25	3,000	3,403
Northside Independent School District Texas
GO	4.000%	6/1/27	3,645	3,904
Northside Independent School District Texas
GO	5.000%	6/15/27	2,390	2,961
Northside Independent School District Texas
GO	4.000%	6/1/28	3,020	3,231
Northwest Independent School District Texas
GO	5.000%	2/15/25	10,000	11,986
Northwest Independent School District Texas
GO	5.000%	2/15/26	6,380	7,654
Northwest Independent School District Texas
GO	4.000%	2/15/20	3,240	3,243
Odessa TX Junior College District GO	5.000%	8/15/26	770	955
Odessa TX Junior College District GO	5.000%	8/15/28	660	833
Odessa TX Junior College District GO	4.000%	8/15/35	2,170	2,462
Odessa TX Junior College District GO	4.000%	8/15/36	1,000	1,132
Odessa TX Junior College District GO	4.000%	8/15/37	2,885	3,253
Pasadena TX GO	4.000%	2/15/29	1,000	1,128
Pasadena TX GO	4.000%	2/15/30	1,750	1,965
Pasadena TX Independent School District GO	5.000%	2/15/29	5,465	6,105
Pasadena TX Independent School District GO
VRDO	0.950%	2/7/20 (4)	17,150	17,150
Pearland TX Independent School District GO	5.000%	2/15/26	2,045	2,518
Pearland TX Independent School District GO	5.000%	2/15/28	1,985	2,440
Pearland TX Independent School District GO	5.000%	2/15/29	1,765	2,166
Pearland TX Independent School District GO	5.000%	2/15/30	1,260	1,541
Pearland TX Independent School District GO	4.000%	2/15/31	3,830	4,371
Pflugerville TX Independent School District GO	5.000%	2/15/23	2,000	2,244
Pflugerville TX Independent School District GO	5.000%	2/15/31	2,760	3,527
Pflugerville TX Independent School District GO	5.000%	2/15/32	5,025	6,398
2 Pflugerville TX Independent School District GO	5.000%	2/15/33	2,500	3,308
2 Pflugerville TX Independent School District GO	5.000%	2/15/34	3,000	3,951
Pflugerville TX Independent School District GO	5.000%	2/15/37	4,380	5,264

Pflugerville TX Independent School District GO	5.000%	2/15/38	5,000	5,992
Pflugerville TX Independent School District GO	5.000%	2/15/39	3,000	3,588
Plano TX Independent School District GO	5.000%	2/15/21	7,200	7,507
Plano TX Independent School District GO	5.000%	2/15/28	12,745	15,639
Port Arthur TX Independent School District GO	5.000%	2/15/24	1,700	1,971
Port of Corpus Christi TX Authority Nueces
County Revenue	4.000%	12/1/35	1,655	1,922
Port of Corpus Christi TX Authority Nueces
County Revenue	5.000%	12/1/36	1,280	1,620
Port of Corpus Christi TX Authority Nueces
County Revenue	5.000%	12/1/37	1,500	1,891
Port of Corpus Christi TX Authority Nueces
County Revenue	5.000%	12/1/38	1,200	1,509
Prosper TX Independent School District GO	4.000%	2/15/31	1,210	1,449
Prosper TX Independent School District GO	4.000%	2/15/32	3,290	3,917
Prosper TX Independent School District GO	4.000%	2/15/33	1,650	1,958
Prosper TX Independent School District GO	5.000%	2/15/37	2,175	2,728
Prosper TX Independent School District GO	5.000%	2/15/38	2,000	2,500
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/25	1,000	1,167
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/26	985	1,169
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/27	900	1,064
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/28	705	829
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/29	1,420	1,664
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	4.000%	6/1/36	1,000	1,074
Richardson TX Independent School District GO	5.000%	2/15/21	3,000	3,128
Round Rock TX Independent School District GO	4.000%	8/1/32	5,000	6,042
Round Rock TX Independent School District GO	4.000%	8/1/32	2,615	3,119
Round Rock TX Independent School District GO	3.000%	8/1/33	5,000	5,486
Round Rock TX Independent School District GO	3.000%	8/1/33	2,000	2,195
Round Rock TX Independent School District GO	3.000%	8/1/34	2,010	2,200
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,505	9,711
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,060	3,257
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	215	245
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	4,520	5,466
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/26	7,000	8,616
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/27	1,580	1,984
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/20	1,020	1,045
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	6,190	6,190
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	20,735	22,422
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	40,320	45,197

San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/24	7,510	8,269
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/25	3,125	3,437
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/27	11,870	15,024
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/28	7,675	9,052
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/28	4,000	4,849
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/28	14,610	18,860
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/29	4,000	4,921
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/30	11,015	13,727
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/30	2,710	3,109
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/31	3,000	3,436
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/33	5,000	5,716
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/34	10,000	11,415
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/34	16,000	21,074
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/35	18,405	24,138
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/36	4,000	4,905
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/36	8,525	11,136
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/37	15,845	20,637
San Antonio TX GO	5.000%	2/1/23	12,630	14,150
San Antonio TX GO	5.000%	2/1/24	8,010	9,286
San Antonio TX GO	5.000%	2/1/25	10,000	11,971
San Antonio TX GO	5.000%	2/1/26	2,500	2,908
San Antonio TX GO	5.000%	2/1/26	5,800	6,976
San Antonio TX GO	5.000%	2/1/27	1,750	2,032
San Antonio TX GO	5.000%	2/1/27	4,915	5,905
San Antonio TX GO	5.000%	2/1/28	1,000	1,159
San Antonio TX GO	4.000%	2/1/29	4,395	4,700
San Antonio TX GO	5.000%	2/1/29	2,050	2,374
San Antonio TX GO	4.000%	2/1/30	5,150	5,688
San Antonio TX GO	4.000%	2/1/31	5,000	5,506
San Antonio TX GO	4.000%	8/1/35	9,170	10,774
San Antonio TX Independent School District GO	5.000%	2/15/25	5,565	6,682
San Antonio TX Independent School District GO	5.000%	8/15/30	3,035	3,767
San Antonio TX Independent School District GO	5.000%	8/15/27	6,055	7,532
San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,816
San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	2,074
San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,237
San Antonio TX Independent School District GO	5.000%	8/15/32	4,500	5,759
San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,583
San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,576
San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	3,347

5 San Antonio TX Public Facilities Corp. Lease
Revenue (Convention Center Expansion
Project) TOB VRDO	0.970%	2/7/20	10,705	10,705
San Antonio TX Water Revenue	5.000%	5/15/33	6,220	7,681
San Antonio TX Water Revenue	5.000%	5/15/34	7,000	8,625
San Antonio TX Water Revenue	5.000%	5/15/35	6,500	7,997
San Antonio TX Water Revenue	5.000%	5/15/35	2,655	3,361
San Antonio TX Water Revenue	5.000%	5/15/36	4,370	5,514
San Antonio TX Water Revenue	5.000%	5/15/37	5,085	6,393
San Antonio TX Water Revenue	5.000%	5/15/38	5,500	6,886
Socorro TX Independent School District GO	4.000%	8/15/31	9,000	10,593
Socorro TX Independent School District GO	5.000%	8/15/29	3,980	5,033
Socorro TX Independent School District GO	4.000%	8/15/32	3,000	3,510
Socorro TX Independent School District GO	5.000%	8/15/34	4,605	5,875
Socorro TX Independent School District GO	5.000%	8/15/35	4,435	5,644
Socorro TX Independent School District GO	5.000%	8/15/36	4,305	5,464
Socorro TX Independent School District GO	5.000%	8/15/39	9,335	11,742
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/25	810	985
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/26	700	875
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/26	2,505	3,131
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/28	745	950
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/28	2,725	3,352
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/29	1,615	2,048
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	3.000%	10/1/31	3,440	3,632
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	3.000%	10/1/32	3,530	3,713
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	3.000%	10/1/33	3,760	3,943
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	4.000%	10/1/35	2,200	2,533
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	4.000%	10/1/36	2,710	3,107
Southwest TX Higher Education Authority Inc.
Revenue (Southern Methodist University
Project)	5.000%	10/1/25	4,345	5,289
Spring Branch TX Independent School District
GO	5.000%	2/1/20	3,855	3,855
Spring Branch TX Independent School District
GO	5.000%	2/1/21	2,500	2,603

Spring Branch TX Independent School District
GO	5.000%	2/1/26	3,465	4,284
Spring Branch TX Independent School District
GO	5.000%	2/1/28	2,010	2,607
Spring Branch TX Independent School District
GO	5.000%	2/1/30	2,000	2,609
Spring Branch TX Independent School District
GO	5.000%	2/1/31	3,325	4,311
Spring Branch TX Independent School District
GO	3.000%	2/1/34	4,485	4,856
Spring Branch TX Independent School District
GO	3.000%	2/1/37	5,000	5,339
Spring TX Independent School District GO	5.000%	8/15/24	5,145	6,075
Spring TX Independent School District GO	5.000%	8/15/25	3,690	4,492
Spring TX Independent School District GO	5.000%	8/15/28	2,270	2,809
Spring TX Independent School District GO	5.000%	8/15/28	7,850	9,458
Spring TX Independent School District GO	5.000%	8/15/29	4,315	5,182
Spring TX Independent School District GO	5.000%	8/15/32	6,165	7,381
Spring TX Independent School District GO	5.000%	8/15/33	8,565	10,478
Spring TX Independent School District GO	5.000%	8/15/34	8,995	10,986
Spring TX Independent School District GO	5.000%	8/15/35	6,000	7,313
Spring TX Independent School District GO	5.000%	8/15/36	6,915	8,410
Spring TX Independent School District GO	5.000%	8/15/37	5,000	6,065
Stephen F Austin Texas State University
Revenue	5.000%	10/15/25	620	754
Stephen F Austin Texas State University
Revenue	5.000%	10/15/26	2,265	2,827
Stephen F Austin Texas State University
Revenue	5.000%	10/15/29	1,010	1,238
Sugar Land TX GO	5.000%	2/15/20 (Prere.)	3,445	3,449
Sugar Land TX GO	4.000%	2/15/32	1,500	1,733
Sugar Land TX GO	4.000%	2/15/34	1,000	1,147
Sugar Land TX GO	4.000%	2/15/35	1,315	1,504
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/28	4,195	5,114
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/29	6,295	7,644
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/30	3,055	3,691
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/31	1,565	1,884
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/32	2,800	3,360
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/34	3,025	3,394
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/35	3,500	3,919
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott

& White Healthcare Project)	4.000%	11/15/36	2,000	2,235

Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	21,880	24,852
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	2,985	3,048
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	13,495	13,781
3 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	23,855	24,368
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/27	3,420	4,258
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/28	3,870	4,905
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/30	7,570	8,779
Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/24	3,130	3,685
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/22	10,935	11,955
Texas A&M University System Revenue Board
of Regents Revenue	4.000%	5/15/29	10,060	11,758
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/21 (Prere.)	3,940	4,170
Texas City TX Independent School District GO	4.000%	8/15/33	1,400	1,653
Texas GO	5.000%	10/1/20	3,845	3,950
Texas GO	5.000%	10/1/20	3,000	3,082
Texas GO	5.000%	4/1/21	5,250	5,501
Texas GO	5.000%	10/1/22	19,055	21,134
Texas GO	5.000%	10/1/24	4,000	4,751
Texas GO	5.000%	4/1/25	3,855	4,652
Texas GO	5.000%	10/1/25	5,435	6,662
Texas GO	5.000%	10/1/26	8,000	9,481
Texas GO	5.000%	4/1/27	10,015	11,646
Texas GO	5.000%	10/1/27	2,000	2,428
Texas GO	5.000%	10/1/27	33,600	39,006
Texas GO	5.000%	10/1/27	5,295	6,247
Texas GO	5.000%	10/1/28	31,975	37,070
Texas GO	4.000%	10/1/30	3,500	3,930
Texas GO	5.000%	10/1/30	17,015	21,571
Texas GO	4.000%	10/1/33	5,000	5,521
Texas GO	5.000%	10/1/33	7,545	9,504
Texas GO	5.000%	4/1/34	4,010	4,860
Texas GO	5.000%	10/1/35	21,495	26,922
Texas GO	5.000%	4/1/36	13,000	15,721
Texas GO	5.000%	4/1/36	19,300	23,339
Texas GO	5.000%	4/1/37	8,000	9,654
Texas GO	5.000%	4/1/38	4,300	5,172
Texas GO	5.000%	4/1/39	10,400	12,478
Texas GO VRDO	0.950%	2/7/20	24,300	24,300
Texas GO VRDO	0.950%	2/7/20	31,485	31,485
Texas GO VRDO	0.970%	2/7/20	32,100	32,100
Texas GO VRDO	1.000%	2/7/20	17,700	17,700
Texas GO VRDO	1.000%	2/7/20	36,410	36,410
Texas GO VRDO	1.000%	2/7/20	6,000	6,000

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	5,000	5,163
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	6,000	6,418
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,820	11,611
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	4,400	4,868
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	4,090	4,542
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	8,000	8,866
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,650	1,892
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	5,000	5,539
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	17,425	20,700
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	12,000	13,239
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	1,285	1,415
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	21,255	23,359
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/31	12,150	13,314
Texas Municipal Power Agency Revenue	5.000%	9/1/26	450	460
Texas Municipal Power Agency Revenue	5.000%	9/1/28	600	613
Texas Municipal Power Agency Revenue	5.000%	9/1/29	450	460
Texas Municipal Power Agency Revenue	5.000%	9/1/30	550	562
Texas Municipal Power Agency Revenue	5.000%	9/1/31	550	562
Texas Municipal Power Agency Revenue	5.000%	9/1/32	475	485
Texas Municipal Power Agency Revenue	5.000%	9/1/33	500	511
Texas Municipal Power Agency Revenue	5.000%	9/1/34	1,000	1,021
Texas Municipal Power Agency Revenue	5.000%	9/1/35	700	716
Texas Municipal Power Agency Revenue	5.000%	9/1/36	785	802
Texas Municipal Power Agency Revenue	5.000%	9/1/37	590	603
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,510	48,749
Texas Public Finance Authority GO	4.000%	10/1/33	3,500	4,056
Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,960
Texas State University System Financing
System Revenue	5.000%	3/15/21 (Prere.)	3,870	4,046
Texas State University System Financing
System Revenue	5.000%	3/15/21 (Prere.)	4,480	4,684
Texas State University System Financing
System Revenue	5.000%	3/15/23 (Prere.)	765	861
Texas State University System Financing
System Revenue	5.000%	3/15/23 (Prere.)	1,215	1,368
Texas State University System Financing
System Revenue	5.000%	3/15/33	1,500	1,847
Texas State University System Financing
System Revenue	4.000%	3/15/34	3,510	4,123
Texas State University System Financing
System Revenue	5.000%	3/15/34	1,200	1,475
Texas State University System Financing
System Revenue	4.000%	3/15/35	2,000	2,343

Texas State University System Financing
System Revenue	5.000%	3/15/35	1,700	2,085
Texas State University System Financing
System Revenue	5.000%	3/15/36	1,500	1,835
Texas Transportation Commission GO	5.000%	4/1/20	9,780	9,844
Texas Transportation Commission GO	5.000%	10/1/20	14,925	15,332
Texas Transportation Commission GO	5.000%	4/1/21	5,500	5,763
Texas Transportation Commission GO	5.000%	10/1/21	3,500	3,739
Texas Transportation Commission GO	5.000%	4/1/22	5,000	5,444
Texas Transportation Commission GO	5.000%	4/1/22	14,010	15,254
Texas Transportation Commission GO	5.000%	4/1/22	10,245	11,155
Texas Transportation Commission GO	5.000%	10/1/22	7,000	7,764
Texas Transportation Commission GO	5.000%	10/1/23	13,260	15,230
Texas Transportation Commission GO	5.000%	4/1/24	6,185	7,224
Texas Transportation Commission GO	5.000%	10/1/24	20,700	24,587
Texas Transportation Commission GO	5.000%	4/1/25	10,050	11,750
Texas Transportation Commission GO	5.000%	10/1/25	33,710	40,107
Texas Transportation Commission GO	5.000%	10/1/25	16,250	19,920
Texas Transportation Commission GO	5.000%	4/1/26	13,560	15,832
Texas Transportation Commission GO	5.000%	4/1/32	15,000	18,237
Texas Transportation Commission GO	5.000%	10/1/32	12,210	15,423
Texas Transportation Commission GO	5.000%	4/1/33	5,000	6,069
5 Texas Transportation Commission GO TOB
VRDO	1.210%	2/3/20	20,075	20,075
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/34	11,795	14,818
Texas Transportation Commission Revenue	5.000%	4/1/21	21,300	22,311
Texas Transportation Commission Revenue	5.000%	4/1/22	13,630	14,828
Texas Transportation Commission Revenue	5.000%	4/1/23	5,610	6,324
Texas Transportation Commission Revenue	5.000%	4/1/24	5,445	6,350
Texas Transportation Commission Revenue	5.000%	10/1/24	35,325	41,887
Texas Transportation Commission Revenue	5.000%	10/1/25	26,135	31,972
Texas Transportation Commission Revenue	5.000%	10/1/25	4,505	5,511
Texas Transportation Commission Revenue
PUT	4.000%	10/1/21	12,105	12,721
Texas Transportation Commission State
Highway Fund Revenue	5.000%	10/1/27	3,000	3,774
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/29	4,075	4,728
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/30	10,385	12,018
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/31	36,165	41,801
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	15,000	17,410
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	40,730	47,021
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	54,915	63,335
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	11,385	13,120
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	15,000	17,336
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,497
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	6,447

Texas Water Development Board Revenue	4.000%	4/15/20	2,300	2,314
Texas Water Development Board Revenue	5.000%	10/15/20	1,000	1,029
Texas Water Development Board Revenue	5.000%	4/15/21	3,000	3,147
Texas Water Development Board Revenue	5.000%	4/15/21	4,950	5,193
Texas Water Development Board Revenue	5.000%	10/15/21	3,325	3,554
Texas Water Development Board Revenue	5.000%	10/15/23	2,030	2,333
Texas Water Development Board Revenue	5.000%	8/1/24	3,435	4,052
Texas Water Development Board Revenue	5.000%	10/15/24	2,385	2,833
Texas Water Development Board Revenue	5.000%	4/15/25	1,520	1,834
Texas Water Development Board Revenue	5.000%	4/15/25	5,500	6,636
Texas Water Development Board Revenue	5.000%	4/15/25	6,225	7,511
Texas Water Development Board Revenue	5.000%	10/15/25	2,710	3,321
Texas Water Development Board Revenue	5.000%	10/15/25	2,670	3,272
Texas Water Development Board Revenue	5.000%	4/15/26	4,765	5,923
Texas Water Development Board Revenue	5.000%	4/15/26	4,870	6,054
Texas Water Development Board Revenue	5.000%	4/15/26	2,500	3,108
Texas Water Development Board Revenue	5.000%	8/1/26	3,865	4,841
Texas Water Development Board Revenue	5.000%	8/1/26	7,515	9,413
Texas Water Development Board Revenue	5.000%	10/15/26	10,000	12,589
Texas Water Development Board Revenue	5.000%	8/1/27	4,845	6,211
Texas Water Development Board Revenue	5.000%	4/15/28	7,725	9,925
Texas Water Development Board Revenue	5.000%	8/1/28	4,105	5,239
Texas Water Development Board Revenue	5.000%	4/15/29	6,750	8,627
Texas Water Development Board Revenue	4.000%	10/15/31	2,120	2,453
Texas Water Development Board Revenue	5.000%	10/15/31	5,595	7,129
Texas Water Development Board Revenue	5.000%	10/15/31	8,090	9,812
Texas Water Development Board Revenue	5.000%	4/15/32	7,705	10,147
Texas Water Development Board Revenue	4.000%	10/15/32	7,000	8,279
Texas Water Development Board Revenue	4.000%	10/15/33	5,030	5,936
Texas Water Development Board Revenue	4.000%	10/15/33	9,000	10,713
Texas Water Development Board Revenue	5.000%	8/1/34	3,435	4,307
Texas Water Development Board Revenue	3.000%	10/15/34	10,000	10,893
Texas Water Development Board Revenue	4.000%	10/15/34	5,910	6,909
Texas Water Development Board Revenue	4.000%	10/15/34	18,500	21,971
Texas Water Development Board Revenue	4.000%	10/15/35	9,000	10,330
Texas Water Development Board Revenue	4.000%	10/15/35	6,040	7,043
Texas Water Development Board Revenue	4.000%	10/15/35	35,500	42,045
Texas Water Development Board Revenue	4.000%	10/15/36	3,815	4,369
Texas Water Development Board Revenue	4.000%	10/15/36	8,680	10,252
5 Texas Water Development Board Revenue TOB
VRDO	1.040%	2/7/20	21,610	21,610
5 Texas Water Development Board TOB VRDO	0.960%	2/7/20	10,190	10,190
5 Texas Water Development Board TOB VRDO	0.960%	2/7/20	17,000	17,000
5 Texas Water Development Board TOB VRDO	0.970%	2/7/20	5,200	5,200
Texas Water Financial Assistance GO	5.000%	8/1/21	365	387
Texas Water Financial Assistance GO	5.000%	8/1/21	1,995	2,118
Texas Water Financial Assistance GO	5.000%	8/1/22	885	976
Texas Water Financial Assistance GO	5.000%	8/1/22	1,000	1,102
Texas Water Financial Assistance GO	5.000%	8/1/30	3,800	4,027
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	5,614
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	11,616
Tomball TX Independent School District GO	4.000%	2/15/28	1,000	1,166
Tomball TX Independent School District GO	5.000%	2/15/36	1,000	1,247
Travis TX GO	5.000%	3/1/23	4,200	4,722
Travis TX GO	5.000%	3/1/27	2,510	3,103
Travis TX GO	5.000%	3/1/28	6,165	7,603
Travis TX GO	5.000%	3/1/31	5,020	6,580

Travis TX GO	5.000%	3/1/33	15,910	20,704
Travis TX GO	5.000%	3/1/37	16,930	21,755
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/27	6,940	8,640
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/33	4,085	5,218
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/34	3,500	4,462
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/35	4,500	5,722
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/36	3,950	5,009
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/37	4,000	5,056
Tyler TX Independent School District GO	5.000%	2/15/26	1,000	1,200
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	255	265
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	4,745	4,943
University of Houston Texas Revenue	4.750%	2/15/28 (4)	1,255	1,261
University of Houston Texas Revenue	4.000%	2/15/29	4,340	4,910
2 University of Houston Texas Revenue	3.000%	2/15/31	9,150	10,138
University of Houston Texas Revenue	4.000%	2/15/31	4,865	5,455
2 University of Houston Texas Revenue	3.000%	2/15/32	12,375	13,598
University of Houston Texas Revenue	4.000%	2/15/32	4,875	5,423
University of Houston Texas Revenue	4.000%	2/15/32	11,375	12,894
2 University of Houston Texas Revenue	3.000%	2/15/33	10,290	11,187
University of Houston Texas Revenue	4.000%	2/15/33	10,000	11,310
2 University of Houston Texas Revenue	3.000%	2/15/35	10,920	11,790
University of Houston Texas Revenue	4.000%	2/15/35	15,080	17,001
University of Houston Texas Revenue	5.000%	2/15/37	15,015	17,930
University of North Texas Revenue	5.000%	4/15/32	3,625	4,474
University of North Texas Revenue	5.000%	4/15/33	1,000	1,230
University of North Texas Revenue	4.000%	4/15/34	2,400	2,813
University of North Texas Revenue	5.000%	4/15/34	1,125	1,382
University of North Texas Revenue	4.000%	4/15/35	2,660	3,111
University of North Texas Revenue	5.000%	4/15/35	1,665	2,041
University of North Texas Revenue	5.000%	4/15/36	2,000	2,507
University of North Texas Revenue	5.000%	4/15/37	1,800	2,250
University of North Texas Revenue	5.000%	4/15/38	2,100	2,614
University of Texas Permanent University Fund
Revenue	5.000%	7/1/26	6,250	7,587
University of Texas Permanent University Fund
Revenue	4.000%	7/1/30	1,225	1,364
University of Texas Permanent University Fund
Revenue	4.000%	7/1/33	5,675	6,285
University of Texas Permanent University Fund
Revenue VRDO	1.050%	2/7/20	36,120	36,120
University of Texas Revenue	5.000%	8/15/22	1,000	1,104
University of Texas Revenue	5.000%	8/15/26	5,490	6,891
University of Texas Revenue	5.000%	8/15/26	1,495	1,876
University of Texas Revenue	5.000%	8/15/26	6,120	7,668
University of Texas Revenue	5.000%	8/15/27	13,035	16,715
University of Texas Revenue	5.000%	8/15/33	10,380	13,587
University of Texas Revenue	5.000%	8/15/39	7,630	9,810
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	2,759
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	4,370	4,466

University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	5,030	5,553
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	2,870	3,168
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	1,540	1,700
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22 (Prere.)	4,180	4,609
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22 (Prere.)	9,835	10,844
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	9,030	10,332
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/24	2,320	2,745
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/24	8,235	9,744
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/24	3,450	4,082
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	5,500	6,719
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	2,950	3,604
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	3,750	4,581
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	10,190	12,448
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	6,500	8,145
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/27	2,300	2,949
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/29	2,535	3,222
University of Texas System Revenue Financing
System Revenue VRDO	1.050%	2/7/20	28,720	28,720
Victoria TX Independent School District GO	5.000%	2/15/24	1,000	1,160
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/26 (15)	1,140	1,408
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/28 (15)	2,440	3,069
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/33 (15)	1,125	1,292
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/34 (15)	1,495	1,713
Wichita Falls TX Independent School District GO	5.000%	2/1/24	1,670	1,935
Williamson County TX GO	5.000%	2/15/23	6,000	6,501
Wylie TX Independent School District GO	5.000%	8/15/32	2,515	3,296
Wylie TX Independent School District GO	5.000%	8/15/33	2,180	2,847
Wylie TX Independent School District GO	5.000%	8/15/34	1,575	2,052
Ysleta TX Independent School District GO	5.000%	8/15/34	1,750	2,135
Ysleta TX Independent School District GO	5.000%	8/15/35	2,080	2,532
Ysleta TX Independent School District GO	5.000%	8/15/37	2,350	2,847
				6,939,830
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/30	7,000	8,779
Alpine UT School District GO	5.000%	3/15/30	3,450	4,438
Canyons UT School District GO	5.000%	6/15/27	1,800	2,308

Central Utah Water Conservancy District
Revenue	4.000%	10/1/32	4,080	4,783
Central Utah Water Conservancy District
Revenue	4.000%	10/1/33	2,555	2,989
Central Utah Water Conservancy District
Revenue	4.000%	10/1/34	4,000	4,654
Central Utah Water Conservancy District
Revenue	4.000%	10/1/35	3,000	3,482
Central Utah Water Conservancy District
Revenue	4.000%	10/1/36	3,345	3,873
Central Utah Water Conservancy District
Revenue	4.000%	10/1/37	2,600	3,001
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	6,441
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,184
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,138
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	800
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,322
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,213
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/33	1,005	1,166
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/34	1,000	1,157
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/35	1,350	1,559
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/36	1,000	1,151
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/37	1,440	1,645
Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/22 (Prere.)	2,000	2,195
Salt Lake City UT Airport Revenue	5.000%	7/1/33	1,810	2,243
Salt Lake City UT Airport Revenue	5.000%	7/1/34	1,725	2,134
Salt Lake City UT Airport Revenue	5.000%	7/1/36	1,300	1,601
Salt Lake City UT Airport Revenue	5.000%	7/1/37	1,610	1,977
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/29	1,095	1,378
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/32	1,080	1,342
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/34	1,000	1,232
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/35	1,085	1,337
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/36	1,250	1,537
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/37	1,160	1,420
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,060	4,473
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,260	4,693
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	11,131
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,329
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/39	700	869
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/36	2,000	2,531
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/37	1,400	1,766
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/38	1,265	1,590
Utah County UT Transportation Sales Tax
Revenue	5.000%	12/1/31	1,000	1,322

Utah County UT Transportation Sales Tax
Revenue	5.000%	12/1/32	1,300	1,711
Utah County UT Transportation Sales Tax
Revenue	5.000%	12/1/33	1,100	1,440
Utah County UT Transportation Sales Tax
Revenue	5.000%	12/1/34	1,040	1,358
Utah GO	5.000%	7/1/22	5,100	5,607
Utah GO	5.000%	7/1/23	14,500	16,531
Utah GO	5.000%	7/1/24	5,095	6,014
Utah GO	5.000%	7/1/24	9,000	10,623
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25 (Prere.)	4,150	5,032
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25 (Prere.)	2,230	2,704
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25 (Prere.)	2,250	2,728
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25 (Prere.)	9,005	10,918
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25 (Prere.)	6,680	8,099
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25 (Prere.)	4,515	5,474
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25 (Prere.)	10,330	12,525
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25 (Prere.)	10,510	12,743
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25 (Prere.)	7,105	8,615
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,712
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,000	2,413
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,120	3,580
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,851
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	6,618
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,266
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	1,885	2,235
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	2,930	3,479
Utah University Revenue	4.000%	12/1/32	1,295	1,553
Utah University Revenue	3.000%	12/1/33	1,965	2,106
Utah University Revenue	3.000%	12/1/34	2,025	2,165
Utah University Revenue	3.000%	12/1/35	2,085	2,222
Washington County UT School District GO	5.000%	3/1/21	6,150	6,424
Weber County UT Hospital Revenue (IHC
Health Services) VRDO	1.180%	2/3/20	15,660	15,660
				290,589
Vermont (0.1%)
University of Vermont & State Agricultural
College GO	5.000%	10/1/37	2,725	3,879
University of Vermont & State Agricultural
College GO	5.000%	10/1/38	3,145	4,520
University of Vermont & State Agricultural
College GO	5.000%	10/1/39	1,650	2,391
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/31	1,180	1,386
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/32	1,290	1,507
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/33	1,405	1,639
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/34	1,530	1,783
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/35	2,660	3,091

Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/36	2,795	3,241
Vermont Educational & Health Buildings
Financing Agency Revenue (Middlebury
College Project)	5.000%	11/1/31	4,130	4,547
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/34	7,910	9,460
Vermont Municipal Bond Bank Revenue	5.000%	10/1/27	2,260	2,900
Vermont Municipal Bond Bank Revenue	5.000%	10/1/28	3,575	4,566
Vermont Municipal Bond Bank Revenue	5.000%	10/1/29	1,475	1,873
Vermont Municipal Bond Bank Revenue	5.000%	10/1/30	2,275	2,875
Vermont Municipal Bond Bank Revenue	5.000%	10/1/31	2,185	2,749
Vermont Municipal Bond Bank Revenue	5.000%	10/1/32	1,525	1,911
Vermont Municipal Bond Bank Revenue	4.000%	10/1/33	1,050	1,222
				55,540
Virginia (2.5%)
Arlington County VA GO	5.000%	8/15/25	2,445	2,994
Arlington County VA GO	4.000%	6/15/31	8,590	10,553
Arlington County VA GO	4.000%	6/15/32	8,590	10,521
Arlington County VA GO	4.000%	6/15/34	8,585	10,426
Chesapeake VA GO	5.000%	8/1/26	3,670	4,618
Chesapeake VA GO	5.000%	8/1/29	3,045	3,892
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,747
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/22	8,045	8,911
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/24	5,195	6,150
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/33	2,000	2,345
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	9,730	9,794
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	5,000	5,033
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	4,890	4,922
Fairfax County VA GO	5.000%	10/1/20	6,000	6,165
Fairfax County VA GO	5.000%	10/1/21	1,000	1,069
Fairfax County VA GO	5.000%	10/1/23	10,000	11,497
Fairfax County VA GO	4.000%	10/1/25	4,000	4,671
Fairfax County VA GO	5.000%	10/1/25	5,000	6,118
Fairfax County VA GO	5.000%	10/1/25	4,000	4,771
Fairfax County VA GO	5.000%	10/1/26	4,285	5,098
Fairfax County VA GO	4.000%	10/1/27	1,485	1,750
Fairfax County VA GO	4.000%	10/1/30	11,420	13,578
Fairfax County VA GO	5.000%	10/1/30	6,000	7,819
Fairfax County VA GO	4.000%	10/1/31	11,420	13,470
Fairfax County VA GO	5.000%	10/1/31	8,075	10,482
Fairfax County VA GO	4.000%	10/1/32	10,000	11,736
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	4,611

Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	7,816
Fairfax County VA Public Improvement GO	5.000%	10/1/33	9,630	12,706
Fairfax County VA Water Authority Revenue	5.000%	4/1/22 (Prere.)	2,500	2,722
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/28	2,065	2,483
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/29	2,165	2,638
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/30	1,275	1,543
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/31	2,390	2,881
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/32	2,510	3,018
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/33	2,635	3,158
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,813
Hampton Roads VA Transportation
Accountability Commission Revenue	5.000%	7/1/22	46,500	51,020
Hampton Roads VA Transportation
Accountability Commission Revenue	5.000%	7/1/37	7,260	9,081
Hampton Roads VA Transportation
Accountability Commission Revenue	5.000%	7/1/38	3,395	4,233
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/38	270	297
Henrico County VA Water & Sewer Revenue	5.000%	5/1/28	3,205	3,990
Henrico County VA Water & Sewer Revenue	3.000%	5/1/33	3,345	3,664
Loudoun County VA GO	5.000%	12/1/25	10,100	12,483
Loudoun County VA GO	3.000%	12/1/32	7,535	8,221
Loudoun County VA GO	3.000%	12/1/33	7,535	8,176
Loudoun County VA GO	3.000%	12/1/34	3,770	4,068
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/24	1,720	1,927
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/25	1,750	1,998
Newport News VA GO	5.000%	8/1/29	2,970	3,799
Newport News VA GO	4.000%	2/1/30	1,000	1,216
Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) PUT	5.000%	11/1/28	4,500	5,804
Norfolk VA GO	5.000%	9/1/24 (Prere.)	4,410	5,219
Norfolk VA GO	5.000%	9/1/24 (Prere.)	5,345	6,338
Norfolk VA GO	5.000%	9/1/24 (Prere.)	2,000	2,372
Norfolk VA GO	5.000%	9/1/24 (Prere.)	2,000	2,372
Norfolk VA GO	5.000%	9/1/24 (Prere.)	3,000	3,557
Norfolk VA GO	5.000%	9/1/24 (Prere.)	3,000	3,557
Norfolk VA GO	5.000%	9/1/24 (Prere.)	2,000	2,372
Norfolk VA GO	5.000%	9/1/24 (Prere.)	3,000	3,557
Norfolk VA GO	5.000%	9/1/24 (Prere.)	3,000	3,557

Norfolk VA GO	5.000%	9/1/25	2,750	3,259
Norfolk VA GO	5.000%	9/1/26	5,485	6,489
Norfolk VA GO	5.000%	8/1/28 (Prere.)	2,140	2,813
Norfolk VA GO	5.000%	8/1/28 (Prere.)	7,005	9,207
Norfolk VA GO	5.000%	8/1/31	12,000	15,566
Norfolk VA GO	5.000%	8/1/32	3,700	4,776
Norfolk VA GO	5.000%	8/1/33	4,195	5,401
Norfolk VA GO	5.000%	8/1/34	5,725	7,351
Norfolk VA GO	5.000%	8/1/35	4,000	5,119
Norfolk VA GO	5.000%	8/1/36	5,475	6,988
Norfolk VA GO	5.000%	8/1/37	6,655	8,454
Norfolk VA Water Revenue	5.000%	11/1/25	15,935	19,614
Norfolk VA Water Revenue	5.000%	11/1/26	8,705	11,010
Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,758
Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,536
Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,488
Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,608
Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,731
Peninsula VA Town Center Community
Development Authority Revenue	4.500%	9/1/28	725	813
Peninsula VA Town Center Community
Development Authority Revenue	5.000%	9/1/37	1,750	1,996
1,5 Portsmouth VA GO TOB PUT	1.200%	2/3/20	11,510	11,510
Richmond VA GO	5.000%	3/1/23 (Prere.)	7,685	8,651
Richmond VA GO	5.000%	3/1/23 (Prere.)	9,120	10,266
Richmond VA GO	5.000%	3/1/23 (Prere.)	4,525	5,094
Richmond VA GO	5.000%	3/1/24	1,100	1,282
Richmond VA GO	5.000%	3/1/25	2,535	3,054
Richmond VA GO	5.000%	3/1/26	3,440	4,263
Richmond VA GO	5.000%	3/1/31	1,100	1,513
Richmond VA Public Utility Revenue	5.000%	1/15/28	4,000	4,911
Richmond VA Public Utility Revenue	5.000%	1/15/29	10,010	12,253
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,644
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,332
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,405	10,579
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,527
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,608
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group) VRDO	0.950%	2/7/20	36,550	36,550
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/25	1,000	1,198
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/26	1,700	2,089

Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/27	1,500	1,832
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/28	1,550	1,885
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,195
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/34	2,500	2,979
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/35	2,500	2,973
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/27	755	912
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/31	1,000	1,192
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/34	1,155	1,367
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/35	1,210	1,428
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/36	725	854
Virginia Beach VA GO	4.000%	9/15/20	6,195	6,316
Virginia Beach VA GO	5.000%	5/1/22	4,300	4,697
Virginia Beach VA GO	5.000%	5/1/23	4,300	4,872
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,042
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	17,540	18,259
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21 (Prere.)	5,840	6,080
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,015	1,098
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/25	11,385	13,673
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/25	2,485	2,984
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/25	19,695	23,652

Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/26	30,045	37,209
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/27	5,000	6,157
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/29	16,065	18,861
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/30	4,080	4,691
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/31	4,300	4,910
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/32	18,335	20,201
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/32	20,225	23,049
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/33	18,750	20,556
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/33	21,035	23,917
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/33	35,505	41,112
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/34	7,000	7,615
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/34	22,510	26,022
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/35	7,115	7,690
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/35	9,775	10,566
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/36	8,690	9,357
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/37	13,000	13,958
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	3,715	3,803
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	19,913
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/27	6,085	7,626

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/30	4,515	5,223
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	3.000%	9/1/36	3,000	3,192
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/36	6,500	7,670
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/20	2,500	2,512
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/21	4,400	4,602
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	13,765	14,494
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	30,140	31,737
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	31,550	33,222
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,000	2,133
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,173
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22 (Prere.)	10,000	10,938
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22 (Prere.)	21,000	22,969
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22 (Prere.)	12,560	13,738
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	2,790	3,089
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	5,040	5,581
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	2,100	2,325
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	1,800	1,993
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	5,035	5,575
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	2,000	2,215
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	5,260	5,825
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	3,520	3,986
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	10,020	11,347
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	6,845	8,012
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/25	4,370	5,286
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/25	15,155	18,524
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	9,230	11,449
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	15,055	18,675

Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	3,015	3,756
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	4,565	5,687
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	10,085	12,670
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	13,090	16,626
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	4,605	5,871
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	3,585	4,500
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	10,040	12,898
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/28	12,075	15,483
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/28	5,215	6,714
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/29	6,145	7,873
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/29	8,465	10,567
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/30	10,190	11,958
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/30	2,000	2,490
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	7,000	7,758
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	10,600	12,392
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	11,855	13,576
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	11,020	12,853
Virginia Commonwealth Transportation Board
Revenue	3.000%	5/15/33	5,310	5,757
Virginia Commonwealth Transportation Board
Revenue	3.000%	5/15/34	5,470	5,869
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/34	8,790	10,300
Virginia Commonwealth Transportation Board
Revenue	3.000%	5/15/35	8,250	8,813
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	8,070	9,428
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	10,000	11,588
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/35	2,000	2,295
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/35	1,895	2,175
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/36	3,000	3,434
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/36	1,800	2,061
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/37	3,100	3,539

Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/37	1,500	1,712
Virginia GO	4.000%	6/1/24	10,145	11,199
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	8,715	8,893
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	7,660	7,817
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21 (Prere.)	11,540	12,252
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	9,165	9,732
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	8,055	8,553
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	8,500	10,044
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/30	5,920	6,992
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/32	6,100	8,038
Virginia Public Building Authority Revenue	5.000%	8/1/26	3,525	4,428
Virginia Public Building Authority Revenue	5.000%	11/1/30	230	255
Virginia Public Building Authority Revenue	5.000%	11/1/32	140	155
Virginia Public School Authority Revenue	4.000%	8/1/20	8,000	8,123
Virginia Public School Authority Revenue	5.000%	3/1/22	3,780	4,103
Virginia Public School Authority Revenue	5.000%	8/1/22	25,225	27,787
Virginia Public School Authority Revenue	5.000%	8/1/23	12,240	13,972
Virginia Public School Authority Revenue	5.000%	8/1/24	6,400	7,560
Virginia Public School Authority Revenue	5.000%	8/1/25	5,770	7,033
Virginia Public School Authority Revenue	5.000%	3/1/26	5,125	6,368
Virginia Public School Authority Revenue	5.000%	8/1/26	6,500	8,165
Virginia Public School Authority Revenue	5.000%	8/1/29	8,500	10,645
Virginia Public School Authority Revenue	4.000%	3/1/31	5,795	6,884
Virginia Public School Authority Revenue	3.000%	8/1/31	6,010	6,541
Virginia Public School Authority Revenue	5.000%	8/1/31	4,630	6,134
Virginia Public School Authority Revenue	4.000%	3/1/32	5,795	6,852
Virginia Public School Authority Revenue	5.000%	8/1/32	4,775	6,287
Virginia Public School Authority Revenue	3.000%	10/1/33	5,455	5,916
Virginia Public School Authority Revenue	3.000%	10/1/34	5,455	5,896
Virginia Public School Authority Revenue	3.000%	8/1/35	3,750	4,015
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/20	5,780	5,827
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	11,000	11,540
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/24	10,000	11,695
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	9,432
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	7,860	8,722
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	6,005	6,906
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	11,484
Virginia Resources Authority Infrastructure
Revenue	5.000%	11/1/22 (Prere.)	7,245	8,050
Virginia Resources Authority Infrastructure
Revenue	5.000%	11/1/22 (Prere.)	4,255	4,728

2 Virginia Small Business Financing Authority
Revenue (Sentara Healthcare)	4.000%	11/1/36	5,000	5,965
2 Virginia Small Business Financing Authority
Revenue (Sentara Healthcare)	4.000%	11/1/37	6,000	7,129
2 Virginia Small Business Financing Authority
Revenue (Sentara Healthcare)	4.000%	11/1/38	5,000	5,902
2 Virginia Small Business Financing Authority
Revenue (Sentara Healthcare)	3.000%	11/1/40	20,000	21,113
Virginia Upper Occoquan Sewage Authority
Revenue	4.000%	7/1/32	1,180	1,333
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/31	3,000	3,586
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/32	2,155	2,569
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/33	2,500	2,970
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/34	3,000	3,555
				1,889,474
Washington (3.0%)
Bellevue WA GO	5.000%	12/1/37	6,265	6,796
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/25	1,100	1,351
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/27	1,310	1,645
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/28	1,220	1,528
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/29	1,300	1,623
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/30	2,580	3,213
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	1,605	1,992
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	2,610	3,229
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/33	2,570	3,168
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/34	4,805	5,909
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,420	4,183
Clark County WA School District No. 117 GO	5.000%	12/1/32	8,000	10,089
Clark County WA School District No. 37
Vancouver Revenue	5.000%	12/1/32	4,000	5,224
Clark County WA School District No. 37
Vancouver Revenue	5.000%	12/1/33	2,510	3,268
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	4.000%	7/1/23	5,725	6,320
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/24	5,520	6,497
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	5,925	7,546

Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,280	20,621
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	3,415	3,750
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/23	3,825	4,351
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/24	1,590	1,871
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	6,000	7,005
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	3,250	3,907
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	10,000	11,650
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,000	1,201
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/32	5,000	5,816
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/38	42,585	54,602
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/24	1,840	2,166
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	15,030	18,272
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	5,445	6,620
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/26	13,155	13,901
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/26	2,240	2,798
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	19,010	22,295
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/26	21,295	26,601
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	38,590	48,053
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	17,190	21,982
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/28	13,000	15,232
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/27	1,055	1,246
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/28	1,000	1,174
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/29	1,200	1,405
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/30	1,575	1,838
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/31	1,625	1,895
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	16,505	17,410
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	17,335	18,285
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	18,200	19,198
King County WA (Bellevue School District) GO	5.000%	12/1/22	3,035	3,386
King County WA GO	5.000%	7/1/22 (Prere.)	4,140	4,550
King County WA GO	4.000%	12/1/32	3,300	3,795
King County WA School District GO	5.000%	12/1/25	13,000	14,467

King County WA School District No. 401
Highline GO	5.000%	12/1/24	7,105	7,911
King County WA School District No. 405 GO	5.000%	12/1/23	4,200	4,847
King County WA School District No. 408 GO	5.000%	12/1/35	2,000	2,506
King County WA School District No. 411 GO	5.000%	12/1/28	2,055	2,579
King County WA School District No. 411
Issaquah Revenue	4.000%	12/1/28	11,910	13,022
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	5,808
King County WA School District No. 414 GO	5.000%	12/1/21	14,785	15,902
King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,850
King County WA Sewer Revenue	4.000%	7/1/32	5,450	6,248
King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,980
King County WA Sewer Revenue	4.000%	7/1/33	12,500	14,300
Kitsap County WA School District No. 401 GO	4.000%	12/1/32	1,025	1,192
Kitsap County WA School District No. 401 GO	4.000%	12/1/34	1,555	1,798
2 Mason County WA Public Utility District No. 3
Revenue	3.000%	12/1/33	3,640	3,972
2 Mason County WA Public Utility District No. 3
Revenue	3.000%	12/1/34	3,675	3,976
2 Mason County WA Public Utility District No. 3
Revenue	3.000%	12/1/35	1,165	1,252
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	8,500	9,305
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/33	8,530	10,660
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/34	6,015	7,503
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/35	26,210	32,602
Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	6,500	7,235
Pierce County WA School District No. 10
(Tacoma) GO	4.000%	6/1/20	2,000	2,020
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/20	3,700	3,826
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/32	2,500	3,019
Pierce County WA School District No. 320
(Sumner) GO	5.000%	12/1/28	10,575	13,401
Pierce County WA School District No. 320
(Sumner) GO	4.000%	12/1/29	965	1,119
Pierce County WA School District No. 402 GO	4.000%	12/1/32	1,455	1,698
Pierce County WA School District No. 402 GO	4.000%	12/1/34	3,080	3,568
Pierce County WA School District No. 402 GO	4.000%	12/1/35	2,615	3,022
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,200	3,307
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	5,715
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,026
Port of Seattle WA Revenue	5.000%	2/1/25	1,785	2,125
Port of Seattle WA Revenue	5.000%	3/1/25	1,515	1,781
Port of Seattle WA Revenue	5.000%	2/1/26	2,960	3,631
Port of Seattle WA Revenue	5.000%	3/1/26	1,055	1,239
Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,171
Port of Seattle WA Revenue	5.000%	8/1/27	8,650	9,488
Port of Seattle WA Revenue	5.000%	3/1/28	1,780	2,078
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,204
Port of Seattle WA Revenue	5.000%	3/1/29	2,025	2,361

Port of Seattle WA Revenue	5.000%	3/1/30	5,000	5,818
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,078
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	8,754
Port of Seattle WA Revenue	5.000%	8/1/31	5,560	6,083
Port of Tacoma WA Revenue VRDO	0.960%	2/7/20 LOC	20,100	20,100
Seattle WA GO	5.000%	6/1/21	16,395	17,294
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,960	7,960
Seattle WA Municipal Light & Power Revenue	4.000%	10/1/35	1,000	1,141
Seattle WA Water System Revenue	5.000%	9/1/23	14,315	15,821
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	14,787
Seattle WA Water System Revenue	4.000%	5/1/31	1,805	2,037
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/24	2,295	2,553
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/25	3,760	4,264
Snohomish County WA GO	4.000%	12/1/26	3,515	3,860
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/29	3,700	4,304
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/30	3,000	3,484
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/31	3,650	4,230
Spokane WA Water & Wastewater System
Revenue	3.000%	12/1/26	2,900	3,165
Thurston County WA School District No. 111
Olympia Revenue	4.000%	12/1/32	3,150	3,657
University of Washington Revenue	5.000%	7/1/27	6,925	7,582
University of Washington Revenue	5.000%	4/1/28	10,195	10,667
University of Washington Revenue	5.000%	7/1/28	11,490	12,578
University of Washington Revenue	5.000%	7/1/29	7,500	8,195
University of Washington Revenue	5.000%	4/1/30	9,315	9,745
University of Washington Revenue	5.000%	7/1/30	10,495	11,460
University of Washington Revenue	5.000%	4/1/31	10,500	10,982
University of Washington Revenue	5.000%	4/1/32	11,375	11,892
University of Washington Revenue	5.000%	7/1/32	5,000	5,457
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	5,878
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	5,986
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	5,794
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	6,797
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	17,752
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,010	5,969
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,725	23,455
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/28	7,050	8,535
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	11,116
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	7,932
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	23,685	26,896
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	7,712
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	13,197
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,669
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,692
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,541

Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,711
Washington GO	0.000%	6/1/20 (14)	5,500	5,484
Washington GO	5.000%	7/1/20	10,720	10,903
Washington GO	5.000%	2/1/21 (Prere.)	10,000	10,406
Washington GO	5.000%	2/1/21 (Prere.)	9,650	10,042
Washington GO	5.000%	8/1/21	5,600	5,947
Washington GO	5.000%	8/1/21 (Prere.)	20,980	22,258
Washington GO	5.000%	2/1/22 (Prere.)	6,170	6,670
Washington GO	5.000%	7/1/22	20,110	22,100
Washington GO	5.000%	7/1/22	10,015	11,006
Washington GO	5.000%	7/1/22	23,500	25,826
Washington GO	5.000%	8/1/22	5,470	6,030
Washington GO	5.000%	7/1/23	10,025	11,007
Washington GO	5.000%	7/1/24	3,025	3,563
Washington GO	5.000%	7/1/24	5,135	5,639
Washington GO	5.000%	1/1/25	1,750	1,815
Washington GO	5.000%	7/1/25	3,505	3,849
Washington GO	5.000%	7/1/25	50,585	59,640
Washington GO	5.000%	8/1/25	9,200	11,236
Washington GO	5.000%	8/1/26	12,370	15,529
Washington GO	4.000%	7/1/27	27,500	29,434
Washington GO	4.000%	7/1/27	72,500	77,600
Washington GO	5.000%	7/1/27	8,645	10,299
Washington GO	5.000%	8/1/27	7,495	9,092
2 Washington GO	5.000%	6/1/28	3,400	4,187
Washington GO	4.000%	7/1/28	82,900	88,581
Washington GO	4.000%	7/1/28	10,000	10,685
Washington GO	5.000%	8/1/28	20,210	24,468
2 Washington GO	5.000%	6/1/29	3,215	4,024
Washington GO	4.000%	7/1/29	9,000	9,835
Washington GO	5.000%	2/1/30	8,545	9,848
Washington GO	5.000%	2/1/30	13,740	16,346
2 Washington GO	5.000%	6/1/30	2,800	3,549
Washington GO	5.000%	7/1/30	8,000	9,480
Washington GO	5.000%	7/1/30	6,960	8,466
Washington GO	5.000%	8/1/30	45,000	56,953
Washington GO	5.000%	8/1/30	21,495	27,205
2 Washington GO	5.000%	6/1/31	2,400	3,029
Washington GO	5.000%	6/1/31	5,250	5,534
Washington GO	5.000%	7/1/31	3,000	3,550
Washington GO	5.000%	7/1/31	12,950	15,322
Washington GO	5.000%	8/1/31	13,860	16,227
Washington GO	5.000%	8/1/31	43,010	54,357
Washington GO	5.000%	8/1/31	32,640	41,251
2 Washington GO	5.000%	6/1/32	3,070	3,863
Washington GO	5.000%	6/1/32	5,500	5,798
Washington GO	5.000%	8/1/32	29,775	33,780
Washington GO	5.000%	8/1/32	26,770	33,619
Washington GO	5.000%	8/1/33	5,010	6,151
2 Washington GO	5.000%	6/1/34	4,000	5,008
Washington GO	5.000%	8/1/34	5,000	6,129
2 Washington GO	5.000%	6/1/35	2,500	3,122
Washington GO	5.000%	8/1/35	2,500	3,058
2 Washington GO	5.000%	6/1/36	3,800	4,731
Washington GO	5.000%	8/1/36	16,960	21,523

2 Washington GO	5.000%	6/1/37	4,500	5,585
Washington GO	5.000%	8/1/37	10,005	12,665
2 Washington GO	5.000%	6/1/38	3,000	3,710
Washington GO	5.000%	8/1/38	18,960	23,941
2 Washington GO	5.000%	6/1/39	3,250	4,008
Washington GO	5.000%	8/1/39	6,055	7,377
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/27	2,675	3,127
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/28	2,160	2,516
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/29	1,755	2,043
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/27	1,095	1,355
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/27	1,675	2,073
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/28	2,000	2,518
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/28	2,530	3,185
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/29	3,425	4,375
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/29	3,500	4,470
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/30	3,600	4,579
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/31	2,000	2,530
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/32	2,200	2,770
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/33	1,750	2,197
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/34	2,010	2,518
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/36	3,000	3,737
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/37	4,415	5,480
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/37	2,105	2,613
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/38	4,000	4,947
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/38	2,370	2,931
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/39	4,500	5,551
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	7,000	8,026
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health) PUT	5.000%	8/1/25	7,150	8,362
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health) PUT	5.000%	8/1/26	8,000	9,571
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/26	1,070	1,335

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/27	1,550	1,976
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/28	1,195	1,520
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/30	1,845	2,322
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/31	1,280	1,605
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/35	9,480	11,712
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/36	19,390	23,863
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/37	9,680	11,860
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,717
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/25	1,710	1,990
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/27	1,045	1,208
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	2,085	2,701
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	4,000	5,166
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	5,147
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,159
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,750	2,882
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,229
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/26	2,055	2,446
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/27	2,275	2,745
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/28	4,600	5,519
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/29	2,500	2,987
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/30	2,595	3,086
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/31	2,250	2,667
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/32	3,190	3,772
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/33	3,365	3,970

Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,343
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,862
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/36	4,545	5,048
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/28	1,675	1,858
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/33	2,840	3,120
Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	4.500%	7/1/28	965	1,051
Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	5.000%	7/1/38	830	906
Washington State University General Revenue	5.000%	10/1/28	3,070	3,262
Washington State University General Revenue	5.000%	10/1/29	3,070	3,261
Washington State University General Revenue	5.000%	10/1/30	3,140	3,335
Washington State University General Revenue	5.000%	10/1/31	3,170	3,364
				2,283,559
West Virginia (0.6%)
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/21	11,210	11,927
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/22	5,160	5,694
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/25	4,130	5,009
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/26	6,465	8,059
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/27	4,710	5,999
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/32	3,000	3,743
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/33	3,025	3,754
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	3,500	3,552
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	2,055	2,086
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	5,085	5,161
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	1,745	1,771
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	2,445	2,481
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/26	5,340	6,655

West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/28	5,890	7,441
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/29	5,000	6,300
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/32	7,025	8,083
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/33	7,300	8,369
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/35	7,900	9,002
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/36	8,215	9,332
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/37	7,000	7,925
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.550%	4/1/24	4,100	4,301
West Virginia GO	5.000%	12/1/33	10,000	12,697
West Virginia GO	5.000%	12/1/35	16,375	20,692
West Virginia GO	5.000%	6/1/36	14,890	18,791
West Virginia GO	5.000%	6/1/37	2,895	3,643
West Virginia GO	5.000%	12/1/37	16,020	20,541
West Virginia GO	5.000%	6/1/38	13,920	17,820
West Virginia GO	5.000%	12/1/38	16,835	21,523
West Virginia GO	5.000%	6/1/39	17,255	22,030
West Virginia GO	5.000%	12/1/39	17,685	22,549
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/25	2,000	2,168
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/26	2,425	2,997
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/27	1,500	1,624
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/27	1,545	1,953
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/28	2,000	2,165
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/28	1,530	1,916
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/29	2,000	2,165
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/29	1,670	2,083
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/31	1,720	2,127
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/32	1,910	2,356
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/33	2,070	2,548
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/35	2,410	2,954
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/36	2,860	3,497
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/37	2,975	3,628
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/27	1,460	1,784

West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/28	1,190	1,480
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/24	3,075	3,557
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/25	2,990	3,456
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/26	2,575	2,968
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/27	3,170	3,641
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/28	3,525	4,037
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/29	3,000	3,833
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/30	3,220	4,091
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/31	2,500	3,156
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/32	2,250	2,828
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/29	5,810	6,572
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/31	3,335	3,745
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/32	8,750	9,804
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/35	4,540	5,058
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/32	1,000	1,278
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/34	2,010	2,557
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/35	1,010	1,282
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/36	2,030	2,569
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/37	1,500	1,893
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/26	2,590	3,215
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/27	2,720	3,456

West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/28	2,855	3,689
West Virginia University Revenue	5.000%	10/1/30	3,000	3,193
West Virginia University Revenue PUT	5.000%	10/1/29	23,125	30,107
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27	2,745	3,218
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31	3,435	4,000
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33	3,690	4,281
				445,859
Wisconsin (1.6%)
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/30	1,890	2,207
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/31	2,000	2,333
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/32	2,000	2,330
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/33	1,500	1,744
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/34	1,500	1,742
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/35	1,500	1,738
Green Bay WI Area Public School District GO	4.000%	4/1/26 (Prere.)	3,560	4,206
Green Bay WI Area Public School District GO	4.000%	4/1/26 (Prere.)	3,685	4,353
Green Bay WI Area Public School District GO	4.000%	4/1/26 (Prere.)	3,825	4,519
Madison WI Area Technical College GO	5.000%	3/1/22	4,055	4,398
Madison WI Area Technical College GO	5.000%	3/1/23	4,345	4,879
Madison WI Area Technical College GO	4.000%	3/1/24	4,590	5,151
Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,454
Madison WI Area Technical College GO	4.000%	3/1/27	5,340	6,413
Madison WI Area Technical College GO	4.000%	3/1/28	5,530	6,569
Madison WI GO	3.000%	10/1/21	8,045	8,327
Madison WI GO	4.000%	10/1/26	6,540	7,768
Middleton Cross Plains WI Area School District
GO	4.000%	3/1/33	5,280	6,084
Middleton Cross Plains WI Area School District
GO	4.000%	3/1/34	11,690	13,447
Middleton Cross Plains WI Area School District
GO	4.000%	3/1/35	15,110	17,346
Milwaukee WI GO	4.000%	3/15/20	9,930	9,965
Milwaukee WI GO	4.000%	4/1/32	6,100	6,994
Milwaukee WI GO	3.000%	4/1/33	4,825	5,110
Milwaukee WI GO	3.000%	4/1/34	4,825	5,081
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	2,998
University of Wisconsin Hospitals & Clinics
Authority Revenue VRDO	1.160%	2/3/20	35,970	35,970
Verona WI Area School District GO	5.000%	4/1/26	3,485	4,300
West De Pere WI School District GO	5.000%	4/1/30	3,820	4,891
West De Pere WI School District GO	4.000%	4/1/31	3,195	3,752
Wisconsin Environmental Improvement Fund
Revenue	5.000%	6/1/35	6,435	7,672
Wisconsin GO	5.000%	5/1/20	1,000	1,010

Wisconsin GO	5.000%	5/1/20	2,915	2,944
Wisconsin GO	5.000%	5/1/20 (Prere.)	2,305	2,328
Wisconsin GO	5.000%	5/1/20 (Prere.)	1,195	1,207
Wisconsin GO	4.000%	5/1/21 (Prere.)	1,375	1,429
Wisconsin GO	5.000%	5/1/21	9,335	9,816
Wisconsin GO	5.000%	5/1/21 (Prere.)	10,425	10,954
Wisconsin GO	5.000%	5/1/22 (Prere.)	1,400	1,529
Wisconsin GO	5.000%	5/1/22 (Prere.)	2,060	2,250
Wisconsin GO	5.000%	5/1/22 (Prere.)	1,715	1,873
Wisconsin GO	5.000%	5/1/22 (Prere.)	110	120
Wisconsin GO	5.000%	5/1/22 (Prere.)	40	44
Wisconsin GO	5.000%	5/1/22 (Prere.)	7,405	8,088
Wisconsin GO	5.000%	5/1/22 (Prere.)	2,835	3,096
Wisconsin GO	5.000%	11/1/23	5,025	5,794
Wisconsin GO	5.000%	5/1/26	9,000	10,181
Wisconsin GO	5.000%	5/1/27	4,000	4,746
Wisconsin GO	5.000%	11/1/28	30,160	38,359
Wisconsin GO	5.000%	5/1/29	16,840	20,196
Wisconsin GO	5.000%	5/1/29	5,055	5,685
Wisconsin GO	5.000%	5/1/30	7,760	9,287
Wisconsin GO	5.000%	11/1/31	5,000	6,285
Wisconsin GO	4.000%	5/1/32	12,500	14,720
Wisconsin GO	5.000%	5/1/32	5,025	5,983
Wisconsin GO	4.000%	5/1/33	11,520	13,515
Wisconsin GO	5.000%	5/1/33	10,475	12,770
Wisconsin GO	5.000%	5/1/34	11,905	14,885
Wisconsin GO	5.000%	5/1/34	12,500	15,215
Wisconsin GO	5.000%	5/1/34	5,000	5,949
Wisconsin GO	5.000%	5/1/34	11,020	13,414
Wisconsin GO	4.000%	11/1/34	4,000	4,677
Wisconsin GO	5.000%	5/1/35	6,500	8,110
Wisconsin GO	5.000%	5/1/35	13,090	15,571
Wisconsin GO	5.000%	5/1/35	15,040	18,273
Wisconsin GO	5.000%	5/1/35	10,600	12,879
Wisconsin GO	5.000%	5/1/36	14,385	17,906
Wisconsin GO	5.000%	5/1/36	21,325	25,346
Wisconsin GO	5.000%	5/1/36	15,830	19,193
Wisconsin GO	5.000%	5/1/36	11,195	13,573
Wisconsin GO	5.000%	5/1/36	24,590	29,227
Wisconsin GO	5.000%	5/1/37	12,500	15,520
Wisconsin GO	5.000%	5/1/38	4,000	4,951
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20 (Prere.)	3,295	3,338
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20 (Prere.)	5,230	5,299
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20 (ETM)	3,240	3,283
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/29	1,175	1,444
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/30	1,410	1,722
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/27	770	929

Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/28	1,400	1,713
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/29	1,000	1,213
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/32	8,045	9,140
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	50,545	57,330
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	38,835	43,971
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/35	17,075	19,293
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	4,460	5,345
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	34,255	36,026
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group	4.500%	11/15/39	9,600	11,093
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/20 (Prere.)	11,730	11,836
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21 (Prere.)	8,500	9,002
Wisconsin Health & Educational Facilities
Authority Revenue (Beaver Dam Community
Hospitals Inc.)	5.250%	8/15/23 (Prere.)	2,715	3,114
Wisconsin Health & Educational Facilities
Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/27	150	189
Wisconsin Health & Educational Facilities
Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/28	175	224
Wisconsin Health & Educational Facilities
Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/29	200	260
Wisconsin Health & Educational Facilities
Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/30	275	355
Wisconsin Health & Educational Facilities
Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/31	300	384
Wisconsin Health & Educational Facilities
Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/32	660	845
Wisconsin Health & Educational Facilities
Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/34	700	891
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	2/15/20 (Prere.)	5,900	5,908
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/26	880	1,096
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/27	975	1,240

Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/28	835	1,051
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/29	800	1,003
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/30	8,305	9,558
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/31	6,000	6,864
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/32	5,345	6,099
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/36	4,715	5,301
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/37	5,910	6,620
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/25	2,500	2,990
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/27	1,855	2,335
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/33	4,000	4,948
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/34	6,845	8,441
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/35	5,450	6,699
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/28	12,130	14,241
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/29	12,020	14,044
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/24	700	770
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,048
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,644
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,816
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/24	2,310	2,649
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/25	2,435	2,875
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/26	940	1,139
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/27	1,685	2,029

Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/32	4,200	4,951
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/34	11,035	13,301
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/35	6,365	7,655
Wisconsin Health & Educational Facilities
Authority Revenue (Milwaukee Regional
Medical Center Thermal Service)	5.000%	4/1/26	1,000	1,228
Wisconsin Health & Educational Facilities
Authority Revenue (Milwaukee Regional
Medical Center Thermal Service)	5.000%	4/1/27	850	1,067
Wisconsin Health & Educational Facilities
Authority Revenue (Milwaukee Regional
Medical Center Thermal Service)	5.000%	4/1/28	900	1,152
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	11,800	12,995
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/30	2,075	2,392
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/31	1,650	1,898
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/33	1,300	1,486
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/34	1,260	1,440
Wisconsin Health & Educational Facilities
Authority Revenue (Senior Housing Inc.)	5.000%	8/1/28	1,235	1,354
Wisconsin Health & Educational Facilities
Authority Revenue (Senior Housing Inc.)	5.000%	8/1/33	1,870	2,058
Wisconsin Health & Educational Facilities
Authority Revenue (Senior Housing Inc.)	5.125%	8/1/38	4,780	5,243
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/31	1,555	2,003
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/32	2,235	2,863
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/33	1,545	1,971
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/34	1,500	1,904
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	4.000%	12/15/35	2,540	2,944
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	4.000%	12/15/36	2,605	3,011

Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	4.000%	12/15/38	5,225	5,994
Wisconsin Public Finance Authority Exempt
Facilities Revenue (Wingate University)	5.250%	10/1/31	1,000	1,216
Wisconsin Public Finance Authority Exempt
Facilities Revenue (Wingate University)	5.250%	10/1/33	1,140	1,378
Wisconsin Public Finance Authority Exempt
Facilities Revenue (Wingate University)	5.250%	10/1/38	3,500	4,166
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/25	2,130	2,544
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,498
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,875	5,790
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	8,222
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	5,058
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	8,998
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/33	5,895	6,998
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/27	2,350	2,826
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/28	2,595	3,163
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/29	1,475	1,820
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/30	2,585	3,200
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	4,000	4,505
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/33	3,550	3,996
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	5,000	5,495
Wisconsin Transportation Revenue	5.000%	7/1/24	5,230	6,168
Wisconsin Transportation Revenue	5.000%	7/1/25	5,500	6,696
Wisconsin Transportation Revenue	5.000%	7/1/26	5,775	7,230
Wisconsin Transportation Revenue	5.000%	7/1/30	7,020	8,687
Wisconsin Transportation Revenue	5.000%	7/1/31	6,000	7,398
Wisconsin Transportation Revenue	5.000%	7/1/31	13,200	16,691
Wisconsin Transportation Revenue	5.000%	7/1/32	7,740	9,512
Wisconsin Transportation Revenue	5.000%	7/1/33	8,125	9,960
Wisconsin Transportation Revenue	5.000%	7/1/34	8,530	10,433
Wisconsin Transportation Revenue	5.000%	7/1/34	4,440	5,151
Wisconsin Transportation Revenue	5.000%	7/1/35	3,700	4,285
Wisconsin Transportation Revenue	5.000%	7/1/37	3,085	3,564
				1,217,844
Wyoming (0.2%)
Lincoln County WY Pollution Control Revenue
(ExxonMobil Project) VRDO	1.190%	2/3/20	49,150	49,150

Sweetwater County WY Pollution Control
Revenue (Idaho Power Co.)	1.700%	7/15/26	24,000	24,291
Uinta County WY Pollution Control Revenue
(Chevron USA Inc. Project) VRDO	1.200%	2/3/20	31,170	31,170
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/25 (15)	1,000	1,183
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/28 (15)	1,025	1,265
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/29 (15)	1,040	1,279
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/31 (15)	1,105	1,347
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/32 (15)	1,050	1,278
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/35 (15)	1,450	1,753
				112,716
Total Tax-Exempt Municipal Bonds (Cost $70,235,448)				74,696,273
			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
7 Vanguard Municipal Cash Management Fund
(Cost $825,817)	0.936%		8,257,528	825,918
Total Investments (99.5%) (Cost $71,061,265)				75,522,191
Other Assets and Liabilities-Net (0.5%)				360,449
Net Assets (100%)				75,882,640

1 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2020.
3 Securities with a value of $12,156,000 have been segregated as initial margin for open futures contracts.
4 Step bond.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $615,750,000, representing 0.8% of net assets.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.

Intermediate-Term Tax-Exempt Fund

GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR – Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	March 2020	(14,458)	(3,128,124)	(10,689)
Ultra 10-Year U.S. Treasury Note	March 2020	(704)	(102,542)	(2,514)
				(13,203)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	74,696,273	—
Temporary Cash Investments	825,918	—	—
Futures Contracts—Liabilities[1]	(3,730)	—	—
Total	822,188	74,696,273	—
1 Represents variation margin on the last day of the reporting period.

Intermediate-Term Tax-Exempt Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).